AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 31, 2007


                                            REGISTRATION STATEMENT NO. 333-65922

                                                                       811-09413
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    ---------

                                    FORM N-4
                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933

                         POST-EFFECTIVE AMENDMENT NO. 11


                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940

                                AMENDMENT NO. 23


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                           (Exact name of Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                               (Name of Depositor)

                   ONE CITYPLACE, HARTFORD, CONNECTICUT 06199
              (Address of Depositor's Principal Executive Offices)
        Depositor's Telephone Number, including area code: (860) 308-1000

                              MARIE C. SWIFT, ESQ.
                       METROPOLITAN LIFE INSURANCE COMPANY
                               501 BOYLSTON STREET
                                BOSTON, MA 02116
                  (Name and Address of Agent Agent for Service)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485.


[X] on November 12, 2007 pursuant to paragraph (b) of Rule 485.


[ ]            days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ] on            pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

         This registration statement incorporates herein by reference the Statement of Additional Information ("SAI") dated April 30, 2007 included in Post-Effective Amendment No. 10 to the registration statement on Form N-4 (File Nos. 333-65922/811-09413) filed on April 6, 2007 pursuant to paragraph (b) of Rule 485.




         This registration statement also incorporates by reference the Prospectuses dated April 30, 2007 (Vintage 3, Portfolio Architect 3, Portfolio Architect L, Pioneer AnnuiStar Flex and Vintage L) as filed on May 3, 2007 pursuant to Rule 497 (File Nos. 333-65922/811-09413).



         This registration statement also incorporates by reference the supplement dated June 29, 2007 to the Prospectuses dated April 30, 2007 (Vintage 3, Portfolio Architect 3, Portfolio Architect L, Pioneer AnnuiStar Flex and Vintage L) as filed on June 29, 2007 pursuant to Rule 497 (File Nos. 333-65922/811-09413).



         This registration statement also incorporates by reference the supplement dated August 6, 2007 to the Prospectus dated April 30, 2007 (Pioneer AnnuiStar Flex) as filed on August 6, 2007 pursuant to Rule 497 (File Nos. 333-65922/811-09413).



         This registration statement also incorporates by reference the 403(b) supplement dated October 19, 2007 to the Prospectuses dated April 30, 2007 (Vintage 3, Portfolio Architect 3, Portfolio Architect L, Pioneer AnnuiStar Flex and Vintage L) as filed on October 19, 2007 pursuant to Rule 497 (File Nos. 333-65922/811-09413).

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                    ----------------------------------------
           MetLife of CT Separate Account Nine for Variable Annuities
          MetLife of CT Separate Account Eleven for Variable Annuities
         MetLife of CT Separate Account Thirteen for Variable Annuities


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                 -----------------------------------------------
            MetLife of CT Separate Account Ten for Variable Annuities
          MetLife of CT Separate Account Twelve for Variable Annuities
         MetLife of CT Separate Account Fourteen for Variable Annuities


                                PIONEER ANNUISTAR
                             PIONEER ANNUISTAR FLEX
                             PIONEER ANNUISTAR PLUS
                             PIONEER ANNUISTAR VALUE


                       Supplement dated November 12, 2007
                                     to the
                        Prospectuses dated April 30, 2007


The following information supplements, and to the extent inconsistent therewith, replaces the information in the Variable Annuity Prospectuses listed above. Please retain this supplement and keep it with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION MERGERS

Effective November 12, 2007, the existing Underlying Funds listed below (the "Existing Funds"), each a portfolio of Pioneer Variable Contracts Trust, were consolidated by merger (the "Merger") into certain acquiring Underlying Funds indicated below (the "Acquiring Funds"). Upon the Merger, the Acquiring Funds, which were also portfolios of Pioneer Variable Contracts Trust, became available funding options in your Prospectus. (Please note that Pioneer Bond VCT Portfolio, an acquiring Underlying Fund, was added as a new Variable Funding Option in your Prospectus.)

The assets in the Existing Funds were transferred into the indicated Acquiring Funds below. The aggregate value of your investment in the Existing Funds did not change as a result of the Merger. Any future allocations that may be directed towards the Existing Funds, including allocations made under automated investment strategies such as Dollar Cost Averaging or Automatic Rebalancing, will be allocated instead to the corresponding Acquiring Funds. References in the Prospectuses to the Existing Funds shall be deemed to refer to the corresponding Acquiring Funds, including, where applicable, references to the investment option restrictions in the GMWB for Life and GMAB rider subsections within the "Living Benefits" section of the Prospectuses.

The Variable Funding Option mergers were as follows:

-------------------------------------------------------------------------------------------------------

                 EXISTING FUNDS                                                 ACQUIRING FUNDS

-------------------------------------------------------------------------------------------------------
Pioneer America Income VCT Portfolio - Class II                  Pioneer Bond VCT Portfolio - Class II

-------------------------------------------------------------------------------------------------------

Pioneer Value VCT Portfolio - Class II                           Pioneer Fund VCT Portfolio - Class II

-------------------------------------------------------------------------------------------------------


The following information supplements, and to the extent inconsistent therewith, replaces the same information that appears in the table in the "Underlying Fund Fees and Expenses" section of the Prospectuses for the corresponding Existing
Fund:

------------------------------------------------------------------------------------------------------------------------------------

                                                 DISTRIBUTION                                          CONTRACTUAL FEE    NET TOTAL
                                                 AND/OR                              TOTAL ANNUAL      WAIVER AND/OR      ANNUAL
        UNDERLYING FUND            MANAGEMENT    SERVICE(12B-1)       OTHER          OPERATING         EXPENSE            OPERATING
                                   FEE           FEES                 EXPENSES       EXPENSES          REIMBURSEMENT      EXPENSES

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE CONTRACTS
   TRUST - CLASS II

------------------------------------------------------------------------------------------------------------------------------------

   Pioneer Bond VCT Portfolio      0.50%         0.25%                0.30%          1.05%             0.18%**            0.87%**

------------------------------------------------------------------------------------------------------------------------------------

** The expenses in the above table are estimated based on Pioneer Bond VCT Portfolio Class I expenses for the year ended December 31, 2006. The Net Total Annual Operating Expenses and the Contractual Fee Waiver and/or Expense Reimbursement reflect the contractual expense limitation in effect through May 1, 2008 under which Pioneer has contractually agreed not to impose all or a portion of its management fee and, if necessary, to limit other expenses to the extent required to reduce Class I expenses to 0.62% of the average daily net assets attributable to Class I shares. Class II shares expenses will be reduced only to the extent Portfolio-wide expenses are reduced for Class I shares.

The following information supplements, and to the extent inconsistent therewith, replaces the same information that appears under the "The Variable Funding Options" section of the Prospectuses for the corresponding Existing Fund:


------------------------------------------------------------------------------------------------------------------------------------

   FUNDING OPTION                          INVESTMENT OBJECTIVE                         INVESTMENT ADVISER/SUBADVISER

------------------------------------------------------------------------------------------------------------------------------------

PIONEER VARIABLE
 CONTRACTS TRUST

------------------------------------------------------------------------------------------------------------------------------------

   Pioneer Bond VCT             Seeks to provide current income from an             Pioneer Investment Management, Inc.
      Portfolio                 investment grade portfolio with due regard
                                to preservation of capital and prudent
                                investment risk.

------------------------------------------------------------------------------------------------------------------------------------

Certain documents or information you may receive about your Contract may continue to reflect the Existing Fund names until such time as updates are made.

MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE UNDERLYING FUND PROSPECTUSES, AS SUPPLEMENTED. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-866-547-3793.

2. VARIABLE FUNDING OPTION LIQUIDATION

Pioneer Small and Mid Cap Growth VCT Portfolio and Pioneer Equity Opportunity VCT Portfolio (the "Portfolios") were liquidated effective November 12, 2007. The Portfolios were funding options in the prospectuses listed above. The Trustees of Pioneer Variable Contracts Trust had authorized the liquidation of the Portfolios. Unless you provided us with reallocation instructions, any Contract Value you had remaining in the Portfolios on the date of the liquidation was automatically transferred to the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc. Similarly, if you had selected the Portfolios as part of the Dollar Cost Averaging, Automatic Rebalancing or Systematic Withdrawal programs, and you did not provide us with instructions to redirect those allocations to one or more of the available funding options, any future allocations that may be directed towards (or, in the case of Systematic Withdrawals, from) the liquidated Portfolios as a result of these programs will instead be made to or from the BlackRock Money Market Portfolio of the Metropolitan Series Fund, Inc.

3. VARIABLE FUNDING OPTION NAME CHANGE

Effective November 12, 2007, the name of the Pioneer Growth Shares VCT Portfolio of the Pioneer Variable Contracts Trust was changed to the Pioneer Independence VCT Portfolio of the Pioneer Variable Contracts Trust. There was no change in the Portfolio's investment objective or investment adviser as a result of the name change. Our forms and communications with you may temporarily continue to refer to the Portfolio by its previous name until we are able to revise such documents.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                MetLife of CT Fund BD III for Variable Annuities
           MetLife of CT Separate Account Nine For Variable Annuities
     MetLife Insurance Company of CT Variable Annuity Separate Account 2002

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                MetLife of CT Fund BD IV for Variable Annuities
           MetLife of CT Separate Account Ten For Variable Annuities
 MetLife Life and Annuity Company of CT Variable Annuity Separate Account 2002

                              VINTAGE II(SM) ANNUITY
                    VINTAGE II (SERIES II)(SM) VARIABLE ANNUITY
                               VINTAGE 3(SM) ANNUITY
                          VINTAGE L(SM) VARIABLE ANNUITY
                            VINTAGE ACCESS(SM) ANNUITY
                         VINTAGE XTRA(SM) VARIABLE ANNUITY
                   VINTAGE XTRA (SERIES II)(SM) VARIABLE ANNUITY

                       SUPPLEMENT DATED NOVEMBER 12, 2007
                                     TO THE
               PROSPECTUSES DATED APRIL 30, 2007, AS SUPPLEMENTED

This supplements the information contained in the Prospectus for the variable annuity contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

1. VARIABLE FUNDING OPTION NAME CHANGES

Effective on or about November 12, 2007, the Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value of Legg Mason Partners Variable Equity Trust changed its name to Legg Mason Partners Variable Capital Portfolio, and the Legg Mason Partners Variable Multiple Discipline Portfolio - Global All Cap Growth and Value of Legg Mason Partners Variable Equity Trust changed its name to Legg Mason Partners Variable Global Equity Portfolio.

Certain documents or information you may receive about your Contract may continue to reflect the old Variable Funding Option names until such time as updates are made.

2. VARIABLE FUNDING OPTION INVESTMENT OBJECTIVE CHANGE

Effective on or about November 12, 2007, the Legg Mason Partners Variable Capital Portfolio (formerly named Legg Mason Partners Variable Multiple Discipline Portfolio - All Cap Growth and Value) of Legg Mason Partners Variable Equity Trust changed its investment objective to the following: "Seeks capital appreciation through investment in securities which the portfolio managers believe have above-average capital appreciation potential."

3. UNDERLYING FUND MERGER AND CLOSING

Effective on or about November 12, 2007, the Legg Mason Partners Variable Multiple Discipline Portfolio - Large Cap Growth and Value of Legg Mason Partners Variable Equity Trust (Existing Fund) will be merged with and into the Legg Mason Partners

Variable Appreciation Portfolio (Class II) of Legg Mason Partners Variable Equity Trust (Acquiring Fund).

The assets in the Existing Fund will be transferred into the Acquiring Fund. The aggregate value of your investment will not change as a result of the merger. Immediately after the merger, the Acquiring Fund no longer will be available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing). Please note that Legg Mason Partners Variable Appreciation Portfolio (Class I) remains available for new allocations of purchase payments and transfers of account value.

The following table presents the Acquiring Fund's management fee, distribution and/or service fees (12b-1), and other expenses. The Acquiring Fund provided this information and we have not independently verified it.

                                              DISTRIBUTION                  TOTAL      CONTRACTUAL FEE    NET TOTAL
                                                 AND/OR                     ANNUAL          WAIVER         ANNUAL
                               MANAGEMENT        SERVICE        OTHER     OPERATING     AND/OR EXPENSE    OPERATING
     UNDERLYING FUND:             FEE         (12B-1) FEES    EXPENSES*    EXPENSES     REIMBURSEMENT      EXPENSES
---------------------------- ---------------  --------------  ----------  -----------  ---------------  --------------

Legg Mason Partners
Variable Appreciation
Portfolio (Class II)             0.69%            0.25%         0.04%       0.98%           0.00%          0.98%

*Other expenses are estimated since there are currently no Class II shares outstanding.


MORE INFORMATION ABOUT THE VARIABLE FUNDING OPTIONS IS CONTAINED IN THE PROSPECTUSES, AS SUPPLEMENTED, FOR THE UNDERLYING FUNDS. CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS CAN BE OBTAINED BY CALLING 1-800-842-9325.

                    METLIFE INSURANCE COMPANY OF CONNECTICUT
                  MetLife of CT Fund ABD For Variable Annuities
          MetLife of CT Separate Account BD III For Variable Annuities
           MetLife of CT Separate Account Nine For Variable Annuities


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                MetLife of CT Fund ABD II For Variable Annuities
           MetLife of CT Separate Account BD IV For Variable Annuities
            MetLife of CT Separate Account Ten For Variable Annuities


                          PORTFOLIO ARCHITECT 3 ANNUITY
                           PORTFOLIO ARCHITECT ANNUITY
                        PORTFOLIO ARCHITECT XTRA ANNUITY
                            PREMIER ADVISERS ANNUITY
                       PREMIER ADVISERS - CLASS II ANNUITY

                       SUPPLEMENT DATED NOVEMBER 12, 2007
                                     TO THE
               PROSPECTUSES DATED APRIL 30, 2007, AS SUPPLEMENTED


This supplements the information contained in the Prospectuses for the variable annuity contracts listed above. This supplement should be read in its entirety and kept together with the Prospectus for future reference.

For Contract Owners of Premier Advisers Annuity and Premier Advisers -- Class II Annuity only: Effective November 12, 2007, the Worldwide Growth Portfolio of Janus Aspen Series is no longer available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing).

For Contract Owners of Portfolio Architect 3 Annuity, Portfolio Architect Annuity, and Portfolio Architect XTRA Annuity only: Effective November 12, 2007, the Templeton Developing Markets Securities Fund of Franklin Templeton Variable Insurance Products Trust is no longer available for allocations of new purchase payments or transfers of contract value (excluding dollar cost averaging and automatic rebalancing allocations in existence at the time of closing).

                METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                 (THE "COMPANY")

            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES

                    SUPPLEMENT DATED NOVEMBER 12, 2007 TO THE
            STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2007

This supplements the information contained in the Statement of Additional Information ("SAI") for the variable annuity contracts in the insurance company separate account listed above.

FINANCIAL STATEMENTS

The attached financial statements of the Company and financial statements of the Separate Account replace, in their entirety, the financial statements of the Company and the financial statements of the Separate Account set forth in the SAI. The financial statements of the Company and the financial statements of the Separate Account should be considered only as bearing upon their ability to meet their obligations under the Contracts.

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying consolidated balance sheets of MetLife Life and Annuity Company of Connecticut and its subsidiary (the "Company") (formerly known as "The Travelers Life and Annuity Company") as of December 31, 2006 and 2005 (SUCCESSOR), and the related consolidated statements of income, stockholder's equity, and cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR). Our audits also included the financial statement schedules as of December 31, 2006 and 2005 (SUCCESSOR), and for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR) and June 30, 2005 (PREDECESSOR), listed in the accompanying index. These consolidated financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements and financial statement schedules based on our audits. The consolidated financial statements and financial statement schedules of the Company for the year ended December 31, 2004 (PREDECESSOR) were audited by other auditors whose report, dated March 28, 2005, expressed an unqualified opinion.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of MetLife Life and Annuity Company of Connecticut and its subsidiary as of December 31, 2006 and 2005 (SUCCESSOR), and the results of their operations and their cash flows for the year ended December 31, 2006 (SUCCESSOR) and the six months ended December 31, 2005 (SUCCESSOR), and June 30, 2005 (PREDECESSOR), in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

     As described in Note 2 to the consolidated financial statements, the Company was acquired by MetLife, Inc. on July 1, 2005. As required by the U.S. Securities and Exchange Commission Staff Accounting Bulletin Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting was applied to the assets and liabilities of the Company, and such assets and liabilities were measured at their fair values as of the acquisition date in conformity with Statement of Financial Accounting Standards No. 141, Business Combinations. The accompanying consolidated financial statements for periods subsequent and prior to the acquisition date are labeled "SUCCESSOR" and "PREDECESSOR," respectively.

/s/ DELOITTE & TOUCHE LLP
DELOITTE & TOUCHE LLP

New York, New York
March 6, 2007
(October 30, 2007 as to Note 15)

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     We have audited the accompanying statements of income, stockholder's equity, and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR). These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

     We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

     In our opinion, the financial statements referred to above present fairly, in all material respects, the results of the operations, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut for the year ended December 31, 2004 in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Stockholder
MetLife Life and Annuity Company of Connecticut:

     Under date of March 28, 2005, we reported on the statements of income, stockholder's equity and cash flows of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) for the year ended December 31, 2004 (PREDECESSOR) , which are included in the Form 10-K. In connection with our audit of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audit.

     In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

/s/ KPMG LLP
KPMG LLP
Hartford, Connecticut
March 28, 2005

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2006 AND 2005

                 (IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                                      SUCCESSOR
                                                                  -----------------
                                                                    2006      2005
                                                                  -------   -------
ASSETS
Investments:
  Fixed maturity securities available-for-sale, at estimated fair value (amortized cost: $5,967 and $6,158,
     respectively)..............................................  $ 5,889   $ 6,055
  Equity securities available-for-sale, at estimated fair value
     (cost: $56 and $4, respectively)...........................       57         4
  Mortgage loans on real estate.................................      295       258
  Policy loans..................................................       55        37
  Real estate joint ventures held-for-investment................        2        --
  Other limited partnership interests...........................       68        73
  Short-term investments........................................       95        57
  Other invested assets.........................................      341       333
                                                                  -------   -------
     Total investments..........................................    6,802     6,817
Cash and cash equivalents.......................................      230       233
Accrued investment income.......................................       68        69
Premiums and other receivables..................................      289       201
Deferred policy acquisition costs and value of business
  acquired......................................................    1,712     1,777
Current income tax recoverable..................................       19        20
Deferred income tax assets......................................        8        90
Goodwill........................................................      239       243
Other assets....................................................       25        22
Separate account assets.........................................   12,246    12,179
                                                                  -------   -------
     Total assets...............................................  $21,638   $21,651
                                                                  =======   =======

LIABILITIES AND STOCKHOLDER'S EQUITY
Liabilities:
  Future policy benefits........................................  $ 1,782   $ 1,740
  Policyholder account balances.................................    5,377     5,688
  Other policyholder funds......................................       79        68
  Payables for collateral under derivative transactions.........      102       108
  Other liabilities.............................................      119       132
  Separate account liabilities..................................   12,246    12,179
                                                                  -------   -------
     Total liabilities..........................................   19,705    19,915
                                                                  -------   -------
CONTINGENCIES, COMMITMENTS AND GUARANTEES (NOTE 10)
Stockholder's Equity:
  Common stock, par value $100 per share; 100,000 shares
     authorized, 30,000 shares issued and outstanding...........        3         3
  Additional paid-in capital....................................    1,730     1,725
  Retained earnings.............................................      230        50
  Accumulated other comprehensive income (loss).................      (30)      (42)
                                                                  -------   -------
     Total stockholder's equity.................................    1,933     1,736
                                                                  -------   -------
     Total liabilities and stockholder's equity.................  $21,638   $21,651
                                                                  =======   =======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                        CONSOLIDATED STATEMENTS OF INCOME
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)

                                                SUCCESSOR                        PREDECESSOR
                                     -------------------------------   -------------------------------
                                      YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                     DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                     ------------   ----------------   ----------------   ------------
                                         2006             2005               2005             2004
                                     ------------   ----------------   ----------------   ------------
REVENUES
Premiums...........................      $ 43             $ 17               $ 20             $ 40
Universal life and investment-type
  product policy fees..............       483              233                221              371
Net investment income..............       361              167                223              389
Other revenues.....................        27               11                 12               19
Net investment gains (losses)......       (83)             (35)                (6)              17
                                         ----             ----               ----             ----
  Total revenues...................       831              393                470              836
                                         ----             ----               ----             ----
EXPENSES
Policyholder benefits and claims...       117               90                 49               85
Interest credited to policyholder
  account balances.................       154               76                126              241
Other expenses.....................       306              165                184              303
                                         ----             ----               ----             ----
  Total expenses...................       577              331                359              629
                                         ----             ----               ----             ----
Income before provision for income
  tax..............................       254               62                111              207
Provision for income tax...........        74               12                 35               49
                                         ----             ----               ----             ----
Net income.........................      $180             $ 50               $ 76             $158
                                         ====             ====               ====             ====




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)


                                                                          ACCUMULATED OTHER
                                                                            COMPREHENSIVE
                                                                            INCOME (LOSS)
                                                                          -----------------
                                                  ADDITIONAL                NET UNREALIZED
                                         COMMON     PAID-IN    RETAINED       INVESTMENT
                                          STOCK     CAPITAL    EARNINGS     GAINS (LOSSES)     TOTAL
                                         ------   ----------   --------   -----------------   ------
BALANCE AT JANUARY 1, 2004
  (PREDECESSOR)........................    $3       $  417       $ 764          $ 215         $1,399
Capital contributed by parent..........                400                                       400
Comprehensive income (loss):
  Net income...........................                            158                           158
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (5)            (5)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                             9              9
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                            4
                                                                                              ------
  Comprehensive income (loss)..........                                                          162
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2004
  (PREDECESSOR)........................     3          817         922            219          1,961
Comprehensive income (loss):
  Net income...........................                             76                            76
  Other comprehensive income (loss):
     Unrealized gains (losses) on
       derivative instruments, net of
       income tax......................                                            (2)            (2)
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            (5)            (5)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           (7)
                                                                                              ------
  Comprehensive income (loss)..........                                                           69
Assumption of liabilities by parent....                  4                                         4
                                           --       ------       -----          -----         ------
BALANCE AT JUNE 30, 2005
  (PREDECESSOR)........................     3          821         998            212          2,034
Effect of push down accounting of
  MetLife, Inc.'s purchase price on
  MetLife Life and Annuity Company of
  Connecticut's net assets acquired
  (see Note 2).........................              1,112        (998)          (212)           (98)
                                           --       ------       -----          -----         ------
BALANCE AT JULY 1, 2005 (SUCCESSOR)....     3        1,933          --             --          1,936
Comprehensive income (loss):
  Revisions of purchase price pushed
     down to MetLife Life and Annuity
     Company of Connecticut's net
     assets acquired (See Note 2)......               (208)                                     (208)
  Net income...........................                             50                            50
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                           (42)           (42)
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                          (42)
                                                                                              ------
  Comprehensive income (loss)..........                                                            8
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2005
  (SUCCESSOR)..........................     3        1,725          50            (42)         1,736
Revisions of purchase price pushed down
  to MetLife Life and Annuity Company
  of Connecticut's net assets acquired
  (See Note 2).........................                  5                                         5
Comprehensive income (loss):
  Net income...........................                            180                           180
  Other comprehensive income (loss):
     Unrealized investment gains
       (losses), net of related offsets
       and income tax..................                                            12             12
                                                                                              ------
     Other comprehensive income
       (loss)..........................                                                           12
                                                                                              ------
  Comprehensive income (loss)..........                                                          192
                                           --       ------       -----          -----         ------
BALANCE AT DECEMBER 31, 2006
  (SUCCESSOR)..........................    $3       $1,730       $ 230          $ (30)        $1,933
                                           ==       ======       =====          =====         ======




          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                    FOR THE YEAR ENDED DECEMBER 31, 2006 AND
            THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                      AND THE YEAR ENDED DECEMBER 31, 2004

                                  (IN MILLIONS)

                                                    SUCCESSOR                        PREDECESSOR
                                         -------------------------------   -------------------------------
                                          YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                         DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                         ------------   ----------------   ----------------   ------------
                                             2006             2005               2005             2004
                                         ------------   ----------------   ----------------   ------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income.............................     $   180          $    50                  $  76      $   158
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
     Amortization of premiums and
       accretion of discounts
       associated with investments,
       net.............................           1               12                     (8)         (18)
     (Gains) losses from sales of
       investments, net................          83               35                      6          (17)
     Equity earnings of real estate
       joint ventures and other limited
       partnership interests...........          (6)              --                     --           --
     Interest credited to policyholder
       account balances................         154               76                    126          241
     Universal life and investment-type
       product policy fees.............        (483)            (233)                  (221)        (371)
     Change in accrued investment
       income..........................           1               11                     (4)          (7)
     Change in premiums and other
       receivables.....................         (83)             (81)                     2           --
     Change in deferred policy
       acquisition costs, net..........          53              (56)                   (90)        (243)
     Change in insurance-related
       liabilities.....................          17               49                    (15)         (49)
     Change in income tax payable......          74              (25)                  (242)         227
     Change in other assets............         191               90                     49           72
     Change in other liabilities.......         (44)              54                    (75)         (17)
     Other, net........................          (1)              (1)                    34          (21)
                                            -------          -------                  -----      -------
Net cash provided by (used in)
  operating activities.................         137              (19)                  (362)         (45)
                                            -------          -------                  -----      -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
     Fixed maturity securities.........       2,935            3,484                    521        1,305
     Equity securities.................           8               30                      8           19
     Mortgage loans on real estate.....          44               37                     18           59
     Real estate and real estate joint
       ventures........................           1               --                     17            9
     Other limited partnership
       interests.......................          24               17                     18           23
  Purchases of:
     Fixed maturity securities.........      (2,863)          (3,557)                  (448)      (2,156)
     Equity securities.................          (8)              --                     (1)         (30)
     Mortgage loans on real estate.....         (81)             (20)                   (75)        (136)
     Real estate and real estate joint
       ventures........................          (2)              --                     --           --
     Other limited partnership
       interests.......................         (17)             (11)                   (41)         (89)
  Net change in policy loans...........         (17)              (2)                    (4)          (5)
  Net change in short-term
     investments.......................         (37)             131                    135         (225)
  Net change in other invested assets..          30               20                     16           43
  Other, net...........................          --               --                      2           (1)
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  investing activities.................          17              129                    166       (1,184)
                                            -------          -------                  -----      -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
     Deposits..........................         551              343                    476        1,023
     Withdrawals.......................        (684)            (290)                  (181)        (178)
  Net change in payables for collateral
     under derivative transactions.....          (6)              (2)                   (98)         (16)
  Financing element of certain
     derivative instruments............         (18)             (13)                    --           --
  Capital contribution from parent.....          --               --                     --          400
                                            -------          -------                  -----      -------
Net cash (used in) provided by
  financing activities.................        (157)              38                    197        1,229
                                            -------          -------                  -----      -------
Change in cash and cash equivalents....          (3)             148                      1           --
Cash and cash equivalents, beginning of
  period...............................         233               85                      1            1
                                            -------          -------                  -----      -------
CASH AND CASH EQUIVALENTS, END OF
  PERIOD...............................     $   230          $   233                  $   2      $     1
                                            =======          =======                  =====      =======
Supplemental disclosures of cash flow
  information:
     Income tax paid (received)........     $    --          $    37                  $ 277      $  (179)
                                            =======          =======                  =====      =======
Non-cash transactions during the
  period:
  Assumption of liabilities by MetLife
     Insurance Company of Connecticut..     $    --          $    --                  $   4      $    --
                                            =======          =======                  =====      =======
  Contribution of goodwill from
     MetLife, Inc. ....................     $    (4)         $    --                  $  --      $    --
                                            =======          =======                  =====      =======
See Note 2 for purchase accounting
  adjustments.



          See accompanying notes to consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.  BUSINESS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING
    POLICIES

  BUSINESS

     "MLAC" or the "Company" refers to MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company), a Connecticut corporation incorporated in 1973, and its subsidiary. MLAC is a wholly-owned subsidiary of MetLife Insurance Company of Connecticut ("MICC," formerly The Travelers Insurance Company). MICC is a subsidiary of MetLife, Inc. ("MetLife"). The Company's core offerings include universal and variable life insurance, fixed and variable deferred annuities, structured settlements and payout annuities.

     On July 1, 2005 ("Acquisition Date"), the Company became a subsidiary of MetLife. The Company and its parent, including substantially all of Citigroup Inc's ("Citigroup") international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries ("Primerica") (collectively, "Travelers"), were acquired by MetLife from Citigroup (the "Acquisition") for $12.1 billion. See Note 2 for further information on the Acquisition.

     The Company currently operates as a single segment and, as such, financial results are prepared and reviewed by management as a single operating segment. The Company continually evaluates its operating activities and the method utilized by management to evaluate the performance of such activities and will report on a segment basis when appropriate to do so.

     On February 14, 2006, a Certificate of Amendment was filed with the State of Connecticut Office of the Secretary of the State changing the name of The Travelers Life and Annuity Company to MetLife Life and Annuity Company of Connecticut, effective May 1, 2006.

  BASIS OF PRESENTATION

     The accompanying consolidated financial statements include the accounts of
i) the Company and its subsidiary and ii) partnerships and joint ventures in which the Company has control. Assets, liabilities, revenues and expenses of the Company's general account for 2005 and 2004 include amounts related to certain separate accounts previously reported in separate account assets and liabilities. See "Adoption of New Accounting Pronouncements." Intercompany accounts and transactions have been eliminated.

     The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and partnership's operations.

     Certain amounts in the prior year periods' consolidated financial statements have been reclassified to conform with the 2006 presentation.

  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND CRITICAL ACCOUNTING ESTIMATES

     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most critical estimates include those used in determining:

        (i) the fair value of investments in the absence of quoted market values;

       (ii) investment impairments;

      (iii) the recognition of income on certain investments;

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


       (iv) the application of the consolidation rules to certain investments;

        (v) fair value of and accounting for derivatives;

       (vi) the capitalization and amortization of deferred policy acquisition costs ("DAC") and the establishment and amortization of value of business acquired ("VOBA");

      (vii) the measurement of goodwill and related impairment, if any;

     (viii) the liability for future policyholder benefits;

       (ix) accounting for income taxes and the valuation of deferred income tax assets;

        (x) accounting for reinsurance transactions; and

       (xi) the liability for litigation and regulatory matters.

     A description of such critical estimates is incorporated within the discussion of the related accounting policies which follow. The application of purchase accounting requires the use of estimation techniques in determining the fair value of the assets acquired and liabilities assumed -- the most significant of which relate to the aforementioned critical estimates. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from these estimates.

  Investments

     The Company's principal investments are in fixed maturity and equity securities, policy loans, mortgage loans on real estate, real estate joint ventures and other limited partnership interests, short-term investments and other invested assets. The accounting policies related to each are as follows:

          Fixed Maturity and Equity Securities. The Company's fixed maturity and equity securities are classified as available-for-sale, and are reported at their estimated fair value. Unrealized investment gains and losses on these securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. All security transactions are recorded on a trade date basis. Investment gains and losses on sales of securities are determined on a specific identification basis.

          Interest income on fixed maturity securities is recorded when earned using an effective yield method giving effect to amortization of premiums and accretion of discounts. Dividends on equity securities are recorded when declared. These dividends and interest income are recorded as part of net investment income.

          Included within fixed maturity securities are loan-backed securities including mortgage-backed and asset-backed securities. Amortization of the premium or discount from the purchase of these securities considers the estimated timing and amount of prepayments of the underlying loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments originally anticipated and the actual prepayments received and currently anticipated. Prepayment assumptions for single class and multi-class mortgage-backed and asset-backed securities are obtained from broker-dealer survey values or internal estimates. For credit-sensitive mortgage-backed and asset-backed securities and certain prepayment-sensitive securities, the effective yield is recalculated on a prospective basis. For all other mortgage-backed and asset-backed securities, the effective yield is recalculated on a retrospective basis.

          The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than-temporary in the period in which the determination is made. These impairments are included within net investment gains (losses) and the cost basis of the fixed maturity and equity securities is reduced accordingly. The Company does not change the revised cost basis for subsequent recoveries in value.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. The Company's review of its fixed maturity and equity securities for impairments includes an analysis of the total gross unrealized losses by three categories of securities: (i) securities where the estimated fair value had declined and remained below cost or amortized cost by less than 20%; (ii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for less than six months; and (iii) securities where the estimated fair value had declined and remained below cost or amortized cost by 20% or more for six months or greater.

          Additionally, management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below cost or amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; (vi) the Company's ability and intent to hold the security for a period of time sufficient to allow for the recovery of its value to an amount equal to or greater than cost or amortized cost (See also Note 3);
     (vii) unfavorable changes in forecasted cash flows on asset-backed securities; and (viii) other subjective factors, including concentrations and information obtained from regulators and rating agencies.

          Mortgage Loans on Real Estate. Mortgage loans on real estate are stated at unpaid principal balance, adjusted for any unamortized premium or discount, deferred fees or expenses, net of valuation allowances. Interest income is accrued on the principal amount of the loan based on the loan's contractual interest rate. Amortization of premiums and discounts is recorded using the effective yield method. Interest income, amortization of premiums and discounts, and prepayment fees are reported in net investment income. Loans are considered to be impaired when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Valuation allowances are established for the excess carrying value of the loan over the present value of expected future cash flows discounted at the loan's original effective interest rate, the value of the loan's collateral if the loan is in the process of foreclosure or otherwise collateral dependent, or the loan's market value if the loan is being sold. The Company also establishes allowances for loan losses when a loss contingency exists for pools of loans with similar characteristics, such as mortgage loans based on similar property types or loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on such impaired loans are recorded as a reduction of the recorded investment. Gains and losses from the sale of loans and changes in valuation allowances are reported in net investment gains (losses).

          Policy Loans. Policy loans are stated at unpaid principal balances. Interest income on such loans is recorded as earned using the contractually agreed upon interest rate. Generally, interest is capitalized on the policy's anniversary date.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


          Real Estate Joint Ventures and Other Limited Partnership
     Interests. The Company uses the equity method of accounting for investments in real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest, or more than a minor influence over the joint ventures and partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the joint ventures and the partnership's operations. In addition to the investees performing regular evaluations for the impairment of underlying investments, the Company routinely evaluates its investments in real estate joint ventures and limited partnerships for impairments. For its cost method investments it follows an impairment analysis which is similar to the process followed for its fixed maturity and equity securities as described previously. For equity method investees, the Company considers financial and other information provided by the investee, other known information and inherent risks in the underlying investments, as well as future capital commitments, in determining whether an impairment has occurred. When an other-than-temporary impairment is deemed to have occurred, the Company records a realized capital loss within net investment gains (losses) to record the investment at its fair value.

          Prior to the Acquisition, the Company used the equity method of accounting for all real estate joint ventures and other limited partnership interests in which it had an ownership interest but did not control, including those in which it had a minor equity investment or virtually no influence over operations.

          Short-term Investments. Short-term investments include investments with remaining maturities of one year or less, but greater than three months, at the time of acquisition and are stated at amortized cost, which approximates fair value.

          Other Invested Assets. Other invested assets consist primarily of stand-alone derivatives with positive fair values.

          Estimates and Uncertainties. The Company's investments are exposed to three primary sources of risk: credit, interest rate and market valuation. The financial statement risks, stemming from such investment risks, are those associated with the recognition of impairments, the recognition of income on certain investments; and the determination of fair values.

          The determination of the amount of allowances and impairments, as applicable, are described above by investment type. The determination of such allowances and impairments is highly subjective and is based upon the Company's periodic evaluation and assessment of known and inherent risks associated with the respective asset class. Such evaluations and assessments are revised as conditions change and new information becomes available. Management updates its evaluations regularly and reflects changes in allowances and impairments in operations as such evaluations are revised.

          The recognition of income on certain investments (e.g. loan-backed securities including mortgage-backed and asset-backed securities, certain investment transactions, etc.) is dependent upon market conditions, which could result in prepayments and changes in amounts to be earned.

          The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and
     (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are made at a specific point in time, based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include: coupon rate,

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



     maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

          Additionally, when the Company enters into certain real estate joint ventures and other limited partnerships for which the Company may be deemed to be the primary beneficiary under Financial Accounting Standards Board ("FASB") Interpretation ("FIN") No. 46(r), Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51, it may be required to consolidate such investments. The accounting rules for the determination of the primary beneficiary are complex and require evaluation of the contractual rights and obligations associated with each party involved in the entity, an estimate of the entity's expected losses and expected residual returns and the allocation of such estimates to each party.

          The use of different methodologies and assumptions as to the timing and amount of impairments, recognition of income and the determination of the fair value of investments may have a material effect on the amounts presented within the consolidated financial statements.

  Derivative Financial Instruments

     Derivatives are financial instruments whose values are derived from interest rates, foreign currency exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial instruments. To a lesser extent, the Company uses credit derivatives to synthetically replicate investment risks and returns which are not readily available in the cash market. The Company also purchases certain securities, issues certain insurance policies and investment contracts and engages in certain reinsurance contracts that have embedded derivatives.

     Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within other invested assets or as liabilities within other liabilities at fair value as determined by quoted market prices or through the use of pricing models. The determination of fair value, when quoted market values are not available, is based on valuation methodologies and assumptions deemed appropriate under the circumstances. Derivative valuations can be affected by changes in interest rates, foreign currency exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. Such assumptions include estimates of volatility, interest rates, foreign currency exchange rates, other financial indices and credit ratings. Essential to the analysis of the fair value is a risk of counterparty default. The use of different assumptions may have a material effect on the estimated derivative fair value amounts as well as the amount of reported net income.

     If a derivative is not designated as an accounting hedge or its use in managing risk does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended changes in the fair value of the derivative are reported in net investment gains (losses). The fluctuations in fair value of derivatives which have not been designated for hedge accounting can result in significant volatility in net income.

     To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either: (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); or (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"). In this documentation, the Company sets forth how the hedging instrument is expected to hedge the designated risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be assessed as being highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and periodically throughout the life of the designated hedging relationship. Assessments and measurement of hedge effectiveness are also subject to interpretation and estimation and different interpretations or estimates may have a material effect on the amount reported in net income.

     The accounting for derivatives is complex and interpretations of the primary accounting standards continue to evolve in practice. Judgment is applied in determining the availability and application of hedge accounting designations and the appropriate accounting treatment under these accounting standards. If it was determined that hedge accounting designations were not appropriately applied, reported net income could be materially affected. Differences in judgment as to the availability and application of hedge accounting designations and the appropriate accounting treatment may result in a differing impact on the consolidated financial statements of the Company from that previously reported.

     Under a fair value hedge, changes in the fair value of the hedging derivative, including amounts measured as ineffectiveness, and changes in the fair value of the hedged item related to the designated risk being hedged, are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     Under a cash flow hedge, changes in the fair value of the hedging derivative measured as effective are reported within other comprehensive income
(loss), a separate component of stockholders' equity, and the deferred gains or losses on the derivative are reclassified into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item. Changes in the fair value of the hedging instrument measured as ineffectiveness are reported within net investment gains (losses). The fair values of the hedging derivatives are exclusive of any accruals that are separately reported in the consolidated statement of income within interest income or interest expense to match the location of the hedged item.

     The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires, is sold, terminated, or exercised; (iii) it is no longer probable that the hedged forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

     When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to the hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. Provided the hedged forecasted transaction is still probable of occurrence, the changes in fair value of derivatives recorded in other comprehensive income (loss) related to discontinued cash flow hedges are released into the consolidated statement of income when the Company's earnings are affected by the variability in cash flows of the hedged item.

     When hedge accounting is discontinued because it is no longer probable that the forecasted transactions will occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the consolidated balance sheet at its fair value, with changes in fair value recognized currently in net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in net investment gains (losses). Deferred gains and losses of a derivative recorded in other comprehensive income (loss)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in net investment gains (losses).

     In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as net investment gains (losses).

     The Company is also a party to financial instruments that contain terms which are deemed to be embedded derivatives. The Company assesses each identified embedded derivative to determine whether it is required to be bifurcated under SFAS 133. If the instrument would not be accounted for in its entirety at fair value and it is determined that the terms of the embedded derivative are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses). Additionally, the Company may elect to carry an entire contract on the balance sheet at fair value, with changes in fair value recognized in the current period in net investment gains (losses) if that contract contains an embedded derivative that requires bifurcation. There is a risk that embedded derivatives requiring bifurcation may not be identified and reported at fair value in the consolidated financial statements and that their related changes in fair value could materially affect reported net income.

  Cash and Cash Equivalents

     The Company considers all highly liquid investments purchased with an original or remaining maturity of three months or less at the date of purchase to be cash equivalents.

  Deferred Policy Acquisition Costs and Value of Business Acquired

     The Company incurs significant costs in connection with acquiring new and renewal insurance business. Costs that vary with and relate to the production of new business are deferred as DAC. Such costs consist principally of commissions and agency and policy issue expenses. VOBA is an intangible asset that reflects the estimated fair value of in-force contracts in a life insurance company acquisition and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the business in-force at the acquisition date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business may vary from these projections. The recovery of DAC and VOBA is dependent upon the future profitability of the related business. DAC and VOBA are aggregated in the financial statements for reporting purposes.

     DAC related to internally replaced contracts are generally expensed at the date of replacement.

     DAC and VOBA on life insurance or investment-type contracts are amortized in proportion to gross premiums or gross profits, depending on the type of contract as described below.

     The Company amortizes DAC and VOBA related to non-participating traditional contracts (term insurance and non-participating whole life insurance) over the entire premium paying period in proportion to the present value of actual historic and expected future gross premiums. The present value of expected premiums is based upon the premium requirement of each policy and assumptions for mortality, persistency, and investment returns at policy issuance, or policy acquisition as it relates to VOBA, that include provisions for adverse deviation and are consistent

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



with the assumptions used to calculate future policyholder benefit liabilities. These assumptions are not revised after policy issuance or acquisition unless the DAC or VOBA balance is deemed to be unrecoverable from future expected profits. Absent a premium deficiency, variability in amortization after policy issuance or acquisition is caused only by variability in premium volumes.

     The Company amortizes DAC and VOBA related to fixed and variable universal life contracts and fixed and variable deferred annuity contracts over the estimated lives of the contracts in proportion to actual and expected future gross profits. The amortization includes interest based on rates in effect at inception or acquisition of the contracts. The amount of future gross profits is dependent principally upon returns in excess of the amounts credited to policyholders, mortality, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties, the effect of any hedges used, and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns, expenses, and persistency are reasonably likely to impact significantly the rate of DAC and VOBA amortization. Each reporting period, the Company updates the estimated gross profits with the actual gross profits for that period. When the actual gross profits change from previously estimated gross profits, the cumulative DAC and VOBA amortization is re-estimated and adjusted by a cumulative charge or credit to current operations. When actual gross profits exceed those previously estimated, the DAC and VOBA amortization will increase, resulting in a current period charge to earnings. The opposite result occurs when the actual gross profits are below the previously estimated gross profits. Each reporting period, the Company also updates the actual amount of business remaining in-force, which impacts expected future gross profits.

     Separate account rates of return on variable universal life contracts and variable deferred annuity contracts affect in-force account balances on such contracts each reporting period. Returns that are higher than the Company's long-term expectation produce higher account balances, which increases the Company's future fee expectations and decreases future benefit payment expectations on minimum death benefit guarantees, resulting in higher expected future gross profits. The opposite result occurs when returns are lower than the Company's long-term expectation. The Company's practice to determine the impact of gross profits resulting from returns on separate accounts assumes that long-term appreciation in equity markets is not changed by short-term market fluctuations, but is only changed when sustained interim deviations are expected. The Company monitors these changes and only changes the assumption when its long-term expectation changes.

     The Company also reviews periodically other long-term assumptions underlying the projections of estimated gross profits. These include investment returns, policyholder dividend scales, interest crediting rates, mortality, persistency, and expenses to administer business. Management annually updates assumptions used in the calculation of estimated gross profits which may have significantly changed. If the update of assumptions causes expected future gross profits to increase, DAC and VOBA amortization will decrease, resulting in a current period increase to earnings. The opposite result occurs when the assumption update causes expected future gross profits to decrease.

  Sales Inducements

     The Company has two different types of sales inducements which are included in other assets: (i) the policyholder receives a bonus whereby the policyholder's initial account balance is increased by an amount equal to a specified percentage of the customer's deposit; and (ii) the policyholder receives a higher interest rate using a dollar cost averaging method than would have been received based on the normal general account interest rate credited. The Company defers sales inducements and amortizes them over the life of the policy using the same methodology and assumptions used to amortize DAC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Goodwill

     Goodwill is the excess of cost over the fair value of net assets acquired. Goodwill is not amortized but is tested for impairment at least annually or more frequently if events or circumstances, such as adverse changes in the business climate, indicate that there may be justification for conducting an interim test. Impairment testing is performed using the fair value approach, which requires the use of estimates and judgment, at the "reporting unit" level. A reporting unit is the operating segment or a business one level below the operating segment, if discrete financial information is prepared and regularly reviewed by management at that level. If the carrying value of a reporting unit's goodwill exceeds its fair value, the excess is recognized as an impairment and recorded as a charge against net income. The fair values of the reporting units are determined using a market multiple and discounted cash flow model. The critical estimates necessary in determining fair value are projected earnings, comparative market multiples and the discount rate.

  Liability for Future Policy Benefits and Policyholder Account Balances

     The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance and traditional annuities. Generally, amounts are payable over an extended period of time and related liabilities are calculated as the present value of future expected benefits to be paid reduced by the present value of future expected premiums. Such liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, policy lapse, renewal, retirement, investment returns, inflation, expenses and other contingent events as appropriate to the respective product type. Utilizing these assumptions, liabilities are established on a block of business basis.

     Future policy benefit liabilities for non-participating traditional life insurance policies are equal to the aggregate of the present value of future benefit payments and related expenses less the present value of future net premiums. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. The interest rates for future policy benefit liabilities on non-participating traditional life insurance is 4%.

     Future policy benefit liabilities for individual annuities after annuitization are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 3% to 6%.

     The Company establishes future policy benefit liabilities for minimum death benefit guarantees relating to certain annuity contracts and secondary guarantees relating to certain life policies as follows:

     - Annuity guaranteed death benefit ("GMDB") liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the GMDB liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     - Liabilities for universal and variable life secondary guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



       The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC, and are thus subject to the same variability and risk. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

     The Company establishes policyholder account balances ("PAB") for guaranteed minimum benefit riders relating to certain variable annuity products as follows:

     - Guaranteed minimum withdrawal benefit riders ("GMWB") guarantee the contractholder a return of their purchase payment via partial withdrawals, even if the account value is reduced to zero, provided that the contractholder's cumulative withdrawals in a contract year do not exceed a certain limit. The initial guaranteed withdrawal amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMWB is an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - Guaranteed minimum accumulation benefit riders ("GMAB") provide the contractholder, after a specified period of time determined at the time of issuance of the variable annuity contract, with a minimum accumulation of their purchase payments even if the account value is reduced to zero. The initial guaranteed accumulation amount is equal to the initial benefit base as defined in the contract (typically, the initial purchase payments plus applicable bonus amounts). The GMAB is also an embedded derivative, which is measured at fair value separately from the host variable annuity product.

     - For both GMWB and GMAB, the initial benefit base is increased by additional purchase payments made within a certain time period and decreases by benefits paid and/or withdrawal amounts. After a specified period of time, the benefit base may also increase as a result of an optional reset as defined in the contract.

     - The fair values of the GMWB and GMAB riders are calculated based on actuarial and capital market assumptions related to the projected cash flows, including benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior. In measuring the fair value of GMWBs and GMABs, the Company attributes a portion of the fees collected from the policyholder equal to the present value of expected future guaranteed minimum withdrawal and accumulation benefits (at inception). The changes in fair value are reported in net investment gains (losses). Any additional fees represent "excess" fees and are reported in universal life and investment-type product policy fees. These riders may be more costly than expected in volatile or declining markets, causing an increase to liabilities for future policy benefits, negatively affecting net income.

     The Company periodically reviews its estimates of actuarial liabilities for future policy benefits and compares them with actual experience. Differences between actual experience and the assumptions used in pricing these policies, guarantees and riders and in the establishment of the related liabilities result in variances in profit and could result in losses. The effects of changes in such estimated liabilities are included in the results of operations in the period in which the changes occur.

     PABs relate to investment-type contracts and universal life-type policies. Investment-type contracts principally include traditional individual fixed annuities in the accumulation phase. PABs are equal to: (i) policy account values, which consist of an accumulation of gross premium payments; (ii) credited interest, ranging from 0.5% to 12% less expenses, mortality charges, and withdrawals; and (iii) fair value purchase accounting adjustments relating to the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Policyholder Funds

     Other policyholder funds include policy and contract claims and unearned revenue liabilities.

     The liability for policy and contract claims generally relates to incurred but not reported claims as well as claims which have been reported but not yet settled. The liability for these claims is based on the Company's estimated ultimate cost of settling all claims. The Company derives estimates for the development of incurred but not reported claims principally from actuarial analyses of historical patterns of claims and claims development for each line of business. The methods used to determine these estimates are continually reviewed. Adjustments resulting from this continuous review process and differences between estimates and payments for claims are recognized in policyholder benefits and claims expense in the period in which the estimates are changed or payments are made.

     The unearned revenue liability relates to universal life-type and investment-type products and represents policy charges for services to be provided in future periods. The charges are deferred as unearned revenue and amortized using the product's estimated gross profits similar to DAC. Such amortization is recorded in universal life and investment-type product policy fees.

  Recognition of Insurance Revenue and Related Benefits

     Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due from policyholders. Policyholder benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

     Deposits related to universal life-type and investment-type products are credited to PABs. Revenues from such contracts consist of amounts assessed against PABs for mortality, policy administration and surrender charges and are recorded in universal life and investment-type product policy fees in the period in which services are provided. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related PABs.

     Premiums, policy fees, policyholder benefits and expenses are presented net of reinsurance.

  Other Revenues

     Other revenues include advisory fees, broker-dealer commissions and fees and administrative service fees. Such fees and commissions are recognized in the period in which services are performed.

  Income Taxes

     The Company files a consolidated U.S. federal income tax return in accordance with the provisions of the Internal Revenue Code of 1986, as amended (the "Code").

     The Company's accounting for income taxes represents management's best estimate of various events and transactions.

     Deferred income tax assets and liabilities resulting from temporary differences between the financial reporting and tax bases of assets and liabilities are measured at the balance sheet date using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

     For U.S. federal income tax purposes, an election in 2005 under Internal Revenue Code Section 338 was made by the Company's ultimate parent, MetLife. As a result of this election, the tax basis in the acquired assets and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



liabilities was adjusted as of the acquisition date and the related deferred income tax asset established for the taxable difference from the book basis.

     The realization of deferred income tax assets depends upon the existence of sufficient taxable income within the carryback or carryforward periods under the tax law in the applicable tax jurisdiction. Valuation allowances are established when management determines, based on available information, that it is more likely than not that deferred income tax assets will not be realized. Significant judgment is required in determining whether valuation allowances should be established as well as the amount of such allowances. When making such determination, consideration is given to, among other things, the following:

     (i) future taxable income exclusive of reversing temporary differences and carryforwards;

     (ii)  future reversals of existing taxable temporary differences;

     (iii) taxable income in prior carryback years; and

     (iv)  tax planning strategies.

     The Company may be required to change its provision for income taxes in certain circumstances. Examples of such circumstances include when the ultimate deductibility of certain items is challenged by taxing authorities or when estimates used in determining valuation allowances on deferred income tax assets significantly change or when receipt of new information indicates the need for adjustment in valuation allowances. Additionally, future events such as changes in tax legislation could have an impact on the provision for income tax and the effective tax rate. Any such changes could significantly affect the amounts reported in the consolidated financial statements in the year these changes occur.

     The Company classifies interest recognized as interest expense and penalties recognized as a component of income tax.

  Reinsurance

     The Company enters into reinsurance transactions as a purchaser of reinsurance for its insurance products.

     For each of its reinsurance contracts, the Company determines if the contract provides indemnification against loss or liability relating to insurance risk in accordance with applicable accounting standards. The Company reviews all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims.

     For reinsurance of existing in-force blocks of long-duration contracts that transfer significant insurance risk, the difference, if any, between the amounts paid, and the liabilities ceded related to the underlying contracts is considered the net cost of reinsurance at the inception of the contract. The net cost of reinsurance is recorded as an adjustment to DAC and recognized as a component of other expenses on a basis consistent with the way the acquisition costs on the underlying reinsured contracts would be recognized. Subsequent amounts paid on the reinsurance of in-force blocks, as well as amounts paid related to new business are recorded as ceded premiums and ceded future policy benefit liabilities are established.

     The assumptions used to account for long-duration reinsurance contracts are consistent with those used for the underlying contracts. Ceded policyholder and contract related liabilities, other than those currently due, are reported gross on the balance sheet.

     Amounts currently recoverable under reinsurance contracts are included in premiums and other receivables and amounts currently payable are included in other liabilities. Such assets and liabilities relating to reinsurance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



contracts with the same reinsurer may be recorded net on the balance sheet, if a right of offset exists within the reinsurance contract.

     Premiums, fees and policyholder benefits and claims are net of reinsurance ceded.

     If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract as a deposit, net of related expenses. Deposits received are included in other liabilities and deposits made are included within other assets. As amounts are paid or received, consistent with the underlying contracts, the deposit assets or liabilities are adjusted. Interest on such deposits is recorded as other revenue or other expenses, as appropriate. Periodically, the Company evaluates the adequacy of the expected payments or recoveries and adjusts the deposit asset or liability through other revenue or other expenses, as appropriate.

     Amounts received from reinsurers for policy administration are reported in other revenues.

     Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously.

  Separate Accounts

     Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. The Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if: (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contract fees and assessments, is passed through to the contractholder.

     The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income.

     The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges. Separate accounts not meeting the above criteria are combined on a line-by-line basis with the Company's general account assets, liabilities, revenues and expenses.

  Litigation Contingencies

     The Company is a party to a number of legal actions and regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. On a quarterly and annual basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. It is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

  Derivative Financial Instruments

     The Company has adopted guidance relating to derivative financial instruments as follows:

     - Effective January 1, 2006, the Company adopted prospectively SFAS No. 155, Accounting for Certain Hybrid Instruments ("SFAS 155"). SFAS 155 amends SFAS 133 and SFAS No. 140, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities ("SFAS 140"). SFAS 155 allows financial instruments that have embedded derivatives to be accounted for as a whole, eliminating the need to bifurcate the derivative from its host, if the holder elects to account for the whole instrument on a fair value basis. In addition, among other changes, SFAS 155:

       (i) clarifies which interest-only strips and principal-only strips are not subject to the requirements of SFAS 133;

       (ii) establishes a requirement to evaluate interests in securitized financial assets to identify interests that are freestanding derivatives or that are hybrid financial instruments that contain an embedded derivative requiring bifurcation;

       (iii) clarifies that concentrations of credit risk in the form of subordination are not embedded derivatives; and

       (iv) amends SFAS 140 to eliminate the prohibition on a qualifying special-purpose entity ("QSPE") from holding a derivative financial instrument that pertains to a beneficial interest other than another derivative financial interest.

     The adoption of SFAS 155 did not have a material impact on the Company's consolidated financial statements.

     - Effective October 1, 2006, the Company adopted SFAS 133 Implementation Issue No. B40, Embedded Derivatives: Application of Paragraph 13(b) to Securitized Interests in Prepayable Financial Assets ("Issue B40"). Issue B40 clarifies that a securitized interest in prepayable financial assets is not subject to the conditions in paragraph 13(b) of SFAS 133, if it meets both of the following criteria: (i) the right to accelerate the settlement if the securitized interest cannot be controlled by the investor; and (ii) the securitized interest itself does not contain an embedded derivative (including an interest rate-related derivative) for which bifurcation would be required other than an embedded derivative that results solely from the embedded call options in the underlying financial assets. The adoption of Issue B40 did not have a material impact on the Company's consolidated financial statements.

     - Effective January 1, 2006, the Company adopted prospectively SFAS 133 Implementation Issue No. B38, Embedded Derivatives: Evaluation of Net Settlement with Respect to the Settlement of a Debt Instrument through Exercise of an Embedded Put Option or Call Option ("Issue B38") and SFAS 133 Implementation Issue No. B39, Embedded Derivatives: Application of Paragraph 13(b) to Call Options That Are Exercisable Only by the Debtor ("Issue B39"). Issue B38 clarifies that the potential settlement of a debtor's obligation to a creditor occurring upon exercise of a put or call option meets the net settlement criteria of SFAS 133. Issue B39 clarifies that an embedded call option, in which the underlying is an interest rate or interest rate index, that can accelerate the settlement of a debt host financial instrument should not be bifurcated and fair valued if the right to accelerate the settlement can be exercised only by the debtor (issuer/borrower) and the investor will recover substantially all of its initial net investment. The adoption of Issues B38 and B39 did not have a material impact on the Company's consolidated financial statements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  Other Pronouncements

     Effective November 15, 2006, the Company adopted U.S. Securities and Exchange Commission ("SEC") Staff Accounting Bulletin ("SAB") No. 108, Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements ("SAB 108"). SAB 108 provides guidance on how prior year misstatements should be considered when quantifying misstatements in current year financial statements for purposes of assessing materiality. SAB 108 requires that registrants quantify errors using both a balance sheet and income statement approach and evaluate whether either approach results in quantifying a misstatement that, when relevant quantitative and qualitative factors are considered, is material. SAB 108 permits companies to initially apply its provisions by either restating prior financial statements or recording a cumulative effect adjustment to the carrying values of assets and liabilities as of January 1, 2006 with an offsetting adjustment to retained earnings for errors that were previously deemed immaterial but are material under the guidance in SAB 108. The adoption of SAB 108 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2006, the Company adopted SFAS No. 154, Accounting Changes and Error Corrections, a replacement of APB Opinion No. 20 and FASB Statement No. 3 ("SFAS 154"). SFAS 154 requires retrospective application to prior periods' financial statements for a voluntary change in accounting principle unless it is deemed impracticable. It also requires that a change in the method of depreciation, amortization, or depletion for long-lived, non-financial assets be accounted for as a change in accounting estimate rather than a change in accounting principle. The adoption of SFAS 154 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the Emerging Issues Task Force ("EITF") reached consensus on Issue No. 04-5, Determining Whether a General Partner, or the General Partners as a Group, Controls a Limited Partnership or Similar Entity When the Limited Partners Have Certain Rights ("EITF 04-5"). EITF 04-5 provides a framework for determining whether a general partner controls and should consolidate a limited partnership or a similar entity in light of certain rights held by the limited partners. The consensus also provides additional guidance on substantive rights. EITF 04-5 was effective after June 29, 2005 for all newly formed partnerships and for any pre-existing limited partnerships that modified their partnership agreements after that date. For all other limited partnerships, EITF 04-5 required adoption by January 1, 2006 through a cumulative effect of a change in accounting principle recorded in opening equity or applied retrospectively by adjusting prior period financial statements. The adoption of the provisions of EITF 04-5 did not have a material impact on the Company's consolidated financial statements.

     Effective November 9, 2005, the Company prospectively adopted the guidance in FASB Staff Position ("FSP") No. FAS 140-2, Clarification of the Application of Paragraphs 40(b) and 40(c) of FAS 140 ("FSP 140-2"). FSP 140-2 clarified certain criteria relating to derivatives and beneficial interests when considering whether an entity qualifies as a QSPE. Under FSP 140-2, the criteria must only be met at the date the QSPE issues beneficial interests or when a derivative financial instrument needs to be replaced upon the occurrence of a specified event outside the control of the transferor. The adoption of FSP 140-2 did not have a material impact on the Company's consolidated financial statements.

     Effective July 1, 2005, the Company adopted SFAS No. 153, Exchanges of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amended prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaced it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 were required to be applied prospectively for fiscal periods beginning after June 15, 2005. The adoption of SFAS 153 did not have a material impact on the Company's consolidated financial statements.

     In June 2005, the FASB completed its review of EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. EITF 03-1 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The FASB decided not to provide additional guidance on the meaning of other-than-temporary impairment but has issued FSP FAS 115-1 and FAS 124-1, The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments ("FSP 115-1"), which nullifies the accounting guidance on the determination of whether an investment is other-than-temporarily impaired as set forth in EITF 03-1. As required by FSP 115-1, the Company adopted this guidance on a prospective basis, which had no material impact on the Company's consolidated financial statements, and has provided the required disclosures.

     Effective July 1, 2004, the Company adopted EITF Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

     Effective January 1, 2004, the Company adopted Statement of Position ("SOP") 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), as interpreted by a Technical Practice Aid ("TPA") issued by the American Institute of Certified Public Accountants ("AICPA") and FSP No. FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation.

  FUTURE ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS

     In February 2007, the FASB issued SFAS No. 159, The Fair Value Option for Financial Assets and Financial Liabilities ("SFAS 159"). SFAS 159 permits all entities the option to measure most financial instruments and certain other items at fair value at specified election dates and to report related unrealized gains and losses in earnings. The fair value option will generally be applied on an instrument-by-instrument basis and is generally an irrevocable election. SFAS 159 is effective for fiscal years beginning after November 15, 2007. The Company is evaluating which eligible financial instruments, if any, it will elect to account for at fair value under SFAS 159 and the related impact on the Company's consolidated financial statements.

     In September 2006, the FASB issued SFAS No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 defines fair value, establishes a framework for measuring fair value in GAAP and requires enhanced disclosures about fair value measurements. SFAS 157 does not require any new fair value measurements. The pronouncement is effective for fiscal years beginning after November 15, 2007. The guidance in SFAS 157 will be applied prospectively with the exception of:
(i) block discounts of financial instruments; and (ii) certain financial and hybrid instruments measured at initial recognition under SFAS 133 which are to be applied retrospectively as of the beginning of initial adoption (a limited form of retrospective application). The Company is currently evaluating the impact of SFAS 157 on the Company's consolidated financial statements. Implementation of SFAS 157 will require additional disclosures in the Company's consolidated financial statements.

     In June 2006, the FASB issued FIN No. 48, Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 clarifies the accounting for uncertainty in income tax recognized in a company's financial statements. FIN 48 requires companies to determine whether it is "more likely than not" that a

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



tax position will be sustained upon examination by the appropriate taxing authorities before any part of the benefit can be recorded in the financial statements. It also provides guidance on the recognition, measurement and classification of income tax uncertainties, along with any related interest and penalties. Previously recorded income tax benefits that no longer meet this standard are required to be charged to earnings in the period that such determination is made. FIN 48 will also require significant additional disclosures. FIN 48 is effective for fiscal years beginning after December 15, 2006. Based upon the Company's evaluation work completed to date, the Company expects to recognize a reduction to the January 1, 2007 balance of retained earnings of less than $1 million.

     In March 2006, the FASB issued SFAS No. 156, Accounting for Servicing of Financial Assets -- an amendment of FASB Statement No. 140 ("SFAS 156"). Among other requirements, SFAS 156 requires an entity to recognize a servicing asset or servicing liability each time it undertakes an obligation to service a financial asset by entering into a servicing contract in certain situations. SFAS 156 will be applied prospectively and is effective for fiscal years beginning after September 15, 2006. The Company does not expect SFAS 156 to have a material impact on the Company's consolidated financial statements.

     In September 2005, the AICPA issued SOP 05-1, Accounting by Insurance Enterprises for Deferred Acquisition Costs in Connection with Modifications or Exchanges of Insurance Contracts ("SOP 05-1"). SOP 05-1 provides guidance on accounting by insurance enterprises for DAC on internal replacements of insurance and investment contracts other than those specifically described in SFAS No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments. SOP 05-1 defines an internal replacement as a modification in product benefits, features, rights, or coverages that occurs by the exchange of a contract for a new contract, or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. Under SOP 05-1, modifications that result in a substantially unchanged contract will be accounted for as a continuation of the replaced contract. It is effective for internal replacements occurring in fiscal years beginning after December 15, 2006.

     In addition, in February 2007 related TPAs were issued by the AICPA to provide further clarification of SOP 05-1. The TPAs are effective concurrently with the adoption of the SOP. Based on the Company's interpretation of SOP 05-1 and related TPAs, the adoption of SOP 05-1 is not expected to have a material impact on the Company's financial statements.

2. ACQUISITION OF THE TRAVELERS INSURANCE COMPANY BY METLIFE, INC. FROM CITIGROUP INC.

     On the Acquisition Date, MetLife Life and Annuity Company of Connecticut, and other affiliated entities, including the Company's parent, MetLife Insurance Company of Connecticut, and substantially all of Citigroup Inc.'s international insurance businesses, excluding Primerica Life Insurance Company and its subsidiaries, were acquired by MetLife from Citigroup for $12.1 billion. The accounting policies of the Company were conformed to those of MetLife upon the Acquisition. The total consideration paid by MetLife for the purchase consisted of $11.0 billion in cash and 22,436,617 shares of MetLife's common stock with a market value of $1.0 billion to Citigroup and $100 million in other transaction costs.

     In accordance with FASB SFAS No. 141, Business Combinations, and SFAS No. 142, Goodwill and Other Intangible Assets, the Acquisition was accounted for by MetLife using the purchase method of accounting, which requires that the assets and liabilities of the Company be identified and measured at their fair value as of the acquisition date. As required by the SEC SAB Topic 5-J, Push Down Basis of Accounting Required in Certain Limited Circumstances, the purchase method of accounting applied by MetLife to the acquired assets and liabilities associated with the Company has been "pushed down" to the consolidated financial statements of the Company, thereby establishing a new basis of accounting. This new basis of accounting is referred to as the "successor basis," while the historical basis of accounting is referred to as the "predecessor basis." Financial statements included

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



herein for periods prior and subsequent to the Acquisition Date are labeled "predecessor" and "successor," respectively.

  Final Purchase Price Allocation and Goodwill

     The purchase price has been allocated to the assets acquired and liabilities assumed using management's best estimate of their fair values as of the acquisition date. The computation of the purchase price and the allocation of the purchase price to the net assets acquired based upon their respective fair values as of July 1, 2005, and the resulting goodwill, as revised, are presented below.

     Based upon MetLife's method of allocating the purchase price to the entities acquired, the purchase price attributed to the Company increased by $5 million. The increase in purchase price was a result of additional consideration paid in 2006 by MetLife to Citigroup of $115 million and an increase in transaction costs of $3 million, offset by a $4 million reduction in restructuring costs for a total purchase price increase of $114 million.

     The allocation of purchase price was updated as a result of the additional purchase price attributed to the Company of $5 million, an increase of $11 million in the value of the future policy benefit liabilities resulting from the finalization of the evaluation of the Travelers underwriting criteria, an increase of $6 million in other invested assets, an increase of $3 million in other assets and a decrease of $14 million in other liabilities due to the receipt of additional information, all resulting in a net impact of the aforementioned adjustments decreasing deferred income tax assets by $3 million. Goodwill decreased by $4 million as a consequence of such revisions to the purchase price and the purchase price allocation.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


                                                               SUCCESSOR
                                                           -----------------
                                                             AS OF JULY 1,
                                                                  2005
                                                           -----------------
                                                             (IN MILLIONS)

TOTAL PURCHASE PRICE:....................................            $12,084
  Purchase price attributed to other affiliates..........             10,351
                                                                     -------
  Purchase price attributed to the Company...............              1,733
NET ASSETS ACQUIRED PRIOR TO PURCHASE ACCOUNTING
  ADJUSTMENTS............................................  $ 2,034
ADJUSTMENTS TO REFLECT ASSETS ACQUIRED AT FAIR VALUE:
  Fixed maturity securities available-for-sale...........       (4)
  Mortgage loans on real estate..........................        7
  Real estate and real estate joint ventures held-for-
     investment..........................................       (1)
  Other limited partnership interests....................        3
  Other invested assets..................................       (4)
  Premiums and other receivables.........................      (47)
  Elimination of historical deferred policy acquisition
     costs...............................................   (1,622)
  Value of business acquired.............................    1,676
  Value of distribution agreements acquired..............        8
  Net deferred income tax asset..........................      258
  Other assets...........................................        8
ADJUSTMENTS TO REFLECT LIABILITIES ASSUMED AT FAIR VALUE:
  Future policy benefits.................................     (303)
  Policyholder account balances..........................     (464)
  Other liabilities......................................      (55)
                                                           -------
NET FAIR VALUE OF ASSETS ACQUIRED AND LIABILITIES
  ASSUMED................................................              1,494
                                                                     -------
GOODWILL RESULTING FROM THE ACQUISITION..................            $   239
                                                                     =======



     The entire amount of goodwill is expected to be deductible for income tax purposes.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  CONDENSED STATEMENT OF NET ASSETS ACQUIRED

     The condensed statement of net assets acquired reflects the fair value of the Company's net assets as follows:

                                                                  SUCCESSOR
                                                             ------------------
                                                             AS OF JULY 1, 2005
                                                             ------------------
                                                                (IN MILLIONS)
ASSETS:
  Fixed maturity securities available-for-sale.............        $ 6,135
  Equity securities available-for-sale.....................             35
  Mortgage loans on real estate............................            277
  Policy loans.............................................             36
  Other limited partnership interests......................             80
  Short-term investments...................................            188
  Other invested assets....................................            338
                                                                   -------
     Total investments.....................................          7,089
  Cash and cash equivalents................................             85
  Accrued investment income................................             80
  Premiums and other receivables...........................            175
  Value of business acquired...............................          1,676
  Goodwill.................................................            239
  Other intangible assets..................................              8
  Deferred income tax asset................................             97
  Other assets.............................................              9
  Separate account assets..................................         11,617
                                                                   -------
     Total assets acquired.................................         21,075
                                                                   -------

LIABILITIES:
  Future policy benefits...................................          1,739
  Policyholder account balances............................          5,684
  Other policyholder funds.................................             15
  Current income tax payable...............................             37
  Other liabilities........................................            250
  Separate account liabilities.............................         11,617
                                                                   -------
     Total liabilities assumed.............................         19,342
                                                                   -------
     Net assets acquired...................................        $ 1,733
                                                                   =======



  Other Intangible Assets

     VOBA reflects the estimated fair value of in-force contracts acquired and represents the portion of the purchase price that is allocated to the value of the right to receive future cash flows from the life insurance and annuity contracts in-force at the Acquisition Date. VOBA is based on actuarially determined projections, by each block of business, of future policy and contract charges, premiums, mortality and morbidity, separate account performance, surrenders, operating expenses, investment returns and other factors. Actual experience on the purchased business

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



may vary from these projections. If estimated gross profits or premiums differ from expectations, the amortization of VOBA is adjusted to reflect actual experience.

     The value of the other identifiable intangibles reflects the estimated fair value of the Company's distribution agreements acquired at July 1, 2005 and will be amortized in relation to the expected economic benefits of the agreements. If actual experience under the distribution agreements differs from expectations, the amortization of these intangibles will be adjusted to reflect actual experience.

     The use of discount rates was necessary to establish the fair value of VOBA, as well as the other identifiable intangible assets. In selecting the appropriate discount rates, management considered its weighted average cost of capital, as well as the weighted average cost of capital required by market participants. A discount rate of 11.5% was used to value these intangible assets.

     The fair values of business acquired and distribution agreements acquired are as follows:

                                                      SUCCESSOR
                                                    -------------   WEIGHTED AVERAGE
                                                    AS OF JULY 1,     AMORTIZATION
                                                         2005            PERIOD
                                                    -------------   ----------------
                                                    (IN MILLIONS)      (IN YEARS)
Value of business acquired........................      $1,676             16
Value of distribution agreements acquired.........           8             16
                                                        ------
  Total value of intangible assets acquired,
     excluding goodwill...........................      $1,684             16
                                                        ======


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


3.  INVESTMENTS

  FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized gain and loss, and estimated fair value of the Company's fixed maturity and equity securities, the percentage that each sector represents by the total fixed maturity securities holdings and by the total equity securities holdings at:

                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2006
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)
U.S. corporate securities..........    $2,542       $18       $ 62       $2,498        42.4%
Foreign corporate securities.......       892         5         21          876        14.9
U.S. Treasury/agency securities....       801         2         20          783        13.3
Commercial mortgage-backed
  securities.......................       736         4          6          734        12.5
Residential mortgage-backed
  securities.......................       734        10          5          739        12.5
Asset-backed securities............       102        --          2          100         1.7
State and political subdivision
  securities.......................        91         1          6           86         1.5
Foreign government securities......        69         5          1           73         1.2
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $5,967       $45       $123       $5,889       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $   55       $ 2       $  1       $   56        98.2%
Common stock.......................         1        --         --            1         1.8
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $   56       $ 2       $  1       $   57       100.0%
                                       ======       ===       ====       ======       =====




                                                            SUCCESSOR
                                     ------------------------------------------------------
                                                        DECEMBER 31, 2005
                                     ------------------------------------------------------
                                                        GROSS
                                      COST OR         UNREALIZED
                                     AMORTIZED     ---------------      ESTIMATED      % OF
                                        COST       GAIN       LOSS     FAIR VALUE     TOTAL
                                     ---------     ----       ----     ----------     -----
                                                          (IN MILLIONS)
U.S. corporate securities..........    $2,811       $ 6       $ 70       $2,747        45.4%
Foreign corporate securities.......       562         4         16          550         9.1
U.S. Treasury/agency securities....       793         4          6          791        13.0
Commercial mortgage-backed
  securities.......................       665         3          9          659        10.9
Residential mortgage-backed
  securities.......................     1,021         1         17        1,005        16.6
Asset-backed securities............       147        --          2          145         2.4
State and political subdivision
  securities.......................        84        --          3           81         1.3
Foreign government securities......        75         3          1           77         1.3
                                       ------       ---       ----       ------       -----
  Total fixed maturity securities..    $6,158       $21       $124       $6,055       100.0%
                                       ======       ===       ====       ======       =====
Nonredeemable preferred stock......    $    3       $--       $ --       $    3        75.0%
Common stock.......................         1         1          1            1        25.0
                                       ------       ---       ----       ------       -----
  Total equity securities..........    $    4       $ 1       $  1       $    4       100.0%
                                       ======       ===       ====       ======       =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company held foreign currency derivatives with notional amounts of $11 million and $10 million to hedge the exchange rate risk associated with foreign denominated fixed maturity securities at December 31, 2006 and 2005, respectively.

     Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturity securities portfolio.

     The Company held fixed maturity securities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $361 million and $395 million at December 31, 2006 and 2005, respectively. These securities had a net unrealized gain (loss) of ($2) million and ($10) million at December 31, 2006 and 2005, respectively. Non-income producing fixed maturity securities were $2 million at both December 31, 2006 and 2005. Unrealized gains (losses) associated with non-income producing fixed maturity securities were $2 million and ($3) million at December 31, 2006 and 2005, respectively.

     The cost or amortized cost and estimated fair value of fixed maturity securities, by contractual maturity date (excluding scheduled sinking funds), are shown below:

                                                             SUCCESSOR
                                          -----------------------------------------------
                                             DECEMBER 31, 2006        DECEMBER 31, 2005
                                          ----------------------   ----------------------
                                           COST OR                  COST OR
                                          AMORTIZED    ESTIMATED   AMORTIZED    ESTIMATED
                                             COST     FAIR VALUE      COST     FAIR VALUE
                                          ---------   ----------   ---------   ----------
                                                           (IN MILLIONS)
Due in one year or less.................    $  362      $  361       $  347      $  346
Due after one year through five years...       948         931        1,192       1,171
Due after five years through ten years..     1,273       1,242        1,577       1,534
Due after ten years.....................     1,812       1,782        1,209       1,195
                                            ------      ------       ------      ------
  Subtotal..............................     4,395       4,316        4,325       4,246
Mortgage-backed and other asset-backed
  securities............................     1,572       1,573        1,833       1,809
                                            ------      ------       ------      ------
  Total fixed maturities................    $5,967      $5,889       $6,158      $6,055
                                            ======      ======       ======      ======



     Fixed maturity securities not due at a single maturity date have been included in the above table in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

     Sales or disposals of fixed maturity and equity securities classified as available-for-sale are as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Proceeds.....................     $2,503           $3,351              $212             $820
Gross investment gains.......     $    5           $    3              $  9             $ 25
Gross investment losses......     $  (70)          $  (54)             $(12)            $(25)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following table presents the estimated fair values and gross unrealized loss of the Company's fixed maturity securities (aggregated by sector) and equity securities in an unrealized loss position, aggregated by length of time that the securities have been in a continuous unrealized loss position at:

                                                                      SUCCESSOR
                                -------------------------------------------------------------------------------------
                                                                  DECEMBER 31, 2006
                                -------------------------------------------------------------------------------------
                                                                 EQUAL TO OR GREATER
                                    LESS THAN 12 MONTHS             THAN 12 MONTHS                   TOTAL
                                ---------------------------  ---------------------------  ---------------------------
                                 ESTIMATED       GROSS        ESTIMATED       GROSS        ESTIMATED       GROSS
                                FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS  FAIR VALUE  UNREALIZED LOSS
                                ----------  ---------------  ----------  ---------------  ----------  ---------------
                                                      (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
U.S. corporate securities.....    $1,330          $40           $500           $22          $1,830          $ 62
Foreign corporate securities..       462           13            174             8             636            21
U.S. Treasury/agency
  securities..................       474           17             51             3             525            20
Commercial mortgage-backed
  securities..................       304            2            109             4             413             6
Residential mortgage-backed
  securities..................       307            4             59             1             366             5
Asset-backed securities.......        45           --             22             2              67             2
State and political
  subdivision securities......        21            3             54             3              75             6
Foreign government
  securities..................        13            1             12            --              25             1
                                  ------          ---           ----           ---          ------          ----
  Total fixed maturity
     securities...............    $2,956          $80           $981           $43          $3,937          $123
                                  ======          ===           ====           ===          ======          ====
Equity securities.............    $   37          $ 1           $  5           $--          $   42          $  1
                                  ======          ===           ====           ===          ======          ====
Total number of securities in
  an unrealized loss
  position....................       772                         430                         1,202
                                  ======                        ====                        ======



     All fixed maturity and equity securities in an unrealized loss position at December 31, 2005 had been in a continuous unrealized loss position for less than twelve months, as a new cost basis was established at the Acquisition Date. The number of securities in an unrealized loss position at December 31, 2005 was 1,504.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  AGING OF GROSS UNREALIZED LOSS FOR FIXED MATURITY AND EQUITY SECURITIES AVAILABLE-FOR-SALE

     The following tables present the cost or amortized cost, gross unrealized loss and number of securities for fixed maturity securities and equity securities, where the estimated fair value had declined and remained below cost or amortized cost by less than 20%, or 20% or more at:

                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2006
                                 ------------------------------------------------------------
                                       COST OR               GROSS               NUMBER
                                   AMORTIZED COST       UNREALIZED LOSS       OF SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less then six months...........    $2,763      $ 4       $ 66       $ 2        696        9
Six months or greater but less
  than nine months.............        16       --         --        --         24       --
Nine months or greater but less
  than twelve months...........       291       --         13        --         43       --
Twelve months or greater.......     1,029       --         43        --        430       --
                                   ------      ---       ----       ---      -----       --
  Total........................    $4,099      $ 4       $122       $ 2      1,193        9
                                   ======      ===       ====       ===      =====       ==




                                                           SUCCESSOR
                                 ------------------------------------------------------------
                                                       DECEMBER 31, 2005
                                 ------------------------------------------------------------
                                       COST OR               GROSS              NUMBER OF
                                   AMORTIZED COST       UNREALIZED LOSS        SECURITIES
                                 ------------------   ------------------   ------------------
                                 LESS THAN   20% OR   LESS THAN   20% OR   LESS THAN   20% OR
                                    20%       MORE       20%       MORE       20%       MORE
                                 ---------   ------   ---------   ------   ---------   ------
                                          (IN MILLIONS, EXCEPT NUMBER OF SECURITIES)
Less than six months...........    $4,843      $14       $119       $6       1,480       24
                                   ------      ---       ----       --       -----       --
  Total........................    $4,843      $14       $119       $6       1,480       24
                                   ======      ===       ====       ==       =====       ==



     At December 31, 2006, $122 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 3% of the cost or amortized cost of such securities. At December 31, 2005, $119 million of unrealized losses related to securities with an unrealized loss position of less than 20% of cost or amortized cost, which represented 2% of the cost or amortized cost of such securities.

     At December 31, 2006, $2 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 50% of the cost or amortized cost of such securities. Of such unrealized losses of $2 million, all related to securities that were in an unrealized loss position for a period of less than six months. At December 31, 2005, $6 million of unrealized losses related to securities with an unrealized loss position of 20% or more of cost or amortized cost, which represented 43% of the cost or amortized cost of such securities. Of such unrealized losses of $6 million, all related to securities that were in an unrealized loss position for a period of less than six months.

     The Company held no fixed maturity securities and equity securities with a gross unrealized loss at December 31, 2006 of greater than $10 million.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     At December 31, 2006 and 2005, the Company had $124 million and $125 million, respectively, of gross unrealized loss related to its fixed maturity and equity securities. These securities are concentrated, calculated as a percentage of gross unrealized loss, as follows:

                                                                  SUCCESSOR
                                                                -------------
                                                                 DECEMBER 31,
                                                                -------------
                                                                2006     2005
                                                                ----     ----
SECTOR:
  U.S. corporate securities..................................     50%      56%
  Foreign corporate securities...............................     17       13
  U.S. Treasury/agency securities............................     16        5
  Commercial mortgage-backed securities......................      5        7
  Residential mortgage-backed securities.....................      4       14
  Other......................................................      8        5
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===
INDUSTRY:
  Industrial.................................................     26%      21%
  Finance....................................................     20       17
  Government.................................................     17        5
  Utility....................................................     12        5
  Mortgage-backed............................................      9       21
  Consumer...................................................      2       11
  Other......................................................     14       20
                                                                 ---      ---
     Total...................................................    100%     100%
                                                                 ===      ===



     As described more fully in Note 1, the Company performs a regular evaluation, on a security-by-security basis, of its investment holdings in accordance with its impairment policy in order to evaluate whether such securities are other-than-temporarily impaired. One of the criteria which the Company considers in its other-than-temporary impairment analysis is its intent and ability to hold securities for a period of time sufficient to allow for the recovery of their value to an amount equal to or greater than cost or amortized cost. The Company's intent and ability to hold securities considers broad portfolio management objectives such as asset/liability duration management, issuer and industry segment exposures, interest rate views and the overall total return focus. In following these portfolio management objectives, changes in facts and circumstances that were present in past reporting periods may trigger a decision to sell securities that were held in prior reporting periods. Decisions to sell are based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives including liquidity needs or duration targets on asset/liability managed portfolios. The Company attempts to anticipate these types of changes and if a sale decision has been made on an impaired security and that security is not expected to recover prior to the expected time of sale, the security will be deemed other-than-temporarily impaired in the period that the sale decision was made and an other-than-temporary impairment loss will be recognized.

     Based upon the Company's current evaluation of the securities in accordance with its impairment policy, the cause of the decline being principally attributable to the general rise in rates during the holding period, and the Company's current intent and ability to hold the fixed maturity and equity securities with unrealized losses for a period of time sufficient for them to recover, the Company has concluded that the aforementioned securities are not other-than-temporarily impaired.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  ASSETS ON DEPOSIT

     The Company had investment assets on deposit with regulatory agencies with a fair market value of $7 million and $5 million at December 31, 2006 and 2005, respectively, consisting primarily of fixed maturity and equity securities.

  MORTGAGE LOANS ON REAL ESTATE

     Mortgage loans on real estate are categorized as follows:

                                                             SUCCESSOR
                                                -----------------------------------
                                                            DECEMBER 31,
                                                -----------------------------------
                                                      2006               2005
                                                ----------------   ----------------
                                                AMOUNT   PERCENT   AMOUNT   PERCENT
                                                ------   -------   ------   -------
Commercial mortgage loans.....................   $140       47%     $123       47%
Agricultural mortgage loans...................    155       53       136       53
                                                 ----      ---      ----      ---
  Total.......................................    295      100%      259      100%
                                                           ===                ===
Less: Valuation allowances....................     --                  1
                                                 ----               ----
Mortgage and consumer loans...................   $295               $258
                                                 ====               ====



     Mortgage loans are collateralized by properties located in the United States. At December 31, 2006, 19%, 18% and 8% of the value of the Company's mortgage loans on real estate were located in California, New York and Maryland, respectively. Generally, the Company, as the lender, only loans up to 75% of the purchase price of the underlying real estate.

  REAL ESTATE JOINT VENTURES

     The Company held $2 million in real estate joint ventures held-for-investment at December 31, 2006. The Company did not hold any interest in real estate joint ventures at December 31, 2005. Both accumulated depreciation on real estate joint ventures and the related depreciation expense were less than $1 million at December 31, 2006.

     At December 31, 2006, 100% of the Company's real estate joint ventures were located in New York.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET INVESTMENT INCOME

     The components of net investment income are as follows:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)
Fixed maturity securities......       $314             $155               $185             $341
Equity securities..............          1               --                 --                2
Mortgage loans on real estate..         16                8                  9               18
Policy loans...................          3               --                  1                1
Real estate joint ventures.....          1               --                 --               --
Other limited partnership
  interests....................         23                2                 27               28
Cash, cash equivalents and
  short-term investments.......         14                5                  4                5
                                      ----             ----               ----             ----
  Total investment income......        372              170                226              395
Less: Investment expenses......         11                3                  3                6
                                      ----             ----               ----             ----
  Net investment income........       $361             $167               $223             $389
                                      ====             ====               ====             ====



  NET INVESTMENT GAINS (LOSSES)

     The components of net investment gains (losses) are as follows:

                                             SUCCESSOR                        PREDECESSOR
                                  -------------------------------   -------------------------------
                                   YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                  DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                  ------------   ----------------   ----------------   ------------
                                      2006             2005               2005             2004
                                  ------------   ----------------   ----------------   ------------
                                                            (IN MILLIONS)
Fixed maturity securities......       $(69)            $(51)               $(5)             $(6)
Equity securities..............         --               --                  2               (1)
Mortgage loans on real estate..          1               (1)                --               --
Real estate and real estate
  joint ventures...............         (3)              --                 --               --
Derivatives....................        (12)              20                 (3)              21
Other..........................         --               (3)                --                3
                                      ----             ----                ---              ---
  Net investment gains
     (losses)..................       $(83)            $(35)               $(6)             $17
                                      ====             ====                ===              ===



     The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment, are attributable to declines in fair value occurring in the period of the disposition or are as a result of management's decision to sell securities based on current conditions or the Company's need to shift the portfolio to maintain its portfolio management objectives.

     Losses from fixed maturity and equity securities deemed other-than-temporarily impaired, included within net investment gains (losses), were $4 million, $0, $0 and $7 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, respectively.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  NET UNREALIZED INVESTMENT GAINS (LOSSES)

     The components of net unrealized investment gains (losses), included in accumulated other comprehensive income (loss), are as follows:

                                                SUCCESSOR                      PREDECESSOR
                                     ------------------------------  ------------------------------
                                      YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                     DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                     ------------  ----------------  ----------------  ------------
                                         2006            2005              2005            2004
                                     ------------  ----------------  ----------------  ------------
                                                              (IN MILLIONS)
Fixed maturity securities..........      $(78)           $(103)            $ 319           $ 332
Equity securities..................         1               --                 3               3
Derivatives........................        --               --                --               2
Other..............................        (2)              (6)                4              --
                                         ----            -----             -----           -----
  Subtotal.........................       (79)            (109)              326             337
Allocated amounts:
  DAC and VOBA.....................        33               45                --              --
Deferred income tax................        16               22              (114)           (118)
                                         ----            -----             -----           -----
     Net unrealized investment
       gains (losses)..............      $(30)           $ (42)            $ 212           $ 219
                                         ====            =====             =====           =====



     The changes in net unrealized investment gains (losses) are as follows:

                                                 SUCCESSOR                      PREDECESSOR
                                      ------------------------------  ------------------------------
                                       YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                      DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                      ------------  ----------------  ----------------  ------------
                                          2006            2005              2005            2004
                                      ------------  ----------------  ----------------  ------------
                                                               (IN MILLIONS)
Balance at end of previous of
  period............................      $(42)           $ 212             $219            $215
Effect of purchase accounting push
  down (See Note 2).................        --             (212)              --              --
                                          ----            -----             ----            ----
Balance at beginning of period......       (42)              --              219             215
                                          ----            -----             ----            ----
Unrealized investment gains (losses)
  during the period.................        30             (109)             (10)              6
Unrealized investment gains (losses)
  relating to:
  DAC and VOBA......................       (12)              45               --              --
  Deferred income tax...............        (6)              22                3              (2)
                                          ----            -----             ----            ----
Balance at end of period............      $(30)           $ (42)            $212            $219
                                          ====            =====             ====            ====
Net change in unrealized investment
  gains (losses)....................      $ 12            $ (42)            $ (7)           $  4
                                          ====            =====             ====            ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  VARIABLE INTEREST ENTITIES

     The following table presents the total assets of and maximum exposure to loss relating to variable interest entities for which the Company has concluded that it holds significant variable interests but it is not the primary beneficiary and which have not been consolidated:

                                                             SUCCESSOR (REVISED)
                                                          ------------------------
                                                              DECEMBER 31, 2005
                                                          ------------------------
                                                           NOT PRIMARY BENEFICIARY
                                                          ------------------------
                                                                         MAXIMUM
                                                            TOTAL      EXPOSURE TO
                                                          ASSETS(1)      LOSS(2)
                                                          ---------    -----------
                                                                (IN MILLIONS)
Other investments(3)...................................     $3,450         $25
                                                            ------         ---
  Total................................................     $3,450         $25
                                                            ======         ===



--------

   (1) The assets of the other limited partnerships are reflected at the carrying amounts at which such assets would have been reflected on the Company's consolidated balance sheet had the Company consolidated the VIE from the date of its initial investment in the entity.

   (2) The maximum exposure to loss of the other limited partnerships is equal to the carrying amounts plus any unfunded commitments, reduced by amounts guaranteed by other partners.

   (3) Other investments include investments in public and private debt and equity securities that are not asset-backed securitizations or collateralized debt obligations.

4.  DERIVATIVE FINANCIAL INSTRUMENTS

  TYPES OF DERIVATIVE FINANCIAL INSTRUMENTS

     At the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated in hedging relationships. Accordingly, all changes in such derivative fair values for the year ended December 31, 2006 and the six months ended December 31, 2005 are recorded in net investment gains (losses).

     The following table presents the notional amounts and current market or fair value of derivative financial instruments held at:

                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                CURRENT MARKET                    CURRENT MARKET
                                                 OR FAIR VALUE                     OR FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Interest rate swaps.............    $911      $266        $32        $1,069     $202        $ 2
Financial futures...............      26        --         --            64        1          1
Foreign currency swaps..........      32         1          9            31       --          7
Foreign currency forwards.......       4        --         --             8       --         --
Options.........................      --        53          5            --      115          3
Financial forwards..............      --        --          1            --       --          2
Credit default swaps............       4        --         --             4       --         --
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The above table does not include notional values for equity futures, equity financial forwards and equity options. At December 31, 2006 and 2005, the Company owned 156 and 413 equity futures contracts, respectively. Market values of equity futures are included in financial futures in the preceding table. At December 31, 2006 and 2005, the Company owned 18,000 and 36,500 equity financial forwards, respectively. Market values of equity financial forwards are included in financial forwards in the preceding table. At December 31, 2006 and 2005, the Company owned 742,550 and 1,058,300 equity options, respectively. Market values of equity options are included in options in the preceding table.

     The following table presents the notional amounts of derivative financial instruments by maturity at December 31, 2006:

                                                                    SUCCESSOR
                               -----------------------------------------------------------------------------------
                                                                  REMAINING LIFE
                               -----------------------------------------------------------------------------------
                                                    AFTER ONE YEAR      AFTER FIVE YEARS
                               ONE YEAR OR LESS   THROUGH FIVE YEARS   THROUGH TEN YEARS   AFTER TEN YEARS   TOTAL
                               ----------------   ------------------   -----------------   ---------------   -----
                                                                  (IN MILLIONS)
Interest rate swaps.........         $167                $352                 $392               $--          $911
Financial futures...........           26                  --                   --                --            26
Foreign currency swaps......           --                   8                   24                --            32
Foreign currency forwards...            4                  --                   --                --             4
Credit default swaps........           --                   1                    3                --             4
                                     ----                ----                 ----               ---          ----
  Total.....................         $197                $361                 $419               $--          $977
                                     ====                ====                 ====               ===          ====



     Interest rate swaps are used by the Company primarily to reduce market risks from changes in interest rates and to alter interest rate exposure arising from mismatches between assets and liabilities (duration mismatches). In an interest rate swap, the Company agrees with another party to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts as calculated by reference to an agreed notional principal amount. These transactions are entered into pursuant to master agreements that provide for a single net payment to be made by the counterparty at each due date.

     In exchange-traded interest rate (Treasury and swap) and equity futures transactions, the Company agrees to purchase or sell a specified number of contracts, the value of which is determined by the different classes of interest rate and equity securities, and to post variation margin on a daily basis in an amount equal to the difference in the daily market values of those contracts. The Company enters into exchange-traded futures with regulated futures commission merchants that are members of the exchange.

     Exchange-traded interest rate (Treasury and swap) futures are used primarily to hedge mismatches between the duration of assets in a portfolio and the duration of liabilities supported by those assets, to hedge against changes in value of securities the Company owns or anticipates acquiring, and to hedge against changes in interest rates on anticipated liability issuances by replicating Treasury or swap curve performance. The value of interest rate futures is substantially impacted by changes in interest rates and they can be used to modify or hedge existing interest rate risk.

     Exchange-traded equity futures are used primarily to hedge liabilities embedded in certain variable annuity products offered by the Company.

     Foreign currency derivatives, including foreign currency swaps and foreign currency forwards are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

     In a foreign currency forward transaction, the Company agrees with another party to deliver a specified amount of an identified currency at a specified future date. The price is agreed upon at the time of the contract and payment for such a contract is made in a different currency at the specified future date.

     Equity index options are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. To hedge against adverse changes in equity indices, the Company enters into contracts to sell the equity index within a limited time at a contracted price. The contracts will be net settled in cash based on differentials in the indices at the time of exercise and the strike price. Equity index options are included in options in the preceding table.

     The Company enters into financial forwards to buy and sell securities. The price is agreed upon at the time of the contract and payment for such a contract is made at a specified future date.

     Equity variance swaps are used by the Company primarily to hedge minimum guarantees embedded in certain variable annuity products offered by the Company. In an equity variance swap, the Company agrees with another party to exchange amounts in the future, based on changes in equity volatility over a defined period. Equity variance swaps are included in financial forwards in the preceding table.

     Certain credit default swaps are used by the Company to hedge against credit-related changes in the value of its investments and to diversify its credit risk exposure in certain portfolios. In a credit default swap transaction, the Company agrees with another party, at specified intervals, to pay a premium to insure credit risk. If a credit event, as defined by the contract, occurs, generally the contract will require the swap to be settled gross by the delivery of par quantities of the referenced investment equal to the specified swap notional in exchange for the payment of cash amounts by the counterparty equal to the par value of the investment surrendered.

     Credit default swaps are also used to synthetically create investments that are either more expensive to acquire or otherwise unavailable in the cash markets. These transactions are a combination of a derivative and usually a U.S. Treasury or Agency security.

  HEDGING

     The following table presents the notional amounts and fair value of derivatives by type of hedge designation at:

                                                              SUCCESSOR
                                  -----------------------------------------------------------------
                                         DECEMBER 31, 2006                 DECEMBER 31, 2005
                                  -------------------------------   -------------------------------
                                                  FAIR VALUE                        FAIR VALUE
                                  NOTIONAL   --------------------   NOTIONAL   --------------------
                                   AMOUNT    ASSETS   LIABILITIES    AMOUNT    ASSETS   LIABILITIES
                                  --------   ------   -----------   --------   ------   -----------
                                                            (IN MILLIONS)
Non-qualifying..................    $977      $320        $47        $1,176     $318        $15
                                    ----      ----        ---        ------     ----        ---
  Total.........................    $977      $320        $47        $1,176     $318        $15
                                    ====      ====        ===        ======     ====        ===



     For the year ended December 31, 2006, the Company had $10 million in settlement payments related to non-qualifying derivatives included within net investment gains (losses).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  FAIR VALUE HEDGES

     The Company designates and accounts for the following as fair value hedges when they have met the requirements of SFAS 133: (i) interest rate swaps to convert fixed rate investments to floating rate investments; (ii) foreign currency swaps to hedge the foreign currency fair value exposure of foreign-currency-denominated investments and liabilities; and (iii) interest rate futures to hedge against changes in value of fixed rate securities.

     The Company did not recognize any net investment gains (losses) representing the ineffective portion of all fair value hedges for the year ended December 31, 2006 and the six months ended December 31, 2005. The Company recognized net investment gains (losses) representing the ineffective portion of all fair value hedges as follows:

                                                              PREDECESSOR
                                                    -------------------------------
                                                    SIX MONTHS ENDED    YEAR ENDED
                                                        JUNE 30,       DECEMBER 31,
                                                    ----------------   ------------
                                                          2005             2004
                                                    ----------------   ------------
                                                             (IN MILLIONS)
Changes in the fair value of derivatives..........         $--              $(3)
Changes in the fair value of the items hedged.....          (1)              (1)
                                                           ---              ---
Net ineffectiveness of fair value hedging
  activities......................................         $(1)             $(4)
                                                           ===              ===



     All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness, except for financial futures where the time value component of the derivative was excluded from the assessment of ineffectiveness. For the year ended December 31, 2006 and the six months ended December 31, 2005, there was no cost of carry for financial futures. For the six months ended June 30, 2005 and the year ended December 31, 2004, the cost of carry for financial futures was ($1) million and ($4) million, respectively.

     There were no instances in which the Company discontinued fair value hedge accounting due to a hedged firm commitment no longer qualifying as a fair value hedge.

  CASH FLOW HEDGES

     The Company designates and accounts for the following as cash flow hedges, when they have met the requirements of SFAS 133: (i) interest rate swaps to convert floating rate investments to fixed rate investments; and (ii) foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments and liabilities.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized no net investment gains (losses) as the ineffective portion of all cash flow hedges. All components of each derivative's gain or loss were included in the assessment of hedge ineffectiveness. In certain instances, the Company may discontinue cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no instances in which the Company discontinued cash flow hedges. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The following table presents the components of other comprehensive income
(loss), before income tax, related to cash flow hedges:

                                                               PREDECESSOR
                                                     ------------------------------
                                                     SIX MONTHS ENDED   YEAR ENDED
                                                         JUNE 30,      DECEMBER 31,
                                                     ----------------  ------------
                                                           2005            2004
                                                     ----------------  ------------
                                                              (IN MILLIONS)
Other comprehensive income balance at the beginning
  of the period....................................         $ 2            $ 10
Gains (losses) deferred in other comprehensive
  income (loss) on the effective portion of cash
  flow hedges......................................          (3)            (14)
Amounts reclassified to net investment income......           1               6
                                                            ---            ----
Other comprehensive income balance at the end of
  the period.......................................         $--            $  2
                                                            ===            ====



     The Company has not entered into any cash flow hedges since June 30, 2005.

  NON-QUALIFYING DERIVATIVES AND DERIVATIVES FOR PURPOSES OTHER THAN HEDGING

     The Company enters into the following derivatives that do not qualify for hedge accounting under SFAS 133 or for purposes other than hedging: (i) interest rate swaps and interest rate futures to economically hedge its exposure to interest rate volatility; (ii) foreign currency forwards and swaps to economically hedge its exposure to adverse movements in exchange rates; (iii) credit default swaps to minimize its exposure to adverse movements in credit;
(iv) equity futures, equity index options, and equity variance swaps to economically hedge liabilities embedded in certain variable annuity products;
(v) credit default swaps used to synthetically create investments; and (vi) financial forwards to buy and sell securities.

     Effective at the Acquisition Date, the Company's derivative positions which previously qualified for hedge accounting were dedesignated in accordance with SFAS 133. Such derivative positions were not redesignated and were included with the Company's other non-qualifying derivative positions from the Acquisition Date through December 31, 2006.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, the Company recognized as net investment gains (losses), excluding embedded derivatives, changes in fair value of ($72) million, ($14) million, $11 million and ($39) million, respectively, related to derivatives that do not qualify for hedge accounting.

  EMBEDDED DERIVATIVES

     The Company has certain embedded derivatives which are required to be separated from their host contracts and accounted for as derivatives. These host contracts include guaranteed minimum withdrawal contracts and guaranteed minimum accumulation contracts. The fair value of the Company's embedded derivative assets was $25 million and $0 at December 31, 2006 and 2005, respectively. The fair value of the Company's embedded derivative liabilities was $0 and $22 million at December 31, 2006 and 2005, respectively. The amounts recorded and included in net investment gains (losses) for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and during the year ended December 31, 2004 were gains (losses) of $46 million, $23 million, ($2) million, and $19 million, respectively.

  CREDIT RISK

     The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date.

     The Company manages its credit risk related to over-the-counter derivatives by entering into transactions with creditworthy counterparties, maintaining collateral arrangements and through the use of master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Because exchange traded futures are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative instruments.

     The Company enters into various collateral arrangements, which require both the pledging and accepting of collateral in connection with its derivative instruments. As of December 31, 2006 and 2005, the Company was obligated to return cash collateral under its control of $102 million and $108 million, respectively. This unrestricted cash collateral is included in cash and cash equivalents and the obligation to return it is included in payables for collateral under derivative transactions in the consolidated balance sheets. As of December 31, 2006 and 2005, the Company had also accepted collateral consisting of various securities with a fair market value of $6 million and $22 million, respectively, which are held in separate custodial accounts. In addition, the Company has exchange traded futures, which require the pledging of collateral. As of both December 31, 2006 and 2005, the Company pledged collateral of $14 million, which is included in fixed maturity securities. The Company is permitted by contract to sell or repledge this collateral, but as of December 31, 2006 and 2005, none of the collateral had been sold or repledged.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


5.  DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

     Information regarding DAC and VOBA is as follows:

                                                       DAC      VOBA     TOTAL
                                                     -------   ------   ------
                                                           (IN MILLIONS)
Balance at January 1, 2004 (PREDECESSOR)...........  $ 1,279   $   12   $1,291
  Capitalizations..................................      469       --      469
  Less: Amortization...............................      226        1      227
                                                     -------   ------   ------
Balance at December 31, 2004 (PREDECESSOR).........    1,522       11    1,533
  Capitalizations..................................      222       --      222
  Less: Amortization...............................      132        1      133
                                                     -------   ------   ------
Balance at June 30, 2005 (PREDECESSOR).............    1,612       10    1,622
                                                     -------   ------   ------
Effect of purchase accounting push down (See Note
  2)...............................................   (1,612)   1,666       54
                                                     -------   ------   ------
Balance at July 1, 2005 (SUCCESSOR)................       --    1,676    1,676
                                                     -------   ------   ------
  Capitalizations..................................      164       --      164
                                                     -------   ------   ------
  Less: Amortization related to:
     Net investment gains (losses).................       (3)      (7)     (10)
     Unrealized investment gains (losses)..........      (17)     (28)     (45)
     Other expenses................................       12      106      118
                                                     -------   ------   ------
       Total amortization..........................       (8)      71       63
                                                     -------   ------   ------
Balance at December 31, 2005 (SUCCESSOR)...........      172    1,605    1,777
                                                     -------   ------   ------
  Capitalizations..................................      135       --      135
  Less: Amortization related to:
     Net investment gains (losses).................       (3)     (33)     (36)
     Unrealized investment gains (losses)..........        1       11       12
     Other expenses................................       53      171      224
                                                     -------   ------   ------
       Total amortization..........................       51      149      200
                                                     -------   ------   ------
Balance at December 31, 2006 (SUCCESSOR)...........  $   256   $1,456   $1,712
                                                     =======   ======   ======



     The estimated future amortization expense allocated to other expenses for the next five years for VOBA is $188 million in 2007, $169 million in 2008, $156 million in 2009, $139 million in 2010 and $120 million in 2011.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


6.  GOODWILL

     Goodwill is the excess of cost over the fair value of net assets acquired. Information regarding goodwill is as follows:

                                                               SUCCESSOR
                                                              -----------
                                                                DECEMBER
                                                                  31,
                                                              -----------
                                                              2006   2005
                                                              ----   ----
                                                                  (IN
                                                               MILLIONS)
Balance at January 1,.......................................  $243   $ --
Effect of purchase accounting push down (See Note 2)........    (4)   243
                                                              ----   ----
Balance at December 31,.....................................  $239   $243
                                                              ====   ====



7.  INSURANCE

  VALUE OF DISTRIBUTION AGREEMENTS

     Information regarding the value of distribution agreements ("VODA"), which is reported in other assets, is as follows:

                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)
Balance at beginning of
  period.......................       $ 8              $--                $--              $--
Effect of purchase accounting
  push down (See Note 2).......        --                8                 --               --
Amortization...................        (1)              --                 --               --
                                      ---              ---                ---              ---
Balance at end of period.......       $ 7              $ 8                $--              $--
                                      ===              ===                ===              ===



     The estimated future amortization expense allocated to other expenses for VODA is $1 million per year for each of the years from 2007 to 2011.

  SALES INDUCEMENTS

     Information regarding deferred sales inducements, which are reported in other assets, is as follows:

                                            SUCCESSOR                        PREDECESSOR
                                 -------------------------------   -------------------------------
                                  YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                 DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                 ------------   ----------------   ----------------   ------------
                                     2006             2005               2005             2004
                                 ------------   ----------------   ----------------   ------------
                                                           (IN MILLIONS)
Balance at end of previous
  period.......................       $ 8             $ 36                $25              $--
Effect of purchase accounting
  push down (See Note 2).......        --              (36)                --               --
                                      ---             ----                ---              ---
Balance at beginning of
  period.......................         8               --                 25               --
Capitalization.................         9                8                 12               25
Amortization...................        (1)              --                 (1)              --
                                      ---             ----                ---              ---
Balance at end of period.......       $16             $  8                $36              $25
                                      ===             ====                ===              ===


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


  SEPARATE ACCOUNTS

     Separate account assets and liabilities include pass-through separate accounts totaling $12.2 billion at both December 31, 2006 and 2005 for which the policyholder assumes all investment risk.

     Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees and totaled $246 million, $124 million, $95 million and $200 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005, and the year ended December 31, 2004, respectively.

     For the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

  GUARANTEES

     The Company issues annuity contracts which may include contractual guarantees to the contractholder for the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

     The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee.

     Information regarding the types of guarantees relating to annuity contracts and universal and variable life contracts is as follows:

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                        IN THE EVENT OF DEATH
                                                        ---------------------
                                                            (IN MILLIONS)
ANNUITY CONTRACTS(1)
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
Separate account value................................  $  14,156   $  14,507
Net amount at risk(2).................................  $     440(3)$     569(3)
Average attained age of contractholders...............   64 years    63 years

                                                              SUCCESSOR
                                                        ---------------------
                                                             DECEMBER 31,
                                                        ---------------------
                                                           2006        2005
                                                        ---------   ---------
                                                         SECONDARY GUARANTEES
                                                        ---------------------
                                                            (IN MILLIONS)
UNIVERSAL AND VARIABLE LIFE CONTRACTS(1)
Account value (General and Separate account)..........  $   1,807   $   1,694
Net amount at risk(2).................................  $  21,459(3)$  21,719(3)
Average attained age of policyholders.................   59 years    57 years


--------

   (1) The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

   (2) The net amount at risk is based on the direct amount at risk (excluding reinsurance).

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)




   (3) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

     Liabilities incurred, relating to annuity contracts, for guaranteed death benefits were $1 million for the six months ended December 31, 2005. There were no guaranteed death benefits incurred for the six months ended June 30, 2005 or the year ended December 31, 2004. Liabilities incurred, relating to universal and variable life contracts, for secondary guarantees were $13 million for the year ended December 31, 2006, $4 million for each of the six months ended December 31, 2005 and June 30, 2005 and $1 million for the year ended December 31, 2004.

     Account balances of contracts with insurance guarantees are invested in separate account asset classes as follows:

                                                              SUCCESSOR
                                                          -----------------
                                                             DECEMBER 31,
                                                          -----------------
                                                            2006      2005
                                                          -------   -------
                                                            (IN MILLIONS)
Mutual Fund Groupings
  Equity................................................  $ 9,336   $ 9,055
  Bond..................................................      940     1,055
  Balanced..............................................    1,070     1,261
  Money Market..........................................      282       286
  Specialty.............................................      152       218
                                                          -------   -------
     Total..............................................  $11,780   $11,875
                                                          =======   =======



8.  REINSURANCE

     The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and provide additional capacity for future growth. The Company has historically reinsured the mortality risk on new individual life insurance policies primarily on an excess of retention basis or a quota share basis. The Company has reinsured up to 90% of the mortality risk for all new individual life insurance policies. This practice was initiated by the Company for different products starting at various points in time between 1997 and 2002. On a case by case basis, the Company may retain up to $5 million per life on single life individual policies and reinsure 100% of amounts in excess of the Company's retention limits. The Company evaluates its reinsurance programs routinely and may increase or decrease its retention at any time. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks with specific characteristics.

     In addition to reinsuring mortality risk, as described above, the Company reinsures other mortality and non-mortality risks, and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company has exposure to catastrophes, which could contribute to significant fluctuations in the Company's results of operations. The Company uses excess of retention and quota share reinsurance arrangements to provide greater diversification of risk and minimize exposure to larger risks.

     The Company reinsures its business through a diversified group of reinsurers. No single unaffiliated reinsurer has a material obligation to the Company nor is the Company's business substantially dependent upon any reinsurance contracts. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The Company reinsures the riders containing benefit guarantees related to variable annuities to affiliated and non-affiliated reinsurers. The Company reinsures its risk associated with the secondary death benefit guarantee rider on certain universal life contracts to an affiliate. See Note 14.

     The amounts in the consolidated statements of income are presented net of reinsurance ceded. Information regarding the effect of reinsurance is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Direct premiums..............      $ 79             $ 41               $ 39             $ 74
Reinsurance ceded............       (36)             (24)               (19)             (34)
                                   ----             ----               ----             ----
Net premiums earned..........      $ 43             $ 17               $ 20             $ 40
                                   ====             ====               ====             ====
Reinsurance recoverables
  netted against policyholder
  benefits and claims........      $169             $ 42               $ 61             $ 95
                                   ====             ====               ====             ====



     Reinsurance recoverables, included in premiums and other receivables, were $139 million and $77 million at December 31, 2006 and 2005, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $16 million and $12 million at December 31, 2006 and 2005, respectively.

     For the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004 there were no affiliated reinsurance transactions.

9.  INCOME TAX

     The provision for income tax from continuing operations is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Current Federal..............       $--             $(20)              $ 50             $ 96
Deferred Federal.............        74               32                (15)             (47)
                                    ---             ----               ----             ----
Provision for income tax.....       $74             $ 12               $ 35             $ 49
                                    ===             ====               ====             ====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The reconciliation of the income tax provision at the U.S. statutory rate to the provision for income tax as reported for continuing operations is as follows:

                                          SUCCESSOR                        PREDECESSOR
                               -------------------------------   -------------------------------
                                YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                               DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                               ------------   ----------------   ----------------   ------------
                                   2006             2005               2005             2004
                               ------------   ----------------   ----------------   ------------
                                                         (IN MILLIONS)
Tax provision at U.S.
  statutory rate.............      $ 89             $ 22                $39             $ 72
Tax effect of:
  Tax exempt investment
     income..................       (15)             (10)                (4)             (15)
  Tax reserve release........        --               --                 --               (8)
                                   ----             ----                ---             ----
Provision for income tax.....      $ 74             $ 12                $35             $ 49
                                   ====             ====                ===             ====



     Deferred income tax represents the tax effect of the differences between the book and tax basis of assets and liabilities. Net deferred income tax assets and liabilities consisted of the following:

                                                          SUCCESSOR
                                                    ---------------------
                                                         DECEMBER 31,
                                                    ---------------------
                                                       2006        2005
                                                    ----------   --------
                                                        (IN MILLIONS)
Deferred income tax assets:
  Benefit, reinsurance and other reserves.........     $ 487       $ 580
  Capital loss carryforwards......................        20          17
  Net unrealized investment losses................        16          22
  Other...........................................         8           8
                                                       -----       -----
                                                         531         627
                                                       -----       -----
Deferred income tax liabilities:
  DAC and VOBA....................................      (518)       (525)
  Investments.....................................        (5)        (12)
                                                       -----       -----
                                                        (523)       (537)
                                                       -----       -----
Net deferred income tax asset.....................     $   8       $  90
                                                       =====       =====



     At December 31, 2006, the Company has a net deferred income tax asset. If the Company determines that any of its deferred income tax assets will not result in future tax benefits, a valuation allowance must be established for the portion of these assets that are not expected to be realized. Based predominantly upon a review of the Company's anticipated future taxable income, but also including all other available evidence, both positive and negative, the Company's management concluded that it is "more likely than not" that the net deferred income tax assets will be realized.

     Capital loss carryforwards amount to $59 million at December 31, 2006 and will expire beginning in 2010.

     The Company files a consolidated tax return with its parent, MICC. Under the Tax Allocation Agreement, the federal income tax will be allocated between the companies on a separate return basis and adjusted for credits and other amounts required by the Tax Allocation Agreement.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


10.  CONTINGENCIES, COMMITMENTS AND GUARANTEES

  CONTINGENCIES

  LITIGATION

     The Company is a defendant in a number of litigation matters. In some of the matters, large and/or indeterminate amounts, including punitive and treble damages, are sought. Modern pleading practice in the United States permits considerable variation in the assertion of monetary damages or other relief. Jurisdictions may permit claimants not to specify the monetary damages sought or may permit claimants to state only that the amount sought is sufficient to invoke the jurisdiction of the trial court. In addition, jurisdictions may permit plaintiffs to allege monetary damages in amounts well exceeding reasonably possible verdicts in the jurisdiction for similar matters. This variability in pleadings, together with the actual experience of the Company in litigating or resolving through settlement numerous claims over an extended period of time, demonstrate to management that the monetary relief which may be specified in a lawsuit or claim bears little relevance to its merits or disposition value. Thus, unless stated below, the specific monetary relief sought is not noted.

     Due to the vagaries of litigation, the outcome of a litigation matter and the amount or range of potential loss at particular points in time may normally be inherently impossible to ascertain with any degree of certainty. Inherent uncertainties can include how fact finders will view individually and in their totality documentary evidence, the credibility and effectiveness of witnesses' testimony, and how trial and appellate courts will apply the law in the context of the pleadings or evidence presented, whether by motion practice, or at trial or on appeal. Disposition valuations are also subject to the uncertainty of how opposing parties and their counsel will themselves view the relevant evidence and applicable law.

     The Company is a party to a number of legal actions and is and/or has been involved in regulatory investigations. Given the inherent unpredictability of these matters, it is difficult to estimate the impact on the Company's consolidated financial position. On a quarterly and yearly basis, the Company reviews relevant information with respect to liabilities for litigation, regulatory investigations and litigation-related contingencies to be reflected in the Company's consolidated financial statements. Unless stated below, estimates of possible additional losses or ranges of loss for particular matters cannot in the ordinary course be made with a reasonable degree of certainty. The limitations of available data and uncertainty regarding numerous variables make it difficult to estimate liabilities. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. It is possible that some of the matters could require the Company to pay damages or make other expenditures or establish accruals in amounts that could not be estimated as of December 31, 2006. Furthermore, it is possible that an adverse outcome in certain of the Company's litigation and regulatory investigations, or the use of different assumptions in the determination of amounts recorded, could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

     Macomber, et al. v. Travelers Property Casualty Corp., et al. (Conn. Super. Ct., Hartford, filed April 7, 1999). An amended putative class action complaint was filed against the Company, Travelers Equity Sales, Inc. and certain former affiliates. The amended complaint alleges Travelers Property Casualty Corporation, a former MLAC affiliate, purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants, and that commissions paid to brokers for the structured settlement annuities, including an affiliate of MLAC, were paid in part to Travelers Property Casualty Corporation. On May 26, 2004, the Connecticut Superior Court certified a nationwide class action involving the following claims against the Company: violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment, and civil conspiracy. On June 15, 2004, the defendants appealed the class certification order. In March 2006, the Connecticut Supreme Court reversed the trial court's certification of a class. Plaintiff may seek to file another motion for class

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



certification. Defendants have moved for summary judgment. The Company is continuing to vigorously defend against the claims in this matter.

     Regulatory bodies have contacted the Company and have requested information relating to various regulatory issues regarding mutual funds and variable insurance products, including the marketing of such products. The Company believes that many of these inquiries are similar to those made to many financial services companies as part of industry-wide investigations by various regulatory agencies. The Company is fully cooperating with regard to these information requests and investigations. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

     In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These may include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company or otherwise. Further, state insurance regulatory authorities and other federal and state authorities may make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

     In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's consolidated financial position or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

  INSOLVENCY ASSESSMENTS

     Most of the jurisdictions in which the Company is admitted to transact business require life insurers doing business within the jurisdiction to participate in guaranty associations, which are organized to pay contractual benefits owed pursuant to insurance policies issued by impaired, insolvent or failed life insurers. These associations levy assessments, up to prescribed limits, on all member insurers in a particular state on the basis of the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer engaged. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. Assets and liabilities held for insolvency assessments are as follows:

                                                                 SUCCESSOR
                                                               -------------
                                                                DECEMBER 31,
                                                               -------------
                                                               2006     2005
                                                               ----     ----
                                                               (IN MILLIONS)
Other Assets:
  Premium tax offset for future undiscounted assessments.....   $ 1      $1
  Premium tax offsets currently available for paid
     assessments.............................................    --       1
                                                                ---      --
                                                                $ 1      $2
                                                                ===      ==
Liability:
  Insolvency assessments.....................................   $ 1      $1
                                                                ===      ==



     Assessments levied against the Company were less than $1 million for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


COMMITMENTS

  COMMITMENTS TO FUND PARTNERSHIP INVESTMENTS

     The Company makes commitments to fund partnership investments in the normal course of business. The amounts of these unfunded commitments were $46 million and $15 million at December 31, 2006 and 2005, respectively. The Company anticipates that these amounts will be invested in partnerships over the next five years.

  MORTGAGE LOAN COMMITMENTS

     The Company commits to lend funds under mortgage loan commitments. The amounts of these mortgage loan commitments were $60 million and $20 million at December 31, 2006 and 2005, respectively.

  COMMITMENTS TO FUND BANK CREDIT FACILITIES

     The Company commits to lend funds under bank credit facilities. The amount of these unfunded commitments was $24 million at December 31, 2006. The Company did not have any unfunded commitments related to bank credit facilities at December 31, 2005.

GUARANTEES

     In the normal course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future. In the context of acquisition, disposition, investment and other transactions, the Company has provided indemnities and guarantees, including those related to tax, environmental and other specific liabilities, and other indemnities and guarantees that are triggered by, among other things, breaches of representations, warranties or covenants provided by the Company. In addition, in the normal course of business, the Company provides indemnifications to counterparties in contracts with triggers similar to the foregoing, as well as for certain other liabilities, such as third party lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. In some cases, the maximum potential obligation under the indemnities and guarantees is subject to a contractual limitation, while in other cases such limitations are not specified or applicable. Since certain of these obligations are not subject to limitations, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these guarantees in the future.

     In addition, the Company indemnifies its directors and officers as provided in its charters and by-laws. Also, the Company indemnifies its agents for liabilities incurred as a result of their representation of the Company's interests. Since these indemnities are generally not subject to limitation with respect to duration or amount, the Company does not believe that it is possible to determine the maximum potential amount that could become due under these indemnities in the future.

     The Company's recorded liability at December 31, 2006 and 2005 for indemnities, guarantees and commitments is insignificant.

11.  EQUITY

  DIVIDEND RESTRICTIONS

     Under Connecticut State Insurance Law, the Company is permitted, without prior insurance regulatory clearance, to pay stockholder dividends to its parent as long as the amount of such dividends, when aggregated with all other dividends in the preceding 12 months, does not exceed the greater of (i) 10% of its surplus to policyholders as of the end of the immediately preceding calendar year; or (ii) its statutory net gain from operations for the

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



immediately preceding calendar year. The Company will be permitted to pay a cash dividend in excess of the greater of such two amounts only if it files notice of its declaration of such a dividend and the amount thereof with the Connecticut Commissioner of Insurance (the "Commissioner") and the Commissioner does not disapprove the payment within 30 days after notice. In addition, any dividend that exceeds earned surplus (unassigned funds, reduced by 25% of unrealized appreciation in value or revaluation of assets or unrealized profits on investments) as of the last filed annual statutory statement requires insurance regulatory approval. Under Connecticut State Insurance Law, the Commissioner has broad discretion in determining whether the financial condition of a stock life insurance company would support the payment of such dividends to its stockholders. The Connecticut State Insurance Law requires prior approval for any dividends for a period of two years following a change in control. As a result of the acquisition on July 1, 2005, under Connecticut State Insurance Law all dividend payments by the Company through June 30, 2007 require prior approval of the Commissioner. The Company did not pay any dividends in 2006. However, since the Company's statutory unassigned funds surplus is negative, the Company cannot pay any dividends without prior approval of the Commissioner.

  CAPITAL CONTRIBUTIONS

     In 2005, the Company had an increase of $4 million in paid-in capital due to an assumption of all tax liabilities for potential audit liabilities for federal and state income taxes and other taxes with respect to pre-Acquisition tax periods. The Acquisition Agreement between MetLife and Citigroup, dated as of January 31, 2005, provides for an indemnification by Citigroup to MetLife for specified tax liabilities incurred prior to the Acquisition Date. During 2004, the Company received a capital contribution of $400 million from its parent, MICC.

  STATUTORY EQUITY AND INCOME

     The Connecticut Insurance Department (the "Department") imposes minimum risk-based capital ("RBC") requirements that were developed by the National Association of Insurance Commissioners ("NAIC"). The formulas for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. MetLife Annuity exceeded the minimum RBC requirements for all periods presented herein.

     The NAIC adopted the Codification of Statutory Accounting Principles ("Codification") in 2001. Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices. The Department has adopted Codification, with certain modifications, for the preparation of statutory financial statements of insurance companies domiciled in Connecticut. Modifications by the Department may impact the effect of Codification on statutory capital and surplus of the Company.

     Statutory accounting principles differ from GAAP primarily by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing securities on a different basis.

     In addition, certain assets are not admitted under statutory accounting principles and are charged directly to surplus. The most significant asset not admitted by the Company is the net deferred tax assets resulting from temporary differences between statutory accounting principles basis and tax basis not expected to reverse and become recoverable within a year.

     Further, statutory accounting principles do not give recognition to amounts "pushed down" as a result of the Acquisition.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Statutory net income (loss) of MLAC, a Connecticut domiciled insurer, was $107 million, ($97) million and ($211) million for the years ended December 31, 2006, 2005 and 2004, respectively. Statutory capital and surplus, as filed with the Department, was $740 million and $765 million at December 31, 2006 and 2005, respectively.

  OTHER COMPREHENSIVE INCOME (LOSS)

     The following table sets forth the reclassification adjustments required for the year ended December 31, 2006, the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004, in other comprehensive income (loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior period:

                                                    SUCCESSOR                      PREDECESSOR
                                         ------------------------------  ------------------------------
                                          YEAR ENDED   SIX MONTHS ENDED  SIX MONTHS ENDED   YEAR ENDED
                                         DECEMBER 31,    DECEMBER 31,        JUNE 30,      DECEMBER 31,
                                         ------------  ----------------  ----------------  ------------
                                             2006            2005              2005            2004
                                         ------------  ----------------  ----------------  ------------
                                                                  (IN MILLIONS)
Holding gains (losses) on investments
  arising
  during the period....................      $ 98            $(75)              $(5)           $ 18
Income tax effect of holding gains
  (losses).............................       (34)             26                 1              (6)
Reclassification adjustments:
  Recognized holding gains (losses)
     included in current period
     income............................       (68)            (46)                3               6
  Amortization of premiums and
     accretion
     of discounts associated with
     investments.......................        --              12                (8)            (18)
  Income tax effect of reclassification
     adjustments.......................        24              12                 2               4
Allocation of holding gains (losses) on
  investments relating to other
  policyholder amounts.................       (12)             45                --              --
Income tax effect of allocation of
  holding
  gains (losses) to other policyholder
  amounts..............................         4             (16)               --              --
                                             ----            ----               ---            ----
     Other comprehensive income
       (loss)..........................      $ 12            $(42)              $(7)           $  4
                                             ====            ====               ===            ====



12.  OTHER EXPENSES

     Information on other expenses is as follows:

                                                   SUCCESSOR                        PREDECESSOR
                                        -------------------------------   -------------------------------
                                         YEAR ENDED    SIX MONTHS ENDED   SIX MONTHS ENDED    YEAR ENDED
                                        DECEMBER 31,     DECEMBER 31,         JUNE 30,       DECEMBER 31,
                                        ------------   ----------------   ----------------   ------------
                                            2006             2005               2005             2004
                                        ------------   ----------------   ----------------   ------------
                                                                  (IN MILLIONS)
Compensation.........................       $  47            $  27              $  19            $  45
Commissions..........................         159              156                180              373
Amortization of DAC and VOBA.........         188              108                133              227
Capitalization of DAC................        (135)            (164)              (222)            (469)
Rent, net of sublease income.........           2                2                  1                4
Other................................          45               36                 73              123
                                            -----            -----              -----            -----
  Total other expenses...............       $ 306            $ 165              $ 184            $ 303
                                            =====            =====              =====            =====


                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


13.  FAIR VALUE INFORMATION

     The estimated fair value of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

     Amounts related to the Company's financial instruments are as follows:

                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2006
Assets:
  Fixed maturity securities............................               $5,889       $5,889
  Equity securities....................................               $   57       $   57
  Mortgage loans on real estate........................               $  295       $  289
  Policy loans.........................................               $   55       $   55
  Short-term investments...............................               $   95       $   95
  Cash and cash equivalents............................               $  230       $  230
  Accrued investment income............................               $   68       $   68
  Mortgage loan commitments............................     $60       $   --       $   --
  Commitments to fund bank credit facilities...........     $24       $   --       $   --
Liabilities:
  Policyholder account balances........................               $2,740       $2,457
  Payables for collateral under derivative
     transactions......................................               $  102       $  102



                                                                      SUCCESSOR
                                                         ----------------------------------
                                                         NOTIONAL    CARRYING     ESTIMATED
                                                          AMOUNT       VALUE     FAIR VALUE
                                                         --------    --------    ----------
                                                                    (IN MILLIONS)
DECEMBER 31, 2005
Assets:
  Fixed maturity securities............................               $6,055       $6,055
  Equity securities....................................               $    4       $    4
  Mortgage loans on real estate........................               $  258       $  258
  Policy loans.........................................               $   37       $   37
  Short-term investments...............................               $   57       $   57
  Cash and cash equivalents............................               $  233       $  233
  Accrued investment income............................               $   69       $   69
  Mortgage loan commitments............................     $20       $   --       $   --
Liabilities:
  Policyholder account balances........................               $3,185       $2,972
  Payables for collateral under derivative
     transactions......................................               $  108       $  108

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     The methods and assumptions used to estimate the fair value of financial instruments are summarized as follows:

  FIXED MATURITY SECURITIES AND EQUITY SECURITIES

     The fair values of publicly held fixed maturity securities and publicly held equity securities are based on quoted market prices or estimates from independent pricing services. However, in cases where quoted market prices are not available, such as for private fixed maturity securities, fair values are estimated using present value or valuation techniques. The determination of fair values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The fair value estimates are based on available market information and judgments about financial instruments, including estimates of the timing and amounts of expected future cash flows and the credit standing of the issuer or counterparty. Factors considered in estimating fair value include; coupon rate, maturity, estimated duration, call provisions, sinking fund requirements, credit rating, industry sector of the issuer, and quoted market prices of comparable securities.

  MORTGAGE LOANS ON REAL ESTATE, MORTGAGE LOAN COMMITMENTS AND COMMITMENTS TO FUND BANK CREDIT FACILITIES

     Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk. For mortgage loan commitments and commitments to fund bank credit facilities, the estimated fair value is the net premium or discount of the commitments.

  POLICY LOANS

     The carrying values for policy loans approximate fair value.

  CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

     The carrying values for cash and cash equivalents and short-term investments approximated fair values due to the short-term maturities of these instruments.

  ACCRUED INVESTMENT INCOME

     The carrying value for accrued investment income approximates fair value.

  POLICYHOLDER ACCOUNT BALANCES

     The fair value of PABs which have final contractual maturities are estimated by discounting expected future cash flows based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued. The fair value of PABs without final contractual maturities are assumed to equal their current net surrender value.

  PAYABLES FOR COLLATERAL UNDER DERIVATIVE TRANSACTIONS

     The carrying value for payables for collateral under derivative transactions approximate fair value.

  DERIVATIVE FINANCIAL INSTRUMENTS

     The fair value of derivative financial instruments, including financial futures, financial forwards, interest rate, credit default and foreign currency swaps, foreign currency forwards, and options are based upon quotations obtained from dealers or other reliable sources. See Note 4 for derivative fair value disclosures.

14.  RELATED PARTY TRANSACTIONS

     In 2006, the Company entered into a Master Service Agreement with Metropolitan Life Insurance Company ("Metropolitan Life"), a wholly-owned subsidiary of MetLife, who provides administrative, accounting, legal and

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)



similar services to the Company. Metropolitan Life charged the Company $5 million, included in other expenses, for services performed under the Master Service Agreement for the year ended December 31, 2006.

     The Company entered into a Service Agreement with MetLife Group, Inc. ("MetLife Group"), a wholly-owned subsidiary of MetLife under which MetLife Group provides personnel services, as needed, to support the activities of the Company. MetLife Group charged the Company $28 million, included in other expenses, for services performed under the Service Agreement for the year ended December 31, 2006. There were no charges for the six months ended December 31, 2005.

     At December 31, 2006 and 2005, the Company had receivables from MICC of $13 million and $20 million, respectively. The Company had receivables from other affiliates of $4 million and payables to other affiliates of $2 million at December 31, 2006 and 2005, respectively, excluding affiliated reinsurance balances discussed below.

     Since the Company is a member of a controlled group of affiliate companies, its results may not be indicative of those of a stand-alone entity.

     As of December 31, 2006 and 2005, the Company held $89 million and $16 million, respectively, of its total invested assets in the MetLife Money Market Pool which is an affiliated partnership. These amounts are included in short-term investments.

     In the normal course of business, the Company transfers fixed maturity securities to affiliates and receives other fixed maturity securities from affiliates. The Company transferred invested assets to affiliates with both an amortized cost and fair market value of $15 million for the year ended December 31, 2006. The Company did not transfer assets to affiliates for the six months ended December 31, 2005. The realized capital losses recognized on these transfers were less than $1 million for the year ended December 31, 2006. The Company received invested assets from affiliates with a fair market value of $13 million for the year ended December 31, 2006. The Company did not receive transfers of assets from affiliates for the six months ended December 31, 2005.

     The Company also has reinsurance agreements with MetLife and certain of its subsidiaries, including Reinsurance Group of America, Incorporated ("RGA"), MetLife Reinsurance Company of South Carolina ("MRSC"), and Exeter Reassurance Company, Ltd. ("Exeter"). As of December 31, 2006, the Company had reinsurance related assets and liabilities from these agreements totaling $108 million and $12 million, respectively. Prior-year comparable assets and liabilities were $78 million and $47 million, respectively.

     The following tables reflect related party reinsurance information:

                                                               SUCCESSOR
                                                    -------------------------------
                                                     YEAR ENDED    SIX MONTHS ENDED
                                                    DECEMBER 31,     DECEMBER 31,
                                                    ------------   ----------------
                                                        2006             2005
                                                    ------------   ----------------
                                                             (IN MILLIONS)
Ceded premiums....................................      $  5              $ 2
Ceded fees, included in universal life and
  investment-type product policy fees.............        22               19
Ceded benefits, included in policyholder benefits
  and claims......................................        38               39
Ceded fees, included in other expenses............        37               12
                                                        ----              ---
  Total ceded.....................................      $102              $72
                                                        ====              ===




                                                                SUCCESSOR
                                                               -----------
                                                                 DECEMBER
                                                                   31,
                                                               -----------
                                                               2006   2005
                                                               ----   ----
                                                                   (IN
                                                                MILLIONS)
Reinsurance recoverables, included in premiums and other
  receivables................................................  $108    $78
Ceded balances payable, included in other liabilities........  $ 12    $47

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

            NOTES TO CONSOLIDATED FINANCIAL STATEMENTS -- (CONTINUED)


     Prior to the Acquisition, the Company had related party transactions with its parent and/or affiliates. These transactions are described as follows:

     In December 2004, MLAC entered into a reinsurance agreement with MRSC related to guarantee features included in certain of their universal life and variable universal life products. All information subsequent to the Acquisition is included in the tables above. Fees associated with this agreement, included within other expenses, were $22 million for the six months ended June 30, 2005.

     In addition, MLAC's individual insurance mortality risk is reinsured, in part, to RGA, an affiliate subsequent to the Acquisition Date. All information subsequent to the Acquisition is included in the tables above. Ceded premiums were $3 million for the six months ended June 30, 2005. Ceded fees, included within universal life and investment-type product policy fees, were $7 million for the six months ended June 30, 2005. Ceded benefits, included within policyholder benefits and claims, were $5 million for the six months ended June 30, 2005.

     At June 30, 2005, MLAC had investments in Tribeca Citigroup Investments Ltd. ("Tribeca"), an affiliate of the Company, in the amount of $10 million. Income (loss) of ($1) million and $1 million was recognized on these investments in the six months ended June 30, 2005 and the year ended December 31, 2004, respectively. In July 2005, MLAC sold its investment in Tribeca.

     Citigroup and certain of its subsidiaries provided investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company. The Company paid MICC an insignificant amount for both the six months ended June 30, 2005 and the year ended December 31, 2004 for these services.

     In the ordinary course of business, the Company distributed fixed and variable annuity products through its former affiliate Smith Barney. Premiums and deposits related to these products were $506 million in 2004. The Company also marketed term and universal life products through Smith Barney. Premiums related to such products were $108 million in 2004. Commissions and fees paid to Smith Barney were $50 million in 2004.

     The Company also distributed deferred annuity products through its former affiliates, Primerica Financial Services, Inc. ("PFS"), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, "CitiStreet") and Citibank, N.A. ("Citibank"). Deposits received from PFS were $636 million and commissions and fees paid to PFS were $48 million for the year ended December 31, 2004. Deposits received from CitiStreet were $116 million and related commissions and fees paid to CitiStreet were $3 million for the year ended December 31, 2004. Deposits received from Citibank were $112 million and commissions and fees paid to Citibank were $13 million for the year ended December 31, 2004.

     The leasing functions for the Company were administered by a Citigroup subsidiary. Rent expense related to leases was shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004.

15.  SUBSEQUENT EVENT

     On June 29, 2007, MICC and MetLife Life and Annuity Company of Connecticut ("MetLife Annuity") entered into an Agreement and Plan of Merger, pursuant to which MetLife Annuity will be merged into MICC, with MICC being the surviving corporation. The merger is subject to certain regulatory approvals and favorable tax rulings. Upon the effective date of the merger, expected to occur on or about December 7, 2007, the separate existence of MetLife Annuity will cease, all rights and interests of MetLife Annuity in all property will be deemed transferred and vested in MICC, and all liabilities of MetLife Annuity will be vested in MICC.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE I

                     CONSOLIDATED SUMMARY OF INVESTMENTS --
                    OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2006
                                  (IN MILLIONS)


                                                                     SUCCESSOR
                                                     -----------------------------------------
                                                      COST OR                      AMOUNT AT
                                                     AMORTIZED     ESTIMATED    WHICH SHOWN ON
                                                      COST(1)     FAIR VALUE     BALANCE SHEET
                                                     ---------    ----------    --------------
TYPE OF INVESTMENTS
Fixed maturity securities:
  Bonds:
     U.S. Treasury/agency securities..............     $  801       $  783          $  783
     State and political subdivision securities...         91           86              86
     Foreign government securities................         69           73              73
     Public utilities.............................        276          271             271
     All other corporate bonds....................      2,959        2,907           2,907
  Mortgage-backed and asset-backed securities.....      1,572        1,573           1,573
  Redeemable preferred stock......................        199          196             196
                                                       ------       ------          ------
     Total fixed maturity securities..............      5,967        5,889           5,889
                                                       ------       ------          ------
Equity securities:
  Common stock:
     Industrial, miscellaneous and all other......          1            1               1
  Non-redeemable preferred stock..................         55           56              56
                                                       ------       ------          ------
     Total equity securities......................         56           57              57
                                                       ------       ------          ------
Mortgage loans on real estate.....................        295                          295
Policy loans......................................         55                           55
Real estate joint ventures........................          2                            2
Other limited partnership interests...............         68                           68
Short-term investments............................         95                           95
Other invested assets.............................        341                          341
                                                       ------                       ------
  Total investments...............................     $6,879                       $6,802
                                                       ======                       ======




--------

   (1) Cost for fixed maturity securities and mortgage loans on real estate represents original cost reduced by repayments, net valuation allowances and writedowns from other-than-temporary declines in value and adjusted for amortization of premiums or accretion of discount; for equity securities, cost represents original cost reduced by writedowns from other-than-temporary declines in value; cost for real estate joint ventures and other limited partnership interests represents original cost reduced for other-than-temporary impairments or original cost adjusted for equity in earnings and distributions.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                        AS OF DECEMBER 31, 2006 AND 2005
                                  (IN MILLIONS)

                                              DAC       FUTURE POLICY     POLICYHOLDER
                                              AND    BENEFITS AND OTHER      ACCOUNT      UNEARNED
                                             VOBA    POLICYHOLDER FUNDS     BALANCES     REVENUE(1)
                                            ------   ------------------   ------------   ----------
2006 (SUCCESSOR)..........................  $1,712         $1,861            $5,377          $45
                                            ======         ======            ======          ===
2005 (SUCCESSOR)..........................  $1,777         $1,808            $5,688          $18
                                            ======         ======            ======          ===



--------

   (1) Amounts are included within the future policy benefits and other policyholder funds column.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                  SCHEDULE III

                CONSOLIDATED SUPPLEMENTARY INSURANCE INFORMATION
                      FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)


                                PREMIUM                 POLICYHOLDER   AMORTIZATION OF
                                REVENUE        NET        BENEFITS       DAC AND VOBA       OTHER          PREMIUMS
                              AND POLICY   INVESTMENT   AND INTEREST      CHARGED TO      OPERATING         WRITTEN
                                CHARGES      INCOME       CREDITED      OTHER EXPENSES   EXPENSES(1)   (EXCLUDING LIFE)
                              ----------   ----------   ------------   ---------------   -----------   ----------------
For the Year Ended December
  31, 2006 (SUCCESSOR).....      $526         $361          $271             $188            $118             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  December 31, 2005
  (SUCCESSOR)..............      $250         $167          $166             $108            $ 57             $--
                                 ====         ====          ====             ====            ====             ===
For the Six Months Ended
  June 30, 2005
  (PREDECESSOR)............      $241         $223          $175             $133            $ 51             $ 4
                                 ====         ====          ====             ====            ====             ===
For the Year Ended December
  31, 2004 (PREDECESSOR)...      $411         $389          $326             $227            $ 76             $ 6
                                 ====         ====          ====             ====            ====             ===




--------

   (1) Includes other expenses excluding amortization of DAC and VOBA charged to other expenses.

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
     (A Wholly-Owned Subsidiary of MetLife Insurance Company of Connecticut)

                                   SCHEDULE IV

                            CONSOLIDATED REINSURANCE
                        AS OF DECEMBER 31, 2006 AND 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2006
        AND FOR THE SIX MONTHS ENDED DECEMBER 31, 2005 AND JUNE 30, 2005
                    AND FOR THE YEAR ENDED DECEMBER 31, 2004
                                  (IN MILLIONS)


                                                                                       % AMOUNT
                                                GROSS                          NET      ASSUMED
                                                AMOUNT    CEDED    ASSUMED    AMOUNT    TO NET
                                               -------   -------   -------   -------   --------
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2006 (SUCCESSOR)
Life insurance in-force.....................   $63,138   $47,897     $--     $15,241      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    79   $    36     $--     $    43      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE SIX MONTHS ENDED DECEMBER
  31, 2005 (SUCCESSOR)
Life insurance in-force.....................   $63,023   $48,618     $--     $14,405      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    41   $    24     $--     $    17      --%
                                               =======   =======     ===     =======
FOR THE SIX MONTHS ENDED JUNE 30, 2005
  (PREDECESSOR)
Insurance premium...........................   $    39   $    19     $--     $    20      --%
                                               =======   =======     ===     =======
AS OF AND FOR THE YEAR ENDED DECEMBER 31,
  2004 (PREDECESSOR)
Life insurance in-force.....................   $54,886   $44,286     $--     $10,600      --%
                                               =======   =======     ===     =======
Insurance premium...........................   $    74   $    34     $--     $    40      --%
                                               =======   =======     ===     =======




     For the year ended December 31, 2006, and the six months ended December 31, 2005 and June 30, 2005, reinsurance ceded include affiliated transactions of $5 million, $2 million and $3 million, respectively. For the year ended December 31, 2004, there were no affiliated reinsurance transactions.

ANNUAL REPORT
December 31, 2006

                       MetLife of CT Separate Account Ten
                             for Variable Annuities
                                       of
                 MetLife Life and Annuity Company of Connecticut

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyholders of
MetLife of CT Separate Account Ten for Variable Annuities and the Board of Directors of MetLife Life and Annuity Company of Connecticut:

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Appendix A) comprising MetLife of CT Separate Account Ten for Variable Annuities (formerly, The Travelers Separate Account Ten for Variable Annuities) (the "Separate Account") of MetLife Life and Annuity Company of Connecticut (formerly, The Travelers Life and Annuity Company) ("MLAC") as of December 31, 2006, the related statement of operations for the period in the year then ended, and the statements of changes in net assets for each of the periods in the two years then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. The financial highlights of the Separate Account included in footnote 5 for the periods in the three years ended December 31, 2004, were audited by other auditors whose report, dated March 21, 2005, expressed an unqualified opinion on those financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2006, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of MLAC as of December 31, 2006, the results of their operations for the period in the year then ended, and the changes in their net assets for each of the periods in the two years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ DELOITTE & TOUCHE LLP
Certified Public Accountants

Tampa, Florida
March 19, 2007
(October 30, 2007 as to Note 7)

                                   APPENDIX A

AIM V.I. Capital Appreciation Subaccount (Series II)
AIM V.I. Core Equity Subaccount (Series I)
AIM V.I. Mid Cap Core Equity Subaccount (Series II)
AIM V.I. Premier Equity Subaccount (Series I)
AllianceBernstein Growth and Income Subaccount (Class B) AllianceBernstein Large-Cap Growth Subaccount (Class B)
American Funds Global Growth Subaccount (Class 2)
American Funds Growth Subaccount (Class 2)
American Funds Growth-Income Subaccount (Class 2)
Capital Appreciation Fund
Credit Suisse Trust Emerging Markets Subaccount
Delaware VIP REIT Subaccount (Standard Class)
Dreyfus VIF Appreciation Subaccount (Initial Shares)
Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
FTVIPT Franklin Income Securities Subaccount (Class 2)
FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Mutual Shares Securities Subaccount (Class 2)
FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
FTVIPT Templeton Growth Securities Subaccount (Class 2)
High Yield Bond Trust
Janus Aspen Balanced Subaccount (Service Shares)
Janus Aspen Global Life Sciences Subaccount (Service Shares)
Janus Aspen Global Technology Subaccount (Service Shares)
Janus Aspen Mid Cap Growth Subaccount (Service Shares)
Janus Aspen Worldwide Growth Subaccount (Service Shares)
Lazard Retirement Small Cap Subaccount
LMPIS Dividend Strategy Subaccount
LMPIS Premier Selections All Cap Growth Subaccount
LMPVPI All Cap Subaccount (Class I)
LMPVPI All Cap Subaccount (Class II)
LMPVPI Investors Subaccount (Class I)
LMPVPI Large Cap Growth Subaccount (Class I)
LMPVPI Small Cap Growth Subaccount (Class I)
LMPVPI Total Return Subaccount (Class II)
LMPVPII Aggressive Growth Subaccount (Class I)
LMPVPII Aggressive Growth Subaccount (Class II)
LMPVPII Appreciation Subaccount
LMPVPII Diversified Strategic Income Subaccount
LMPVPII Equity Index Subaccount (Class II)
LMPVPII Fundamental Value Subaccount
LMPVPII Growth and Income Subaccount (Class I)
LMPVPIII Adjustable Rate Income Subaccount
LMPVPIII Aggressive Growth Subaccount
LMPVPIII High Income Subaccount
LMPVPIII International All Cap Growth Subaccount
LMPVPIII Large Cap Growth Subaccount
LMPVPIII Large Cap Value Subaccount
LMPVPIII Mid Cap Core Subaccount
LMPVPIII Money Market Subaccount
LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
LMPVPV Small Cap Growth Opportunities Subaccount
Lord Abbett Growth and Income Subaccount (Class VC)
Lord Abbett Mid-Cap Value Subaccount (Class VC)
Managed Assets Trust
MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
MIST BlackRock High Yield Subaccount (Class A)
MIST BlackRock Large-Cap Core Subaccount (Class A)
MIST Dreman Small-Cap Value Subaccount (Class A)
MIST Harris Oakmark International Subaccount (Class A)
MIST Janus Capital Appreciation Subaccount (Class A)
MIST Legg Mason Partners Managed Assets Subaccount (Class A)
MIST Lord Abbett Bond Debenture Subaccount (Class A)
MIST Lord Abbett Growth and Income Subaccount (Class B)
MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
MIST Met/AIM Capital Appreciation Subaccount (Class A)
MIST Met/AIM Small Cap Growth Subaccount (Class A)
MIST MFS(R) Value Subaccount (Class A)
MIST Neuberger Berman Real Estate Subaccount (Class A)
MIST Oppenheimer Capital Appreciation Subaccount (Class B)
MIST Pioneer Fund Subaccount (Class A)
MIST Pioneer Mid-Cap Value Subaccount (Class A)
MIST Pioneer Strategic Income Subaccount (Class A)
MIST Third Avenue Small Cap Value Subaccount (Class B)
Money Market Portfolio
MSF BlackRock Aggressive Growth Subaccount (Class D)
MSF BlackRock Bond Income Subaccount (Class A)
MSF BlackRock Bond Income Subaccount (Class E)
MSF BlackRock Money Market Subaccount (Class A)
MSF Capital Guardian U.S. Equity Subaccount (Class A)
MSF FI Large Cap Subaccount (Class A)
MSF FI Value Leaders Subaccount (Class D)
MSF MetLife Aggressive Allocation Subaccount (Class B)
MSF MetLife Conservative Allocation Subaccount (Class B)
MSF MetLife Conservative to Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate Allocation Subaccount (Class B)
MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
MSF MFS(R) Total Return Subaccount (Class F)
MSF Oppenheimer Global Equity Subaccount (Class B)
MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
MSF Western Asset Management High Yield Bond Subaccount (Class A)
MSF Western Asset Management U.S. Government Subaccount (Class A) Oppenheimer Capital Appreciation Subaccount/VA (Service Shares) Oppenheimer Global Securities Subaccount/VA (Service Shares)
Oppenheimer Main Street/VA Subaccount ( Service Shares)
PIMCO VIT Real Return Subaccount (Administrative Class)
PIMCO VIT Total Return Subaccount (Administrative Class)
Pioneer America Income VCT Subaccount (Class II)
Pioneer Balanced VCT Subaccount (Class II)
Pioneer Cullen Value VCT Subaccount (Class II)
Pioneer Emerging Markets VCT Subaccount (Class II)
Pioneer Equity Income VCT Subaccount (Class II)
Pioneer Europe VCT Subaccount (Class II)
Pioneer Fund VCT Subaccount (Class II)

Pioneer Global High Yield VCT Subaccount (Class II)
Pioneer Growth Shares VCT Subaccount (Class II)
Pioneer High Yield VCT Subaccount (Class II)
Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
Pioneer International Value VCT Subaccount (Class II)
Pioneer Mid Cap Value VCT Subaccount (Class II)
Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
Pioneer Real Estate Shares VCT Subaccount (Class II)
Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
Pioneer Small Cap Value VCT Subaccount (Class II)
Pioneer Small Company VCT Subaccount (Class II)
Pioneer Strategic Income VCT Subaccount (Class II)
Pioneer Value VCT Subaccount (Class II)
Putnam VT Discovery Growth Subaccount (Class IB)
Putnam VT International Equity Subaccount (Class IB)
Putnam VT Small Cap Value Subaccount (Class IB)
Travelers AIM Capital Appreciation Subaccount
Travelers Convertible Securities Subaccount
Travelers Disciplined Mid Cap Stock Subaccount
Travelers Equity Income Subaccount
Travelers Federated High Yield Subaccount
Travelers Federated Stock Subaccount
Travelers Large Cap Subaccount
Travelers Managed Allocation Series: Aggressive Subaccount
Travelers Managed Allocation Series: Conservative Subaccount
Travelers Managed Allocation Series: Moderate Subaccount
Travelers Managed Allocation Series: Moderate-Aggressive Subaccount Travelers Managed Allocation Series: Moderate-Conservative Subaccount Travelers Managed Income Subaccount
Travelers Mercury Large Cap Core Subaccount
Travelers MFS(R) Mid Cap Growth Subaccount
Travelers MFS(R) Total Return Subaccount
Travelers MFS(R) Value Subaccount
Travelers Mondrian International Stock Subaccount
Travelers Pioneer Fund Subaccount
Travelers Pioneer Mid Cap Value Subaccount
Travelers Pioneer Strategic Income Subaccount
Travelers Quality Bond Subaccount
Travelers Strategic Equity Subaccount
Travelers Style Focus Series: Small Cap Growth Subaccount
Travelers Style Focus Series: Small Cap Value Subaccount
Travelers U.S. Government Securities Subaccount
Travelers Van Kampen Enterprise Subaccount
Van Kampen LIT Comstock Subaccount (Class II)
Van Kampen LIT Enterprise Subaccount (Class II)
Van Kampen LIT Strategic Growth Subaccount (Class I)
VIP Contrafund(R) Subaccount (Service Class 2)
VIP Contrafund(R) Subaccount (Service Class)
VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
VIP Mid Cap Subaccount (Service Class 2)

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENT OF ASSETS AND LIABILITIES
                                December 31, 2006

                                             AIM V.I. Capital      AIM V.I.     AIM V.I. Mid Cap    American Funds
                                               Appreciation      Core Equity       Core Equity       Global Growth
                                                Subaccount        Subaccount       Subaccount         Subaccount
                                                (Series II)       (Series I)       (Series II)         (Class 2)
                                             ----------------    -----------    ----------------    --------------
Assets:
   Investments at market value...........    $        541,988    $   792,715    $        345,911    $   42,139,684
                                             ----------------    -----------    ----------------    --------------
         Total Assets....................             541,988        792,715             345,911        42,139,684
                                             ----------------    -----------    ----------------    --------------
Liabilities:
   Payables:
      Insurance charges..................                  59             66                  39             3,803
      Administrative fees................                   5              7                   3               346
   Due to MetLife Life and Annuity
      Company of Connecticut.............                  --             --                  --                --
                                             ----------------    -----------    ----------------    --------------
         Total Liabilities...............                  64             73                  42             4,149
                                             ----------------    -----------    ----------------    --------------
Net Assets:                                  $        541,924    $   792,642    $        345,869    $   42,135,535
                                             ================    ===========    ================    ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                       American Funds   American Funds                            Dreyfus VIF
                                           Growth        Growth-Income    Credit Suisse Trust     Appreciation
                                         Subaccount       Subaccount       Emerging Markets        Subaccount
                                          (Class 2)        (Class 2)          Subaccount        (Initial Shares)
                                       --------------   --------------    -------------------   ----------------
Assets:
  Investments at market value ......   $  104,983,515   $  106,691,405    $           106,334   $        564,949
                                       --------------   --------------    -------------------   ----------------
      Total Assets .................      104,983,515      106,691,405                106,334            564,949
                                       --------------   --------------    -------------------   ----------------
Liabilities:
  Payables:
    Insurance charges ..............            9,971           10,048                     10                 61
    Administrative fees ............              863              877                      1                  5
  Due to MetLife Life and Annuity
    Company of Connecticut .........               --               --                     50                 --
                                       --------------   --------------    -------------------   ----------------
      Total Liabilities ............           10,834           10,975                     11                 66
                                       --------------   --------------    -------------------   ----------------
Net Assets:                            $  104,972,681   $  106,680,430    $           106,323   $        564,883
                                       ==============   ==============    ===================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                         FTVIPT  Franklin   FTVIPT  Franklin
   Dreyfus VIF        FTVIPT Franklin    Rising Dividends    Small-Mid Cap        FTVIPT Templeton       FTVIPT Templeton
Developing Leaders   Income Securities      Securities      Growth Securities    Developing Markets     Foreign Securities
    Subaccount          Subaccount          Subaccount         Subaccount       Securities Subaccount       Subaccount
 (Initial Shares)        (Class 2)           (Class 2)          (Class 2)             (Class 2)             (Class 2)
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------
$        1,155,504   $       3,413,188   $      1,080,268   $      10,122,754   $           9,120,347   $       24,895,926
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------
         1,155,504           3,413,188          1,080,268          10,122,754               9,120,347           24,895,926
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------

               115                 321                129                 952                     868                2,367
                10                  29                  9                  83                      75                  205

                --                  --                 --                  --                      --                   --
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------
               125                 350                138               1,035                     943                2,572
------------------   -----------------   ----------------   -----------------   ---------------------   ------------------
$        1,155,379   $       3,412,838   $      1,080,130   $      10,121,719   $           9,119,404   $       24,893,354
==================   =================   ================   =================   =====================   ==================

    The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                       Janus Aspen Global      Janus Aspen        Janus Aspen        Janus Aspen
                                         Life Sciences      Global Technology    Mid Cap Growth    Worldwide Growth
                                           Subaccount           Subaccount         Subaccount         Subaccount
                                        (Service Shares)     (Service Shares)   (Service Shares)   (Service Shares)
                                       ------------------   -----------------   ----------------   ----------------
Assets:
  Investments at market value ......   $           52,047   $         101,840   $      3,119,162   $        197,455
                                       ------------------   -----------------   ----------------   ----------------
      Total Assets .................               52,047             101,840          3,119,162            197,455
                                       ------------------   -----------------   ----------------   ----------------
Liabilities:
  Payables:
    Insurance charges ..............                    6                  11                247                 22
    Administrative fees ............                   --                  --                 26                  2
  Due to MetLife Life and Annuity
    Company of Connecticut .........                   --                  --                 --                 --
                                       ------------------   -----------------   ----------------   ----------------
      Total Liabilities ............                    6                  11                273                 24
                                       ------------------   -----------------   ----------------   ----------------
Net Assets:                            $           52,041   $         101,829   $      3,118,889   $        197,431
                                       ==================   =================   ================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

      LMPIS           LMPIS Premier        LMPVPV Small Cap     LMPVPI All Cap   LMPVPI All Cap   LMPVPI Investors
Dividend Strategy   Selections All Cap   Growth Opportunities     Subaccount       Subaccount        Subaccount
    Subaccount      Growth Subaccount          Subaccount          (Class I)       (Class II)        (Class I)
-----------------   ------------------   --------------------   --------------   --------------   ----------------
$       2,090,032   $        2,705,751   $          3,117,779   $   14,438,787   $      127,400   $     10,538,895
-----------------   ------------------   --------------------   --------------   --------------   ----------------
        2,090,032            2,705,751              3,117,779       14,438,787          127,400         10,538,895
-----------------   ------------------   --------------------   --------------   --------------   ----------------

              211                  256                    302            1,250               14                941
               17                   22                     26              118                1                 87

               --                   --                     --               --               --                 --
-----------------   ------------------   --------------------   --------------   --------------   ----------------
              228                  278                    328            1,368               15              1,028
-----------------   ------------------   --------------------   --------------   --------------   ----------------
$       2,089,804   $        2,705,473   $          3,117,451   $   14,437,419   $      127,385   $     10,537,867
=================   ==================   ====================   ==============   ==============   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 LMPVPI             LMPVPI           LMPVPI           LMPVPII
                                            Large Cap Growth   Small Cap Growth   Total Return   Aggressive Growth
                                               Subaccount         Subaccount       Subaccount        Subaccount
                                                (Class I)          (Class I)       (Class II)        (Class I)
                                            ----------------   ----------------   ------------   -----------------
Assets:
  Investments at market value............   $        354,928   $      5,376,943   $    639,857   $         810,766
                                            ----------------   ----------------   ------------   -----------------
      Total Assets.......................            354,928          5,376,943        639,857             810,766
                                            ----------------   ----------------   ------------   -----------------
Liabilities:
  Payables:
    Insurance charges....................                 37                514             78                  87
    Administrative fees..................                  3                 44              5                   7
  Due to MetLife Life and Annuity
    Company of Connecticut...............                 --                 --             --                  --
                                            ----------------   ----------------   ------------   -----------------
      Total Liabilities..................                 40                558             83                  94
                                            ----------------   ----------------   ------------   -----------------
Net Assets:                                 $        354,888   $      5,376,385   $    639,774   $         810,672
                                            ================   ================   ============   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

     LMPVPII                           LMPVPII          LMPVPII                                LMPVPII
Aggressive Growth     LMPVPII        Diversified      Equity Index        LMPVPII        Growth and Income
    Subaccount      Appreciation   Strategic Income    Subaccount    Fundamental Value       Subaccount
    (Class II)       Subaccount       Subaccount       (Class II)       Subaccount           (Class I)
-----------------   ------------   ----------------   ------------   -----------------   -----------------
$         728,123   $ 30,362,645   $     12,610,759   $ 13,807,754   $      41,275,234   $          60,214
-----------------   ------------   ----------------   ------------   -----------------   -----------------
          728,123     30,362,645         12,610,759     13,807,754          41,275,234              60,214
-----------------   ------------   ----------------   ------------   -----------------   -----------------

               84          2,732              1,084          1,253               3,643                   6
                6            250                104            113                 339                   1

               --             --                 --             --                  --                  --
-----------------   ------------   ----------------   ------------   -----------------   -----------------
               90          2,982              1,188          1,366               3,982                   7
-----------------   ------------   ----------------   ------------   -----------------   -----------------
$         728,033   $ 30,359,663   $     12,609,571   $ 13,806,388   $      41,271,252   $          60,207
=================   ============   ================   ============   =================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                              LMPVPIII                                            LMPVPIII
                                             Adjustable         LMPVPIII          LMPVPIII      International
                                            Rate Income    Aggressive Growth    High Income    All Cap Growth
                                             Subaccount       Subaccount        Subaccount       Subaccount
                                            ------------   -----------------    ------------   --------------
Assets:
  Investments at market value............   $  4,113,031   $      62,040,247   $  20,537,704   $    2,788,611
                                            ------------   -----------------   -------------   --------------
      Total Assets.......................      4,113,031          62,040,247      20,537,704        2,788,611
                                            ------------   -----------------   -------------   --------------
Liabilities:
  Payables:
    Insurance charges....................            423               5,589           1,965              209
    Administrative fees..................             33                 510             169               23
  Due to MetLife Life and Annuity
    Company of Connecticut...............             --                  --              --               --
                                            ------------   -----------------   -------------   --------------
      Total Liabilities..................            456               6,099           2,134              232
                                            ------------   -----------------   -------------   --------------
Net Assets:                                 $  4,112,575   $      62,034,148   $ 20, 535,570   $    2,788,379
                                            ============   =================   =============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                            LMPVPIV             LMPVPIV Multiple
    LMPVPIII           LMPVPIII         LMPVPIII         LMPVPIII      Multiple Discipline   Discipline Subaccount-
Large Cap Growth   Large Cap Value    Mid Cap Core     Money Market    Subaccount-All Cap       Balanced All Cap
   Subaccount        Subaccount        Subaccount       Subaccount      Growth and Value        Growth and Value
----------------   ---------------   --------------   --------------   -------------------  -----------------------
$     22,030,722   $     7,998,632   $   14,947,824   $   14,865,502   $        93,647,486   $           65,919,573
----------------   ---------------   --------------   --------------   -------------------   ----------------------
      22,030,722         7,998,632       14,947,824       14,865,502            93,647,486               65,919,573
----------------   ---------------   --------------   --------------   -------------------   ----------------------

           1,954               601            1,312            1,355                 9,726                    6,806
             181                66              123              125                   769                      542
              --                --               --               --                    --                       --
----------------   ---------------   --------------   --------------   -------------------   ----------------------
           2,135               667            1,435            1,480                10,495                    7,348
----------------   ---------------   --------------   --------------   -------------------   ----------------------
$     22,028,587   $     7,997,965   $   14,946,389   $   14,864,022   $        93,636,991   $           65,912,225
================   ===============   ==============   ==============   ===================   ======================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                 LMPVPIV               LMPVPIV         Lord Abbett
                                           Multiple Discipline   Multiple Discipline    Growth and     Lord Abbett
                                               Subaccount-           Subaccount-          Income      Mid-Cap Value
                                              Global All Cap           Large Cap        Subaccount     Subaccount
                                             Growth and Value      Growth and Value     (Class VC)     (Class VC)
                                           -------------------   -------------------   ------------   -------------
Assets:
   Investments at market value..........   $        23,791,868   $         9,319,928   $ 12,356,830   $  16,406,979
                                           -------------------   -------------------   ------------   -------------
         Total Assets...................            23,791,868             9,319,928     12,356,830      16,406,979
                                           -------------------   -------------------   ------------   -------------
Liabilities:
   Payables:
      Insurance charges.................                 2,438                   954          1,303           1,677
      Administrative fees...............                   195                    77            102             135
   Due to MetLife Life and Annuity
      Company of Connecticut............                    --                    --             30              20
                                           -------------------   -------------------   ------------   -------------
         Total Liabilities..............                 2,633                 1,031          1,435           1,832
                                           -------------------   -------------------   ------------   -------------
Net Assets:                                $        23,789,235   $         9,318,897   $ 12,355,395   $  16,405,147
                                           ===================   ===================   ============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

    MIST                                                              MIST Harris        MIST
 Batterymarch   MIST BlackRock    MIST BlackRock     MIST Dreman        Oakmark      Janus Capital
Mid-Cap Stock     High Yield      Large-Cap Core   Small-Cap Value   International   Appreciation
  Subaccount      Subaccount        Subaccount        Subaccount       Subaccount      Subaccount
  (Class A)        (Class A)        (Class A)         (Class A)        (Class A)       (Class A)
-------------   --------------   ---------------   ---------------   -------------   -------------
$   1,141,235   $    1,688,622   $     3,068,132   $       478,509   $   8,866,175   $     933,493
-------------   --------------   ---------------   ---------------   -------------   -------------
    1,141,235        1,688,622         3,068,132           478,509       8,866,175         933,493
-------------   --------------   ---------------   ---------------   -------------   -------------

          116              180               267                48             861              93
            9               14                25                 4              73               8

           --               --                --                --              --              --
-------------   --------------   ---------------   ---------------   -------------   -------------
          125              194               292                52             934             101
-------------   --------------   ---------------   ---------------   -------------   -------------
$   1,141,110   $    1,688,428   $     3,067,840   $       478,457   $   8,865,241   $     933,392
=============   ==============   ===============   ===============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                            MIST Legg Mason    MIST Lord Abbett   MIST Lord Abbett    MIST Lord Abbett
                                            Partners Managed    Bond Debenture    Growth and Income    Mid-Cap Value
                                           Assets Subaccount      Subaccount         Subaccount          Subaccount
                                               (Class A)           (Class A)          (Class B)           (Class B)
                                           -----------------   ----------------   -----------------   ----------------
Assets:
   Investments at market value..........   $          21,201   $      2,393,359   $      24,646,278   $        346,157
                                           -----------------   ----------------   -----------------   ----------------
         Total Assets...................              21,201          2,393,359          24,646,278            346,157
                                           -----------------   ----------------   -----------------   ----------------
Liabilities:
   Payables:
      Insurance charges.................                   2                260               2,463                 32
      Administrative fees...............                  --                 20                 202                  3
   Due to MetLife Life and Annuity
      Company of Connecticut............                  --                 --                  --                 --
                                           -----------------   ----------------   -----------------   ----------------
         Total Liabilities..............                   2                280               2,665                 35
                                           -----------------   ----------------   -----------------   ----------------
Net Assets:                                $          21,199   $      2,393,079   $      24,643,613   $        346,122
                                           =================   ================   =================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

    MIST Met/AIM         MIST Met/AIM                           MIST Neuberger       MIST Oppenheimer
Capital Appreciation   Small Cap Growth   MIST MFS(R) Value   Berman Real Estate   Capital Appreciation     MIST Pioneer
    Subaccount           Subaccount          Subaccount           Subaccount            Subaccount        Fund Subaccount
      (Class A)            (Class A)          (Class A)            (Class A)             (Class B)           (Class A)
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------
$          4,068,542   $        105,166   $       3,880,722   $        4,335,852   $            230,545   $     1,647,026
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------
           4,068,542            105,166           3,880,722            4,335,852                230,545         1,647,026
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------

                 323                 12                 369                  449                     25               161
                  33                  1                  32                   35                      2                13

                  --                 --                  --                   --                     --                --
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------
                 356                 13                 401                  484                     27               174
--------------------   ----------------   -----------------   ------------------   --------------------   ---------------
$          4,068,186   $        105,153   $       3,880,321   $        4,335,368   $            230,518   $     1,646,852
====================   ================   =================   ==================   ====================   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                             MIST Pioneer     MIST Pioneer     MIST Third Avenue     MSF BlackRock
                                            Mid-Cap Value   Strategic Income    Small Cap Value    Aggressive Growth
                                             Subaccount        Subaccount         Subaccount          Subaccount
                                              (Class A)         (Class A)          (Class B)           (Class D)
                                            -------------   ----------------   -----------------   -----------------
Assets:
   Investments at market value...........   $     162,786   $      3,465,917   $       6,807,201   $       5,078,478
                                            -------------   ----------------   -----------------   -----------------
         Total Assets....................         162,786          3,465,917           6,807,201           5,078,478
                                            -------------   ----------------   -----------------   -----------------
Liabilities:
   Payables:
      Insurance charges..................              17                319                 707                 424
      Administrative fees................               1                 28                  56                  42
   Due to MetLife Life and Annuity
      Company of Connecticut.............              --                 --                  --                  --
                                            -------------   ----------------   -----------------   -----------------
         Total Liabilities...............              18                347                 763                 466
                                            -------------   ----------------   -----------------   -----------------
Net Assets:                                 $     162,768   $      3,465,570   $       6,806,438   $       5,078,012
                                            =============   ================   =================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

MSF BlackRock   MSF BlackRock   MSF BlackRock       MSF Capital           MSF FI        MSF FI Value
 Bond Income     Bond Income    Money Market    Guardian U.S. Equity     Large Cap        Leader
 Subaccount      Subaccount      Subaccount         Subaccount          Subaccount      Subaccount
 (Class A)        (Class E)       (Class A)          (Class A)           (Class A)       (Class D)
-------------   -------------   -------------   --------------------   -------------   -------------
$   2,396,722   $  14,434,494   $   2,174,029   $          2,151,232   $  11,510,646   $  14,011,694
-------------   -------------   -------------   --------------------   -------------   -------------
    2,396,722      14,434,494       2,174,029              2,151,232      11,510,646      14,011,694
-------------   -------------   -------------   --------------------   -------------   -------------

          253           1,335             244                    168             910           1,299
           20             119              18                     18              95             115

           --              --              --                     --              --          15,000
-------------   -------------   -------------   --------------------   -------------   -------------
          273           1,454             262                    186           1,005           1,414
-------------   -------------   -------------   --------------------   -------------   -------------
$   2,396,449   $  14,433,040   $   2,173,767   $          2,151,046   $  11,509,641   $  14,010,280
=============   =============   =============   ====================   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                    MSF MetLife        MSF MetLife        MSF MetLife
                                                 MSF MetLife        Conservative     Conservative to       Moderate
                                            Aggressive Allocation    Allocation    Moderate Allocation    Allocation
                                                 Subaccount          Subaccount        Subaccount         Subaccount
                                                  (Class B)           (Class B)         (Class B)          (Class B)
                                            ---------------------   ------------   -------------------   -------------
Assets:
   Investments at market value...........   $             976,313   $    379,903   $           564,718   $   4,101,861
                                            ---------------------   ------------   -------------------   -------------
         Total Assets....................                 976,313        379,903               564,718       4,101,861
                                            ---------------------   ------------   -------------------   -------------
Liabilities:
   Payables:
      Insurance charges..................                      99             39                    69             440
      Administrative fees................                       8              3                     5              34
   Due to MetLife Life and Annuity
      Company of Connecticut.............                      --             --                    --              --
                                            ---------------------   ------------   -------------------   -------------
         Total Liabilities...............                     107             42                    74             474
                                            ---------------------   ------------   -------------------   -------------
Net Assets:                                 $             976,206   $    379,861   $           564,644   $   4,101,387
                                            =====================   ============   ===================   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

     MSF MetLife                                                                 MSF Western Asset   MSF Western Asset
     Moderate to        MSF MFS(R) Total   MSF Oppenheimer   MSF T. Rowe Price    Management High     Management U.S.
Aggressive Allocation        Return         Global Equity     Large Cap Growth      Yield Bond          Government
     Subaccount            Subaccount        Subaccount         Subaccount          Subaccount          Subaccount
      (Class B)            (Class F)          (Class B)          (Class B)           (Class A)           (Class A)
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------
$           6,450,057   $     61,565,979   $     7,964,565   $       6,722,584   $         206,706   $          73,832
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------
            6,450,057         61,565,979         7,964,565           6,722,584             206,706              73,832
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------

                  634              5,714               800                 517                  22                   8
                   53                506                66                  56                   2                   1

                   --                 40                --                  --                  --                  --
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------
                  687              6,260               866                 573                  24                   9
---------------------   ----------------   ---------------   -----------------   -----------------   -----------------
$           6,449,370   $     61,559,719   $     7,963,699   $       6,722,011   $         206,682   $          73,823
=====================   ================   ===============   =================   =================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                             Pioneer America   Pioneer Cullen
                                               PIMCO VIT Real           PIMCO VIT Total         Income VCT        Value VCT
                                              Return Subaccount        Return Subaccount        Subaccount       Subaccount
                                           (Administrative Class)   (Administrative Class)      (Class II)       (Class II)
                                           ----------------------   ----------------------   ---------------   --------------
Assets:
   Investments at market value..........   $           12,326,570   $           55,495,704   $       283,272   $      289,261
                                           ----------------------   ----------------------   ---------------   --------------
         Total Assets...................               12,326,570               55,495,704           283,272          289,261
                                           ----------------------   ----------------------   ---------------   --------------
Liabilities:
   Payables:
      Insurance charges.................                    1,194                    5,272                31               33
      Administrative fees...............                      102                      456                 2                2
   Due to MetLife Life and Annuity
      Company of Connecticut............                       --                       --                --               --
                                           ----------------------   ----------------------   ---------------   --------------
         Total Liabilities..............                    1,296                    5,748                33               35
                                           ----------------------   ----------------------   ---------------   --------------
Net Assets:                                $           12,325,274   $           55,489,956   $       283,239   $      289,226
                                           ======================   ======================   ===============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

Pioneer Emerging   Pioneer Equity                      Pioneer Global High   Pioneer Growth
  Markets VCT        Income VCT     Pioneer Fund VCT        Yield VCT          Shares VCT      Pioneer High Yield
   Subaccount        Subaccount        Subaccount           Subaccount         Subaccount       VCT Subaccount
   (Class II)        (Class II)        (Class II)           (Class II)         (Class II)         (Class II)
----------------   --------------   ----------------   -------------------   --------------   -------------------
$        245,879   $      917,008   $        572,753   $            98,743   $       94,876   $         1,023,098
----------------   --------------   ----------------   -------------------   --------------   -------------------
         245,879          917,008            572,753                98,743           94,876             1,023,098
----------------   --------------   ----------------   -------------------   --------------   -------------------

              28              104                 64                    12               10                   109
               2                8                  5                     1                1                     9

              --               --                 --                    --               --                    --
----------------   --------------   ----------------   -------------------   --------------   -------------------
              30              112                 69                    13               11                   118
----------------   --------------   ----------------   -------------------   --------------   -------------------
$        245,849   $      916,896   $        572,684   $            98,730   $       94,865   $         1,022,980
================   ==============   ================   ===================   ==============   ===================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                  Pioneer               Pioneer              Pioneer           Pioneer
                                            Ibbotson Aggressive     Ibbotson Growth     Ibbotson Moderate   International
                                                  Allocation          Allocation           Allocation         Value VCT
                                               VCT Subaccount       VCT Subaccount        VCT Subaccount      Subaccount
                                                 (Class II)           (Class II)            (Class II)        (Class II)
                                            -------------------   -------------------   -----------------   -------------
Assets:
  Investments at market value............   $           437,908   $         3,050,290   $       3,946,021   $     146,656
                                            -------------------   -------------------   -----------------   -------------
      Total Assets.......................               437,908             3,050,290           3,946,021         146,656
                                            -------------------   -------------------   -----------------   -------------
Liabilities:
  Payables:
    Insurance charges....................                    50                   345                 494              16
    Administrative fees..................                     4                    22                  33               1
  Due to MetLife Life and Annuity
    Company of Connecticut...............                    --               335,701                  --              --
                                            -------------------   -------------------   -----------------   -------------
      Total Liabilities..................                    54               336,068                 527              17
                                            -------------------   -------------------   -----------------   -------------
Net Assets:                                 $           437,854   $         2,714,222   $       3,945,494   $     146,639
                                            ===================   ===================   =================   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                        Pioneer Oak                            Pioneer Small    Pioneer
 Pioneer Mid Cap          Ridge          Pioneer Real Estate    and Mid Cap     Small Cap   Pioneer Strategic
    Value VCT        Large Cap Growth        Shares VCT          Growth VCT     Value VCT       Income VCT
   Subaccount         VCT Subaccount         Subaccount          Subaccount    Subaccount       Subaccount
   (Class II)           (Class II)           (Class II)          (Class II)    (Class II)       (Class II)
-----------------   ------------------   -------------------   -------------   ----------   -----------------
$         353,640   $          401,005   $           309,228   $      86,836   $  278,991   $       1,444,618
-----------------   ------------------   -------------------   -------------   ----------   -----------------
          353,640              401,005               309,228          86,836      278,991           1,444,618
-----------------   ------------------   -------------------   -------------   ----------   -----------------

               41                   43                    34               9           31                 162
                3                    4                     3              --            2                  12

               --                                         --              --           --                  --
-----------------   ------------------   -------------------   -------------   ----------   -----------------
               44                   47                    37               9           33                 174
-----------------   ------------------   -------------------   -------------   ----------   -----------------
$         353,596   $          400,958   $           309,191   $      86,827   $  278,958   $       1,444,444
=================   ==================   ===================   =============   ==========   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

                                                                                            Putnam VT
                                                                       Putnam VT          International          Putnam VT
                                             Pioneer Value VCT     Discovery Growth           Equity             Small Cap
                                                Subaccount            Subaccount            Subaccount        Value Subaccount
                                                (Class II)            (Class IB)            (Class IB)           (Class IB)
                                            -------------------   -------------------   -----------------   -------------------
Assets:
  Investments at market value............   $           483,816   $           184,479   $       4,495,207   $         7,989,845
                                            -------------------   -------------------   -----------------   -------------------
      Total Assets.......................               483,816               184,479           4,495,207             7,989,845
                                            -------------------   -------------------   -----------------   -------------------
Liabilities:
  Payables:
    Insurance charges....................                    56                    16                 436                   751
    Administrative fees..................                     4                     2                  37                    66
  Due to MetLife Life and Annuity
    Company of Connecticut...............                    --                    --                  --                    --
                                            -------------------   -------------------   -----------------   -------------------
      Total Liabilities..................                    60                    18                 473                   817
                                            -------------------   -------------------   -----------------   -------------------
Net Assets:                                 $           483,756   $           184,461   $       4,494,734   $         7,989,028
                                            ===================   ===================   =================   ===================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Continued)
                                December 31, 2006

 Van Kampen LIT       Van Kampen LIT        Van Kampen LIT                                               VIP Dynamic Capital
   Comstock             Enterprise        Strategic Growth      VIP Contrafund(R)    VIP Contrafund(R)      Appreciation
   Subaccount           Subaccount           Subaccount            Subaccount           Subaccount            Subaccount
  (Class II)            (Class II)            (Class I)         (Service Class 2)     (Service Class)     (Service Class 2)
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------
$       4,377,613   $           99,844   $         5,493,400   $         4,081,172   $      16,770,421   $           409,893
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------
        4,377,613               99,844             5,493,400             4,081,172          16,770,421               409,893
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------

              479                   10                   427                   436               1,538                    41
               36                    1                    45                    34                 138                     3

               40                   --                    --                    --                  --                    --
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------
              555                   11                   472                   470               1,676                    44
-----------------   ------------------   -------------------   -------------------   -----------------   -------------------
$       4,377,058   $           99,833   $         5,492,928   $         4,080,702   $      16,768,745   $           409,849
=================   ==================   ===================   ===================   =================   ===================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENT OF ASSETS AND LIABILITIES -- (Concluded)
                                December 31, 2006

                                                                  VIP Mid Cap
                                                                  Subaccount
                                                               (Service Class 2)
                                                               -----------------
Assets:
   Investments at market value ...............................   $ 20,353,205
                                                                 ------------
         Total Assets ........................................     20,353,205
                                                                 ------------
Liabilities:
   Payables:
      Insurance charges ......................................          2,004
      Administrative fees ....................................            167
   Due to MetLife Life and Annuity
      Company of Connecticut .................................             --
                                                                 ------------
         Total Liabilities ...................................          2,171
                                                                 ------------
Net Assets:                                                      $ 20,351,034
                                                                 ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                             STATEMENT OF OPERATIONS
                      For the year ended December 31, 2006

                                                AIM V.I.                     AIM V.I.
                                                Capital        AIM V.I.      Mid Cap        AIM V.I.
                                             Appreciation   Core Equity   Core Equity    Premier Equity
                                              Subaccount     Subaccount    Subaccount      Subaccount
                                              (Series II)    (Series I)    (Series II)     (Series I)
                                             ------------   -----------   ------------   --------------
Investment Income:
   Dividends .............................   $         --   $     4,247   $      2,398   $        8,920
                                             ------------   -----------   ------------   --------------
Expenses:
   Insurance charges .....................          8,023         8,341          6,803            5,393
   Administrative fees ...................            599           825            488              510
                                             ------------   -----------   ------------   --------------
      Total expenses .....................          8,622         9,166          7,291            5,903
                                             ------------   -----------   ------------   --------------
         Net investment income (loss) ...          (8,622)       (4,919)        (4,893)           3,017
                                             ------------   -----------   ------------   --------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution .........             --            --         34,234               --
      Realized gain (loss) on sale of
         investments .....................          2,844         2,698          1,899          232,923
                                             ------------   -----------   ------------   --------------
         Realized gain (loss) ............          2,844         2,698         36,133          232,923
                                             ------------   -----------   ------------   --------------
      Change in unrealized gain (loss)
         on investments ..................         30,048        62,150         (4,255)        (184,050)
                                             ------------   -----------   ------------   --------------
   Net increase (decrease) in net assets
      resulting from operations ..........   $     24,270   $    59,929   $     26,985   $       51,890
                                             ============   ===========   ============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS--(Continued)
                      For the year ended December 31, 2006

                                           AllianceBernstein   AllianceBernstein    American Funds
                                           Growth and Income    Large-Cap Growth    Global Growth      American Funds
                                               Subaccount          Subaccount        Subaccount       Growth Subaccount
                                               (Class B)           (Class B)           (Class 2)           (Class 2)
                                           -----------------   -----------------   ----------------   ------------------
Investment Income:
   Dividends ...........................    $             --   $              --   $        335,777   $          806,707
                                           -----------------   -----------------   ----------------   ------------------
Expenses:
   Insurance charges ...................              32,028              32,097            641,197            1,788,082
   Administrative fees .................               2,630               3,441             58,034              154,063
                                           -----------------   -----------------   ----------------   ------------------
      Total expenses ...................              34,658              35,538            699,231            1,942,145
                                           -----------------   -----------------   ----------------   ------------------
         Net investment income (loss) ..             (34,658)            (35,538)          (363,454)          (1,135,438)
                                           -----------------   -----------------   ----------------   ------------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution .......                  --                  --                 --              638,199
      Realized gain (loss) on sale of
         investments ...................           1,291,243          (1,253,937)         1,003,460            3,010,063
                                           -----------------   -----------------   ----------------   ------------------
         Realized gain (loss) ..........           1,291,243          (1,253,937)         1,003,460            3,648,262
                                           -----------------   -----------------   ----------------   ------------------
      Change in unrealized gain (loss)
         on investments ................          (1,027,162)          1,252,703          5,889,605            5,573,900
                                           -----------------   -----------------   ----------------   ------------------

Net increase (decrease) in net assets
   resulting from operations ...........   $         229,423   $         (36,772)  $      6,529,611   $        8,086,724
                                           =================   =================   ================   ==================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                      STATEMENT OF OPERATIONS--(Continued)
                      For the year ended December 31, 2006

 American Funds                              Credit Suisse                            Dreyfus VIF         Dreyfus VIF
 Growth-Income                               Trust Emerging       Delaware VIP       Appreciation     Developing Leaders
   Subaccount      Capital Appreciation         Markets         REIT Subaccount       Subaccount          Subaccount
    (Class 2)              Fund               Subaccount       (Standard Class)    (Initial Shares)    (Initial Shares)
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------
$      1,574,759   $                  --   $             503   $          66,516   $          8,491   $            5,476
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------

       1,781,286                   6,519               1,743              20,491             10,741               24,234
         154,386                     516                 150               1,583                812                1,969
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------
       1,935,672                   7,035               1,893              22,074             11,553               26,203
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------
        (360,913)                 (7,035)             (1,390)             44,442             (3,062)             (20,727)
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------

       2,427,106                  44,374               1,237             221,774                 --              113,238

       3,043,076                 190,517              10,751             590,927             11,074               78,674
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------
       5,470,182                 234,891              11,988             812,701             11,074              191,912
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------

       7,672,065                (235,499)             15,252            (629,140)            62,580             (154,209)
----------------   ---------------------   -----------------   -----------------   ----------------   ------------------

$     12,781,334   $              (7,643)  $          25,850   $         228,003   $         70,592   $           16,976
================   =====================   =================   =================   ================   ==================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                                               FTVIPT Franklin
                                               FAMVS Mercury        FAMVS Mercury         FTVIPT Franklin     Rising Dividends
                                             Global Allocation    Value Opportunities    Income Securities       Securities
                                              V.I. Subaccount       V.I. Subaccount          Subaccount          Subaccount
                                                (Class III)           (Class III)            (Class 2)            (Class 2)
                                             -----------------    -------------------    -----------------    ----------------
Investment Income:
   Dividends.............................    $              --    $               107    $          86,574    $         10,878
                                             -----------------    -------------------    -----------------    ----------------
Expenses:
   Insurance charges.....................               13,824                 18,990               41,341              22,810
   Administrative fees...................                1,033                  1,518                3,502               1,574
                                             -----------------    -------------------    -----------------    ----------------
      Total expenses.....................               14,857                 20,508               44,843              24,384
                                             -----------------    -------------------    -----------------    ----------------
         Net investment income (loss)....              (14,857)               (20,401)              41,731             (13,506)
                                             -----------------    -------------------    -----------------    ----------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution.........                   --                369,570               11,580               5,149
      Realized gain (loss) on sale of
         investments.....................              407,719             (1,075,143)              52,325              25,458
                                             -----------------    -------------------    -----------------    ----------------
         Realized gain (loss)............              407,719               (705,573)              63,905              30,607
                                             -----------------    -------------------    -----------------    ----------------
      Change in unrealized gain (loss)
         on investments..................             (218,556)             1,053,330              255,278             125,911
                                             -----------------    -------------------    -----------------    ----------------
Net increase (decrease) in net assets
   resulting from operations.............    $         174,306    $           327,356    $         360,914    $        143,012
                                             =================    ===================    =================    ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 FTVIPT Franklin                           FTVIPT Templeton
  Small-Mid Cap        FTVIPT Mutual      Developing Markets     FTVIPT Templeton      FTVIPT Templeton
Growth Securities    Shares Securities        Securities        Foreign Securities    Growth Securities
    Subaccount           Subaccount           Subaccount            Subaccount            Subaccount       High Yield Bond
    (Class 2)            (Class 2)            (Class 2)             (Class 2)             (Class 2)             Trust
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------
$              --    $              --    $           96,731    $          305,934    $              --    $        10,527
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------

          190,210              125,942               153,562               421,545               28,564                971
           16,670               10,049                13,020                36,165                2,323                 77
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------
          206,880              135,991               166,582               457,710               30,887              1,048
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------
         (206,880)            (135,991)              (69,851)             (151,776)             (30,887)             9,479
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------

               --                   --                    --                    --                   --                839

          460,713            5,597,674               788,654             1,134,371              965,125             (4,952)
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------
          460,713            5,597,674               788,654             1,134,371              965,125             (4,113)
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------

          443,143           (4,095,506)            1,213,341             3,229,165             (539,071)            (2,088)
-----------------    -----------------    ------------------    ------------------    -----------------    ---------------

$         696,976    $       1,366,177    $        1,932,144    $        4,211,760    $         395,167    $         3,278
=================    =================    ==================    ==================    =================    ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               Janus Aspen           Janus Aspen              Janus Aspen          Janus Aspen
                                                 Balanced        Global Life Sciences     Global Technology      Mid Cap Growth
                                                Subaccount            Subaccount              Subaccount           Subaccount
                                             (Service Shares)      (Service Shares)        (Service Shares)     (Service Shares)
                                             ----------------    --------------------    -------------------    ----------------
Investment Income:
   Dividends ............................    $             --    $                 --    $                --    $             --
                                             ----------------    --------------------    -------------------    ----------------
Expenses:
   Insurance charges ....................               9,205                   1,242                  2,260              46,979
   Administrative fees ..................                 683                      92                    172               4,815
                                             ----------------    --------------------    -------------------    ----------------
      Total expenses ....................               9,888                   1,334                  2,432              51,794
                                             ----------------    --------------------    -------------------    ----------------
         Net investment income (loss) ...              (9,888)                 (1,334)                (2,432)            (51,794)
                                             ----------------    --------------------    -------------------    ----------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution ........                  --                      --                     --                  --
      Realized gain (loss) on sale of
         investments ....................             232,842                   4,970                  8,829              51,197
                                             ----------------    --------------------    -------------------    ----------------
         Realized gain (loss) ...........             232,842                   4,970                  8,829              51,197
                                             ----------------    --------------------    -------------------    ----------------
      Change in unrealized gain (loss)
         on investments .................            (180,176)                   (820)                (2,141)            339,522
                                             ----------------    --------------------    -------------------    ----------------
   Net increase (decrease) in net assets
      resulting from operations .........    $         42,778    $              2,816    $             4,256    $        338,925
                                             ================    ====================    ===================    ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

   Janus Aspen         Lazard           LMPIS              LMPIS               LMPVPV            LMPVPI
Worldwide Growth     Retirement       Dividend      Premier Selections    Small Cap Growth       All Cap
   Subaccount         Small Cap       Strategy        All Cap Growth        Opportunities      Subaccount
(Service Shares)     Subaccount      Subaccount         Subaccount           Subaccount         (Class I)
----------------    ------------    ------------    ------------------    ----------------    ------------
$          3,396    $         --    $     42,869    $               --    $             --    $    186,173
----------------    ------------    ------------    ------------------    ----------------    ------------

           4,738          55,889          40,423                46,801             112,252         239,868
             342           4,355           3,281                 4,096               9,420          22,476
----------------    ------------    ------------    ------------------    ----------------    ------------
           5,080          60,244          43,704                50,897             121,672         262,344
----------------    ------------    ------------    ------------------    ----------------    ------------
          (1,684)        (60,244)           (835)              (50,897)           (121,672)        (76,171)
----------------    ------------    ------------    ------------------    ----------------    ------------

              --         273,532              --                87,769             207,980         505,765

          18,927         382,731          76,776                71,858             281,925         842,535
----------------    ------------    ------------    ------------------    ----------------    ------------
          18,927         656,263          76,776               159,627             489,905       1,348,300
----------------    ------------    ------------    ------------------    ----------------    ------------

          14,561        (239,416)        242,312                24,179              (7,848)        924,957
----------------    ------------    ------------    ------------------    ----------------    ------------

$         31,804    $    356,603    $    318,253    $          132,909    $        360,385    $  2,197,086
================    ============    ============    ==================    ================    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               LMPVPI          LMPVPI            LMPVPI              LMPVPI
                                               AllCap         Investors     Large Cap Growth   Small Cap Growth
                                             Subaccount      Subaccount        Subaccount          Subaccount
                                             (Class II)       (Class I)         (Class I)          (Class I)
                                            ------------   --------------   ----------------   -----------------
Investment Income:
  Dividends..............................   $      1,273   $      168,425   $             --   $              --
                                            ------------   --------------   ----------------   -----------------
Expenses:
  Insurance charges......................          1,064          205,816              8,650             156,270
  Administrative fees....................             78           18,625                707              13,349
                                            ------------   --------------   ----------------   -----------------
    Total expenses.......................          1,142          224,441              9,357             169,619
                                            ------------   --------------   ----------------   -----------------
      Net investment income (loss).......            131          (56,016)            (9,357)           (169,619)
                                            ------------   --------------   ----------------   -----------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........          4,194          234,183                 --             255,299
    Realized gain (loss) on sale of
      investments........................            958        1,048,071             14,997             716,198
                                            ------------   --------------   ----------------   -----------------
      Realized gain (loss)...............          5,152        1,282,254             14,997             971,497
                                            ------------   --------------   ----------------   -----------------
    Change in unrealized gain (loss)
      on investments.....................          9,616          519,139             (5,062)           (221,122)
                                            ------------   --------------   ----------------   -----------------
  Net increase (decrease) in net assets
    resulting from operations ...........   $     14,899   $    1,745,377   $            578   $         580,756
                                            ============   ==============   ================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

    LMPVPI           LMPVPII             LMPVPII                                 LMPVPII             LMPVPII
Total Return    Aggressive Growth   Aggressive Growth       LMPVPII       Diversified Strategic   Equity Index
  Subaccount        Subaccount          Subaccount        Appreciation            Income           Subaccount
  (Class II)        (Class I)           (Class II)         Subaccount           Subaccount         (Class II)
-------------   -----------------   -----------------   ---------------   ---------------------   ------------
$     10,980    $              --   $              --   $       323,197   $             754,569   $    177,099
-------------   -----------------   -----------------   ---------------   ---------------------   ------------

        4,564              17,560              15,359           510,227                 214,273        228,458
          331               1,330               1,101            46,560                  20,120         20,513
-------------   -----------------   -----------------   ---------------   ---------------------   ------------
        4,895              18,890              16,460           556,787                 234,393        248,971
-------------   -----------------   -----------------   ---------------   ---------------------   ------------
        6,085             (18,890)            (16,460)         (233,590)                520,176        (71,872)
-------------   -----------------   -----------------   ---------------   ---------------------   ------------

       11,189                  --                  --           850,134                      --        166,715

          860              50,816              19,889         1,139,372                 (75,099)       382,578
-------------   -----------------   -----------------   ---------------   ---------------------   ------------
       12,049              50,816              19,889         1,989,506                 (75,099)       549,293
-------------   -----------------   -----------------   ---------------   ---------------------   ------------

        7,626              36,538              51,710         1,900,242                  (6,228)     1,185,120
-------------   -----------------   -----------------   ---------------   ---------------------   ------------

$      25,760   $          68,464   $          55,139   $     3,656,158   $             438,849   $  1,662,541
=============   =================   =================   ===============   =====================   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               LMPVPII          LMPVPII         LMPVPIII       LMPVPIII
                                             Fundamental      Growth and       Adjustable     Aggressive
                                                Value      Income Subaccount   Rate Income      Growth
                                              Subaccount       (Class I)       Subaccount     Subaccount
                                             -----------   -----------------   -----------   ------------
Investment Income:
   Dividends..............................   $   637,589   $             229   $   185,956   $         --
                                             -----------   -----------------   -----------   ------------
Expenses:
   Insurance charges......................       694,576               1,633        83,032      1,097,164
   Administrative fees....................        63,891                 123         6,649         98,866
                                             -----------   -----------------   -----------   ------------
      Total expenses......................       758,467               1,756        89,681      1,196,030
                                             -----------   -----------------   -----------   ------------
         Net investment income (loss).....      (120,878)             (1,527)       96,275     (1,196,030)
                                             -----------   -----------------   -----------   ------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution..........     1,623,325                 392            --         66,404
      Realized gain (loss) on sale of
         investments......................     1,362,030               8,352         5,351      2,680,831
                                             -----------   -----------------   -----------   ------------
         Realized gain (loss).............     2,985,355               8,744         5,351      2,747,235
                                             -----------   -----------------   -----------   ------------
      Change in unrealized gain (loss)
         on investments...................     2,921,782                  14       (13,717)     2,667,727
                                             -----------   -----------------   -----------   ------------
   Net increase (decrease) in net assets
      resulting from operations...........   $ 5,786,259   $           7,231   $    87,909   $  4,218,932
                                             ===========   =================   ===========   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                  LMPVPIII
  LMPVPIII     International        LMPVPIII           LMPVPIII        LMPVPIII       LMPVPIII
High Income    All Cap Growth   Large Cap Growth   Large Cap Value   Mid Cap Core   Money Market
 Subaccount      Subaccount        Subaccount        Subaccount       Subaccount     Subaccount
------------   --------------   ----------------   ---------------   ------------   ------------
$  1,562,757   $       55,286   $         33,900   $        95,304   $     80,461   $    695,621
------------   --------------   ----------------   ---------------   ------------   ------------

     390,718           39,136            380,123           110,564        249,467        255,745
      33,453            4,223             35,077            12,047         23,422         23,055
------------   --------------   ----------------   ---------------   ------------   ------------
     424,171           43,359            415,200           122,611        272,889        278,800
------------   --------------   ----------------   ---------------   ------------   ------------
   1,138,586           11,927           (381,300)          (27,307)      (192,428)       416,821
------------   --------------   ----------------   ---------------   ------------   ------------

          --           56,506                 --           140,210      1,836,858             --

     (71,849)         333,180            399,786           201,461        628,695             --
------------   --------------   ----------------   ---------------   ------------   ------------
     (71,849)         389,686            399,786           341,671      2,465,553             --
------------   --------------   ----------------   ---------------   ------------   ------------

     770,314          199,742            456,466           911,985       (405,031)            --
------------   --------------   ----------------   ---------------   ------------   ------------

$  1,837,051   $      601,355   $        474,952   $     1,226,349   $  1,868,094   $    416,821
============   ==============   ================   ===============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                          LMPVPIV               LMPVPIV
                                                                     Multiple Discipline        Multiple             LMPVPIV
                                                    LMPVPIV              Subaccount-           Discipline      Multiple Discipline
                                               Multiple Discipline        Balanced         Subaccount-Global       Subaccount-
                                                Subaccount-All Cap     All Cap Growth       All Cap Growth       Large Cap Growth
                                                Growth and Value          and Value            and Value            and Value
                                               -------------------   -------------------   -----------------   -------------------
Investment Income:
   Dividends................................   $           575,728   $         1,008,965   $         269,018   $            70,173
                                               -------------------   -------------------   -----------------   -------------------
Expenses:
   Insurance charges........................             1,944,285             1,385,957             436,256               184,178
   Administrative fees......................               152,525               109,108              34,895                14,693
                                               -------------------   -------------------   -----------------   -------------------
      Total expenses........................             2,096,810             1,495,065             471,151               198,871
                                               -------------------   -------------------   -----------------   -------------------
         Net investment income (loss).......            (1,521,082)             (486,100)           (202,133)             (128,698)
                                               -------------------   -------------------   -----------------   -------------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution............             4,383,535             1,922,702             598,023               231,167
      Realized gain (loss) on sale of
         investments........................             4,728,744             2,710,260             757,605               284,427
                                               -------------------   -------------------   -----------------   -------------------
         Realized gain (loss)...............             9,112,279             4,632,962           1,355,628               515,594
                                               -------------------   -------------------   -----------------   -------------------
      Change in unrealized gain (loss)
         on investments.....................             2,944,525             1,460,963           1,648,983               502,982
                                               -------------------   -------------------   -----------------   -------------------
   Net increase (decrease) in net assets
      resulting from operations.............   $        10,535,722   $         5,607,825   $       2,802,478   $           889,878
                                               ===================   ===================   =================   ===================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

Lord Abbett
 Growth and      Lord Abbett                     MIST Batterymarch   MIST BlackRock   MIST BlackRock
   Income       Mid-Cap Value                      Mid-Cap Stock       High Yield     Large-Cap Core
 Subaccount      Subaccount     Managed Assets      Subaccount         Subaccount       Subaccount
 (Class VC)      (Class VC)          Trust          (Class A)          (Class A)        (Class A)
------------   --------------   --------------   -----------------   --------------   --------------
$    146,828   $       79,177   $          441   $              --   $           --   $           --
------------   --------------   --------------   -----------------   --------------   --------------

     237,414          320,721              132              14,865           23,186           33,158
      18,319           25,633               11               1,193            1,779            3,094
------------   --------------   --------------   -----------------   --------------   --------------
     255,733          346,354              143              16,058           24,965           36,252
------------   --------------   --------------   -----------------   --------------   --------------
    (108,905)        (267,177)             298             (16,058)         (24,965)         (36,252)
------------   --------------   --------------   -----------------   --------------   --------------

     393,453        1,233,666              599                  --               --               --

     305,337          655,170            1,331             (16,603)           6,387            2,246
------------   --------------   --------------   -----------------   --------------   --------------
     698,790        1,888,836            1,930             (16,603)           6,387            2,246
------------   --------------   --------------   -----------------   --------------   --------------

   1,089,398          (81,363)            (303)            (40,608)         103,322          202,180
------------   --------------   --------------   -----------------   --------------   --------------

$  1,679,283   $    1,540,296   $        1,925   $         (73,269)  $       84,744   $      168,174
============   ==============   ==============   =================   ==============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                              MIST Dreman    MIST Harris                            MIST Legg Mason
                                               Small-Cap       Oakmark           MIST Janus        Partners Managed
                                                 Value      International   Capital Appreciation        Assets
                                              Subaccount     Subaccount         Subaccount            Subaccount
                                               (Class A)      (Class A)          (Class A)             (Class A)
                                              -----------   -------------   --------------------   ----------------
Investment Income:
   Dividends..............................    $     2,002   $          --   $                 --   $             --
                                              -----------   -------------   --------------------   ----------------
Expenses:
   Insurance charges......................          3,159          95,491                 13,243                233
   Administrative fees....................            246           8,007                  1,059                 20
                                              -----------   -------------   --------------------   ----------------
      Total expenses.......................         3,405         103,498                 14,302                253
                                              -----------   -------------   --------------------   ----------------
         Net investment income (loss)......        (1,403)       (103,498)               (14,302)              (253)
                                              -----------   -------------   --------------------   ----------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution...........         1,156              --                     --                 --
      Realized gain (loss) on sale of
         investments.......................         4,203          13,381                (12,518)                 3
                                              -----------   -------------   --------------------   ----------------
         Realized gain (loss)..............         5,359          13,381                (12,518)                 3
                                              -----------   -------------   --------------------   ----------------
      Change in unrealized gain (loss)
         on investments....................        32,831         881,906                 37,693              1,356
                                              -----------   -------------   --------------------   ----------------
   Net increase (decrease) in net assets
      resulting from operations............   $    36,787   $     791,789   $            10,873    $          1,106
                                              ===========   =============   ====================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 MIST Lord      MIST Lord       MIST Lord     MIST Met/AIM
Abbett Bond   Abbett Growth       Abbett        Capital        MIST Met/AIM     MIST MFS(R)
 Debenture     and Income     Mid-Cap Value   Appreciation   Small Cap Growth      Value
Subaccount     Subaccount      Subaccount      Subaccount       Subaccount      Subaccount
 (Class A)      (Class B)       (Class B)      (Class A)         (Class A)       (Class A)
-----------   -------------   -------------   ------------   ----------------   -----------
$        --   $          --   $          --   $      7,091   $             --   $    45,193
-----------   -------------   -------------   ------------   ----------------   -----------

     35,118         311,349           2,769         39,263              1,204        38,777
      2,643          25,447             224          4,057                 86         3,301
-----------   -------------   -------------   ------------   ----------------   -----------
     37,761         336,796           2,993         43,320              1,290        42,078
-----------   -------------   -------------   ------------   ----------------   -----------
    (37,761)       (336,796)         (2,993)       (36,229)            (1,290)        3,115
-----------   -------------   -------------   ------------   ----------------   -----------

        --               --              --        493,714              1,199       152,016

     16,032          56,857          11,197        (16,509)              (366)       22,782
-----------   -------------   -------------   ------------   ----------------   -----------
     16,032          56,857          11,197        477,205                833       174,798
-----------   -------------   -------------   ------------   ----------------   -----------

    135,881       1,965,891          20,403       (506,139)             4,057       178,067
-----------   -------------   -------------   ------------   ----------------   -----------

$   114,152   $   1,685,952   $      28,607   $    (65,163)  $          3,600   $   355,980
===========   =============   =============   ============   ================   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                               MIST Neuberger       MIST Oppenheimer    MIST Pioneer    MIST Pioneer
                                                Berman Real      Capital Appreciation       Fund       Mid-Cap Value
                                             Estate Subaccount        Subaccount         Subaccount      Subaccount
                                                 (Class A)             (Class B)          (Class A)      (Class A)
                                             -----------------   --------------------   ------------   -------------
Investment Income:
  Dividends ..............................   $              --   $                 --   $         --   $         363
                                             -----------------   --------------------   ------------   -------------
Expenses:
  Insurance charges ......................              49,059                  2,249         19,699           2,461
  Administrative fees ....................               3,834                    166          1,631             196
                                             -----------------   --------------------   ------------   -------------
    Total expenses .......................              52,893                  2,415         21,330           2,657
                                             -----------------   --------------------   ------------   -------------
      Net investment income (loss) .......             (52,893)                (2,415)       (21,330)         (2,294)
                                             -----------------   --------------------   ------------   -------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........                  --                     --             --           2,252
    Realized gain (loss) on sale of
      investments ........................              44,022                 (1,596)         4,911           1,689
                                             -----------------   --------------------   ------------   -------------
      Realized gain (loss) ...............              44,022                 (1,596)         4,911           3,941
                                             -----------------   --------------------   ------------   -------------
    Change in unrealized gain (loss)
      on investments .....................             738,972                 12,213        126,755           8,007
                                             -----------------   --------------------   ------------   -------------
  Net increase (decrease) in net assets
    resulting from operations ............   $         730,101   $              8,202   $    110,336   $       9,654
                                             =================   ====================   ============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  MIST Pioneer        MIST Third         MSF BlackRock    MSF BlackRock   MSF BlackRock   MSF BlackRock
Strategic Income   Avenue Small Cap       Aggressive       Bond Income     Bond Income     Money Market
   Subaccount      Value Subaccount   Growth Subaccount    Subaccount      Subaccount      Subaccount
    (Class A)          (Class B)           (Class D)        (Class A)       (Class E)       (Class A)
----------------   ----------------   -----------------   -------------   -------------   -------------
$        160,551   $             --   $              --   $          --   $          --   $      84,845
----------------   ----------------   -----------------   -------------   -------------   -------------
          34,576             52,056              54,639          27,037         169,775          35,171
           3,055              4,130               5,378           2,161          15,110           2,610
----------------   ----------------   -----------------   -------------   -------------   -------------
          37,631             56,186              60,017          29,198         184,885          37,781
----------------   ----------------   -----------------   -------------   -------------   -------------
         122,920            (56,186)            (60,017)        (29,198)       (184,885)         47,064
----------------   ----------------   -----------------   -------------   -------------   -------------

              --                 --                  --              --              --              --

           7,008            (17,086)            (70,733)          7,595          45,616              --
----------------   ----------------   -----------------   -------------   -------------   -------------
           7,008            (17,086)            (70,733)          7,595          45,616              --
----------------   ----------------   -----------------   -------------   -------------   -------------

         (25,204)           211,939             (54,438)         93,384         665,429              --
----------------   ----------------   -----------------   -------------   -------------   -------------

$        104,724   $        138,667   $        (185,188)  $      71,781   $     526,160   $      47,064
================   ================   =================   =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             MSF Capital
                                               Guardian      MSF FI         MSF FI           MSF MetLife
                                             U.S. Equity   Large Cap    Value Leaders   Aggressive Allocation
                                              Subaccount   Subaccount     Subaccount         Subaccount
                                              (Class A)     (Class A)      (Class D)          (Class B)
                                             -----------   ----------   -------------   ---------------------
Investment Income:
  Dividends ..............................   $        --   $       --   $          --   $                  --
                                             -----------   ----------   -------------   ---------------------
Expenses:
  Insurance charges ......................        20,743      119,036         167,150                  10,564
  Administrative fees ....................         2,199       12,325          14,736                     860
                                             -----------   ----------   -------------   ---------------------
    Total expenses .......................        22,942      131,361         181,886                  11,424
                                             -----------   ----------   -------------   ---------------------
      Net investment income (loss) .......       (22,942)    (131,361)       (181,886)                (11,424)
                                             -----------   ----------   -------------   ---------------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........            --           --              --                      --
    Realized gain (loss) on sale of
      investments ........................        (8,159)    (158,415)        (39,304)                  2,807
                                             -----------   ----------   -------------   ---------------------
      Realized gain (loss) ...............        (8,159)    (158,415)        (39,304)                  2,807
                                             -----------   ----------   -------------   ---------------------
    Change in unrealized gain (loss)
      on investments .....................        82,141      290,086         499,036                  57,444
                                             -----------   ----------   -------------   ---------------------
  Net increase (decrease) in net assets
    resulting from operations ............   $    51,040   $      310   $     277,846   $              48,827
                                             ===========   ==========   =============   =====================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                            MSF MetLife                   MSF MetLife
                          Conservative to   MSF MetLife   Moderate to
     MSF MetLife              Moderate        Moderate     Aggressive     MSF MFS(R)   MSF Oppenheimer
Conservative Allocation      Allocation      Allocation    Allocation   Total Return    Global Equity
      Subaccount             Subaccount      Subaccount    Subaccount    Subaccount       Subaccount
       (Class B)             (Class B)       (Class B)     (Class B)      (Class F)       (Class B)
-----------------------   ---------------   -----------   -----------   ------------   ---------------
$                    --   $            --   $        --   $        --   $         --   $            --
-----------------------   ---------------   -----------   -----------   ------------   ---------------

                  4,948             4,376        55,981        73,722        730,410            92,482
                    394               311         4,216         6,177         64,277             7,560
-----------------------   ---------------   -----------   -----------   ------------   ---------------
                  5,342             4,687        60,197        79,899        794,687           100,042
-----------------------   ---------------   -----------   -----------   ------------   ---------------
                 (5,342)           (4,687)      (60,197)      (79,899)      (794,687)         (100,042)
-----------------------   ---------------   -----------   -----------   ------------   ---------------

                     --                --            --            --             --                --

                    594            20,001        32,070         2,982        203,303           (27,183)
-----------------------   ---------------   -----------   -----------   ------------   ---------------
                    594            20,001        32,070         2,982        203,303           (27,183)
-----------------------   ---------------   -----------   -----------   ------------   ---------------

                 19,170             6,384       257,766       426,198      4,583,105           515,442
-----------------------   ---------------   -----------   -----------   ------------   ---------------

$                14,422   $        21,698   $   229,639   $   349,281   $  3,991,721   $       388,217
=======================   ===============   ===========   ===========   ============   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                             MSF T. Rowe     MSF Western        MSF Western
                                             Price Large   Asset Management   Asset Management
                                              Cap Growth    High Yield Bond    U.S. Government
                                              Subaccount      Subaccount         Subaccount      Money Market
                                              (Class B)       (Class A)          (Class A)        Portfolio
                                             -----------   ----------------   ----------------   ------------
Investment Income:
  Dividends ..............................   $        --   $             --   $             --   $     19,966
                                             -----------   ----------------   ----------------   ------------
Expenses:
  Insurance charges ......................        60,958              2,258                973          9,248
  Administrative fees ....................         6,561                178                 74            700
                                             -----------   ----------------   ----------------   ------------
    Total expenses .......................        67,519              2,436              1,047          9,948
                                             -----------   ----------------   ----------------   ------------
      Net investment income (loss) .......       (67,519)            (2,436)            (1,047)        10,018
                                             -----------   ----------------   ----------------   ------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........            --                 --                 --             --
    Realized gain (loss) on sale of
      investments ........................         3,140                319                 25             --
                                             -----------   ----------------   ----------------   ------------
      Realized gain (loss) ...............         3,140                319                 25             --
                                             -----------   ----------------   ----------------   ------------
    Change in unrealized gain (loss)
      on investments .....................       512,998             12,623              3,177             --
                                             -----------   ----------------   ----------------   ------------
  Net increase (decrease) in net assets
    resulting from operations ............   $   448,619   $         10,506   $          2,155   $     10,018
                                             ===========   ================   ================   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

  Oppenheimer
    Capital           Oppenheimer         Oppenheimer             PIMCO VIT               PIMCO VIT          Pioneer America
  Appreciation     Global Securities     Main Street/VA          Real Return             Total Return           Income VCT
 Subaccount/VA       Subaccount/VA         Subaccount             Subaccount              Subaccount            Subaccount
(Service Shares)    (Service Shares)    (Service Shares)   (Administrative Class)   (Administrative Class)      (Class II)
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------
$            286   $           3,495    $            591   $              576,291   $            2,615,775   $        12,327
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------

             971               2,650                 318                  244,450                1,039,885             5,567
              72                 200                  30                   20,508                   89,040               417
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------
           1,043               2,850                 348                  264,958                1,128,925             5,984
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------
            (757)                645                 243                  311,333                1,486,850             6,343
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------

              --              21,647                  --                  328,204                  298,302                --

          19,917              90,721               5,805                  (53,483)                (221,772)           (2,827)
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------
          19,917             112,368               5,805                  274,721                   76,530            (2,827)
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------

         (12,504)            (78,328)            (2,754)                 (760,282)                (539,275)             (712)
----------------   -----------------    ----------------   ----------------------   ----------------------   ---------------

$          6,656   $          34,685    $          3,294   $             (174,228)  $            1,024,105   $         2,804
================   =================    ================   ======================   ======================   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                Pioneer Cullen   Pioneer Emerging   Pioneer Equity
                                             Pioneer Balanced     Value VCT        Markets VCT        Income VCT
                                              VCT Subaccount      Subaccount        Subaccount        Subaccount
                                                (Class II)        (Class II)        (Class II)        (Class II)
                                             ----------------   --------------   ----------------   --------------
Investment Income:
  Dividends ..............................   $          4,193   $          315   $            605   $       20,509
                                             ----------------   --------------   ----------------   --------------
Expenses:
  Insurance charges ......................              3,951            4,105              4,355           18,222
  Administrative fees ....................                270              300                307            1,326
                                             ----------------   --------------   ----------------   --------------
    Total expenses .......................              4,221            4,405              4,662           19,548
                                             ----------------   --------------   ----------------   --------------
      Net investment income (loss) .......                (28)          (4,090)            (4,057)             961
                                             ----------------   --------------   ----------------   --------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution ...........             29,345               --             15,553           13,777
    Realized gain (loss) on sale of
      investments ........................             (5,884)             499             17,763           27,928
                                             ----------------   --------------   ----------------   --------------
      Realized gain (loss) ...............             23,461              499             33,316           41,705
                                             ----------------   --------------   ----------------   --------------
    Change in unrealized gain (loss)
      on investments .....................             (3,125)          32,448             30,345          114,865
                                             ----------------   --------------   ----------------   --------------
  Net increase (decrease) in net assets
    resulting from operations ............   $         20,308   $       28,857   $         59,604   $      157,531
                                             ================   ==============   ================   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                                   Pioneer Ibbotson
                                  Pioneer Global   Pioneer Growth   Pioneer High      Aggressive
Pioneer Europe    Pioneer Fund      High Yield       Shares VCT      Yield VCT      Allocation VCT
VCT Subaccount   VCT Subaccount   VCT Subaccount     Subaccount      Subaccount       Subaccount
  (Class II)       (Class II)       (Class II)       (Class II)      (Class II)       (Class II)
--------------   --------------   --------------   --------------   ------------   ----------------
$          463   $        6,301   $        3,621   $           --   $     55,686   $            564
--------------   --------------   --------------   --------------   ------------   ----------------

           358           11,860            1,058            1,011         20,410              4,907
            31              867               74               73          1,577                356
--------------   --------------   --------------   --------------   ------------   ----------------
           389           12,727            1,132            1,084         21,987              5,263
--------------   --------------   --------------   --------------   ------------   ----------------
            74           (6,426)           2,489           (1,084)        33,699             (4,699)
--------------   --------------   --------------   --------------   ------------   ----------------

            --               --              487               --         14,316              2,102

         9,684           15,612            1,050            1,142         (9,962)               329
--------------   --------------   --------------   --------------   ------------   ----------------
         9,684           15,612            1,537            1,142          4,354              2,431
--------------   --------------   --------------   --------------   ------------   ----------------

        (4,495)          62,459            1,313            7,286         23,395             44,836
--------------   --------------   --------------   --------------   ------------   ----------------

$        5,263   $       71,645   $        5,339   $        7,344   $     61,448   $         42,568
==============   ==============   ==============   ==============   ============   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                     Pioneer           Pioneer
                                             Pioneer Ibbotson   Ibbotson Moderate   International      Pioneer
                                            Growth Allocation     Allocation VCT      Value VCT     Mid Cap Value
                                              VCT Subaccount        Subaccount        Subaccount    VCT Subaccount
                                                (Class II)          (Class II)        (Class II)      (Class II)
                                            -----------------   -----------------   -------------   --------------
Investment Income:
   Dividends.............................   $           1,358   $           2,623   $         202   $           --
                                            -----------------   -----------------   -------------   --------------
Expenses:
   Insurance charges.....................              18,837              27,769           1,718            8,262
   Administrative fees...................               1,199               1,871             121              588
                                            -----------------   -----------------   -------------   --------------
      Total expenses.....................              20,036              29,640           1,839            8,850
                                            -----------------   -----------------   -------------   --------------
         Net investment income (loss)....             (18,678)            (27,017)         (1,637)          (8,850)
                                            -----------------   -----------------   -------------   --------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution.........               3,597               6,271              --          103,563
      Realized gain (loss) on sale of
         investments.....................                 657               1,723           4,920          (12,762)
                                            -----------------   -----------------   -------------   --------------
         Realized gain (loss)............               4,254               7,994           4,920           90,801
                                            -----------------   -----------------   -------------   --------------
      Change in unrealized gain (loss)
         on investments..................             102,995             169,297          10,384          (50,761)
                                            -----------------   -----------------   -------------   --------------
   Net increase (decrease) in net assets
      resulting from operations..........   $          88,571   $         150,274   $      13,667   $       31,190
                                            =================   =================   =============   ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                       Pioneer
Pioneer Oak Ridge    Real Estate    Pioneer Small and       Pioneer          Pioneer           Pioneer
Large Cap Growth     Shares VCT      Mid Cap Growth     Small Cap Value   Small Company    Strategic Income
 VCT Subaccount      Subaccount      VCT Subaccount      VCT Subaccount   VCT Subaccount    VCT Subaccount
   (Class II)        (Class II)        (Class II)          (Class II)       (Class II)        (Class II)
-----------------   -------------   -----------------   ---------------   --------------   ----------------
$             117   $       6,452   $              --   $             4   $           --   $         56,900
-----------------   -------------   -----------------   ---------------   --------------   ----------------

            7,895           5,412               1,574             4,805              382             22,642
              606             400                 126               359               31              1,662
-----------------   -------------   -----------------   ---------------   --------------   ----------------
            8,501           5,812               1,700             5,164              413             24,304
-----------------   -------------   -----------------   ---------------   --------------   ----------------
           (8,384)            640              (1,700)           (5,160)            (413)            32,596
-----------------   -------------   -----------------   ---------------   --------------   ----------------

            5,370          13,356                  --             7,276            1,765              5,090

           13,767           7,386                 274            18,242            2,393             (3,172)
-----------------   -------------   -----------------   ---------------   --------------   ----------------
           19,137          20,742                 274            25,518            4,158              1,918
-----------------   -------------   -----------------   ---------------   --------------   ----------------

           (7,191)         53,851               6,090            11,589             (874)             8,052
-----------------   -------------   -----------------   ---------------   --------------   ----------------

$           3,562   $      75,233   $           4,664   $        31,947   $        2,871   $         42,566
=================   =============   =================   ===============   ==============   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                               Putnam VT       Putnam VT
                                                               Discovery     International     Putnam VT
                                            Pioneer Value       Growth           Equity      Small Cap Value
                                            VCT Subaccount    Subaccount       Subaccount       Subaccount
                                              (Class II)      (Class IB)       (Class IB)      (Class IB)
                                            --------------   -------------   -------------   ---------------
Investment Income:
   Dividends.............................   $          964   $          --   $      23,542   $        28,466
                                            --------------   -------------   -------------   ---------------
Expenses:
   Insurance charges.....................            9,283           3,128          68,584           146,217
   Administrative fees...................              664             290           5,729            12,659
                                            --------------   -------------   -------------   ---------------
      Total expenses.....................            9,947           3,418          74,313           158,876
                                            --------------   -------------   -------------   ---------------
         Net investment income (loss)....           (8,983)         (3,418)        (50,771)         (130,410)
                                            --------------   -------------   -------------   ---------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution.........           24,028              --              --           871,639
      Realized gain (loss) on sale of
         investments.....................            1,476          25,245         297,767           516,439
                                            --------------   -------------   -------------   ---------------
         Realized gain (loss)............           25,504          25,245         297,767         1,388,078
                                            --------------   -------------   -------------   ---------------
      Change in unrealized gain (loss)
         on investments..................           36,553          (2,847)        602,908           (94,096)
                                            --------------   -------------   -------------   ---------------
   Net increase (decrease) in net assets
      resulting from operations..........   $       53,074   $      18,980   $     849,904   $     1,163,572
                                            ==============   =============   =============   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

 Travelers      Travelers       Travelers                      Travelers
AIM Capital    Convertible     Disciplined     Travelers       Federated        Travelers
Appreciation    Securities    Mid Cap Stock   Equity Income    High Yield    Federated Stock
 Subaccount     Subaccount      Subaccount      Subaccount     Subaccount       Subaccount
------------   ------------   -------------   -------------   ------------   ---------------
$         --   $     22,189   $       7,138   $     211,596   $    168,844   $         3,132
------------   ------------   -------------   -------------   ------------   ---------------

      20,791         16,625           7,986          87,259         13,593             1,167
       2,127          1,255             635           7,652          1,046                92
------------   ------------   -------------   -------------   ------------   ---------------
      22,918         17,880           8,621          94,911         14,639             1,259
------------   ------------   -------------   -------------   ------------   ---------------
     (22,918)         4,309          (1,483)        116,685        154,205             1,873
------------   ------------   -------------   -------------   ------------   ---------------

      23,220         34,758         212,961       1,615,716             --            25,921

     935,290        148,051         248,498       1,209,209         27,298            12,991
------------   ------------   -------------   -------------   ------------   ---------------
     958,510        182,809         461,459       2,824,925         27,298            38,912
------------   ------------   -------------   -------------   ------------   ---------------

    (660,877)       (25,484)       (346,366)     (2,163,431)      (128,184)          (34,474)
------------   ------------   -------------   -------------   ------------   ---------------

$    274,715   $    161,634   $     113,610   $     778,179   $     53,319   $         6,311
============   ============   =============   =============   ============   ===============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                            Travelers Managed   Travelers Managed    Travelers Managed
                                             Travelers     Allocation Series:   Allocation Series:   Allocation Series:
                                             Large Cap         Aggressive          Conservative           Moderate
                                             Subaccount        Subaccount           Subaccount           Subaccount
                                            ------------   ------------------   ------------------   ------------------
Investment Income:
   Dividends.............................   $     28,354   $           13,029   $           29,817   $           71,753
                                            ------------   ------------------   ------------------   ------------------
Expenses:
   Insurance charges.....................         31,815                3,951                4,637               15,468
   Administrative fees...................          3,211                  308                  335                1,202
                                            ------------   ------------------   ------------------   ------------------
      Total expenses.....................         35,026                4,259                4,972               16,670
                                            ------------   ------------------   ------------------   ------------------
        Net investment income (loss)....          (6,672)               8,770               24,845               55,083
                                            ------------   ------------------   ------------------   ------------------
Realized Gain (Loss) and Unrealized
   Gain (Loss) on Investments:
      Realized gain distribution.........        346,979              107,288               17,879              194,066
      Realized gain (loss) on sale of
         investments.....................        314,138              (61,098)             (44,043)            (133,822)
                                            ------------   ------------------   ------------------   ------------------
         Realized gain (loss)............        661,117               46,190              (26,164)              60,244
                                            ------------   ------------------   ------------------   ------------------
      Change in unrealized gain (loss)
         on investments..................       (451,173)             (20,458)              (1,511)             (36,423)
                                            ------------   ------------------   ------------------   ------------------
   Net increase (decrease) in net assets
      resulting from operations..........   $    203,272   $           34,502   $           (2,830)  $           78,904
                                            ============   ==================   ==================   ==================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                        Travelers Managed
  Travelers Managed    Allocation Series:
Allocation Series:          Moderate-          Travelers     Travelers Mercury   Travelers MFS(R)   Travelers MFS(R)
 Moderate-Aggressive      Conservative      Managed Income     Large Cap Core     Mid Cap Growth      Total Return
     Subaccount            Subaccount         Subaccount         Subaccount         Subaccount         Subaccount
--------------------   ------------------   --------------   -----------------   ----------------   ----------------
$            121,448   $            2,176   $      333,447   $           6,763   $             --   $        869,399
--------------------   ------------------   --------------   -----------------   ----------------   ----------------

              31,815                  404           87,954              16,528             30,076            368,967
               2,631                   29            7,813               1,526              2,972             32,415
--------------------   ------------------   --------------   -----------------   ----------------   ----------------
              34,446                  433           95,767              18,054             33,048            401,382
--------------------   ------------------   --------------   -----------------   ----------------   ----------------
              87,002                1,743          237,680             (11,291)           (33,048)           468,017
--------------------   ------------------   --------------   -----------------   ----------------   ----------------

             524,258                3,879               --              98,753            332,464            943,659

            (123,888)              (4,114)      (1,457,058)            290,212            610,732          2,423,854
--------------------   ------------------   --------------   -----------------   ----------------   ----------------
             400,370                 (235)      (1,457,058)            388,965            943,196          3,367,513
--------------------   ------------------   --------------   -----------------   ----------------   ----------------

            (265,421)                (526)       1,056,855            (193,353)          (565,518)        (1,743,876)
--------------------   ------------------   --------------   -----------------   ----------------   ----------------

$            221,951   $              982   $     (162,523)  $         184,321   $        344,630   $      2,091,654
====================   ==================   ==============   =================   ================   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                   Travelers Mondrian                       Travelers Pioneer
                                             Travelers MFS(R)     International Stock   Travelers Pioneer     Mid Cap Value
                                             Value Subaccount         Subaccount         Fund Subaccount       Subaccount
                                            ------------------   --------------------   -----------------   -----------------
Investment Income:
  Dividends..............................   $               --   $            269,089   $          17,184   $               2
                                            ------------------   --------------------   -----------------   -----------------
Expenses:
  Insurance charges......................               15,236                 43,032               9,788                 755
  Administrative fees....................                1,286                  3,498                 805                  56
                                            ------------------   --------------------   -----------------   -----------------
    Total expenses.......................               16,522                 46,530              10,593                 811
                                            ------------------   --------------------   -----------------   -----------------
      Net investment income (loss).......              (16,522)               222,559               6,591                (809)
                                            ------------------   --------------------   -----------------   -----------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........               16,436                302,511                  --                  --
    Realized gain (loss) on sale of
      investments........................              176,794              1,759,917             306,336               7,450
                                            ------------------   --------------------   -----------------   -----------------
      Realized gain (loss)...............              193,230              2,062,428             306,336               7,450
                                            ------------------   --------------------   -----------------   -----------------
    Change in unrealized gain (loss)
      on investments.....................               23,188             (1,289,746)           (217,572)               (834)
                                            ------------------   --------------------   -----------------   -----------------
  Net increase (decrease) in net assets
    resulting from operations............   $          199,896   $            995,241   $          95,355   $           5,807
                                            ==================   ====================   =================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                               Travelers Style      Travelers Style         Travelers
Travelers Pioneer                                                Focus Series:        Focus Series:      U.S. Government
Strategic Income    Travelers Quality   Travelers Strategic    Small Cap Growth     Small Cap Value         Securities
   Subaccount        Bond Subaccount     Equity Subaccount        Subaccount           Subaccount           Subaccount
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------
$              --   $         137,147   $            28,872   $                3   $                6   $           4,352
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------

           11,721              13,557                36,288                  272                  404                 467
            1,018               1,096                 3,869                   20                   29                  33
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------
           12,739              14,653                40,157                  292                  433                 500
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------
          (12,739)            122,494               (11,285)                (289)                (427)              3,852
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------

               --                  --               316,552                1,006                  277               1,059

              802            (174,627)           (2,002,731)               6,350                6,837              (5,376)
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------
              802            (174,627)           (1,686,179)               7,356                7,114              (4,317)
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------

           30,504              28,814             2,040,417               (1,507)                (351)             (2,132)
-----------------   -----------------   -------------------   ------------------   ------------------   -----------------

$          18,567   $         (23,319)  $           342,953   $            5,560   $            6,336   $          (2,597)
=================   =================   ===================   ==================   ==================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Continued)
                      For the year ended December 31, 2006

                                                                 Van Kampen LIT   Van Kampen LIT    Van Kampen LIT
                                              Travelers Van         Comstock        Enterprise     Strategic Growth
                                             Kampen Enterprise     Subaccount       Subaccount        Subaccount
                                                 Subaccount        (Class II)       (Class II)         (Class I)
                                            ------------------   --------------   --------------   ----------------
Investment Income:
  Dividends..............................   $              768   $       60,213   $          193   $             --
                                            ------------------   --------------   --------------   ----------------
Expenses:
  Insurance charges......................               11,211           89,110            1,969             86,019
  Administrative fees....................                1,192            6,684              156              9,052
                                            ------------------   --------------   --------------   ----------------
    Total expenses.......................               12,403           95,794            2,125             95,071
                                            ------------------   --------------   --------------   ----------------
      Net investment income (loss).......              (11,635)         (35,581)          (1,932)           (95,071)
                                            ------------------   --------------   --------------   ----------------
Realized Gain (Loss) and Unrealized
  Gain (Loss) on Investments:
    Realized gain distribution...........               62,626          279,949               --                 --
    Realized gain (loss) on sale of
      investments........................           (1,015,106)         197,083           12,517           (444,956)
                                            ------------------   --------------   --------------   ----------------
      Realized gain (loss)...............             (952,480)         477,032           12,517           (444,956)
                                            ------------------   --------------   --------------   ----------------
    Change in unrealized gain (loss)
      on investments.....................            1,057,290          114,419           (5,863)           603,745
                                            ------------------   --------------   --------------   ----------------
  Net increase (decrease) in net assets
    resulting from operations............   $           93,175   $      555,870   $        4,722   $         63,718
                                            ==================   ==============   ==============   ================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                     STATEMENT OF OPERATIONS -- (Concluded)
                      For the year ended December 31, 2006

                                                VIP Dynamic
 VIP Contrafund(R)     VIP Contrafund(R)   Capital Appreciation      VIP Mid Cap
    Subaccount            Subaccount           Subaccount             Subaccount
 (Service Class 2)      (Service Class)      (Service Class 2)    (Service Class 2)
-------------------   ------------------   --------------------   -----------------
 $           38,611   $          181,594   $                924   $          37,274
-------------------   ------------------   --------------------   -----------------

             75,719              275,529                  8,481             380,712
              5,766               24,448                    689              31,556
-------------------   ------------------   --------------------   -----------------
             81,485              299,977                  9,170             412,268
-------------------   ------------------   --------------------   -----------------
            (42,874)            (118,383)                (8,246)           (374,994)
-------------------   ------------------   --------------------   -----------------

            327,816            1,344,501                 10,922           2,485,304

            188,793              859,966                 46,232             871,390
-------------------   ------------------   --------------------   -----------------
            516,609            2,204,467                 57,154           3,356,694
-------------------   ------------------   --------------------   -----------------

           (138,587)            (628,558)                (8,391)         (1,015,027)
-------------------   ------------------   --------------------   -----------------
 $          335,148   $        1,457,526   $             40,517   $       1,966,673
===================   ==================   ====================   =================

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

                       STATEMENTS OF CHANGES IN NET ASSETS
                 For the years ended December 31, 2006 and 2005

                                              AIM V.I. Capital                                    AIM V.I. Mid Cap
                                          Appreciation Subaccount    AIM V.I. Core Equity          Core Equity
                                                (Series II)          Subaccount (Series I)    Subaccount (Series II)
                                          -----------------------   ----------------------   -----------------------
                                              2006        2005         2006        2005         2006         2005
                                          ----------   ----------   ---------   ----------   ----------   ----------
Operations:
   Net investment income (loss)........   $   (8,622)  $   (5,049)  $  (4,919)  $       --   $   (4,893)  $   (5,410)
   Realized gain (loss)................        2,844          900       2,698           --       36,133       10,089
   Change in unrealized gain (loss)
      on investments...................       30,048       21,344      62,150           --       (4,255)       9,674
                                          ----------   ----------   ---------   ----------   ----------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations....................       24,270       17,195      59,929           --       26,985       14,353
                                          ----------   ----------   ---------   ----------   ----------   ----------
Unit Transactions:
   Participant purchase payments.......      259,957       52,978          --           --       15,090       13,031
   Participant transfers from other
      funding options..................        8,475       47,066     882,302           --        6,879       31,997
   Growth rate intra-fund
      transfers in.....................                        --          --           --           --           --
   Administrative charges..............          (42)         (50)       (146)          --          (34)         (37)
   Contract surrenders.................       (2,823)      (7,964)   (148,302)          --       (7,355)      (3,143)
   Participant transfers to other
      funding options..................      (22,696)      (1,850)         --           --       (5,558)      (4,028)
   Growth rate intra-fund
      transfers out....................           --           --          --           --           --           --
   Other receipts/(payments)...........           --       (9,284)     (1,141)          --           --           --
                                          ----------   ----------   ---------   ----------   ----------   ----------
      Net increase (decrease) in
         net assets resulting from
         unit transactions.............      242,871       80,896     732,713           --        9,022       37,820
                                          ----------   ----------   ---------   ----------   ----------   ----------
      Net increase (decrease) in
         net assets....................      267,141       98,091     792,642           --       36,007       52,173
Net Assets:
   Beginning of year...................      274,783      176,692          --           --      309,862      257,689
                                          ----------   ----------   ---------   ----------   ----------   ----------
   End of year.........................   $  541,924   $  274,783   $ 792,642   $       --   $  345,869   $  309,862
                                          ==========   ==========   =========   ==========   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                AllianceBernstein           AllianceBernstein            American Funds
 AIM V.I. Premier Equity        Growth and Income           Large-Cap Growth             Global Growth
  Subaccount (Series I)        Subaccount (Class B)        Subaccount (Class B)       Subaccount (Class 2)
------------------------   -------------------------   -------------------------   --------------------------
  2006          2005           2006          2005         2006          2005           2006          2005
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
$    3,017   $   (11,239)  $   (34,658)  $   (34,784)  $   (35,538)  $  (103,245)  $   (363,454)  $  (364,121)
   232,923        42,550     1,291,243       105,038    (1,253,937)     (404,259)     1,003,460       438,292

  (184,050)        2,849    (1,027,162)       67,643     1,252,703     1,321,518      5,889,605     3,746,005
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------

    51,890        34,160       229,423       137,897       (36,772)      814,014      6,529,611     3,820,176
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------

         1           467       219,312       165,084           627        25,673        480,318     1,095,594

       395         1,736       109,655       486,882       129,241       162,976      5,102,214     4,241,928

        --            --            --            --            --            --             --         6,564
        (7)         (155)           (8)         (655)          (32)       (2,000)        (3,582)       (3,390)
  (249,398)     (243,934)     (203,818)     (302,156)     (309,982)     (488,720)    (3,329,749)   (1,836,782)

  (880,407)      (34,375)   (5,533,072)     (124,725)   (6,817,489)     (506,276)    (1,458,267)   (1,776,254)

        --            --            --            --            --            --             --        (6,564)
        --         3,926            24      (115,787)         (656)      (67,014)      (326,625)     (124,804)
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------

(1,129,416)     (272,335)   (5,407,907)      108,643    (6,998,291)     (875,361)       464,309     1,596,292
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------

(1,077,526)     (238,175)   (5,178,484)      246,540    (7,035,063)      (61,347)     6,993,920     5,416,468

 1,077,526     1,315,701     5,178,484     4,931,944     7,035,063     7,096,410     35,141,615    29,725,147
----------   -----------   -----------   -----------   -----------   -----------   ------------   -----------
$       --   $ 1,077,526   $        --   $ 5,178,484   $        --   $ 7,035,063   $ 42,135,535   $35,141,615
==========   ===========   ===========   ===========   ===========   ===========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                 American Funds
                                              American Funds Growth               Growth-Income
                                              Subaccount (Class 2)             Subaccount (Class 2)       Capital Appreciation Fund
                                          -----------------------------   -----------------------------   --------------------------
                                               2006            2005           2006            2005           2006          2005
                                          -------------   -------------   -------------   -------------   -----------   -----------
Operations:
   Net investment income (loss)........   $  (1,135,438)  $  (1,077,501)  $    (360,913)  $    (536,059)  $    (7,035)  $   (14,758)
   Realized gain (loss)................       3,648,262         718,075       5,470,182       1,423,074       234,891        35,175
   Change in unrealized gain (loss)
      on investments...................       5,573,900      12,910,809       7,672,065       2,988,898      (235,499)      103,427
                                          -------------   -------------   -------------   -------------   -----------   -----------
      Net increase (decrease) in
         net assets resulting from
         operations....................       8,086,724      12,551,383      12,781,334       3,875,913        (7,643)      123,844
                                          -------------   -------------   -------------   -------------   -----------   -----------
Unit Transactions:
   Participant purchase payments.......         918,249       3,411,245         613,757       3,067,408       112,836       171,706
   Participant transfers from other
      funding options..................      11,433,092       9,561,529       8,995,160       7,836,273       226,581       319,102
   Growth rate intra-fund
      transfers in.....................              --           1,078              --           8,361            --            --
   Administrative charges..............         (10,351)        (10,401)        (11,200)        (12,118)           (4)         (208)
   Contract surrenders.................     (11,542,582)     (4,417,593)    (12,339,126)     (4,463,631)     (122,976)     (116,091)
   Participant transfers to other
      funding options..................      (5,095,958)     (3,228,739)     (3,840,677)     (3,705,850)   (1,200,837)      (30,422)
   Growth rate intra-fund
      transfers out....................              --          (1,078)             --          (8,362)           --            --
   Other receipts/(payments)...........        (422,134)       (698,478)     (1,253,586)       (758,619)           --          (146)
                                          -------------   -------------   -------------   -------------   -----------   -----------
      Net increase (decrease) in net
         assets resulting from unit
         transactions..................      (4,719,684)      4,617,563      (7,835,672)      1,963,462      (984,400)      343,941
                                          -------------   -------------   -------------   -------------   -----------   -----------
      Net increase (decrease) in
         net assets....................       3,367,040      17,168,946       4,945,662       5,839,375      (992,043)      467,785
Net Assets:
   Beginning of year...................     101,605,641      84,436,695     101,734,768      95,895,393       992,043       524,258
                                          -------------   -------------   -------------   -------------   -----------   -----------
   End of year.........................   $ 104,972,681   $ 101,605,641   $ 106,680,430   $ 101,734,768   $        --   $   992,043
                                          =============   =============   =============   =============   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 Credit Suisse Trust        Delaware VIP REIT             Dreyfus VIF           Dreyfus VIF Developing
     Emerging                  Subaccount           Appreciation Subaccount       Leaders Subaccount
 Markets Subaccount         (Standard Class)            (Initial Shares)           (Initial Shares)
---------------------   -------------------------   -----------------------   -------------------------
   2006        2005         2006          2005        2006           2005         2006          2005
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------
$  (1,390)  $  (1,421)  $    44,442   $    (5,859)  $  (3,062)  $   (10,612)  $   (20,727)  $   (31,410)
   11,988      39,773       812,701       272,251      11,074         2,978       191,912        63,362

   15,252      (7,402)     (629,140)     (140,561)     62,580        18,890      (154,209)       24,890
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------

   25,850      30,950       228,003       125,831      70,592        11,256        16,976        56,842
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------

       34          36        70,789       254,701      19,598        32,520         7,656        31,866

    1,081         378       475,107       402,826      11,796        12,530        16,984        18,476

       --          --            --            --          --            --            --            --
      (45)        (42)           --          (553)       (143)         (147)         (231)         (262)
  (17,708)    (83,785)      (66,085)     (136,809)    (42,718)       (7,234)     (284,201)     (100,826)

     (113)       (106)   (3,612,822)     (406,220)    (18,486)       (7,063)      (86,674)     (148,097)

       --          --            --            --          --            --            --            --
       --          --            --       (30,964)         --            --       (11,827)           --
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------

  (16,751)    (83,519)   (3,133,011)       82,981     (29,953)       30,606      (358,293)     (198,843)
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------

    9,099     (52,569)   (2,905,008)      208,812      40,639        41,862      (341,317)     (142,001)

   97,224     149,793     2,905,008     2,696,196     524,244       482,382     1,496,696     1,638,697
---------   ---------   -----------   -----------   ---------   -----------   -----------   -----------
$ 106,323   $  97,224   $        --   $ 2,905,008   $ 564,883   $   524,244   $ 1,155,379   $ 1,496,696
=========   =========   ===========   ===========   =========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           FAMVS Mercury Global        FAMVS Mercury Value         FTVIPT Franklin
                                              Allocation V.I.          Opportunities V.I.         Income Securities
                                          Subaccount (Class III)     Subaccount (Class III)     Subaccount (Class 2)
                                        -------------------------   -----------------------   ------------------------
                                            2006         2005          2006         2005         2006         2005
                                        -----------   -----------   ----------   ----------   ----------   -----------
Operations:
  Net investment income (loss) .......  $   (14,857)  $     7,952   $  (20,401)  $  (26,447)  $   41,731   $      (817)
  Realized gain (loss) ...............      407,719        15,916     (705,573)   1,048,866       63,905           244
  Change in unrealized gain (loss)
    on investments ...................     (218,556)      128,776    1,053,330     (809,931)     255,278       (12,621)
                                        -----------   -----------   ----------   ----------   ----------   -----------
    Net increase (decrease) in
      net assets resulting from
      operations .....................      174,306       152,644      327,356      212,488      360,914       (13,194)
                                        -----------   -----------   ----------   ----------   ----------   -----------
Unit Transactions:
  Participant purchase payments ......        2,858       269,108       58,491      173,680      208,212       114,704
  Participant transfers from other
    funding options ..................       49,652       400,382      557,736    1,141,442    3,317,566     1,193,847
  Growth rate intra-fund
    transfers in .....................           --            --           --           --           --            --
  Administrative charges .............          (16)         (150)          --          (89)        (265)          (52)
  Contract surrenders ................      (16,628)      (79,551)     (12,954)     (17,205)    (814,109)      (13,158)
  Participant transfers to other
    funding options ..................   (2,232,983)      (35,860)  (3,672,285)    (207,095)    (825,128)     (116,499)
  Growth rate intra-fund
    transfers out ....................           --            --           --           --           --            --
  Other receipts/(payments) ..........           --       (95,366)          --           --           --            --
                                        -----------   -----------   ----------   ----------   ----------   -----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............   (2,197,117)      458,563   (3,069,012)   1,090,733    1,886,276     1,178,842
                                        -----------   -----------   ----------   ----------   ----------   -----------
    Net increase (decrease) in
      net assets .....................   (2,022,811)      611,207   (2,741,656)   1,303,221    2,247,190     1,165,648
Net Assets:
  Beginning of year ..................    2,022,811     1,411,604    2,741,656    1,438,435    1,165,648            --
                                        -----------   -----------   ----------   ----------   ----------   -----------
  End of year ........................  $        --   $ 2,022,811   $       --   $2,741,656   $3,412,838   $ 1,165,648
                                        ===========   ===========   ==========   ==========   ==========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 FTVIPT Franklin Rising     FTVIPT Franklin Small-       FTVIPT Mutual Shares      FTVIPT Templeton Developing
  Dividends Securities    Mid Cap Growth Securities     Securities Subaccount          Markets Securities
  Subaccount (Class 2)       Subaccount (Class 2)              (Class 2)              Subaccount (Class 2)
-----------------------   -------------------------   --------------------------   ---------------------------
   2006         2005          2006          2005          2006           2005          2006          2005
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------
$  (13,506)  $   (9,426)  $  (206,880)  $  (217,768)  $   (135,991)  $  (202,641)  $    (69,851)  $    (39,819)
    30,607        5,882       460,713       181,627      5,597,674       294,809        788,654         207,114

   125,911       25,792       443,143       323,752     (4,095,506)    1,440,668      1,213,341      1,105,745
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------

   143,012       22,248       696,976       287,611      1,366,177     1,532,836      1,932,144      1,273,040
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------

    69,244      512,592        78,955       159,588         54,946     1,014,266        160,952        336,576

    45,550       80,473       374,956       275,427        935,411     3,162,621      2,895,035      3,975,409

        --           --            --            --             --            --             --             --
       (84)         (92)       (1,474)       (1,624)            (9)       (2,138)          (830)          (613)
  (138,033)      (8,947)   (1,351,120)     (606,890)      (391,049)   (1,045,405)    (1,198,073)      (309,989)

   (67,189)      (1,484)   (1,166,689)   (1,302,617)   (21,838,182)     (752,291)    (2,209,542)    (1,509,099)

        --           --            --            --             --            --             --             --
        --       (9,356)      (40,478)     (103,223)       (15,568)     (216,400)           (39)            --
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------

   (90,512)     573,186    (2,105,850)   (1,579,339)   (21,254,451)    2,160,653       (352,497)     2,492,284
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------

    52,500      595,434    (1,408,874)   (1,291,728)   (19,888,274)    3,693,489      1,579,647      3,765,324

 1,027,630      432,196    11,530,593    12,822,321     19,888,274    16,194,785      7,539,757      3,774,433
----------   ----------   -----------   -----------   ------------   -----------   ------------   ------------
$1,080,130   $1,027,630   $10,121,719   $11,530,593   $         --   $19,888,274   $  9,119,404   $  7,539,757
==========   ==========   ===========   ===========   ============   ===========   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             FTVIPT Templeton           FTVIPT Templeton
                                            Foreign Securities          Growth Securities
                                           Subaccount (Class 2)       Subaccount (Class 2)     High Yield Bond Trust
                                        -------------------------   ------------------------   ----------------------
                                            2006         2005           2006         2005         2006         2005
                                        -----------   -----------   -----------   ----------   ----------   ---------
Operations:
  Net investment income (loss) .......  $  (151,776)  $  (146,420)  $   (30,887)  $  (32,289)  $    9,479   $  (3,005)
  Realized gain (loss) ...............    1,134,371       273,488       965,125       56,354       (4,113)       (298)
  Change in unrealized gain (loss)
    on investments ...................    3,229,165     1,593,414      (539,071)     240,453       (2,088)      3,327
                                        -----------   -----------   -----------   ----------   ----------   ---------
    Net increase (decrease) in
      net assets resulting from
      operations .....................    4,211,760     1,720,482       395,167      264,518        3,278          24
                                        -----------   -----------   -----------   ----------   ----------   ---------
Unit Transactions:
  Participant purchase payments ......      387,839     1,255,876       153,087      814,241        8,619      61,744
  Participant transfers from other
    funding options ..................    2,939,165     3,158,656       502,913    1,743,463        2,878      64,004
  Growth rate intra-fund
    transfers in .....................           --        10,222            --           --           --          --
  Administrative charges .............       (2,275)       (2,100)           (3)        (494)          --         (23)
  Contract surrenders ................   (3,474,323)   (1,207,006)      (67,907)    (299,577)          --        (950)
  Participant transfers to other
    funding options ..................   (1,243,089)     (777,126)   (5,369,251)    (418,897)    (163,653)    (50,454)
  Growth rate intra-fund
    transfers out ....................           --       (10,222)           --           --           --          --
  Other receipts/(payments)...........     (240,055)     (170,623)           --         (242)          --          --
                                        -----------   -----------   -----------   ----------   ----------   ---------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............   (1,632,738)    2,257,677    (4,781,161)   1,838,494     (152,156)     74,321
                                        -----------   -----------   -----------   ----------   ----------   ---------
    Net increase (decrease) in
      net assets .....................    2,579,022     3,978,159    (4,385,994)   2,103,012     (148,878)     74,345
Net Assets:
  Beginning of year ..................   22,314,332    18,336,173     4,385,994    2,282,982      148,878      74,533
                                        -----------   -----------   -----------   ----------   ----------   ---------
  End of year ........................  $24,893,354   $22,314,332   $        --   $4,385,994   $       --   $ 148,878
                                        ===========   ===========   ===========   ==========   ==========   =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Janus Aspen Balanced       Janus Aspen Global Life   Janus Aspen Global Technology      Janus Aspen Mid Cap
        Subaccount              Sciences Subaccount              Subaccount                 Growth Subaccount
     (Service Shares)            (Service Shares)             (Service Shares)              (Service Shares)
---------------------------   -----------------------   -----------------------------   ------------------------
    2006           2005          2006         2005          2006            2005            2006         2005
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------
$     (9,888)  $     (1,137)  $   (1,334)  $   (1,279)  $      (2,432)  $      (2,525)  $   (51,794)  $  (50,615)
     232,842          9,996        4,970          958           8,829           5,109        51,197      (35,281)

    (180,176)        62,917         (820)       5,990          (2,141)          4,953       339,522      386,026
 -----------   ------------  -----------   ----------   -------------  --------------   -----------  -----------

      42,778         71,776        2,816        5,669           4,256           7,537       338,925      300,130
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------

          --         51,649          284           36           1,234           9,486        10,076      167,061

       1,606         12,378          893           38          25,319             130        83,211       53,069

          --             --           --           --              --              --            --           --
          --           (152)         (38)         (35)            (69)            (71)         (861)        (975)
     (11,578)       (48,180)     (12,525)         (44)        (15,981)         (1,254)     (407,241)    (226,151)

  (1,414,806)        (3,422)        (519)      (2,410)        (36,134)        (76,431)      (93,622)    (146,378)

          --             --           --           --              --              --            --           --
          --        (22,618)          --           --              --              --      (144,559)     (21,691)
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------

  (1,424,778)       (10,345)     (11,905)      (2,415)        (25,631)        (68,140)     (552,996)    (175,065)
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------

  (1,382,000)        61,431       (9,089)       3,254         (21,375)        (60,603)     (214,071)     125,065

   1,382,000      1,320,569       61,130       57,876         123,204         183,807     3,332,960    3,207,895
------------   ------------   ----------   ----------   -------------   -------------   -----------   ----------
$         --   $  1,382,000   $   52,041   $   61,130   $     101,829   $     123,204   $ 3,118,889   $3,332,960
============   ============   ==========   ==========   =============   =============   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                        Janus Aspen Worldwide
                                          Growth Subaccount     Lazard Retirement Small Cap   LMPIS Dividend Strategy
                                          (Service Shares)              Subaccount                  Subaccount
                                        ---------------------   ---------------------------   -----------------------
                                           2006        2005         2006           2005          2006         2005
                                        ---------   ---------   ------------   ------------   ----------   ----------
Operations:
  Net investment income (loss) .......  $  (1,684)  $  (2,522)  $    (60,244)  $    (63,722)  $     (835)  $   (2,005)
  Realized gain (loss) ...............     18,927       3,447        656,263        276,487       76,776       29,095
  Change in unrealized gain (loss)
    on investments ...................     14,561       6,949       (239,416)      (144,288)     242,312      (82,373)
                                        ---------   ---------   ------------   ------------   ----------   ----------
    Net increase (decrease) in
      net assets resulting from
      operations .....................     31,804       7,874        356,603         68,477      318,253      (55,283)
                                        ---------   ---------   ------------   ------------   ----------   ----------
Unit Transactions:
  Participant purchase payments ......        100       7,906         80,158        268,095       50,000       61,281
  Participant transfers from other
    funding options ..................         33       3,156        440,170        510,927       16,400       91,614
  Growth rate intra-fund
    transfers in .....................         --          --             --             --           --           --
  Administrative charges .............        (53)        (40)          (484)          (490)        (454)        (480)
  Contract surrenders ................    (53,004)    (11,755)      (259,548)      (182,894)    (218,128)    (117,653)
  Participant transfers to other
    funding options ..................    (24,661)    (24,130)    (3,770,510)      (288,347)    (273,691)    (223,275)
  Growth rate intra-fund
    transfers out ....................         --          --             --             --           --           --
  Other receipts/(payments) ..........    (19,711)         --        (37,302)       (30,043)     (76,754)    (146,693)
                                        ---------   ---------   ------------   ------------   ----------   ----------
    Net increase (decrease) in
      net assets resulting from
      unit transactions ..............    (97,296)    (24,863)    (3,547,516)       277,248     (502,627)    (335,206)
                                        ---------   ---------   ------------   ------------   ----------   ----------
    Net increase (decrease) in
      net assets .....................    (65,492)    (16,989)    (3,190,913)       345,725     (184,374)    (390,489)
Net Assets:
  Beginning of year ..................    262,923     279,912      3,190,913      2,845,188    2,274,178    2,664,667
                                        ---------   ---------   ------------   ------------   ----------   ----------
  End of year ........................  $ 197,431   $ 262,923   $         --   $  3,190,913   $2,089,804   $2,274,178
                                        =========   =========   ============   ============   ==========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

LMPIS Premier Selections
         All Cap            LMPVPV Small Cap Growth          LMPVPI All Cap            LMPVPI All Cap
    Growth Subaccount      Opportunities Subaccount       Subaccount (Class I)      Subaccount (Class II)
------------------------   ------------------------   ---------------------------   ---------------------
   2006          2005          2006         2005          2006           2005          2006        2005
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------
$  (50,897)  $   (47,967)  $ (121,672)  $  (124,258)  $    (76,171)  $   (168,360)  $     131   $     (16)
   159,627        25,448      489,905       835,184      1,348,300        650,762       5,152           2

    24,179       137,743       (7,848)     (536,594)       924,957       (237,705)      9,616          75
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------

   132,909       115,224      360,385       174,332      2,197,086        244,697      14,899          61
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------

    50,000         7,196       45,581       223,242         48,055         96,231     115,700       1,760

    53,084        38,908      300,828     2,836,386        314,113        541,701      25,995          --

        --            --           --            --             --             --          --          --
      (195)         (236)        (515)         (636)        (2,046)        (2,471)         --          --
  (106,459)      (71,841)    (955,864)     (384,859)    (2,297,659)      (870,455)         --          --

  (242,318)      (47,767)  (4,119,312)     (917,993)    (1,158,910)    (3,656,151)    (31,030)         --

        --            --           --            --             --             --          --          --
        --       (37,289)     (17,268)      (37,538)      (146,114)      (122,020)         --          --
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------

  (245,888)     (111,029)  (4,746,550)    1,718,602     (3,242,561)    (4,013,165)    110,665       1,760
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------

  (112,979)        4,195   (4,386,165)    1,892,934     (1,045,475)    (3,768,468)    125,564       1,821

 2,818,452     2,814,257    7,503,616     5,610,682     15,482,894     19,251,362       1,821          --
----------   -----------   ----------   -----------   ------------   ------------   ---------   ---------
$2,705,473   $ 2,818,452   $3,117,451   $ 7,503,616   $ 14,437,419   $ 15,482,894   $ 127,385   $   1,821
==========   ===========   ==========   ===========   ============   ============   =========   =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                             LMPVPI Large Cap
                                           LMPVPI Investors Subaccount       Growth Subaccount        LMPVPI Small Cap Growth
                                                   (Class I)                     (Class I)              Subaccount (Class I)
                                          ----------------------------   ------------------------   ---------------------------
                                              2006            2005          2006          2005           2006          2005
                                          ------------   -------------   ----------   -----------   ------------   ------------
Operations:
   Net investment income (loss) .......   $    (56,016)  $     (90,361)  $   (9,357)  $    (9,661)  $   (169,619)  $   (170,056)
   Realized gain (loss) ...............      1,282,254         417,884       14,997         5,117        971,497      1,008,598
   Change in unrealized gain (loss)
     on investments ...................        519,139         278,774       (5,062)       15,014       (221,122)      (586,110)
                                          ------------   -------------   ----------   -----------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       operations .....................      1,745,377         606,297          578        10,470        580,756        252,432
                                          ------------   -------------   ----------   -----------   ------------   ------------
Unit Transactions:
   Participant purchase payments ......        144,257         270,794      120,667         7,614         53,681         94,339
   Participant transfers from other
     funding options ..................        134,602       1,735,028       78,448        29,311        143,478      2,737,775
   Growth rate intra-fund
     transfers in .....................             --              --           --            --             --             --
   Administrative charges .............         (1,387)         (1,538)         (85)          (96)        (1,018)        (1,246)
   Contract surrenders ................     (1,675,760)       (518,416)     (27,681)      (23,098)    (1,040,482)      (472,189)
   Participant transfers to other
     funding options ..................     (2,818,594)     (2,570,715)    (269,080)     (156,881)    (4,503,455)      (807,808)
   Growth rate intra-fund
     transfers out ....................             --              --           --            --             --             --
   Other receipts/(payments) ..........       (233,672)       (234,337)          --            --        (14,150)       (19,796)
                                          ------------   -------------   ----------   -----------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions ..............     (4,450,554)      (,319,184)     (97,731)     (143,150)    (5,361,946)     1,531,075
                                          ------------   -------------   ----------   -----------   ------------   ------------
     Net increase (decrease) in
       net assets .....................     (2,705,177)       (712,887)     (97,153)     (132,680)    (4,781,190)     1,783,507
Net Assets:
   Beginning of year ..................     13,243,044      13,955,931      452,041       584,721     10,157,575      8,374,068
                                          ------------   -------------   ----------   -----------   ------------   ------------
   End of year ........................   $ 10,537,867   $  13,243,044   $  354,888   $   452,041   $  5,376,385   $ 10,157,575
                                          ============   =============   ==========   ===========   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   LMPVPI Total Return     LMPVPII Aggressive Growth   LMPVPII Aggressive Growth        LMPVPII Appreciation
  Subaccount (Class II)       Subaccount (Class I)       Subaccount (Class II)              Subaccount
------------------------   -------------------------   -------------------------   -----------------------------
    2006         2005          2006          2005          2006          2005           2006            2005
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------
$     6,085   $     (213)  $   (18,890)  $   (16,608)  $   (16,460)  $   (14,594)  $    (233,590)  $    (308,392)
     12,049          750        50,816         8,308        19,889         2,820       1,989,506         432,093

      7,626        1,200        36,538        68,090        51,710        63,148       1,900,242         641,158
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------

     25,760        1,737        68,464        59,790        55,139        51,374       3,656,158         764,859
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------

    355,659       22,642        77,760        69,259        43,871        46,589          53,225         679,132

    170,278        2,562        31,623        32,046        17,166        78,230         374,114         783,039

         --           --            --            --            --            --              --          12,107
        (33)         (20)          (93)         (101)          (93)          (79)         (4,051)         (4,393)
    (18,157)      (1,255)     (167,622)      (23,124)      (53,089)       (9,281)     (4,225,244)     (1,844,420)

       (570)        (170)      (35,837)      (17,659)      (57,649)      (17,526)       (839,142)       (997,321)

         --           --            --            --            --            --              --         (12,108)
         --           --            21            --            --            --        (368,425)       (370,989)
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------

    507,177       23,759       (94,148)       60,421       (49,794)       97,933      (5,009,523)     (1,754,953)
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------

    532,937       25,496       (25,684)      120,211         5,345       149,307      (1,353,365)       (990,094)

    106,837       81,341       836,356       716,145       722,688       573,381      31,713,028      32,703,122
-----------   ----------   -----------   -----------   -----------   -----------   -------------   -------------
$   639,774   $  106,837   $   810,672   $   836,356   $   728,033   $   722,688   $  30,359,663   $  31,713,028
===========   ==========   ===========   ===========   ===========   ===========   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            LMPVPII Diversified
                                                 Strategic               LMPVPII Equity Index       LMPVPII Fundamental Value
                                             Income Subaccount           Subaccount (Class II)              Subaccount
                                        ---------------------------  ----------------------------  ---------------------------
                                            2006          2005          2006             2005           2006          2005
                                        ------------  -------------  -------------  -------------  -------------  ------------
Operations:
   Net investment income (loss) ......  $    520,176  $     561,084  $     (71,872) $     (95,150) $    (120,878) $   (385,045)
   Realized gain (loss) ..............       (75,099)        25,223        549,293        301,325      2,985,355     3,232,818
   Change in unrealized gain (loss)
     on investments ..................        (6,228)      (464,710)     1,185,120        105,335      2,921,782    (1,594,444)
                                        ------------  -------------  -------------  -------------  -------------  ------------
     Net increase (decrease) in
       net assets resulting from
       operations ....................       438,849        121,597      1,662,541        311,510      5,786,259     1,253,329
                                        ------------  -------------  -------------  -------------  -------------  ------------
Unit Transactions:
   Participant purchase payments .....         8,645        331,546         60,476        118,952        281,202       547,619
   Participant transfers from other
     funding options .................       125,092        714,897        156,716        699,272      1,010,557     1,835,555
   Growth rate intra-fund
     transfers in ....................            --             --             --             --             --        12,629
   Administrative charges ............        (1,783)        (2,081)        (1,819)        (2,076)        (6,133)       (6,869)
   Contract surrenders ...............    (2,013,913)    (1,468,668)    (1,438,648)    (1,549,647)    (6,864,981)   (3,131,793)
   Participant transfers to other
     funding options .................      (964,427)    (1,330,383)      (445,580)      (991,415)    (2,563,166)   (2,389,307)
   Growth rate intra-fund
     transfers out ...................            --             --             --             --             --       (12,630)
   Other receipts/(payments) .........       (92,884)      (293,080)       (61,785)       (81,086)      (210,132)     (335,910)
                                        ------------  -------------  -------------  -------------  -------------  ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions .............    (2,939,270)    (2,047,769)    (1,730,640)    (1,806,000)    (8,352,653)   (3,480,706)
                                        ------------  -------------  -------------  -------------  -------------  ------------
     Net increase (decrease) in
       net assets ....................    (2,500,421)    (1,926,172)       (68,099)    (1,494,490)    (2,566,394)   (2,227,377)
Net Assets:
   Beginning of year .................    15,109,992     17,036,164     13,874,487     15,368,977     43,837,646    46,065,023
                                        ------------  -------------  -------------  -------------  -------------  ------------
   End of year .......................  $ 12,609,571  $  15,109,992  $  13,806,388  $  13,874,487  $  41,271,252  $ 43,837,646
                                        ============  =============  =============  =============  =============  ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

LMPVPII Growth and Income    LMPVPIII Adjustable Rate       LMPVPIII Aggressive Growth         LMPVPIII High Income
   Subaccount (Class I)          Income Subaccount                 Subaccount                       Subaccount
-------------------------   ---------------------------   -----------------------------   -----------------------------
   2006         2005            2006           2005           2006            2005             2006            2005
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------
$   (1,527)  $     (1,461)  $     96,275   $     50,784   $  (1,196,030)  $  (1,155,519)  $   1,138,586   $   1,437,294
     8,744            559          5,351          5,899       2,747,235         724,927         (71,849)         49,460

        14          2,041        (13,717)       (38,241)      2,667,727       6,401,261         770,314      (1,321,639)
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------

     7,231          1,139         87,909         18,442       4,218,932       5,970,669       1,837,051         165,115
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------

        --             --         54,623        105,407         389,291       1,081,345          98,572         531,386
     1,270          1,250        545,910      1,867,358       2,987,989       4,306,297       1,114,907       2,453,412

        --             --             --             --              --           8,880              --              --
       (30)           (28)          (481)          (631)         (9,843)        (10,874)         (3,086)         (3,618)
   (33,629)        (2,139)      (352,884)      (274,863)     (9,690,534)     (3,670,762)     (3,453,559)     (1,923,227)

       (72)           (13)    (1,187,122)    (1,451,072)     (3,072,594)     (3,677,861)     (2,661,882)     (4,448,159)

        --             --             --             --              --          (8,880)             --              --
        --             --       (122,253)       (73,282)       (354,231)       (495,445)       (468,728)       (125,550)
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------

   (32,461)          (930)    (1,062,207)       172,917      (9,749,922)     (2,467,300)     (5,373,776)     (3,515,756)
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------

   (25,230)           209       (974,298)       191,359      (5,530,990)      3,503,369      (3,536,725)     (3,350,641)

    85,437         85,228      5,086,873      4,895,514      67,565,138      64,061,769      24,072,295      27,422,936
----------   ------------   ------------   ------------   -------------   -------------   -------------   -------------
$   60,207   $     85,437   $  4,112,575   $  5,086,873   $  62,034,148   $  67,565,138   $  20,535,570   $  24,072,295
==========   ============   ============   ============   =============   =============   =============   =============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           LMPVPIII International
                                                   All Cap                 LMPVPIII Large Cap             LMPVPIII Large Cap
                                              Growth Subaccount             Growth Subaccount                 Subaccount
                                         ---------------------------   ----------------------------   ---------------------------
                                             2006           2005           2006            2005           2006           2005
                                         ------------   ------------   ------------   -------------   ------------   ------------
Operations:
   Net investment income (loss) ......   $     11,927   $     (1,843)  $   (381,300)  $    (436,796)  $    (27,307)  $      1,453
   Realized gain (loss) ..............        389,686        126,867        399,786         156,885        341,671         23,803
   Change in unrealized gain (loss)
     on investments ..................        199,742        134,944        456,466       1,061,442        911,985        360,366
                                         ------------   ------------   ------------   -------------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       operations ....................        601,355        259,968        474,952         781,531      1,226,349        385,622
                                         ------------   ------------   ------------   -------------   ------------   ------------
Unit Transactions:
   Participant purchase payments .....             --          4,910        160,692         526,537             --            840
   Participant transfers from other
     funding options .................        131,250        346,852        484,022       1,058,006         25,580         21,900
   Growth rate intra-fund
     transfers in ....................             --         13,022             --              --             --             --
   Administrative charges ............           (700)          (780)        (5,086)         (6,023)        (1,235)        (1,408)
   Contract surrenders ...............       (700,760)      (279,100)    (2,805,053)     (1,664,533)    (1,034,886)      (547,623)
   Participant transfers to other
     funding options .................       (181,248)       (96,098)    (1,796,049)     (2,628,069)      (433,390)      (322,010)
   Growth rate intra-fund
     transfers out ...................             --        (13,022)            --              --             --             --
   Other receipts/(payments) .........        (13,852)       (19,464)      (510,499)       (412,311)       (18,066)      (193,479)
                                         ------------   ------------   ------------   -------------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions .............       (765,310)       (43,680)    (4,471,973)     (3,126,393)    (1,461,997)    (1,041,780)
                                         ------------   ------------   ------------   -------------   ------------   ------------
     Net increase (decrease) in
       net assets ....................       (163,955)       216,288     (3,997,021)     (2,344,862)      (235,648)      (656,158)
Net Assets:
   Beginning of year .................      2,952,334      2,736,046     26,025,608      28,370,470      8,233,613      8,889,771
                                         ------------   ------------   ------------   -------------   ------------   ------------
   End of year .......................   $  2,788,379   $  2,952,334   $ 22,028,587   $  26,025,608   $  7,997,965   $  8,233,613
                                         ============   ============   ============   =============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                  LMPVPIV Multiple Discipline     LMPVPIV Multiple Discipline
    LMPVPIII Mid Cap Core           LMPVPIII Money Market             Subaccount-All Cap          Subaccount-Balanced All Cap
         Subaccount                       Subaccount                   Growth and Value                 Growth and Value
-----------------------------   -----------------------------   ------------------------------   -----------------------------
     2006            2005            2006            2005            2006            2005            2006             2005
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------
$    (192,428)  $    (178,629)  $     416,821   $     155,593   $  (1,521,082)  $  ( 1,896,019)  $    (486,100)  $    (745,526)
    2,465,553       1,474,805              --              --       9,112,279        3,743,550       4,632,962       1,680,193

     (405,031)       (328,736)             --              --       2,944,525        1,374,126       1,460,963         744,284
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------

    1,868,094         967,440         416,821         155,593      10,535,722        3,221,657       5,607,825       1,678,951
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------

       66,379         164,261         896,913         296,199         701,066        2,621,809         269,023       1,529,597

      147,220         214,525      12,717,632      10,171,772         829,175        5,644,564         590,075       5,141,231

           --              --              --              --              --               --              --              --
       (2,383)         (2,768)         (2,675)         (2,652)        (13,789)         (15,289)        (12,487)        (13,998)
   (1,701,947)     (1,072,673)    (11,402,856)     (2,579,207)    (17,874,319)      (4,541,997)    (14,112,372)     (3,454,765)

     (847,397)       (688,076)     (2,943,001)    (10,056,378)     (9,026,961)     (11,815,118)     (5,536,708)     (8,607,766)

           --              --              --              --              --               --              --              --
     (578,011)        (68,700)       (141,086)       (480,577)       (762,196)        (422,806)       (818,160)     (1,244,533)
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------

   (2,916,139)     (1,453,431)       (875,073)     (2,650,843)    (26,147,024)      (8,528,837)    (19,620,629)     (6,650,234)
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------

   (1,048,045)       (485,991)       (458,252)     (2,495,250)    (15,611,302)      (5,307,180)    (14,012,804)     (4,971,283)

   15,994,434      16,480,425      15,322,274      17,817,524     109,248,293      114,555,473      79,925,029      84,896,312
-------------   -------------   -------------   -------------   -------------   --------------   -------------   -------------
$  14,946,389   $  15,994,434   $  14,864,022   $  15,322,274   $  93,636,991   $  109,248,293   $  65,912,225   $  79,925,029
=============   =============   =============   =============   =============   ==============   =============   =============

    The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         LMPVPIV Multiple Discipline    LMPVPIV Multiple Discipline           Lord Abbett
                                           Subaccount-Global All Cap        Subaccount-Large Cap           Growth and Income
                                               Growth and Value               Growth and Value           Subaccount (Class VC)
                                         ----------------------------   ---------------------------   ---------------------------
                                              2006           2005           2006           2005           2006           2005
                                         -------------   ------------   ------------   ------------   ------------   ------------
Operations:
   Net investment income (loss) ......   $    (202,133)  $   (266,301)  $   (128,698)  $   (156,263)  $   (108,905)  $   (131,487)
   Realized gain (loss) ..............       1,355,628        523,975        515,594        314,365        698,790        805,670
   Change in unrealized gain (loss)
     on investments ..................       1,648,983        733,895        502,982         10,310      1,089,398       (519,852)
                                         -------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       operations ....................       2,802,478        991,569        889,878        168,412      1,679,283        154,331
                                         -------------   ------------   ------------   ------------   ------------   ------------
Unit Transactions:
   Participant purchase payments .....          76,067      1,395,017         54,745        557,880         96,109        517,654
   Participant transfers from other
     funding options .................       2,213,677      3,369,914        331,153        724,347        787,687      1,167,267
   Growth rate intra-fund
     transfers in ....................              --             --             --             --             --             --
   Administrative charges ............          (2,437)        (2,686)        (1,314)        (1,509)        (1,049)          (907)
   Contract surrenders ...............      (2,880,772)      (466,796)    (1,918,778)      (548,297)    (1,472,573)      (251,543)
   Participant transfers to other
     funding options .................      (1,631,047)    (2,662,955)      (328,402)    (1,086,471)      (736,726)      (572,638)
   Growth rate intra-fund
     transfers out ...................              --             --             --             --             --             --
   Other receipts/(payments) .........         (79,841)          (294)       (21,983)      (241,674)       (80,291)      (197,891)
                                         -------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions .............      (2,304,353)     1,632,200     (1,884,579)      (595,724)    (1,406,843)       661,942
                                         -------------   ------------   ------------   ------------   ------------   ------------
     Net increase (decrease) in
       net assets ....................         498,125      2,623,769       (994,701)      (427,312)       272,440        816,273
Net Assets:
   Beginning of year .................      23,291,110     20,667,341     10,313,598     10,740,910     12,082,955     11,266,682
                                         -------------   ------------   ------------   ------------   ------------   ------------
   End of year .......................   $  23,789,235   $ 23,291,110   $  9,318,897   $ 10,313,598   $ 12,355,395   $ 12,082,955
                                         =============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                         MIST Batterymarch Mid-Cap
 Lord Abbett Mid-Cap Value                                   Stock Subaccount        MIST BlackRock High Yield
   Subaccount (Class VC)        Managed Assets Trust             (Class A)              Subaccount (Class A)
---------------------------   ------------------------   -------------------------   -------------------------
    2006           2005          2006          2005         2006          2005           2006         2005
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------
$   (267,177)  $   (253,211)  $       298   $     (502)  $   (16,058)  $        --   $   (24,965)  $        --
   1,888,836      1,196,189         1,930          607       (16,603)           --         6,387            --

     (81,363)       131,001          (303)          70       (40,608)           --       103,322            --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------

   1,540,296      1,073,979         1,925          175       (73,269)           --        84,744            --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------

     162,514      1,056,377            --        2,000        13,454            --         4,110            --

   1,019,471      4,165,887            --      190,767     1,363,199            --     2,107,658            --

          --             --            --           --            --            --            --            --
      (1,809)        (1,805)           --           --          (227)           --          (284)           --
  (1,894,951)      (623,653)           --           --      (129,181)           --      (127,613)           --

  (2,617,514)      (739,521)     (109,008)    (100,000)      (32,866)           --      (370,159)           --

          --             --            --           --            --            --            --            --
     (62,433)       (43,392)           --           --            --            --       (10,028)           --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------

  (3,394,722)     3,813,893      (109,008)      92,767     1,214,379            --     1,603,684            --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------

  (1,854,426)     4,887,872      (107,083)      92,942     1,141,110     1,688,428            --

  18,259,573     13,371,701       107,083       14,141            --            --            --            --
------------   ------------   -----------   ----------   -----------   -----------   -----------   -----------
$ 16,405,147   $ 18,259,573   $        --   $  107,083   $ 1,141,110   $        --   $ 1,688,428   $        --
============   ============   ===========   ==========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                              MIST BlackRock              MIST Dreman           MIST Harris Oakmark
                                              Large-Cap Core            Small-Cap Value      International Subaccount
                                           Subaccount (Class A)      Subaccount (Class A)           (Class A)
                                         -----------------------   -----------------------   ------------------------
                                            2006          2005        2006         2005          2006         2005
                                         -----------   ---------   ---------   -----------   -----------   ----------
Operations:
   Net investment income (loss) ......   $   (36,252)  $      --   $  (1,403)  $        --   $  (103,498)  $       --
   Realized gain (loss) ..............         2,246          --       5,359            --        13,381           --
   Change in unrealized gain (loss)
     on investments ..................       202,180          --      32,831            --       881,906           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
     Net increase (decrease) in
       net assets resulting from
       operations ....................       168,174          --      36,787            --       791,789           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
Unit Transactions:
   Participant purchase payments .....        20,776          --      20,757            --       132,894           --
   Participant transfers from other
     funding options .................     3,239,780          --     516,657            --     8,761,692           --
   Growth rate intra-fund
     transfers in ....................            --          --          --            --            --           --
   Administrative charges ............          (425)         --         (11)           --          (724)          --
   Contract surrenders ...............      (217,538)         --     (59,253)           --      (620,774)          --
   Participant transfers to other
     funding options .................       (78,011)         --     (36,480)           --      (199,689)          --
   Growth rate intra-fund
     transfers out ...................            --          --          --            --            --           --
   Other receipts/(payments) .........       (64,916)         --          --            --            53           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
     Net increase (decrease) in net
       assets resulting from
       unit transactions .............     2,899,666          --     441,670            --     8,073,452           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
     Net increase (decrease) in net
       assets ........................     3,067,840          --     478,457            --     8,865,241           --
Net Assets:
   Other receipts/(payments) .........            --          --          --            --            --           --
                                         -----------   ---------   ---------   -----------   -----------   ----------
   End of year .......................   $ 3,067,840   $      --   $ 478,457   $        --   $ 8,865,241   $       --
                                         ===========   =========   =========   ===========   ===========   ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        MIST Janus           MIST Legg Mason Partners        MIST Lord Abbett          MIST Lord Abbett
  Capital Appreciation            Managed Assets              Bond Debenture          Growth and Income
   Subaccount (Class A)        Subaccount (Class A)        Subaccount (Class A)      Subaccount (Class B)
-------------------------   --------------------------   -----------------------   ------------------------
   2006           2005         2006          2005            2006         2005          2006         2005
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------
$   (14,302)  $        --   $     (253)  $          --   $   (37,761)  $      --   $    (336,796)  $     --
    (12,518)           --            3              --        16,032          --          56,857         --

     37,693            --        1,356              --       135,881          --       1,965,891         --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------

     10,873            --        1,106              --       114,152          --       1,685,952         --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------

      5,795            --           --              --         3,803          --         169,495         --

  1,349,996            --       20,093              --     2,733,139          --      27,722,069         --

         --            --           --              --            --          --              --         --
       (209)           --           --              --          (283)         --          (2,950)        --
   (136,167)           --           --              --      (196,584)         --      (2,966,095)        --

   (296,896)           --           --              --      (261,148)         --      (1,764,640)        --

         --            --           --              --            --          --              --         --
         --            --           --              --            --          --        (200,218)        --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------

    922,519            --       20,093              --     2,278,927          --      22,957,661         --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------

    933,392            --       21,199              --     2,393,079          --      24,643,613         --

         --            --           --              --            --          --              --         --
-----------   -----------   ----------   -------------   -----------   ---------   -------------   --------
$   933,392   $        --   $   21,199   $          --   $ 2,393,079   $      --   $  24,643,613   $     --
===========   ===========   ==========   =============   ===========   =========   =============   ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            MIST Lord Abbett           MIST Met/AIM               MIST Met/AIM
                                             Mid-Cap Value          Capital Appreciation         Small Cap Growth
                                           Subaccount (Class B)     Subaccount (Class A)       Subaccount (Class A)
                                         -----------------------   ------------------------   ---------------------
                                            2006         2005          2006         2005          2006        2005
                                         ----------   ----------   -----------   ----------   -----------   -------
Operations:
   Net investment income (loss) ......   $   (2,993)  $       --   $   (36,229)  $       --   $    (1,290)  $    --
   Realized gain (loss) ..............       11,197           --       477,205           --           833        --
   Change in unrealized gain (loss)
     on investments ..................       20,403           --      (506,139)          --         4,057        --
                                         ----------   ----------   -----------   ----------   -----------   -------
     Net increase (decrease) in
       net assets resulting from
       operations ....................       28,607           --       (65,163)          --         3,600        --
                                         ----------   ----------   -----------   ----------   -----------   -------
Unit Transactions:
   Participant purchase payments .....        9,620           --         2,155           --        29,420        --
   Participant transfers from other
     funding options .................      445,760           --     4,364,768           --       104,414        --
   Growth rate intra-fund
     transfers in ....................           --           --            --           --            --        --
   Administrative charges ............          (33)          --          (357)          --           (15)       --
   Contract surrenders ...............     (128,559)          --      (182,184)          --       (20,927)       --
   Participant transfers to other
     funding options .................       (9,273)          --       (51,033)          --       (11,339)       --
   Growth rate intra-fund
     transfers out ...................           --           --            --           --            --        --
   Other receipts/(payments) .........           --           --            --           --            --        --
                                         ----------   ----------   -----------   ----------   -----------   -------
     Net increase (decrease) in
       net assets resulting from
       unit transactions .............      317,515           --     4,133,349           --       101,553        --
                                         ----------   ----------   -----------   ----------   -----------   -------
     Net increase (decrease) in
       net assets ....................      346,122           --     4,068,186           --       105,153        --
Net Assets:
   Beginning of year .................           --           --            --           --            --        --
                                         ----------   ----------   -----------   ----------   -----------   -------
   End of year .......................   $  346,122   $       --   $ 4,068,186   $       --   $   105,153   $    --
                                         ==========   ==========   ===========   ==========   ===========   =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                    MIST Neuberger             MIST Oppenheimer
     MIST MFS(R) Value            Berman Real Estate         Capital Appreciation          MIST Pioneer Fund
   Subaccount  (Class A)         Subaccount (Class A)        Subaccount (Class B)         Subaccount (Class A)
--------------------------   ---------------------------   ------------------------   ---------------------------
    2006           2005           2006           2005           2006        2005           2006          2005
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------
$       3,115   $       --   $     (52,893)  $        --   $     (2,415)  $      --   $     (21,330)  $        --
      174,798           --          44,022            --         (1,596)         --           4,911            --

      178,067           --         738,972            --         12,213          --         126,755            --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------

      355,980           --         730,101            --          8,202          --         110,336            --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------

       28,810           --          27,775            --        131,506          --           6,700            --

    4,242,916           --       4,188,702            --        111,531          --       1,813,987            --

           --           --              --            --             --          --              --            --
         (241)          --            (684)           --            (14)         --            (135)           --
     (479,207)          --        (415,063)           --        (17,101)         --        (209,513)           --

     (267,937)          --        (195,463)           --         (3,606)         --         (42,645)           --

           --           --              --            --             --          --              --            --
           --           --              --            --             --          --         (31,878)           --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------

    3,524,341           --       3,605,267            --        222,316          --       1,536,516            --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------

    3,880,321           --       4,335,368            --        230,518          --       1,646,852            --

           --           --              --            --             --          --              --            --
-------------   ----------   -------------   -----------   ------------   ---------   -------------   -----------
$   3,880,321   $       --   $   4,335,368   $        --   $    230,518   $      --   $   1,646,852   $        --
=============   ==========   =============   ===========   ============   =========   =============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                     MIST Pioneer           MIST Pioneer        MIST Third Avenue
                                                    Mid-Cap Value         Strategic Income       Small Cap Value
                                                 Subaccount (Class A)   Subaccount (Class A)   Subaccount (Class B)
                                                 --------------------   ---------------------   ---------------------
                                                    2006      2005          2006       2005        2006        2005
                                                 ---------  ---------   -----------  --------   -----------  --------
Operations:
   Net investment income (loss) ..............   $  (2,294) $      --   $   122,920  $     --   $   (56,186) $     --
   Realized gain (loss) ......................       3,941         --         7,008        --       (17,086)       --
   Change in unrealized gain (loss) on
     investments .............................       8,007         --       (25,204)       --       211,939        --
                                                 ---------  ---------   -----------  --------   -----------  --------
     Net increase (decrease) in net assets
        resulting from operations ............       9,654         --       104,724        --       138,667        --
                                                 ---------  ---------   -----------  --------   -----------  --------
Unit Transactions:
   Participant purchase payments .............       1,084         --        25,417        --        34,943        --
   Participant transfers from other funding
     options .................................     243,611         --     4,021,996        --     7,394,947        --
   Growth rate intra-fund transfers in .......          --         --            --        --            --        --
   Administrative charges ....................         (26)        --          (237)       --          (124)       --
   Contract surrenders .......................     (11,928)        --      (372,893)       --      (368,351)       --
   Participant transfers to other funding
     options .................................     (79,627)        --      (298,554)       --      (367,033)       --
   Growth rate intra-fund transfers out ......          --         --            --        --            --        --
   Other receipts/(payments) .................          --         --       (14,883)       --       (26,611)       --
                                                 ---------  ---------   -----------  --------   -----------  --------
     Net increase (decrease) in net assets
       resulting from unit transactions ......     153,114         --     3,360,846        --     6,667,771        --
                                                 ---------  ---------   -----------  --------   -----------  --------
     Net increase (decrease) in net assets....     162,768         --     3,465,570        --     6,806,438        --
Net Assets:
   Beginning of year .........................          --         --            --        --            --        --
                                                 ---------  ---------   -----------  --------   -----------  --------
   End of year ...............................   $ 162,768  $      --   $ 3,465,570  $     --   $ 6,806,438  $     --
                                                 =========  =========   ===========  ========   ===========  ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

     MSF BlackRock           MSF BlackRock          MSF BlackRock          MSF BlackRock
   Aggressive Growth          Bond Income            Bond Income           Money Market
  Subaccount (Class D)   Subaccount (Class A)   Subaccount (Class E)   Subaccount (Class A)
 ---------------------   --------------------   --------------------   --------------------
     2006       2005        2006       2005         2006       2005       2006       2005
 -----------  --------   -----------   ------   ------------   -----   -----------  -------
 $   (60,017) $     --   $   (29,198)  $   --   $   (184,885)  $  --   $    47,064  $    --
     (70,733)       --         7,595       --         45,616      --            --       --

     (54,438)       --        93,384       --        665,429      --            --       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------

    (185,188)       --        71,781       --        526,160      --        47,064       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------

       6,193        --         4,113       --         65,295      --        21,549       --

   6,184,402        --     2,773,718       --     16,052,959      --     4,645,950       --

          --        --            --       --             --      --            --       --
      (1,476)       --          (386)      --         (2,107)     --          (283)      --
    (329,599)       --      (344,822)      --     (1,786,711)     --    (1,474,886)      --

    (607,934)       --      (107,955)      --       (347,094)     --    (1,065,627)      --

          --        --            --       --             --      --            --       --
      11,614        --            --       --        (75,462)     --            --       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------

   5,263,200        --     2,324,668       --     13,906,880      --     2,126,703       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------

   5,078,012        --     2,396,449       --     14,433,040      --     2,173,767       --

          --        --            --       --             --      --            --       --
 -----------  --------   -----------   ------   ------------   -----   -----------  -------
 $ 5,078,012  $     --   $ 2,396,449   $   --   $ 14,433,040   $  --   $ 2,173,767  $    --
 ===========  ========   ===========   ======   ============   =====   ===========  =======

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                  MSF Capital Guardian
                                                       U.S. Equity           MSF FI Large Cap       MSF FI Value Leaders
                                                  Subaccount (Class A)     Subaccount (Class A)     Subaccount (Class D)
                                                 ----------------------   ----------------------   ----------------------
                                                     2006        2005         2006        2005         2006        2005
                                                 -----------  ---------   ------------  --------   ------------  --------
Operations:
   Net investment income (loss) ..............   $   (22,942) $      --   $   (131,361) $     --   $   (181,886) $     --
   Realized gain (loss) ......................        (8,159)        --       (158,415)       --        (39,304)       --
   Change in unrealized gain (loss) on
     investments ............................         82,141         --        290,086        --        499,036        --
                                                 -----------  ---------   ------------  --------   ------------  --------
      Net increase (decrease) in net assets
        resulting from operations ............        51,040         --            310        --        277,846        --
                                                 -----------  ---------   ------------  --------   ------------  --------
Unit Transactions:
   Participant purchase payments .............         8,016         --         29,622        --         48,841        --
   Participant transfers from other funding
     options .................................     2,423,142         --     14,197,357        --     16,026,904        --
   Growth rate intra-fund transfers in .......            --         --             --        --             --        --
   Administrative charges ....................          (546)        --         (2,932)       --         (1,840)       --
   Contract surrenders .......................      (161,188)        --     (1,681,167)       --     (1,362,608)       --
   Participant transfers to other funding
     options .................................      (129,453)        --       (978,747)       --       (759,162)       --
   Growth rate intra-fund transfers out ......            --         --             --        --             --        --
   Other receipts/(payments) .................       (39,965)        --        (54,802)       --       (219,701)       --
                                                 -----------  ---------   ------------  --------   ------------  --------
      Net increase (decrease) in net assets
        resulting from unit transactions .....     2,100,006         --     11,509,331        --     13,732,434        --
                                                 -----------  ---------   ------------  --------   ------------  --------
      Net increase (decrease) in net assets...     2,151,046         --     11,509,641        --     14,010,280        --
Net Assets:
   Beginning of year .........................            --         --             --        --             --        --
                                                 -----------  ---------   ------------  --------   ------------  --------
   End of year ...............................   $ 2,151,046  $      --   $ 11,509,641  $     --   $ 14,010,280  $     --
                                                 ===========  =========   ============  ========   ============  ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

      MSF MetLife                  MSF MetLife       MSF MetLife Conservative         MSF MetLife
 Aggressive Allocation     Conservative Allocation    to Moderate Allocation      Moderate Allocation
  Subaccount (Class B)      Subaccount (Class B)       Subaccount (Class B)      Subaccount (Class B)
------------------------   -----------------------   ------------------------   -----------------------
    2006         2005          2006        2005         2006         2005           2006        2005
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------
$    (11,424) $       --   $    (5,342) $       --   $   (4,687) $         --   $   (60,197) $       --
       2,807          --           594          --       20,001            --        32,070          --

      57,444          --        19,170          --        6,384            --       257,766          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------

      48,827          --        14,422          --       21,698            --       229,639          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------

      84,361          --            --          --           --            --        21,002          --

     950,606          --       407,136          --      918,783            --     4,345,112          --

          --          --            --          --           --            --            --          --
         (14)         --           (27)         --          (10)           --          (175)         --
     (54,374)         --        (3,940)         --     (375,802)           --      (103,333)         --

     (53,200)         --            --          --          (25)           --      (390,882)         --

          --          --            --          --           --            --            --          --
          --          --       (37,730)         --           --            --            24          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------

     927,379          --       365,439          --      542,946            --     3,871,748          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------

     976,206          --       379,861          --      564,644            --     4,101,387          --

          --          --            --          --           --            --            --          --
------------  ----------   -----------  ----------   ----------  ------------   -----------  ----------
 $   976,206  $       --   $   379,861  $       --   $  564,644  $         --   $ 4,101,387  $       --
============  ==========   ===========  ==========   ==========  ============   ===========  ==========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                         MSF MetLife Moderate to            MSF MFS(R)               MSF Oppenheimer
                                          Aggressive Allocation            Total Return               Global Equity
                                           Subaccount (Class B)        Subaccount (Class F)       Subaccount (Class B)
                                         -----------------------   --------------------------   ------------------------
                                             2006         2005         2006           2005          2006         2005
                                         -----------   ---------   ------------   -----------   -----------   ----------
Operations:
   Net investment income (loss) ......   $   (79,899)  $      --   $   (794,687)  $        --   $  (100,042)  $       --
   Realized gain (loss) ..............         2,982          --        203,303            --       (27,183)          --
   Change in unrealized gain (loss)
      on investments .................       426,198          --      4,583,105            --       515,442           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
      Net increase (decrease) in
         net assets resulting from
         operations ..................       349,281          --      3,991,721            --       388,217           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
Unit Transactions:
   Participant purchase payments .....        18,215          --        118,746            --        83,606           --
   Participant transfers from other
      funding options ................     6,712,156          --     67,737,154            --     8,435,459           --
   Growth rate intra-fund
      transfers in ...................            --          --             --            --            --           --
   Administrative charges ............           (62)         --         (8,911)           --          (732)          --
   Contract surrenders ...............      (319,553)         --     (7,367,213)           --      (300,045)          --
   Participant transfers to other
      funding options ................      (310,667)         --     (2,357,037)           --      (642,806)          --
   Growth rate intra-fund
      transfers out ..................            --          --             --            --            --           --
   Other receipts/(payments) .........            --          --       (554,741)           --            --           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ...........     6,100,089          --     57,567,998            --     7,575,482           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
      Net increase (decrease) in
         net assets ..................     6,449,370          --     61,559,719            --     7,963,699           --
Net Assets:
   Beginning of year .................            --          --             --            --            --           --
                                         -----------   ---------   ------------   -----------   -----------   ----------
   End of year .......................   $ 6,449,370   $      --   $ 61,559,719   $        --   $ 7,963,699   $       --
                                         ===========   =========   ============   ===========   ===========   ==========


   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    MSF T. Rowe Price             MSF Western Asset            MSF Western Asset
    Large Cap Growth       Management High Yield Bond   Management U.S. Government
  Subaccount (Class B)        Subaccount (Class A)         Subaccount (Class A)        Money Market Portfolio
------------------------   --------------------------   --------------------------   --------------------------
    2006          2005         2006           2005          2006           2005          2006           2005
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------
$   (67,519)   $      --   $     (2,436)  $        --   $     (1,047)  $        --   $     10,018   $    11,336
      3,140           --            319            --             25            --             --            --

    512,998           --         12,623            --          3,177            --             --            --
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------

    448,619           --         10,506            --          2,155            --         10,018        11,336
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------

      2,763           --         19,964            --             --            --          7,598        74,214

  6,901,381           --        182,974            --         71,869            --        964,510     3,426,118

         --           --             --            --             --            --             --            --
     (1,706)          --            (36)           --            (24)           --             --          (284)
   (373,927)          --         (5,738)           --           (103)           --        (10,978)     (684,518)

   (297,775)          --           (988)           --            (74)           --     (2,375,038)   (3,369,282)

         --           --             --            --             --            --             --            --
     42,656           --             --            --             --            --             --       (29,227)
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------

  6,273,392           --        196,176            --         71,668            --     (1,413,908)     (582,979)
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------

  6,722,011           --        206,682            --         73,823            --     (1,403,890)     (571,643)

         --           --             --            --             --            --      1,403,890     1,975,533
-----------    ---------   ------------   -----------   ------------   -----------   ------------   -----------
$ 6,722,011   $       --   $    206,682   $        --   $     73,823   $        --   $         --   $ 1,403,890
===========   ==========   ============   ===========   ============   ===========   ============   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             Oppenheimer Capital         Oppenheimer Global      Oppenheimer Main Street/VA
                                         Appreciation Subaccount/VA   Securities Subaccount/VA           Subaccount
                                              (Service Shares)            (Service Shares)            (Service Shares)
                                         --------------------------   ------------------------   --------------------------
                                             2006          2005          2006          2005          2006          2005
                                         -----------   ------------   ----------   -----------   -----------   ------------
Operations:
   Net investment income (loss) ......   $      (757)  $     (1,949)  $      645   $    (4,315)  $       243   $       (452)
   Realized gain (loss) ..............        19,917            127      112,368         1,856         5,805            208
   Change in unrealized gain (loss)
      on investments .................       (12,504)         5,843      (78,328)       42,433        (2,754)         2,636
                                         -----------   ------------   ----------   -----------   -----------   ------------
      Net increase (decrease) in
         net assets resulting from
         operations ..................         6,656          4,021       34,685        39,974         3,294          2,392
                                         -----------   ------------   ----------   -----------   -----------   ------------
Unit Transactions:
   Participant purchase payments .....         8,078          2,500       24,787        53,512            --         30,341
   Participant transfers from other
      funding options ................         1,800         13,591        4,127        46,686           144         31,806
   Growth rate intra-fund
      transfers in ...................            --             --           --            --            --             --
   Administrative charges ............            --             (2)          --           (32)           --             (2)
   Contract surrenders ...............       (46,942)            --      (86,297)       (1,776)           --             --
   Participant transfers to other
      funding options ................      (111,531)            --     (368,396)         (487)      (62,052)        (8,079)
   Growth rate intra-fund
      transfers out ..................            --             --           --            --            --             --
   Other receipts/(payments) .........            --             --           --        (9,488)           (1)            --
                                         -----------   ------------   ----------   -----------   -----------   ------------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ...........      (148,595)        16,089     (425,779)       88,415       (61,909)        54,066
                                         -----------   ------------   ----------   -----------   -----------   ------------
      Net increase (decrease) in
         net assets ..................      (141,939)        20,110     (391,094)      128,389       (58,615)        56,458
Net Assets:
   Beginning of year .................       141,939        121,829      391,094       262,705        58,615          2,157
                                         -----------   ------------   ----------   -----------   -----------   ------------
   End of year .......................   $        --   $    141,939   $       --   $   391,094   $        --   $     58,615
                                         ===========   ============   ==========   ===========   ===========   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

        PIMCO VIT                PIMCO VIT Total Return         Pioneer America            Pioneer
  Real Return Subaccount               Subaccount                 Income VCT              Balanced VCT
  (Administrative Class)         (Administrative Class)     Subaccount (Class II)   Subaccount (Class II)
---------------------------   ---------------------------   ---------------------   ---------------------
    2006           2005           2006           2005          2006        2005        2006        2005
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------
$    311,333   $    121,640   $  1,486,850   $  1,007,037   $   6,343   $   5,703   $     (28)   $   (354)
     274,721        242,527         76,530      1,196,715      (2,827)       (407)     23,461          71

    (760,282)      (321,194)      (539,275)    (1,843,318)       (712)     (6,143)     (3,125)      1,395
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------

    (174,228)        42,973      1,024,105        360,434       2,804        (847)     20,308       1,112
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------

      91,696        390,338        617,456      1,733,642      11,995      68,182     232,219      28,400

   1,219,458      4,284,320      3,708,790      7,697,072      88,871      32,153     172,298         150

          --             --             --             --          --          --          --          --
      (1,159)        (1,210)        (7,228)        (8,217)        (93)        (95)        (25)        (14)
  (1,968,687)    (1,161,227)   (10,343,682)    (7,005,797)     (9,337)     (9,494)     (4,929)       (585)

  (1,861,897)    (2,235,872)    (2,946,792)    (5,330,026)    (75,920)    (25,534)   (515,862)         --

          --             --             --             --          --          --          --          --
      (4,239)       (42,203)      (812,494)      (406,533)         --     (19,458)         --          --
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------

  (2,524,828)     1,234,146     (9,783,950)    (3,319,859)     15,516      45,754    (116,299)     27,951
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------

  (2,699,056)     1,277,119     (8,759,845)    (2,959,425)     18,320      44,907     (95,991)     29,063

  15,024,330     13,747,211     64,249,801     67,209,226     264,919     220,012      95,991      66,928
------------   ------------   ------------   ------------   ---------   ---------   ---------    --------
$ 12,325,274   $ 15,024,330   $ 55,489,956   $ 64,249,801   $ 283,239   $ 264,919   $      --    $ 95,991
============   ============   ============   ============   =========   =========   =========    ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                            Pioneer Cullen         Pioneer Emerging        Pioneer Small Cap
                                               Value VCT              Markets VCT              Value VCT
                                         Subaccount (Class II)   Subaccount (Class II)   Subaccount (Class II)
                                         ---------------------   ---------------------   ---------------------
                                            2006        2005        2006        2005        2006        2005
                                         ---------   ---------   ---------   ---------   ---------   ---------
Operations:
   Net investment income (loss) ......   $  (4,090)  $  (1,457)  $  (4,057)  $  (2,802)  $     961   $     (43)
   Realized gain (loss) ..............         499          78      33,316       5,619      41,705       7,281
   Change in unrealized gain (loss)
      on investments .................      32,448      10,487      30,345      47,756     114,865      14,656
                                         ---------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in
         net assets resulting from
         operations ..................      28,857       9,108      59,604      50,573     157,531      21,894
                                         ---------   ---------   ---------   ---------   ---------   ---------
Unit Transactions:
   Participant purchase payments .....      49,589      70,523      28,262      21,426      30,130     197,564
   Participant transfers from other
      funding options ................      68,148      63,038      11,683      42,143      27,094      64,070
   Growth rate intra-fund
      transfers in ...................          --          --          --          --          --          --
   Administrative charges ............          (4)         --         (29)        (19)       (115)        (99)
   Contract surrenders ...............          --          --     (16,882)     (8,113)   (116,041)    (21,071)
   Participant transfers to other
      funding options ................         (33)         --     (26,512)    (20,164)    (46,153)    (74,375)
   Growth rate intra-fund
      transfers out ..................          --          --          --          --          --          --
   Other receipts/(payments) .........          --          --          --          --          --          --
                                         ---------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ...........     117,700     133,561      (3,478)     35,273    (105,085)    166,089
                                         ---------   ---------   ---------   ---------   ---------   ---------
      Net increase (decrease) in
         net assets ..................     146,557     142,669      56,126      85,846      52,446     187,983
Net Assets:
   Beginning of year .................     142,669          --     189,723     103,877     864,450     676,467
                                         ---------   ---------   ---------   ---------   ---------   ---------
   End of year .......................   $ 289,226   $ 142,669   $ 245,849   $ 189,723   $ 916,896   $ 864,450
                                         =========   =========   =========   =========   =========   =========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                 Pioneer Global High        Pioneer Growth
  Pioneer Europe VCT       Pioneer Fund VCT           Yield VCT               Shares VCT
Subaccount (Class II)   Subaccount (Class II)   Subaccount (Class II)   Subaccount (Class II)
---------------------   ---------------------   ---------------------   ---------------------
   2006        2005        2006        2005        2006        2005       2006         2005
---------    --------   ---------   ---------   ---------    --------   --------     --------
$      74    $   (252)  $  (6,426)  $  (5,130)  $   2,489    $    235   $ (1,084)    $   (381)
    9,684          66      15,612       1,601       1,537           1      1,142           34

   (4,495)      1,245      62,459      23,727       1,313         107      7,286          543
---------    --------   ---------   ---------   ---------    --------   --------     --------

    5,263       1,059      71,645      20,198       5,339         343      7,344          196
---------    --------   ---------   ---------   ---------    --------   --------     --------

       --          --      34,237      41,815      41,319      13,738     60,796          600

    5,575          --      19,114     110,933     147,781          59     34,080           --

       --          --          --          --          --          --         --           --
       --          --         (85)        (96)        (10)         --        (10)          (6)
       --          --     (49,834)     (6,975)     (1,251)         --         --           --

  (30,037)         --     (45,113)     (1,195)   (108,588)         --    (30,703)          --

       --          --          --          --          --          --         --           --
       (2)         --          --     (14,030)         --          --         --           --
---------    --------   ---------   ---------   ---------    --------   --------     --------

  (24,464)         --     (41,681)    130,452      79,251      13,797     64,163          594
---------    --------   ---------   ---------   ---------    --------   --------     --------

  (19,201)      1,059      29,964     150,650      84,590      14,140     71,507          790

   19,201      18,142     542,720     392,070      14,140          --     23,358       22,568
---------    --------   ---------   ---------   ---------    --------   --------     --------
$      --    $ 19,201   $ 572,684   $ 542,720   $  98,730    $ 14,140   $ 94,865     $ 23,358
=========    ========   =========   =========   =========    ========   ========     ========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                             Pioneer High              Pioneer Ibbotson Aggressive       Pioneer Ibbotson Growth
                                          Yield VCT Subaccount               Allocation VCT                  Allocation VCT
                                               (Class II)                 Subaccount (Class II)           Subaccount (Class II)
                                      ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                      ------------    ------------    ------------    ------------    ------------    ------------
Operations:
   Net investment income (loss) ...   $     33,699    $     29,875    $     (4,699)   $       (737)   $    (18,678)   $       (406)
   Realized gain (loss) ...........          4,354          30,128           2,431               3           4,254               9
   Change in unrealized gain (loss)
      on investments ..............         23,395         (61,499)         44,836           2,545         102,995           3,062
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         operations ...............         61,448          (1,496)         42,568           1,811          88,571           2,665
                                      ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
   Participant purchase payments ..         33,196         178,709         305,675          87,768       2,700,665          64,247
   Participant transfers from other
      funding options .............        247,587         188,669              40              --         187,645          37,244
   Growth rate intra-fund
      transfers in ................             --              --              --              --              --              --
   Administrative charges .........           (204)           (178)             (8)             --             (21)             --
   Contract surrenders ............       (106,916)        (15,973)             --              --         (19,404)             --
   Participant transfers to other
      funding options .............       (278,737)        (75,486)             --              --        (348,580)            (20)
   Growth rate intra-fund
      transfers out ...............             --              --              --              --              --              --
   Other receipts/(payments) ......             --              --              --              --           1,210              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ........       (105,074)        275,741         305,707          87,768       2,521,515         101,471
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets ...............        (43,626)        274,245         348,275          89,579       2,610,086         104,136
Net Assets:
   Beginning of year ..............      1,066,606         792,361          89,579              --         104,136              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
   End of year ....................   $  1,022,980    $  1,066,606    $    437,854    $     89,579    $  2,714,222    $    104,136
                                      ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

  Pioneer Ibbotson Moderate                                            Pioneer Mid Cap                Pioneer Oak Ridge
       Allocation VCT            Pioneer International Value              Value VCT                 Large Cap Growth VCT
    Subaccount (Class II)         VCT Subaccount (Class II)         Subaccount (Class II)           Subaccount (Class II)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$    (27,017)   $     (1,091)   $     (1,637)   $       (826)   $     (8,850)   $     (5,311)   $     (8,384)   $     (6,406)
       7,994             475           4,920             263          90,801          16,470          19,137             924

     169,297           3,443          10,384           5,419         (50,761)          1,361          (7,191)         33,374
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     150,274           2,827          13,667           4,856          31,190          12,520           3,562          27,892
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   2,578,454          84,435          31,860           2,510          29,783         206,449          99,025         142,815

   1,058,501         115,663          83,823              --          14,353          60,693           9,319          55,505

          --              --              --              --              --              --              --              --
         (30)             --              (4)             --             (78)            (64)            (11)             (2)
     (44,408)             --              --              --         (36,597)         (4,631)       (120,406)           (621)

        (222)             --         (25,313)           (862)        (75,962)        (26,705)         (3,528)         (5,781)

          --              --              --              --              --              --              --              --
          --              --              --              --              --              --              --              --
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,592,295         200,098          90,366           1,648         (68,501)        235,742         (15,601)        191,916
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

   3,742,569         202,925         104,033           6,504         (37,311)        248,262         (12,039)        219,808

     202,925             --           42,606          36,102         390,907         142,645         412,997         193,189
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$  3,945,494    $    202,925    $    146,639    $     42,606    $    353,596    $    390,907    $    400,958    $    412,997
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                           Pioneer Real Estate              Pioneer Small and               Pioneer Small Cap
                                               Shares VCT                  Mid Cap Growth VCT                   Value VCT
                                          Subaccount (Class II)           Subaccount (Class II)           Subaccount (Class II)
                                      ----------------------------    ----------------------------    ----------------------------
                                          2006            2005            2006            2005            2006            2005
                                      ------------    ------------    ------------    ------------    ------------    ------------
Operations:
   Net investment income (loss) ...   $        640    $      2,036    $     (1,700)   $     (1,384)   $     (5,160)   $     (3,233)
   Realized gain (loss) ...........         20,742           8,533             274              44          25,518           5,232
   Change in unrealized gain (loss)
      on investments ..............         53,851          10,814           6,090           3,851          11,589           9,557
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         operations ...............         75,233          21,383           4,664           2,511          31,947          11,556
                                      ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
   Participant purchase payments ..         49,708         105,969              --          57,736           8,753          58,109
   Participant transfers from other
      funding options .............         14,618          39,409           1,679           3,383         100,424         108,215
   Growth rate intra-fund
      transfers in ................             --              --              --              --              --              --
   Administrative charges .........            (83)            (61)             (7)             (5)            (29)            (23)
   Contract surrenders ............         (5,282)         (3,048)         (1,311)           (718)         (7,195)         (2,312)
   Participant transfers to other
      funding options .............        (31,030)        (31,829)            (33)            (86)       (128,628)         (2,407)
   Growth rate intra-fund
      transfers out ...............             --              --              --              --              --              --
   Other receipts/(payments) ......             --              --              --              --              --              --
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         unit transactions ........         27,931         110,440             328          60,310         (26,675)        161,582
                                      ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets ...............        103,164         131,823           4,992          62,821           5,272         173,138
Net Assets:
   Beginning of year ..............        206,027          74,204          81,835          19,014         273,686         100,548
                                      ------------    ------------    ------------    ------------    ------------    ------------
   End of year ....................   $    309,191    $    206,027    $     86,827    $     81,835    $    278,958    $    273,686
                                      ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

       Pioneer Small                  Pioneer Strategic
       Company VCT                        Income VCT                  Pioneer Value VCT          Putnam VT Discovery Growth
    Subaccount (Class II)           Subaccount (Class II)           Subaccount (Class II)           Subaccount (Class IB)
----------------------------    ----------------------------    ----------------------------    ----------------------------
    2006            2005            2006            2005            2006            2005            2006            2005
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$       (413)   $       (702)   $     32,596    $     30,640    $     (8,983)   $     (7,252)   $     (3,418)   $     (5,346)
       4,158           2,899           1,918          15,587          25,504           3,025          25,245          56,064

        (874)         (2,238)          8,052         (43,306)         36,553          12,321          (2,847)        (46,108)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

       2,871             (41)         42,566           2,921          53,074           8,094          18,980           4,610
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

          --          18,500         152,137         186,483          33,445          76,289           1,400           1,000

          --              --         435,231         240,176           6,052          67,434           2,236             901

          --              --              --              --              --              --              --              --
          --              (6)           (116)            (98)            (14)            (16)            (58)            (52)
          --              --         (16,510)        (15,732)         (5,399)        (12,211)        (48,256)        (89,454)

     (50,619)             --        (209,280)       (120,560)         (2,140)           (842)        (28,364)         (8,613)

          --              --              --              --              --              --              --              --
          (1)             --              --         (14,309)             --          (9,295)             --        (164,046)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (50,620)         18,494         361,462         275,960          31,944         121,359         (73,042)       (260,264)
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------

     (47,749)         18,453         404,028         278,881          85,018         129,453         (54,062)       (255,654)

      47,749          29,296       1,040,416         761,535         398,738         269,285         238,523         494,177
------------    ------------    ------------    ------------    ------------    ------------    ------------    ------------
$         --    $     47,749    $  1,444,444    $  1,040,416    $    483,756    $    398,738    $    184,461    $    238,523
============    ============    ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                          Putnam VT International          Putnam VT Small Cap
                                             Equity Subaccount               Value Subaccount              Travelers AIM Capital
                                                (Class IB)                      (Class IB)                Appreciation Subaccount
                                       ----------------------------    ----------------------------    ----------------------------
                                           2006            2005            2006            2005            2006            2005
                                       ------------    ------------    ------------    ------------    ------------    ------------
Operations:
   Net investment income (loss) ....   $    (50,771)   $    (15,931)   $   (130,410)   $   (140,789)   $    (22,918)   $    (59,989)
   Realized gain (loss) ............        297,767         128,888       1,388,078         785,142         958,510          56,899
   Change in unrealized gain (loss)
      on investments ...............        602,908         203,158         (94,096)       (223,379)       (660,877)        278,373
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets resulting from
         operations ................        849,904         316,115       1,163,572         420,974         274,715         275,283
                                       ------------    ------------    ------------    ------------    ------------    ------------
Unit Transactions:
   Participant purchase payments ...          5,070          51,542          63,513         334,213           4,048          56,903
   Participant transfers from other
      funding options ..............        959,103         130,732         452,606       1,195,385           5,166          98,645
   Growth rate intra-fund
      transfers in .................             --              --              --              --              --              --
   Administrative charges ..........           (438)           (401)           (934)           (994)            (13)           (389)
   Contract surrenders .............       (446,043)       (261,141)     (1,245,064)       (761,930)       (144,298)       (428,618)
   Participant transfers to other
      funding options ..............       (295,575)        (96,158)       (910,510)       (624,117)     (4,447,280)       (151,050)
   Growth rate intra-fund
      transfers out ................             --              --              --              --              --              --
   Other receipts/(payments) .......         (2,395)        (38,991)        (20,962)            107              32          (7,961)
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in net
         assets resulting from unit
         transactions ..............        219,722        (214,417)     (1,661,351)        142,664      (4,582,345)       (432,470)
                                       ------------    ------------    ------------    ------------    ------------    ------------
      Net increase (decrease) in
         net assets ................      1,069,626         101,698        (497,779)        563,638      (4,307,630)       (157,187)
Net Assets:
   Beginning of year ...............      3,425,108       3,323,410       8,486,807       7,923,169       4,307,630       4,464,817
                                       ------------    ------------    ------------    ------------    ------------    ------------
   End of year .....................   $  4,494,734    $  3,425,108    $  7,989,028    $  8,486,807    $         --    $  4,307,630
                                       ============    ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

    Travelers Convertible       Travelers Disciplined Mid Cap      Travelers Equity Income         Travelers Federated High
    Securities Subaccount             Stock Subaccount                    Subaccount                   Yield Subaccount
----------------------------    -----------------------------    ----------------------------    ----------------------------
    2006            2005            2006             2005            2006            2005            2006            2005
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------
$      4,309    $        581    $     (1,483)    $    (24,036)   $    116,685    $   (300,662)   $    154,205    $    (57,278)
     182,809         156,236         461,459           30,098       2,824,925         594,855          27,298          15,241

     (25,484)       (215,461)       (346,366)         110,662      (2,163,431)        159,780        (128,184)         54,609
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------

     161,634         (58,644)        113,610          116,724         778,179         453,973          53,319          12,572
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------

      16,558          70,304           1,156           43,645          30,404         487,778          60,075         102,010

      25,044       2,320,784              66           34,627         366,329       1,828,080          34,553         111,043

          --              --              --               --              --              --              --              --
          --            (268)             --             (244)            (25)         (2,041)             --            (330)
    (155,970)     (1,343,386)        (29,898)         (28,913)       (689,088)     (2,115,650)       (534,385)       (243,938)

  (2,672,440)     (3,593,768)     (1,356,472)         (26,299)    (16,155,199)       (933,964)     (2,215,685)       (113,855)

          --              --              --               --              --              --              --              --
          --              --              --             (202)       (170,853)       (146,419)             --         (23,009)
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------

  (2,786,808)     (2,546,334)     (1,385,148)          22,614     (16,618,432)       (882,216)     (2,655,442)       (168,079)
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------

  (2,625,174)     (2,604,978)     (1,271,538)         139,338     (15,840,253)       (428,243)     (2,602,123)       (155,507)

   2,625,174       5,230,152       1,271,538        1,132,200      15,840,253      16,268,496       2,602,123       2,757,630
------------    ------------    ------------     ------------    ------------    ------------    ------------    ------------
$         --    $  2,625,174    $         --     $  1,271,538    $         --    $ 15,840,253    $         --    $  2,602,123
============    ============    ============     ============    ============    ============    ============    ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                                      Travelers Managed
                                           Travelers Federated Stock      Travelers Large Cap         Allocation Series:
                                                    Subaccount                Subaccount            Aggressive Subaccount
                                           -------------------------  --------------------------  --------------------------
                                               2006          2005         2006          2005          2006          2005
                                           ------------  -----------  ------------  ------------  ------------  ------------
Operations:
   Net investment income (loss) ........   $      1,873  $    (3,624) $     (6,672) $    (99,129) $      8,770  $     (3,295)
   Realized gain (loss) ................         38,912          840       661,117         2,766        46,190         3,422
   Change in unrealized gain (loss)
      on investments ...................        (34,474)       8,810      (451,173)      500,004       (20,458)       20,458
                                           ------------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in
         net assets resulting from
         operations ....................          6,311        6,026       203,272       403,641        34,502        20,585
                                           ------------  -----------  ------------  ------------  ------------  ------------
Unit Transactions:
   Participant purchase payments .......          1,011        4,503        39,957        78,236        27,908        74,906
   Participant transfers from other
      funding options ..................          1,490       24,981        74,064       422,198       258,037       419,762
   Growth rate intra-fund
      transfers in .....................             --           --            --            --            --            --
   Administrative charges ..............             --          (62)           (8)       (1,116)           --            --
   Contract surrenders .................           (408)      (1,677)     (290,045)     (357,845)       41,005       (53,957)
   Participant transfers to other
      funding options ..................       (192,715)      (1,170)   (6,541,835)     (170,419)     (822,748)           --
   Growth rate intra-fund
      transfers out ....................             --           --            --            --            --            --
   Other receipts/(payments) ...........             --           --       (35,935)      (58,820)           --            --
                                           ------------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net
         assets resulting from unit
         transactions ..................       (190,622)      26,575    (6,753,802)      (87,766)     (495,798)      440,711
                                           ------------  -----------  ------------  ------------  ------------  ------------
      Net increase (decrease) in
         net assets ....................       (184,311)      32,601    (6,550,530)      315,875      (461,296)      461,296
Net Assets:
   Beginning of year ...................        184,311      151,710     6,550,530     6,234,655       461,296            --
                                           ------------  -----------  ------------  ------------  ------------  ------------
   End of year .........................   $         --  $   184,311  $         --  $  6,550,530  $         --  $    461,296
                                           ============  ===========  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

   Travelers Managed            Travelers Managed      Travelers Managed Allocation   Travelers Managed Allocation
   Allocation Series:           Allocation Series:      Series: Moderate-Aggressive  Series: Moderate-Conservative
Conservative Subaccount       Moderate     Subaccount           Subaccount                     Subaccount
-------------------------   -------------------------  ----------------------------  -----------------------------
    2006         2005           2006          2005         2006            2005           2006          2005
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------
$     24,845  $      (828)  $     55,083  $      (373) $      87,002  $     (25,060) $       1,743  $          (39)
     (26,164)      (1,165)        60,244        1,802        400,370         11,483           (235)             18

      (1,511)       1,511        (36,423)      36,423       (265,421)       265,421           (526)            526
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------

      (2,830)        (482)        78,904       37,852        221,951        251,844            982             505
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------

      45,782       38,000        162,215      647,834        167,276        740,783         20,830              --

     374,056      473,263      1,070,344    1,326,276        538,531      4,100,702          8,455          37,750

          --           --             --           --             --             --             --              --
          --           --             --          (50)            --            (30)            --              --
          --           --         (1,418)      (2,033)        (5,704)      (103,613)            --              --

    (777,789)    (150,000)    (3,319,924)          --     (5,900,944)       (10,796)       (68,454)            (68)

          --           --             --           --             --             --             --              --
          --           --             --           --             --             --             --              --
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------

    (357,951)     361,263     (2,088,783)   1,972,027     (5,200,841)     4,727,046        (39,169)         37,682
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------

    (360,781)     360,781     (2,009,879)   2,009,879     (4,978,890)     4,978,890        (38,187)         38,187

     360,781           --      2,009,879         --        4,978,890             --         38,187              --
------------  -----------   ------------  -----------  -------------  -------------  -------------  --------------
$         --  $   360,781   $         --  $ 2,009,879  $          --  $   4,978,890  $          --  $       38,187
============  ===========   ============  ===========  =============  =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                           Travelers Mercury           Travelers MFS(R)
                                           Travelers Managed Income         Large Cap Core              Mid Cap Growth
                                                  Subaccount                  Subaccount                  Subaccount
                                          --------------------------  --------------------------  --------------------------
                                              2006          2005          2006          2005          2006         2005
                                          ------------  ------------  ------------  ------------  ------------  ------------
Operations:
   Net investment income (loss) .......   $    237,680  $    281,396  $    (11,291) $    (53,033) $    (33,048) $    (85,708)
   Realized gain (loss) ...............     (1,457,058)     (172,736)      388,965        (1,336)      943,196        39,425
   Change in unrealized gain (loss)
      on investments ..................      1,056,855      (202,275)     (193,353)      343,723      (565,518)      303,884
                                          ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in
         net assets resulting from
         operations ...................       (162,523)      (93,615)      184,321       289,354       344,630       257,601
                                          ------------  ------------  ------------  ------------  ------------  ------------
Unit Transactions:
   Participant purchase payments ......         31,933       107,674            11       107,836         4,973        77,733
   Participant transfers from other
      funding options .................        296,244       662,644        57,667       114,751        93,518     4,893,837
   Growth rate intra-fund
      transfers in ....................             --            --            --            --            --            --
   Administrative charges .............            (26)       (2,632)           (3)         (421)           (5)       (1,632)
   Contract surrenders ................       (678,292)   (2,291,209)      (40,519)     (295,507)     (180,083)     (254,731)
   Participant transfers to other
      funding options .................    (16,166,072)   (1,644,656)   (3,244,192)      (61,560)   (6,245,447)     (247,572)
   Growth rate intra-fund
      transfers out ...................             --            --            --            --            --            --
   Other receipts/(payments) ..........        (65,229)     (136,097)          (22)      (92,418)        1,994       (37,940)
                                          ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in net
         assets resulting from unit
         transactions .................    (16,581,442)   (3,304,276)   (3,227,058)     (227,319)   (6,325,050)    4,429,695
                                          ------------  ------------  ------------  ------------  ------------  ------------
      Net increase (decrease) in
         net assets ...................    (16,743,965)   (3,397,891)   (3,042,737)       62,035    (5,980,420)    4,687,296
Net Assets:
   Beginning of year ..................     16,743,965    20,141,856     3,042,737     2,980,702     5,980,420     1,293,124
                                          ------------  ------------  ------------  ------------  ------------  ------------
   End of year ........................   $         --  $ 16,743,965  $         --  $  3,042,737  $         --  $  5,980,420
                                          ============  ============  ============  ============  ============  ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                            Travelers Mondrian
      Travelers MFS(R)            Travelers MFS(R)           International Stock         Travelers Pioneer Fund
  Total Return Subaccount         Value Subaccount               Subaccount                    Subaccount
---------------------------  -------------------------  ----------------------------  -----------------------------
     2006          2005          2006          2005          2006           2005           2006           2005
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------
$     468,017  $    203,650  $    (16,522) $       661  $     222,559  $    (117,881) $       6,591  $      (29,442)
    3,367,513     3,650,862       193,230      101,665      2,062,428         56,674        306,336          19,794

   (1,743,876)   (3,125,910)       23,188      (36,193)    (1,289,746)       531,783       (217,572)         72,125
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------

    2,091,654       728,602       199,896       66,133        995,241        470,576         95,355          62,477
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------

      341,309     1,621,827        25,347      259,172         38,013        259,752             --          63,200

      296,704     4,649,326       501,655    2,125,327        247,863      1,322,811         80,007         272,923

           --            --            --           --             --             --             --              --
         (119)       (9,895)           (2)        (124)            (2)          (659)            --            (134)
   (2,972,728)   (3,873,715)      (29,164)    (200,569)       (73,513)      (201,904)       (24,022)        (48,736)

  (67,155,539)   (2,807,882)   (2,986,584)    (172,654)    (7,995,348)      (131,967)    (1,713,077)       (115,755)

           --            --            --           --             --             --             --              --
     (291,649)   (1,041,080)           --      (20,768)            --        (30,810)           (17)             --
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------

  (69,782,022)   (1,461,419)   (2,488,748)   1,990,384     (7,782,987)     1,217,223     (1,657,109)        171,498
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------

  (67,690,368)     (732,817)   (2,288,852)   2,056,517     (6,787,746)     1,687,799     (1,561,754)        233,975

   67,690,368    68,423,185     2,288,852      232,335      6,787,746      5,099,947      1,561,754       1,327,779
-------------  ------------  ------------  -----------  -------------  -------------  -------------  --------------
$          --  $ 67,690,368  $         --  $ 2,288,852  $          --  $   6,787,746  $          --  $    1,561,754
=============  ============  ============  ===========  =============  =============  =============  ==============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                Travelers Pioneer Mid Cap   Travelers Pioneer Strategic     Travelers Quality Bond
                                                     Value Subaccount           Income Subaccount                 Subaccount
                                                -------------------------   ---------------------------   -------------------------
                                                    2006         2005           2006           2005          2006          2005
                                                -----------   -----------   ------------   ------------   -----------   -----------
Operations:
   Net investment income (loss) .............   $      (809)  $      (495)  $    (12,739)  $     47,515   $   122,494   $   (52,861)
   Realized gain (loss) .....................         7,450         1,276            802          2,643      (174,627)      (20,403)
   Change in unrealized gain (loss)
     on investments .........................          (834)          834         30,504        (22,010)       28,814        61,973
                                                -----------   -----------   ------------   ------------   -----------   -----------
     Net increase (decrease) in
       net assets resulting from
       operations ...........................         5,807         1,615         18,567         28,148       (23,319)      (11,291)
                                                -----------   -----------   ------------   ------------   -----------   -----------
Unit Transactions:
   Participant purchase payments ............         2,647        42,831         31,318        242,076        68,368        70,131
   Participant transfers from other
     funding options ........................        65,710        32,932        564,406      1,751,590        67,305       133,467
   Growth rate intra-fund
     transfers in ...........................            --            --             --             --            --            --
   Administrative charges ...................            --            (2)            (2)          (145)           (8)         (392)
   Contract surrenders ......................          (151)          (41)       (38,215)      (358,586)     (107,739)     (225,065)
   Participant transfers to other
     funding options ........................      (151,348)           --     (2,425,445)       (77,982)   (2,314,030)     (563,917)
   Growth rate intra-fund
     transfers out ..........................            --            --             --             --            --            --
   Other receipts/(payments) ................            --            --             --        (18,834)      (14,090)      (55,907)
                                                -----------   -----------   ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets
       resulting from unit transactions .....       (83,142)       75,720     (1,867,938)     1,538,119    (2,300,194)     (641,683)
                                                -----------   -----------   ------------   ------------   -----------   -----------
     Net increase (decrease) in net assets ..       (77,335)       77,335     (1,849,371)     1,566,267    (2,323,513)     (652,974)
Net Assets:
   Beginning of year ........................        77,335            --      1,849,371        283,104     2,323,513     2,976,487
                                                -----------   -----------   ------------   ------------   -----------   -----------
   End of year ..............................   $        --   $    77,335   $         --   $  1,849,371   $        --   $ 2,323,513
                                                ===========   ===========   ============   ============   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 Travelers Strategic Equity    Travelers Style Focus Series:   Travelers Style Focus Series:   Travelers U.S. Government
       Subaccount               Small Cap Growth Subaccount      Small Cap Value Subaccount      Securities Subaccount
----------------------------   -----------------------------   -----------------------------   -------------------------
     2006           2005          2006            2005             2006            2005            2006          2005
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------
$     (11,285)  $    (77,403)  $      (289)  $          (303)  $      (427)   $          (36)  $     3,852   $    (1,420)
   (1,686,179)      (397,448)        7,356               728         7,114               328        (4,317)          276

    2,040,417        459,025        (1,507)            1,507          (351)              351        (2,132)        2,167
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------

      342,953        (15,826)        5,560             1,932         6,336               643        (2,597)        1,023
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------

       51,433         23,762            --            14,508            --            21,685             2        41,353

        5,728         17,116        15,006            19,448        57,028             9,600         5,948         1,258

           --             --            --                --            --                --            --            --
          (16)        (2,321)           --                --            --                (2)           --           (23)
     (322,016)      (553,589)         (235)               --            --                --           (65)         (185)

   (7,934,972)      (390,291)      (55,509)             (709)      (95,289)               --       (71,557)       (8,508)

           --             --            --                --            --                --            --            --
      (12,780)       (90,566)           (1)               --            (1)               --            --            --
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------

   (8,212,623)      (995,889)      (40,739)           33,247       (38,262)           31,283       (65,672)       33,895
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------
   (7,869,670)    (1,011,715)      (35,179)           35,179       (31,926)           31,926       (68,269)       34,918

    7,869,670      8,881,385        35,179                --        31,926                --        68,269        33,351
-------------   ------------   -----------   ---------------   -----------    --------------   -----------   -----------
$          --   $  7,869,670   $        --   $        35,179   $        --    $       31,926   $        --   $    68,269
=============   ============   ===========   ===============   ===========    ==============   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

                                                                                  Van Kampen LIT              Van Kampen LIT
                                                   Travelers Van Kampen        Comstock Subaccount        Enterprise Subaccount
                                                  Enterprise Subaccount              (Class II)                 (Class II)
                                                -------------------------   -------------------------   -------------------------
                                                    2006         2005          2006          2005          2006           2005
                                                -----------   -----------   -----------   -----------   -----------   -----------
Operations:
   Net investment income (loss) .............   $   (11,635)  $   (35,775)  $   (35,581)  $   (59,073)  $    (1,932)  $    (1,530)
   Realized gain (loss) .....................      (952,480)     (211,411)      477,032       305,051        12,517           300
   Change in unrealized gain (loss)
     on investments .........................     1,057,290       392,580       114,419      (150,248)       (5,863)        6,791
                                                -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in
       net assets resulting from
       operations ...........................        93,175       145,394       555,870        95,730         4,722         5,561
                                                -----------   -----------   -----------   -----------   -----------   -----------
Unit Transactions:
   Participant purchase payments ............            10        60,351        55,603       369,757            --        13,080
   Participant transfers from other
     funding options ........................         3,676        62,260        91,379       249,066         2,078             7
   Growth rate intra-fund
     transfers in ...........................            --            --            --            --            --            --
   Administrative charges ...................            (2)         (662)         (681)         (731)          (15)          (16)
   Contract surrenders ......................      (143,908)     (185,492)     (832,508)     (504,770)      (23,541)          (45)
   Participant transfers to other
     funding options ........................    (2,389,667)     (130,461)     (254,887)     (228,662)          (98)          (17)
   Growth rate intra-fund
     transfers out ..........................            --            --            --            --            --            --
   Other receipts/(payments) ................           205       (46,475)           --       (81,083)           --            --
                                                -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in
       net assets resulting from
       unit transactions ....................    (2,529,686)     (240,479)     (941,094)     (196,423)      (21,576)       13,009
                                                -----------   -----------   -----------   -----------   -----------   -----------
     Net increase (decrease) in
       net assets ...........................    (2,436,511)      (95,085)     (385,224)     (100,693)      (16,854)       18,570
Net Assets:
   Beginning of year ........................     2,436,511     2,531,596     4,762,282     4,862,975       116,687        98,117
                                                -----------   -----------   -----------   -----------   -----------   -----------
   End of year ..............................   $        --   $ 2,436,511   $ 4,377,058   $ 4,762,282   $    99,833   $   116,687
                                                ===========   ===========   ===========   ===========   ===========   ===========

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Continued)
                 For the years ended December 31, 2006 and 2005

 Van Kampen LIT Strategic          VIP Contrafund(R)             VIP Contrafund(R)            VIP Dynamic Capital
        Growth                        Subaccount                    Subaccount              Appreciation Subaccount
   Subaccount (Class I)            (Service Class 2)              (Service Class)              (Service Class 2)
---------------------------   ---------------------------   ---------------------------   ---------------------------
    2006           2005           2006           2005           2006           2005           2006           2005
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$    (95,071)  $    (84,228)  $    (42,874)  $    (66,901)  $   (118,383)  $   (209,426)  $     (8,246)  $     (6,319)
    (444,956)      (672,178)       516,609        113,185      2,204,467        209,818         57,154          9,125

     603,745      1,115,435       (138,587)       406,791       (628,558)     1,855,582         (8,391)        55,392
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

      63,718        359,029        335,148        453,075      1,457,526      1,855,974         40,517         58,198
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

       1,580         23,586         97,993        356,780        253,557        893,168         19,841         34,879

      52,571         61,183        568,056        363,541      3,990,658      2,799,321        138,942         55,266

          --             --             --             --             --             --             --             --
      (1,700)        (2,071)          (405)          (397)        (2,171)        (2,015)           (54)           (47)
    (387,372)      (282,676)      (312,781)      (160,080)    (2,953,641)      (808,744)      (112,285)       (19,596)

    (604,330)      (888,430)      (365,745)      (423,419)    (1,187,491)      (639,036)       (59,976)       (12,445)

          --             --             --             --             --             --             --             --
     (80,343)       (64,718)        (7,993)            --        (41,774)       (68,465)            --             --
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

  (1,019,594)    (1,153,126)       (20,875)       136,425         59,138      2,174,229        (13,532)        58,057
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------

    (955,876)      (794,097)       314,273        589,500      1,516,664      4,030,203         26,985        116,255

   6,448,804      7,242,901      3,766,429      3,176,929     15,252,081     11,221,878        382,864        266,609
------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
$  5,492,928   $  6,448,804   $  4,080,702   $  3,766,429   $ 16,768,745   $ 15,252,081   $    409,849   $    382,864
============   ============   ============   ============   ============   ============   ============   ============

   The accompanying notes are an integral part of these financial statements.

                       METLIFE OF CT SEPARATE ACCOUNT TEN
                             FOR VARIABLE ANNUITIES

               STATEMENTS OF CHANGES IN NET ASSETS -- (Concluded)
                 For the years ended December 31, 2006 and 2005

                                                   VIP Mid Cap Subaccount
                                                     (Service Class 2)
                                                ---------------------------
                                                    2006           2005
                                                ------------   ------------
Operations:
   Net investment income (loss) .............   $   (374,994)  $   (341,818)
   Realized gain (loss) .....................      3,356,694        858,781
   Change in unrealized gain (loss)
     on investments .........................     (1,015,027)     2,025,213
                                                ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       operations ...........................      1,966,673      2,542,176
                                                ------------   ------------
Unit Transactions:
   Participant purchase payments ............        177,445        667,123
   Participant transfers from other
     funding options ........................      3,120,155      4,433,646
   Growth rate intra-fund
     transfers in ...........................             --             --
   Administrative charges ...................         (2,229)        (1,933)
   Contract surrenders ......................     (3,057,830)      (993,584)
   Participant transfers to other
     funding options ........................     (1,502,653)    (2,186,096)
   Growth rate intra-fund
     transfers out ..........................             --             --
   Other receipts/(payments) ................        (96,643)       (73,414)
                                                ------------   ------------
     Net increase (decrease) in
       net assets resulting from
       unit transactions ....................     (1,361,755)     1,845,742
                                                ------------   ------------
     Net increase (decrease) in
       net assets ...........................        604,918      4,387,918
Net Assets:
   Beginning of year ........................     19,746,116     15,358,198
                                                ------------   ------------
   End of year ..............................   $ 20,351,034   $ 19,746,116
                                                ============   ============

   The accompanying notes are an integral part of these financial statements.

                          NOTES TO FINANCIAL STATEMENTS

1. BUSINESS

MetLife of CT Separate Account Ten for Variable Annuities ("Separate Account Ten") (formerly, The Travelers Separate Account Ten for Variable Annuities) is a separate account of MetLife Life and Annuity Company of Connecticut (the "Company") (formerly, The Travelers Life and Annuity Company), an indirect wholly owned subsidiary of MetLife, Inc., a Delaware corporation, and is available for funding certain variable annuity contracts issued by the Company. Separate Account Ten, established on June 18, 1999, is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The products supported by Separate Account Ten are Pioneer AnnuiStar Flex Variable Annuity (formerly, Travelers Life & Annuity Pioneer AnnuiStar Flex Variable Annuity), Portfolio Architect 3 Variable Annuity (formerly, Travelers Portfolio Architect 3 Variable Annuity), Portfolio Architect L Variable Annuity (formerly, Travelers Life & Annuity Portfolio Architect L Variable Annuity), Vintage 3 Variable Annuity (formerly, Travelers Vintage 3 Variable Annuity), Vintage II (Series II) Variable Annuity (formerly, Travelers Life and Annuity Vintage II (Series II) Variable Annuity), Vintage II Variable Annuity (formerly, Travelers Vintage II Variable Annuity) and Vintage L Variable Annuity (formerly, Travelers Life & Annuity Vintage L Variable Annuity).

Separate Account Ten is divided into Subaccounts, each of which is treated as an individual separate account for financial reporting purposes. Each Subaccount invests in shares of the corresponding portfolios, series and funds (with the same name) of registered investment management companies (collectively, the "Funds") which are presented below. For convenience, the portfolios, series or funds are referred to as "portfolios".

      AIM Variable Insurance Funds
      American Funds Insurance Series
      Credit Suisse Trust
      Dreyfus Variable Investment Fund
      Franklin Templeton Variable Insurance Products Trust
      Janus Aspen Series
      Legg Mason Partners Investment Series
      Legg Mason Partners Variable Portfolios V
      Legg Mason Partners Variable Portfolios I, Inc.
      Legg Mason Partners Variable Portfolios II
      Legg Mason Partners Variable Portfolios III, Inc.
      Legg Mason Partners Variable Portfolios IV
      Lord Abbett Series Fund, Inc.
      Met Investors Series Trust
      Metropolitan Series Fund, Inc.
      PIMCO Variable Insurance Trust
      Pioneer Portfolio
      Putnam Variable Trust
      Van Kampen Life Investment Trust
      Variable Insurance Products Fund

Participant purchase payments applied to Separate Account Ten are invested in one or more Subaccounts in accordance with the selection made by the contract owner. The following Subaccounts were available for investment as of December 31, 2006 (the share class indicated in parentheses is that of the portfolio in which the Subaccount invests):

      AIM V.I. Capital Appreciation Subaccount (Series II)
      AIM V.I. Core Equity Subaccount (Series I)
      AIM V.I. Mid Cap Core Equity Subaccount (Series II)
      American Funds Global Growth Subaccount (Class 2)
      American Funds Growth Subaccount (Class 2)
      American Funds Growth-Income Subaccount (Class 2)
      Credit Suisse Trust Emerging Markets Subaccount
      Dreyfus VIF Appreciation Subaccount (Initial Shares)
      Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
      FTVIPT Franklin Income Securities Subaccount (Class 2)
      FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
      FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount (Class 2) FTVIPT Templeton Developing Markets Securities Subaccount (Class 2) FTVIPT Templeton Foreign Securities Subaccount (Class 2)
      Janus Aspen Global Life Sciences Subaccount (Service Shares)
      Janus Aspen Global Technology Subaccount (Service Shares)
      Janus Aspen Mid Cap Growth Subaccount (Service Shares)
      Janus Aspen Worldwide Growth Subaccount (Service Shares)
      LMPIS Dividend Strategy Subaccount
      LMPIS Premier Selections All Cap Growth Subaccount
      LMPVPV Small Cap Growth Opportunities Subaccount
      LMPVPI All Cap Subaccount (Class I)
      LMPVPI All Cap Subaccount (Class II)
      LMPVPI Investors Subaccount (Class I)
      LMPVPI Large Cap Growth Subaccount (Class I)
      LMPVPI Small Cap Growth Subaccount (Class I)
      LMPVPI Total Return Subaccount (Class II)
      LMPVPII Aggressive Growth Subaccount (Class I)
      LMPVPII Aggressive Growth Subaccount (Class II)
      LMPVPII Appreciation Subaccount
      LMPVPII Diversified Strategic Income Subaccount
      LMPVPII Equity Index Subaccount (Class II)
      LMPVPII Fundamental Value Subaccount
      LMPVPII Growth and Income Subaccount (Class I)
      LMPVPIII Adjustable Rate Income Subaccount
      LMPVPIII Aggressive Growth Subaccount
      LMPVPIII High Income Subaccount
      LMPVPIII International All Cap Growth Subaccount
      LMPVPIII Large Cap Growth Subaccount
      LMPVPIII Large Cap Value Subaccount
      LMPVPIII Mid Cap Core Subaccount
      LMPVPIII Money Market Subaccount
      LMPVPIII Social Awareness Stock Subaccount *
      LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
      LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth and Value LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value

      Lord Abbett Growth and Income Subaccount (Class VC)
      Lord Abbett Mid-Cap Value Subaccount (Class VC)
      MIST Batterymarch Mid-Cap Stock Subaccount (Class A)
      MIST BlackRock High Yield Subaccount (Class A)
      MIST BlackRock Large-Cap Core Subaccount (Class A)
      MIST Dreman Small-Cap Value Subaccount (Class A)
      MIST Harris Oakmark International Subaccount (Class A)
      MIST Janus Capital Appreciation Subaccount (Class A)
      MIST Legg Mason Partners Managed Assets Subaccount (Class A)
      MIST Lord Abbett Bond Debenture Subaccount (Class A)
      MIST Lord Abbett Growth and Income Subaccount (Class B)
      MIST Lord Abbett Mid-Cap Value Subaccount (Class B)
      MIST Met/AIM Capital Appreciation Subaccount (Class A)
      MIST Met/AIM Small Cap Growth Subaccount (Class A)
      MIST MFS(R) Value Subaccount (Class A)
      MIST Neuberger Berman Real Estate Subaccount (Class A)
      MIST Oppenheimer Capital Appreciation Subaccount (Class B)
      MIST Pioneer Fund Subaccount (Class A)
      MIST Pioneer Mid-Cap Value Subaccount (Class A)
      MIST Pioneer Strategic Income Subaccount (Class A)
      MIST Third Avenue Small Cap Value Subaccount (Class B)
      MSF BlackRock Aggressive Growth Subaccount (Class D)
      MSF BlackRock Bond Income Subaccount (Class A)
      MSF BlackRock Bond Income Subaccount (Class E)
      MSF BlackRock Money Market Subaccount (Class A)
      MSF Capital Guardian U.S. Equity Subaccount (Class A)
      MSF FI Large Cap Subaccount (Class A)
      MSF FI Value Leaders Subaccount (Class D)
      MSF MetLife Aggressive Allocation Subaccount (Class B)
      MSF MetLife Conservative Allocation Subaccount (Class B)
      MSF MetLife Conservative to Moderate Allocation Subaccount (Class B) MSF MetLife Moderate Allocation Subaccount (Class B)
      MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B) MSF MFS(R) Total Return Subaccount (Class F)
      MSF Oppenheimer Global Equity Subaccount (Class B)
      MSF T. Rowe Price Large Cap Growth Subaccount (Class B)
      MSF Western Asset Management High Yield Bond Subaccount (Class A) MSF Western Asset Management U.S. Government Subaccount (Class A) PIMCO VIT Real Return Subaccount (Administrative Class)
      PIMCO VIT Total Return Subaccount (Administrative Class)
      Pioneer America Income VCT Subaccount (Class II)
      Pioneer AmPac Growth VCT Subaccount (Class II) *
      Pioneer Bond VCT Subaccount (Class II) *
      Pioneer Cullen Value VCT Subaccount (Class II)
      Pioneer Emerging Markets VCT Subaccount (Class II)
      Pioneer Equity Income VCT Subaccount (Class II)
      Pioneer Equity Opportunity VCT Subaccount (Class II) *
      Pioneer Fund VCT Subaccount (Class II)
      Pioneer Global High Yield VCT Subaccount (Class II)
      Pioneer Growth Shares VCT Subaccount (Class II)
      Pioneer High Yield VCT Subaccount (Class II)

      Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II) Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II) Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II) Pioneer International Value VCT Subaccount (Class II)
      Pioneer Mid Cap Value VCT Subaccount (Class II)
      Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II) Pioneer Real Estate Shares VCT Subaccount (Class II)
      Pioneer Small and Mid Cap Growth VCT Subaccount (Class II) Pioneer Small Cap Value VCT Subaccount (Class II)
      Pioneer Strategic Income VCT Subaccount (Class II)
      Pioneer Value VCT Subaccount (Class II)
      Putnam VT Discovery Growth Subaccount (Class IB)
      Putnam VT International Equity Subaccount (Class IB)
      Putnam VT Small Cap Value Subaccount (Class IB)
      Van Kampen LIT Comstock Subaccount (Class II)
      Van Kampen LIT Enterprise Subaccount (Class II)
      Van Kampen LIT Strategic Growth Subaccount (Class I)
      VIP Contrafund(R) Subaccount (Service Class 2)
      VIP Contrafund(R) Subaccount (Service Class)
      VIP Dynamic Capital Appreciation Subaccount (Service Class 2) VIP Mid Cap Subaccount (Service Class 2)

      * No net assets as of December 31, 2006

      The operations of the Subaccounts changed as follows during the years ended December 31, 2006 and 2005:

      For the year ended December 31, 2006:
      -------------------------------------

      Name changes:

      Old Name                                               New Name
      --------                                               --------
      Greenwich Street Appreciation Subaccount               LMPVPII Appreciation Subaccount
      Greenwich Street Diversified Strategic Income          LMPVPII Diversified Strategic Income
         Subaccount                                             Subaccount
      Greenwich Street Equity Index Subaccount               LMPVPII Equity Index Subaccount
      Salomon Brothers Variable Aggressive Growth            LMPVPIII Aggressive Growth Subaccount
         Subaccount
      Salomon Brothers Variable Growth & Income              LMPVPII Growth and Income Subaccount
         Subaccount
      Greenwich Street Fundamental Value Subaccount          LMPVPII Fundamental Value Subaccount
      Salomon Brothers Variable All Cap Subaccount           LMPVPI All Cap Subaccount
      Salomon Brothers Variable Investors Subaccount         LMPVPI Investors Subaccount
      Salomon Brothers Variable Large Cap Growth             LMPVPI Large Cap Growth Subaccount
         Subaccount
      Salomon Brothers Variable Small Cap Growth             LMPVPI Small Cap Growth Subaccount
         Subaccount
      Salomon Brothers Variable Total Return Subaccount      LMPVPI Total Return Subaccount
      Smith Barney Dividend Strategy Subaccount              LMPIS Dividend Strategy Subaccount
      Smith Barney Premier Selections All Cap Growth         LMPIS Premier Selections All Cap Growth
         Subaccount                                             Subaccount
      Multiple Discipline Subaccount - All Cap Growth        LMPVPIV Multiple Discipline Subaccount -
         and Value                                              All Cap Growth and Value

      ---------------------------------------------------

      Name changes: - (Continued)

      Old Name                                               New Name
      --------                                               --------
      Multiple Discipline Subaccount - Balanced All Cap      LMPVPIV Multiple Discipline Subaccount - Balanced
         Growth and Value                                       All Cap Growth and Value
      Multiple Discipline Subaccount - Global All Cap        LMPVPIV Multiple Discipline Subaccount - Global
         Growth and Value                                       All Cap Growth and Value
      Multiple Discipline Subaccount - Large Cap             LMPVPIV Multiple Discipline Subaccount - Large
         Growth and Value                                       Cap Growth and Value
      SB Adjustable Rate Income Subaccount                   LMPVPIII Adjustable Rate Income Subaccount
      Smith Barney Aggressive Growth Subaccount              LMPVPIII Aggressive Growth Subaccount
      Smith Barney High Income Subaccount                    LMPVPIII High Income Subaccount
      Smith Barney International All Cap Growth              LMPVPIII International All Cap Growth Subaccount
         Subaccount
      Smith Barney Large Capitalization Growth               LMPVPIII Large Cap Growth Subaccount
         Subaccount
      Smith Barney Large Cap Value Subaccount                LMPVPIII Large Cap Value Subaccount
      Smith Barney Mid Cap Core Subaccount                   LMPVPIII Mid Cap Core Subaccount
      Smith Barney Money Market Subaccount                   LMPVPIII Money Market Subaccount
      Social Awareness Stock Subaccount                      LMPVPIII Social Awareness Stock Subaccount
      Smith Barney Small Cap Growth Opportunities            LMPVPV Small Cap Growth Opportunities
         Subaccount                                             Subaccount

      Mergers:

      Old Portfolio                                          New Portfolio
      -------------                                          -------------
      AIM V.I. Premier Equity Portfolio (a)                  AIM V.I. Core Equity Portfolio (b)
      Capital Appreciation Fund (a)                          Janus Capital Appreciation Portfolio (b)
      High Yield Bond Trust (a)                              Western Asset Management High Yield
                                                                Bond Portfolio (b)
      Managed Assets Trust (a)                               Legg Mason Partners Managed Assets Portfolio (b)
      Money Market Portfolio (a)                             BlackRock Money Market Portfolio (b)
      Pioneer Small Company VCT Portfolio (a)                Pioneer Small Cap Value Portfolio (b)
      Travelers AIM Capital Appreciation Portfolio (a)       Met/AIM Capital Appreciation Portfolio (b)
      Travelers Convertible Securities Portfolio (a)         Lord Abbett Bond Debenture Portfolio (b)
      Travelers Disciplined Mid Cap Stock Portfolio (a)      Batterymarch Mid-Cap Stock Portfolio (b)
      Travelers Federated High Yield Portfolio (a)           BlackRock High Yield Portfolio (b)
      Travelers Federated Stock Portfolio (a)                Lord Abbett Growth and Income Portfolio (b)
      Travelers Mercury Large Cap Core Portfolio (a)         BlackRock Large-Cap Core Portfolio (b)
      Travelers MFS Value Portfolio (a)                      MFS Value Portfolio (b)
      Travelers Mondrian International Stock Portfolio (a)   Harris Oakmark International Portfolio (b)
      Travelers Pioneer Fund Portfolio (a)                   Pioneer Fund Portfolio (b)
      Travelers Pioneer Mid-Cap Value Portfolio (a)          Pioneer Mid-Cap Value Portfolio (b)
      Travelers Pioneer Strategic Income Portfolio (a)       Pioneer Strategic Income Portfolio (b)
      Travelers Style Focus Small Cap Growth Portfolio (a)   Met/AIM Small Cap Growth Portfolio (b)
      Travelers Style Focus Small Cap Value Portfolio (a)    Dreman Small-Cap Value Portfolio (b)
      Travelers Equity Income Portfolio (a)                  FI Value Leaders Portfolio (b)
      Travelers Large Cap Portfolio (a)                      FI Large Cap Portfolio (b)
      Travelers Managed Allocation Conservative              MetLife Conservative Allocation Portfolio (b)
         Portfolio (a)

      -------------------------------------

      Mergers: - (Continued)

      Old Portfolio                                          New Portfolio
      -------------                                          -------------
      Travelers Managed Allocation Moderate Conservative     MetLife Conservative to Moderate Allocation
         Portfolio (a)                                          Portfolio (b)
      Travelers Managed Allocation Moderate Portfolio (a)    MetLife Moderate Allocation Portfolio (b)
      Travelers Managed Allocation Moderate-Aggressive       MetLife Moderate to Aggressive Allocation
         Portfolio (a)                                          Portfolio (b)
      Travelers Managed Allocation Aggressive                MetLife Aggressive Allocation Portfolio (b)
         Portfolio (a)
      Travelers MFS Mid Cap Growth Portfolio (a)             BlackRock Aggressive Growth Portfolio (b)
      Travelers MFS Total Return Portfolio (a)               MFS Total Return Portfolio (b)
      Travelers Strategic Equity Portfolio (a)               FI Large Cap Portfolio (b)
      Travelers Managed Income Portfolio (a)                 BlackRock Bond Income Portfolio (b)
      Travelers Quality Bond Portfolio (a)                   BlackRock Bond Income Portfolio (b)
      Travelers U.S. Government Securities Portfolio (a)     Western Asset Management U.S. Government
                                                                Portfolio (b)
      Van Kampen Enterprise Portfolio (a)                    Capital Guardian U.S. Equity Portfolio (b)
      Pioneer Europe VCT Portfolio (c)                       Pioneer International Value VCT Portfolio (d)
      Pioneer Balanced VCT Portfolio (c)                     Pioneer Ibbotson Moderate Allocation Portfolio (d)
      Pioneer AmPac Growth VCT Portfolio (c)                 Pioneer Oak Ridge Large Cap Growth VCT
                                                                Portfolio (d)

      (a) For the period January 1, 2006 to April 30, 2006

      (b) For the period May 1, 2006 to December 31, 2006

      (c) For the period January 1, 2006 to December 7, 2006

      (d) For the period December 8, 2006 to December 31, 2006

      Substitutions:

      Old Portfolio                                          New Portfolio
      -------------                                          -------------
      Delaware VIP REIT Portfolio (e)                        Neuberger Berman Real Estate Portfolio (f)
      Janus Aspen Balanced Portfolio (e)                     MFS Total Return Portfolio (f)
      AllianceBernstein Growth and Income Portfolio (e)      Lord Abbett Growth and Income Portfolio (f)
      AllianceBernstein Large Cap Growth Portfolio (e)       T. Rowe Price Large Cap Growth Portfolio (f)
      Mercury Value Opportunities V.I. Portfolio (e)         Third Avenue Small Cap Value Portfolio (f)
      Mercury Global Allocation V.I. Portfolio (e)           Oppenheimer Global Equity Portfolio (f)
      Templeton Mutual Shares Securities Portfolio (e)       Lord Abbett Growth and Income Portfolio (f)
      Templeton Growth Securities Portfolio (e)              Oppenheimer Global Equity Portfolio (f)
      Oppenheimer Capital Appreciation Portfolio (e)         Oppenheimer Capital Appreciation Portfolio (f)
      Oppenheimer Main Street Portfolio (e)                  Lord Abbett Growth and Income Portfolio (f)
      Oppenheimer Global Securities Portfolio (e)            Oppenheimer Global Equity Portfolio (f)
      Lazard Retirement Small Cap Portfolio (g)              Third Avenue Small Cap Value Portfolio (h)

      (e) For the period January 1, 2006 to April 30, 2006

      (f) For the period May 1, 2006 to December 31, 2006

      (g) For the period January 1, 2006 to November 12, 2006

      (h) For the period November 13, 2006 to December 31, 2006

1. BUSINESS -- (Concluded)

      For the year ended December 31, 2005:
      -------------------------------------

      Mergers:

      Old Portfolio                                          New Portfolio
      -------------                                          -------------
      Travelers MFS Emerging Growth Portfolio                Travelers MFS Mid Cap Growth Portfolio

      Additions:

      Franklin Income Securities Subaccount
      Travelers Managed Allocation Aggressive Subaccount
      Travelers Managed Allocation Conservative Subaccount
      Travelers Managed Allocation Moderate Subaccount
      Travelers Managed Allocation Moderate-Aggressive Subaccount Travelers Managed Allocation Moderate-Conservative Subaccount Travelers Pioneer Bond VCT Subaccount
      Travelers Pioneer Cullen Value VCT Subaccount
      Travelers Pioneer Equity Opportunity VCT Subaccount
      Travelers Pioneer Global High Yield VCT Subaccount
      Travelers Pioneer Ibbotson Aggressive Allocation VCT Subaccount Travelers Pioneer Ibbotson Growth Allocation VCT Subaccount Travelers Pioneer Ibbotson Moderate Allocation VCT Subaccount Travelers Pioneer Mid Cap Value Subaccount
      Salomon Brothers Variable All Cap Subaccount
      Travelers Style Focus Small Cap Growth Subaccount
      Travelers Style Focus Small Cap Value Subaccount

This report is prepared for the general information of contract owners and is not an offer of units of Separate Account Ten or shares of Separate Account Ten's underlying funds. It should not be used in connection with any offer except in conjunction with the prospectus for Separate Account Ten product(s) offered by the Company and the prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by Separate Account Ten in the preparation of its financial statements.

Investments are valued daily at the net asset values per share of the underlying funds. Short-term investments are reported at fair value based on quoted market prices. Short-term investments, for which there is no reliable quoted market price, are recorded at amortized cost which approximates fair value. Changes in fair value are recorded in the Statement of Operations.

Security transactions are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the average cost of the investment sold. Income from dividends and realized gain distributions are recorded on the ex-distribution date.

Included in "other receipts/(payments)" in the Statement of Changes in Net Assets are primarily contract benefits which have been re-deposited with the Company and distributions for payouts.

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

The operations of Separate Account Ten form a part of the total operations of the Company and are not taxed separately. The Company is taxed as a life insurance company under the provisions of the Internal Revenue Code of 1986 (the "Code"). Under existing federal income tax law, no taxes are payable on the earnings of Separate Account Ten. Separate Account Ten is not taxed as a "regulated investment company" under Subchapter M of the Code.

Net assets allocated to contracts in the payout period are computed according to the Annuity 2000 Mortality Table. The assumed investment return is 3.0 percent. The mortality risk is fully borne by the Company and may result in additional amounts being transferred into the variable annuity account by the Company to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Company.

The financial highlights disclosure is comprised of the units, unit values, net assets, investment income ratio, expense ratios and total returns for each Subaccount. Since each Subaccount offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the Subaccount for the entire year.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and/or annuity unit values:

- Mortality and Expense Risks assumed by the Company ("M&E")

- Administrative fees paid for administrative expenses ("ADM")

- Enhanced Stepped-up Provision, if elected by the contract owner ("E.S.P".)

- Guaranteed Minimum Withdrawal Benefit, if elected by the contract owner
  ("GMWB")

- Guaranteed Minimum Withdrawal Benefit for Life, if elected by the contract owner ("GMWB L")

- Guaranteed Minimum Accumulation Benefit, if elected by the contract owner ("GMAB")

Below is a table displaying separate account charges with their associated products offered in Separate Account Ten for each funding option. The table displays the following death benefit ("Dth Ben") designations; Standard ("S"), Enhanced ("E"), Annual Step up ("SU"), Deferred Annual Step up ("D"), and Roll up ("R"). In products where there is one death benefit only, the Dth Ben column is blank.

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.30%   S   Vintage II (note 2)     1.15%   0.15%                                                    1.30%
Separate Account Charge 1.40%   SU  Vintage II (note 2)     1.25%   0.15%                                                    1.40%
                                S   Vintage II
                                      (Series II) (note 2)  1.25%   0.15%                                                    1.40%

Separate Account Charge 1.50%   S   Vintage II (note 2)     1.15%   0.15%   0.20%                                            1.50%
                                SU  Vintage II
                                      (Series II) (note 2)  1.35%   0.15%                                                    1.50%

Separate Account Charge 1.55%   R   Vintage II (note 2)     1.40%   0.15%                                                    1.55%
                                S   Vintage II (note 2)     1.15%   0.15%                             0.25%                  1.55%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%                                            1.55%

Separate Account Charge 1.60%   SU  Vintage II (note 2)     1.25%   0.15%   0.20%                                            1.60%

Separate Account Charge 1.65%   SU  Vintage II (note 2)     1.25%   0.15%                             0.25%                  1.65%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%                             0.25%                  1.65%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%                                            1.65%

Separate Account Charge 1.70%   S   Vintage II (note 2)     1.15%   0.15%           0.40%                                    1.70%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%                                                    1.70%

Separate Account Charge 1.75%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%                                                    1.75%
                                R   Vintage II (note 2)     1.40%   0.15%   0.20%                                            1.75%
                                S   Vintage II (note 2)     1.15%   0.15%   0.20%                     0.25%                  1.75%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%                             0.25%                  1.75%

Separate Account Charge 1.80%   R   Vintage II (note 2)     1.40%   0.15%                             0.25%                  1.80%
                                S   Vintage II (note 2)     1.15%   0.15%                   0.50%                            1.80%
                                SU  Vintage II (note 2)     1.25%   0.15%           0.40%                                    1.80%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%                     0.25%                  1.80%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%           0.40%                                    1.80%

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.85%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                                                     1.85%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%                                                     1.85%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%                                                     1.85%
                                    Vintage 3 (note 2)      1.70%   0.15%                                                     1.85%
                                SU  Vintage II (note 2)     1.25%   0.15%   0.20%                     0.25%                   1.85%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%                                             1.85%
                                SU  Vintage L (note 2)      1.70%   0.15%                                                     1.85%
Separate Account Charge 1.90%   S   Vintage II (note 2)     1.15%   0.15%   0.20%   0.40%                                     1.90%
                                SU  Vintage II (note 2)     1.25%   0.15%                   0.50%                             1.90%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%                   0.50%                             1.90%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%                                             0.50%   1.90%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%                     0.25%                   1.90%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%           0.40%                                     1.90%
Separate Account Charge 1.95%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%                                             1.95%
                                R   Vintage II (note 2)     1.40%   0.15%           0.40%                                     1.95%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%                             0.25%                   1.95%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%   0.40%                                     1.95%
Separate Account Charge 2.00%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%                             0.25%                   2.00%
                                R   Vintage II (note 2)     1.40%   0.15%   0.20%                     0.25%                   2.00%
                                S   Vintage II (note 2)     1.15%   0.15%   0.20%           0.50%                             2.00%
                                SU  Vintage II (note 2)     1.25%   0.15%   0.20%   0.40%                                     2.00%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%                   0.50%                             2.00%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%                                             0.50%   2.00%
                                SU  Vintage L (note 2)      1.70%   0.15%   0.15%                                             2.00%

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.05%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                                                     2.05%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                                             2.05%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%   0.20%                                             2.05%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%                                                     2.05%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%                                             2.05%
                                    Vintage 3 (note 2)      1.70%   0.15%   0.20%                                             2.05%
                                R   Vintage II (note 2)     1.40%   0.15%                   0.50%                             2.05%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%                                     0.50%   2.05%
                                S   Vintage II (Series II)
                                      (note 2)              1.25%   0.15%   0.15%                                             2.05%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%   0.40%                                     2.05%
                                R   Vintage L (note 2)      1.90%   0.15%                                                     2.05%
Separate Account Charge 2.10%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                             0.25%                   2.10%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%                             0.25%                   2.10%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%                             0.25%                   2.10%
                                    Vintage 3 (note 2)      1.70%   0.15%                             0.25%                   2.10%
                                SU  Vintage II (note 2)     1.25%   0.15%   0.20%           0.50%                             2.10%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%           0.40%                                     2.10%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%                     0.25%                   2.10%
                                SU  Vintage L (note 2)      1.70%   0.15%                             0.25%                   2.10%
Separate Account Charge 2.15%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%           0.40%                                     2.15%
                                R   Vintage II (note 2)     1.40%   0.15%   0.20%   0.40%                                     2.15%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%                              0.50%          2.15%
                                SU  Vintage II (Series II)
                                      (note 2)              1.35%   0.15%   0.15%                                     0.50%   2.15%
Separate Account Charge 2.20%   D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%                              0.25%          2.20%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%                   0.50%                             2.20%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%                                             0.50%   2.20%
                                R   Vintage L (note 2)      1.90%   0.15%   0.15%                                             2.20%

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.25%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                                             2.25%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%           0.40%                                     2.25%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%           0.40%                                     2.25%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%                                             0.50%   2.25%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%                   0.50%                             2.25%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%                                             2.25%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%           0.40%                                     2.25%
                                    Vintage 3 (note 2)      1.70%   0.15%           0.40%                                     2.25%
                                R   Vintage II (note 2)     1.40%   0.15%   0.20%           0.50%                             2.25%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%   0.40%                                     2.25%
                                SU  Vintage L (note 2)      1.70%   0.15%   0.15%                     0.25%                   2.25%
                                SU  Vintage L (note 2)      1.70%   0.15%           0.40%                                     2.25%
Separate Account Charge 2.30%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                             0.25%                   2.30%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                     0.25%                   2.30%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%   0.20%                     0.25%                   2.30%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%                             0.25%                   2.30%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%                     0.25%                   2.30%
                                    Vintage 3 (note 2)      1.70%   0.15%   0.20%                     0.25%                   2.30%
                                R   Vintage L (note 2)      1.90%   0.15%                             0.25%                   2.30%
Separate Account Charge 2.35%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                   0.50%                             2.35%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                                             0.50%   2.35%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%                   0.50%                             2.35%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%   0.40%                                     2.35%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%                                             0.50%   2.35%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%                   0.50%                             2.35%
                                    Vintage 3 (note 2)      1.70%   0.15%                   0.50%                             2.35%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%           0.50%                             2.35%
                                R   Vintage II (Series II)
                                      (note 2)              1.55%   0.15%   0.15%                                     0.50%   2.35%
                                SU  Vintage L (note 2)      1.70%   0.15%                   0.50%                             2.35%
                                SU  Vintage L (note 2)      1.70%   0.15%                                             0.50%   2.35%
Separate Account Charge 2.40%   SU  Vintage L (note 2)      1.70%   0.15%   0.15%   0.40%                                     2.40%

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.45%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%           0.40%                                    2.45%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%   0.40%                                    2.45%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%   0.20%   0.40%                                    2.45%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%           0.50%                            2.45%
                                D   Portfolio Architect L
                                      (notes 2-4)           1.60%   0.15%   0.20%                                     0.50%  2.45%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%           0.40%                                    2.45%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%   0.40%                                    2.45%
                                    Vintage 3 (note 2)      1.70%   0.15%   0.20%   0.40%                                    2.45%
                                R   Vintage L (note 2)      1.90%   0.15%           0.40%                                    2.45%
                                R   Vintage L (note 2)      1.90%   0.15%   0.15%                     0.25%                  2.45%
Separate Account Charge 2.50%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                                      0.65%         2.50%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                     0.25%                  2.50%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%                     0.25%                  2.50%
                                SU  Vintage L (note 2)      1.70%   0.15%   0.15%                                     0.50%  2.50%
                                SU  Vintage L (note 2)      1.70%   0.15%   0.15%           0.50%                            2.50%
Separate Account Charge 2.55%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                   0.50%                            2.55%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                                             0.50%  2.55%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                                     0.50%  2.55%
                                S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%           0.50%                            2.55%
                                    Portfolio Architect 3
                                      (notes 2-4)           1.70%   0.15%   0.20%           0.50%                            2.55%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%                                             0.50%  2.55%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%                   0.50%                            2.55%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%                                     0.50%  2.55%
                                SU  Portfolio Architect L
                                      (notes 2-4)           1.70%   0.15%   0.20%           0.50%                            2.55%
                                    Vintage 3 (note 2)      1.70%   0.15%   0.20%           0.50%                            2.55%
                                R   Vintage L (note 2)      1.90%   0.15%                   0.50%                            2.55%
                                R   Vintage L (note 2)      1.90%   0.15%                                             0.50%  2.55%
Separate Account Charge 2.60%   R   Vintage L (note 2)      1.90%   0.15%   0.15%   0.40%                                    2.60%
Separate Account Charge 2.65%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%                                      0.80%         2.65%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%   0.40%                                    2.65%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%   0.40%                                    2.65%

3. CONTRACT CHARGES -- (Concluded)

                                                                                      Asset-based Charges
                                                            ------------------------------------------------------------------------
                                                                                          Optional Features
                               Dth                                         -----------------------------------------------   Total
Separate Account Charge (1)    Ben  Product                  M&E    ADM    E.S.P.  GMWB I  GMWB II  GMWB III  GMWB L  GMAB   Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 2.70%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                              0.65%          2.70%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%                                      0.65%          2.70%
                                R   Vintage L (note 2)      1.90%   0.15%   0.15%                                     0.50%   2.70%
                                R   Vintage L (note 2)      1.90%   0.15%   0.15%           0.50%                             2.70%
Separate Account Charge 2.75%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                                     0.50%   2.75%
                                E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%           0.50%                             2.75%
                                R   Portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%                                     0.50%   2.75%
                                R   portfolio Architect L
                                      (notes 2-4)           1.90%   0.15%   0.20%           0.50%                             2.75%
Separate Account Charge 2.85%   S   Pioneer
                                      AnnuiStar Flex        1.70%   0.15%   0.20%                              0.80%          2.85%
Separate Account Charge 2.90%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                              0.65%          2.90%
Separate Account Charge 3.05%   E   Pioneer
                                      AnnuiStar Flex        1.90%   0.15%   0.20%                              0.80%          3.05%

(1) Certain accumulation and annuity unit values may not be available through certain Subaccounts.

(2) An amount equal to the underlying fund expenses that are in excess of 0.90% is being waived for the Harris Oakmark International Subaccount (Class A) of the Met Investors Series Trust.

(3) An amount equal to the underlying fund expenses that are in excess of 0.59% is being waived for the Lord Abbett Growth and Income Subaccount (Class B) of the Met Investors Series Trust.

(4) A waiver of 0.15% of the M&E charge applies to the Subaccount investing in the Western Asset Management U.S. Government Subaccount (Class A) of the Metropolitan Series Fund, Inc.

For contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to the Company to cover administrative charges.

No sales charges are deducted from participant purchase payments when they are received. However, in the accumulation phase, a withdrawal charge will apply, if the purchase payments are withdrawn. Likewise, in the annuity phase, if the Variable Liquidity Benefit is selected, there is a surrender charge associated with the amounts withdrawn. These charges, for withdrawals in the accumulation and annuity phases, are assessed through the redemption of units as noted below.

Product                      Withdrawal/Surrender Charges (as a percentage of the amount withdrawn)
Pioneer AnnuiStar Flex       Maximum percentage is 6% decreasing to 0% after 4 full years
Portfolio Architect L        Maximum percentage is 6% decreasing to 0% after 4 full years
Portfolio Architect 3        Maximum percentage is 6% decreasing to 0% after 3 full years
Vintage L                    Maximum percentage is 6% decreasing to 0% after 4 full years
Vintage II                   Maximum percentage is 6% decreasing to 0% after 7 full years
Vintage II (Series II)       Maximum percentage is 6% decreasing to 0% after 7 full years
Vintage 3                    Maximum percentage is 6% decreasing to 0% after 3 full years

For a full explanation of product charges and associated product features and benefits, please refer to your product prospectus.

4. STATEMENT OF INVESTMENTS

                                                                                 As of and for the period ended December 31, 2006
                                                                                --------------------------------------------------
                                                                                 No. of       Market       Cost of      Proceeds
INVESTMENTS                                                                      Shares       Value       Purchases    from Sales
                                                                                ---------  ------------  -----------  ------------
AIM Variable Insurance Funds (0.1%)
   AIM V.I. Capital Appreciation Subaccount (Series II) (Cost $475,717)            20,918  $    541,988  $   267,760  $     33,463
   AIM V.I. Core Equity Subaccount (Series I) (Cost $730,565)                      29,123       792,715      910,848       182,981
   AIM V.I. Mid Cap Core Equity Subaccount (Series II) (Cost $330,248)             25,776       345,911       57,847        19,461
   AIM V.I. Premier Equity Subaccount (Series I) (Cost $0)                             --            --        8,920     1,135,370
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $1,536,530)                                                       75,817  $  1,680,614  $ 1,245,375  $  1,371,275
                                                                                =========  ============  ===========  ============
AllianceBernstein Variable Products Series Fund, Inc. (0.0%)
   AllianceBernstein Growth and Income Subaccount (Class B) (Cost $0)                  --  $         --  $   307,519  $  5,750,363
   AllianceBernstein Large-Cap Growth Subaccount (Class B) (Cost $0)                   --            --      137,026     7,171,152
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $0)                                                                   --  $         --  $   444,545  $ 12,921,515
                                                                                =========  ============  ===========  ============
American Funds Insurance Series (21.6%)
   American Funds Global Growth Subaccount (Class 2) (Cost $28,798,692)         1,809,347  $ 42,139,684  $ 4,031,850  $  3,928,596
   American Funds Growth Subaccount (Class 2) (Cost $79,099,031)                1,638,320   104,983,515    8,679,018    13,890,383
   American Funds Growth-Income Subaccount (Class 2) (Cost $82,107,577)         2,528,832   106,691,405    9,547,105    15,310,878
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $190,005,300)                                                  5,976,499  $253,814,604  $22,257,973  $ 33,129,857
                                                                                =========  ============  ===========  ============
Capital Appreciation Fund (0.0%)
   Capital Appreciation Fund
     Total (Cost $0)                                                                   --  $         --  $   362,797  $  1,309,913
                                                                                =========  ============  ===========  ============
Credit Suisse Trust (0.0%)
   Credit Suisse Trust Emerging Markets Subaccount
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $41,732)                                                           4,867  $    106,334  $     2,678  $     19,576
                                                                                =========  ============  ===========  ============
Delaware VIP Trust (0.0%)
   Delaware VIP REIT Subaccount (Standard Class)
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $0)                                                                   --  $         --  $   784,231  $  3,651,192
                                                                                =========  ============  ===========  ============
Dreyfus Variable Investment Fund (0.1%)
   Dreyfus VIF Appreciation Subaccount (Initial Shares) (Cost $429,726)            13,277  $    564,949  $    37,887  $     70,868
   Dreyfus VIF Developing Leaders Subaccount (Initial Shares)
     (Cost $930,560)                                                               27,492     1,155,504      139,788       405,527
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $1,360,286)                                                       40,769  $  1,720,453  $   177,675  $    476,395
                                                                                =========  ============  ===========  ============
FAM Variable Series Funds, Inc. (0.0%)
   FAMVS Mercury Global Allocation V.I. Subaccount (Class III)
     (Cost $0)                                                                         --  $         --  $    41,098  $  2,253,191
   FAMVS Mercury Value Opportunities V.I. Subaccount (Class III)
     (Cost $0)                                                                         --            --      923,410     3,643,406
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $0)                                                                   --  $         --  $   964,508  $  5,896,597
                                                                                =========  ============  ===========  ============
Franklin Templeton Variable Insurance Products Trust (4.1%)
   FTVIPT Franklin Income Securities Subaccount (Class 2)
     (Cost $3,170,530)                                                            196,612  $  3,413,188  $ 3,554,259  $  1,614,385
   FTVIPT Franklin Rising Dividends Securities Subaccount (Class 2)
     (Cost $899,776)                                                               52,568     1,080,268      125,517       224,313
   FTVIPT Franklin Small-Mid Cap Growth Securities Subaccount
     (Class 2) (Cost $8,044,758)                                                  457,422    10,122,754      358,932     2,671,212
   FTVIPT Mutual Shares Securities Subaccount (Class 2) (Cost $0)                      --            --      722,691    22,114,237
   FTVIPT Templeton Developing Markets Securities Subaccount
     (Class 2) (Cost $6,079,261)                                                  661,374     9,120,347    2,519,001     2,940,804
   FTVIPT Templeton Foreign Securities Subaccount (Class 2)
     (Cost $16,906,605)                                                         1,329,911    24,895,926    2,508,027     4,291,134
   FTVIPT Templeton Growth Securities Subaccount (Class 2) (Cost $0)                   --            --      579,669     5,391,956
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $35,100,930)                                                   2,697,887  $ 48,632,483  $10,368,096  $ 39,248,041
                                                                                =========  ============  ===========  ============

High Yield Bond Trust (0.0%)
   High Yield Bond Trust
     Total (Cost $0)                                                                   --  $         --  $    22,843  $    164,690
                                                                                =========  ============  ===========  ============

                                                                                           As of and for the period ended
                                                                                         December 31, 2006 -- (Continued)
                                                                                ---------------------------------------------------
                                                                                  No. of       Market       Cost of      Proceeds
INVESTMENTS                                                                       Shares       Value       Purchases    from Sales
                                                                                ----------  ------------  -----------  ------------
Janus Aspen Series (0.3%)
   Janus Aspen Balanced Subaccount (Service Shares) (Cost $0)                           --  $         --  $     1,339  $  1,436,087
   Janus Aspen Global Life Sciences Subaccount (Service Shares) (Cost $35,081)       5,537        52,047        1,130        14,366
   Janus Aspen Global Technology Subaccount (Service Shares) (Cost $80,334)         23,850       101,840       25,554        53,613
   Janus Aspen Mid Cap Growth Subaccount (Service Shares) (Cost $2,669,804)         96,898     3,119,162       90,180       694,845
   Janus Aspen Worldwide Growth Subaccount (Service Shares) (Cost $149,384)          6,130       197,455        7,365       106,336
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $2,934,603)                                                       132,415  $  3,470,504  $   125,568  $  2,305,247
                                                                                ==========  ============  ===========  ============
Lazard Retirement Series, Inc. (0.0%)
   Lazard Retirement Small Cap Subaccount
     Total (Cost $0)                                                                    --  $         --  $   671,834  $  4,006,245
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Investment Series (0.4%)
   LMPIS Dividend Strategy Subaccount (Cost $1,753,877)                            208,171  $  2,090,032  $   130,490  $    633,848
   LMPIS Premier Selections All Cap Growth Subaccount (Cost $2,177,137)            202,224     2,705,751      192,243       401,125
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $3,931,014)                                                       410,395  $  4,795,783  $   322,733  $  1,034,973
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Variable Portfolios V (0.3%)
   LMPVPV Small Cap Growth Opportunities Subaccount
     Total (Cost $2,904,020)                                                       272,772  $  3,117,779  $   485,526  $  5,145,840
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Variable Portfolios I, Inc. (2.7%)
   LMPVPI All Cap Subaccount (Class I) (Cost $10,973,213)                          739,692  $ 14,438,787  $ 1,037,869  $  3,850,214
   LMPVPI All Cap Subaccount (Class II) (Cost $117,709)                              6,517       127,400      147,122        32,116
   LMPVPI Investors Subaccount (Class I) (Cost $7,952,316)                         636,791    10,538,895      642,233     4,914,255
   LMPVPI Large Cap Growth Subaccount (Class I) (Cost $321,243)                     27,642       354,928      198,116       305,189
   LMPVPI Small Cap Growth Subaccount (Class I) (Cost $4,557,467)                  366,776     5,376,943      469,678     5,745,917
   LMPVPI Total Return Subaccount (Class II) (Cost $629,006)                        51,435       639,857      542,685        18,157
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $24,550,954)                                                    1,828,853  $ 31,476,810  $ 3,037,703  $ 14,865,848
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Variable Portfolios II (8.5%)
   LMPVPII Aggressive Growth Subaccount (Class I) (Cost $623,335)                   31,292  $    810,766  $   136,446  $    249,440
   LMPVPII Aggressive Growth Subaccount (Class II) (Cost $575,350)                  28,487       728,123       56,897       123,106
   LMPVPII Appreciation Subaccount (Cost $23,687,940)                            1,135,052    30,362,645    1,476,423     5,867,981
   LMPVPII Diversified Strategic Income Subaccount (Cost $13,089,448)            1,412,179    12,610,759      873,173     3,291,813
   LMPVPII Equity Index Subaccount (Class II) (Cost $10,738,167)                   404,564    13,807,754      509,201     2,144,327
   LMPVPII Fundamental Value Subaccount (Cost $34,834,074)                       1,811,112    41,275,234    3,114,888     9,963,262
   LMPVPII Growth and Income Subaccount (Class I) (Cost $44,550)                    10,676        60,214        1,860        35,454
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $83,592,864)                                                    4,833,362  $ 99,655,495  $ 6,168,888  $ 21,675,383
                                                                                ==========  ============  ===========  ============
Legg Mason Partners Variable Portfolios III, Inc. (12.7%)
   LMPVPIII Adjustable Rate Income Subaccount (Cost $4,184,800)                    416,299  $  4,113,031  $   747,349  $  1,713,101
   LMPVPIII Aggressive Growth Subaccount (Cost $46,768,662)                      3,839,124    62,040,247    1,747,283    12,624,111
   LMPVPIII High Income Subaccount (Cost $21,029,771)                            2,809,535    20,537,704    2,121,106     6,355,417
   LMPVPIII International All Cap Growth Subaccount (Cost $1,679,617)              161,378     2,788,611      212,280       909,049
   LMPVPIII Large Cap Growth Subaccount (Cost $19,234,516)                       1,397,002    22,030,722      426,701     5,279,108
   LMPVPIII Large Cap Value Subaccount (Cost $6,650,738)                           368,431     7,998,632      316,217     1,664,990
   LMPVPIII Mid Cap Core Subaccount (Cost $13,177,751)                           1,043,114    14,947,824    2,068,125     3,339,163
   LMPVPIII Money Market Subaccount (Cost $14,865,502)                          14,865,502    14,865,502   11,915,326    12,372,850
                                                                                ----------  ------------  -----------  ------------
     Total (Cost $127,591,357)                                                  24,900,385  $149,322,273  $19,554,387  $ 44,257,789
                                                                                ==========  ============  ===========  ============

                                                                                          As of and for the period ended
                                                                                        December 31, 2006 -- (Continued)
                                                                               ---------------------------------------------------
                                                                                 No. of       Market       Cost of      Proceeds
INVESTMENTS                                                                      Shares       Value       Purchases    from Sales
                                                                               ----------  ------------  -----------  ------------
Legg Mason Partners Variable Portfolios IV (16.4%)
   LMPVPIV Multiple Discipline Subaccount-All Cap Growth and Value
     (Cost $76,861,887)                                                         5,703,257  $ 93,647,486  $ 5,302,697  $ 28,582,956
   LMPVPIV Multiple Discipline Subaccount-Balanced All Cap Growth
     and Value (Cost $57,105,836)                                               4,638,957    65,919,573    3,282,017    21,463,219
   LMPVPIV Multiple Discipline Subaccount-Global All Cap Growth
     and Value (Cost $19,355,859)                                               1,325,452    23,791,868    2,873,986     4,781,110
   LMPVPIV Multiple Discipline Subaccount-Large Cap Growth and Value
     (Cost $7,854,184)                                                            586,159     9,319,928      616,347     2,398,001
                                                                               ----------  ------------  -----------  ------------
     Total (Cost $161,177,766)                                                 12,253,825  $192,678,855  $12,075,047  $ 57,225,286
                                                                               ==========  ============  ===========  ============
Lord Abbett Series Fund, Inc. (2.5%)
   Lord Abbett Growth and Income Subaccount (Class VC) (Cost $10,529,670)         421,160  $ 12,356,830  $ 1,314,276  $  2,435,836
   Lord Abbett Mid-Cap Value Subaccount (Class VC) (Cost $14,143,686)             753,305    16,406,979    2,080,340     4,507,762
                                                                               ----------  ------------  -----------  ------------
     Total (Cost $24,673,356)                                                   1,174,465  $ 28,763,809  $ 3,394,616  $  6,943,598
                                                                               ==========  ============  ===========  ============
Managed Assets Trust (0.0%)
   Managed Assets Trust
     Total (Cost $0)                                                                   --  $         --  $     1,040  $    109,156
                                                                               ==========  ============  ===========  ============
Met Investors Series Trust (5.8%)
   MIST Batterymarch Mid-Cap Stock Subaccount (Class A) (Cost $1,181,843)          58,736  $  1,141,235  $ 1,423,557  $    225,112
   MIST BlackRock High Yield Subaccount (Class A) (Cost $1,585,301)               189,307     1,688,622    2,100,856       521,943
   MIST BlackRock Large-Cap Core Subaccount (Class A) (Cost $2,865,952)           273,940     3,068,132    3,249,053       385,347
   MIST Dreman Small-Cap Value Subaccount (Class A) (Cost $445,678)                34,750       478,509      560,579       119,104
   MIST Harris Oakmark International Subaccount (Class A) (Cost $7,984,268)       465,905     8,866,175    8,745,374       774,486
   MIST Janus Capital Appreciation Subaccount (Class A) (Cost $895,800)            12,023       933,493    1,316,457       408,140
   MIST Legg Mason Partners Managed Assets Subaccount (Class A)
     (Cost $19,844)                                                                 1,173        21,201       20,093           252
   MIST Lord Abbett Bond Debenture Subaccount (Class A) (Cost $2,257,478)         191,316     2,393,359    2,749,525       508,080
   MIST Lord Abbett Growth and Income Subaccount (Class B) (Cost $22,680,387)     844,051    24,646,278   27,394,021     4,770,492
   MIST Lord Abbett Mid-Cap Value Subaccount (Class B) (Cost $325,754)             15,344       346,157      549,691       235,134
   MIST Met/AIM Capital Appreciation Subaccount (Class A) (Cost $4,574,682)       375,673     4,068,542    4,861,775       270,584
   MIST Met/AIM Small Cap Growth Subaccount (Class A) (Cost $101,109)               7,773       105,166      134,722        33,247
   MIST MFS(R) Value Subaccount (Class A) (Cost $3,702,656)                       272,523     3,880,722    4,352,936       673,062
   MIST Neuberger Berman Real Estate Subaccount (Class A) (Cost $3,596,881)       239,153     4,335,852    4,133,623       580,764
   MIST Oppenheimer Capital Appreciation Subaccount (Class B)
     (Cost $218,332)                                                               25,059       230,545      243,037        23,109
   MIST Pioneer Fund Subaccount (Class A) (Cost $1,520,271)                       112,579     1,647,026    1,816,959       301,599
   MIST Pioneer Mid-Cap Value Subaccount (Class A) (Cost $154,779)                 13,634       162,786      651,933       498,843
   MIST Pioneer Strategic Income Subaccount (Class A) (Cost $3,491,122)           366,376     3,465,917    4,134,230       650,116
   MIST Third Avenue Small Cap Value Subaccount (Class B)
     (Cost $6,595,262)                                                            390,769     6,807,201    7,349,866       737,518
                                                                               ----------  ------------  -----------  ------------
     Total (Cost $64,197,399)                                                   3,890,084  $ 68,286,918  $75,788,287  $ 11,716,932
                                                                               ==========  ============  ===========  ============
Metropolitan Series Fund, Inc. (12.0%)
   MSF BlackRock Aggressive Growth Subaccount (Class D) (Cost $5,132,915)         213,381  $  5,078,478  $ 6,284,440  $  1,080,792
   MSF BlackRock Bond Income Subaccount (Class A) (Cost $2,303,338)                22,067     2,396,722    2,751,090       455,347
   MSF BlackRock Bond Income Subaccount (Class E) (Cost $13,769,065)              133,789    14,434,494   15,950,829     2,227,381
   MSF BlackRock Money Market Subaccount (Class A) (Cost $2,174,029)               21,740     2,174,029    4,567,023     2,392,994
   MSF Capital Guardian U.S. Equity Subaccount (Class A) (Cost $2,069,091)        161,747     2,151,232    2,480,020       402,770
   MSF FI Large Cap Subaccount (Class A) (Cost $11,220,560)                       761,286    11,510,646   14,326,223     2,947,248
   MSF FI Value Leaders Subaccount (Class D) (Cost $13,512,658)                    67,380    14,011,694   15,920,830     2,368,868
   MSF MetLife Aggressive Allocation Subaccount (Class B) (Cost $918,870)          79,764       976,313    1,034,024       117,962
   MSF MetLife Conservative Allocation Subaccount (Class B) (Cost $360,733)        36,044       379,903      444,235        84,096
   MSF MetLife Conservative to Moderate Allocation Subaccount(Class B)
     (Cost $558,333)                                                               51,245       564,718      918,721       380,388
   MSF MetLife Moderate Allocation Subaccount (Class B) (Cost $3,844,095)         357,305     4,101,861    4,406,631       594,606
   MSF MetLife Moderate to Aggressive Allocation Subaccount (Class B)
     (Cost $6,023,859)                                                            540,206     6,450,057    6,715,215       694,338

                                                                                          As of and for the period ended
                                                                                           December 31, 2006 (Continued)
                                                                               ---------------------------------------------------
                                                                                No. of       Market        Cost of      Proceeds
INVESTMENTS                                                                     Shares       Value        Purchases    from Sales
                                                                               ---------  ------------  ------------  ------------
Metropolitan Series Fund, Inc. (Continued)
   MSF MFS(R) Total Return Subaccount (Class F) (Cost $56,982,874)               396,254    61,565,979    67,454,709    10,675,138
   MSF Oppenheimer Global Equity Subaccount (Class B) (Cost $7,449,123)          474,081     7,964,565     8,512,215     1,035,909
   MSF T. Rowe Price Large Cap Growth Subaccount (Class B) (Cost $6,209,586)     442,566     6,722,584     6,961,259       754,814
   MSF Western Asset Management High Yield Bond Subaccount (Class A)
     (Cost $194,082)                                                              20,049       206,706       202,768         9,005
   MSF Western Asset Management U.S. Government Subaccount (Class A)
     (Cost $70,655)                                                                6,003        73,832        71,829         1,199
                                                                               ---------  ------------  ------------  ------------
     Total (Cost $132,793,866)                                                 3,784,907  $140,763,813  $159,002,061  $ 26,222,855
                                                                               =========  ============  ============  ============
Money Market Portfolio (0.0%)
   Money Market Portfolio
     Total (Cost $0)                                                                  --  $         --  $    920,923  $  2,322,293
                                                                               =========  ============  ============  ============
Oppenheimer Variable Account Funds (0.0%)
   Oppenheimer Capital Appreciation Subaccount/VA (Service Shares)
     (Cost $0) ..............................................................         --  $         --  $     10,101  $    159,462
   Oppenheimer Global Securities Subaccount/VA (Service Shares)
     (Cost $0)                                                                        --            --        53,878       457,389
   Oppenheimer Main Street/VA Subaccount (Service Shares) (Cost $0)                   --            --           735        62,404
                                                                               ---------  ------------  ------------  ------------
     Total (Cost $0) ........................................................         --  $         --  $     64,714  $    679,255
                                                                               =========  ============  ============  ============
PIMCO Variable Insurance Trust (5.8%)
   PIMCO VIT Real Return Subaccount (Administrative Class)
     (Cost $13,033,448)                                                        1,033,241  $ 12,326,570  $  1,702,818  $  3,587,620
   PIMCO VIT Total Return Subaccount (Administrative Class)
     (Cost $56,439,041)                                                        5,483,765    55,495,704     4,379,229    12,375,652
                                                                               ---------  ------------  ------------  ------------
     Total (Cost $69,472,489)                                                  6,517,006  $ 67,822,274  $  6,082,047  $ 15,963,272
                                                                               =========  ============  ============  ============
Pioneer Variable Contracts Trust (1.2%)
   Pioneer America Income VCT Subaccount (Class II) (Cost $290,274)               29,143  $    283,272  $    112,921  $     91,044
   Pioneer Balanced VCT Subaccount (Class II) (Cost $0)                               --            --       437,008       523,995
   Pioneer Cullen Value VCT Subaccount (Class II) (Cost $246,326)                 22,511       289,261       117,857         4,221
   Pioneer Emerging Markets VCT Subaccount (Class II) (Cost $149,118)              7,249       245,879        55,290        47,254
   Pioneer Equity Income VCT Subaccount (Class II) (Cost $721,540)                36,578       917,008        87,114       177,401
   Pioneer Europe VCT Subaccount (Class II) (Cost $0)                                 --            --         6,037        30,428
   Pioneer Fund VCT Subaccount (Class II) (Cost $452,131)                         23,160       572,753        57,003       105,073
   Pioneer Global High Yield VCT Subaccount (Class II) (Cost $97,321)              9,513        98,743       193,036       110,798
   Pioneer Growth Shares VCT Subaccount (Class II) (Cost $85,487)                  6,593        94,876        94,844        31,756
   Pioneer High Yield VCT Subaccount (Class II) (Cost $1,034,267)                 92,924     1,023,098       337,966       394,968
   Pioneer Ibbotson Aggressive Allocation VCT Subaccount (Class II)
     (Cost $390,527)                                                              35,258       437,908       308,341         5,182
   Pioneer Ibbotson Growth Allocation VCT Subaccount (Class II)
     (Cost $2,944,233)                                                           252,717     3,050,290     3,319,932       477,437
   Pioneer Ibbotson Moderate Allocation VCT Subaccount (Class II)
     (Cost $3,773,281)                                                           339,881     3,946,021     3,629,147        57,083
   Pioneer International Value VCT Subaccount (Class II) (Cost $125,197)           8,803       146,656       115,836        27,092
   Pioneer Mid Cap Value VCT Subaccount (Class II) (Cost $383,442)                17,472       353,640       145,986       119,754
   Pioneer Oak Ridge Large Cap Growth VCT Subaccount (Class II)
     (Cost $361,160)                                                              33,059       401,005       113,013       131,604
   Pioneer Real Estate Shares VCT Subaccount (Class II) (Cost $231,955)            9,382       309,228        79,782        37,830
   Pioneer Small and Mid Cap Growth VCT Subaccount (Class II)
     (Cost $76,100)                                                                7,083        86,836         1,633         3,000
   Pioneer Small Cap Value VCT Subaccount (Class II) (Cost $243,037)              15,709       278,991       114,800       139,343
   Pioneer Small Company VCT Subaccount (Class II) (Cost $0)                          --            --         1,764        51,034
   Pioneer Strategic Income VCT Subaccount (Class II) (Cost $1,453,307)          133,761     1,444,618       629,217       229,957
   Pioneer Value VCT Subaccount (Class II) (Cost $415,848)                        32,083       483,816        63,717        16,693
                                                                               ---------  ------------  ------------  ------------
     Total (Cost $13,474,551)                                                  1,112,879  $ 14,463,899  $ 10,022,244  $  2,812,947
                                                                               =========  ============  ============  ============

4. STATEMENT OF INVESTMENTS -- (Concluded)

                                                                                          As of and for the period ended
                                                                                         December 31, 2006 -- (Concluded)
                                                                                --------------------------------------------------
                                                                                 No. of       Market       Cost of      Proceeds
INVESTMENTS                                                                      Shares       Value       Purchases    from Sales
                                                                                ---------  ------------  -----------  ------------
Putnam Variable Trust (1.1%)
   Putnam VT Discovery Growth Subaccount (Class IB) (Cost $120,811)                31,162  $    184,479  $     3,636  $     80,089
   Putnam VT International Equity Subaccount (Class IB) (Cost $2,809,174)         217,791     4,495,207    1,002,247       833,006
   Putnam VT Small Cap Value Subaccount (Class IB) (Cost$5,791,569)               329,207     7,989,845    1,230,728     2,150,471
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $8,721,554)                                                      578,160  $ 12,669,531  $ 2,236,611  $  3,063,566
                                                                                =========  ============  ===========  ============
The Travelers Series Trust (0.0%)
   Travelers AIM Capital Appreciation Subaccount (Cost $0)                             --  $         --  $    29,203  $  4,611,440
   Travelers Convertible Securities Subaccount (Cost $0)                               --            --      216,180     2,964,076
   Travelers Disciplined Mid Cap Stock Subaccount (Cost $0)                            --            --      221,170     1,394,910
   Travelers Equity Income Subaccount (Cost $0)                                        --            --    2,152,705    17,039,544
   Travelers Federated High Yield Subaccount (Cost $0)                                 --            --      438,226     2,939,609
   Travelers Federated Stock Subaccount (Cost $0)                                      --            --       31,205       194,044
   Travelers Large Cap Subaccount (Cost $0)                                            --            --      465,289     6,879,079
   Travelers Managed Allocation Series: Aggressive Subaccount
     (Cost $0)                                                                         --            --      446,286       826,052
   Travelers Managed Allocation Series: Conservative Subaccount
     (Cost $0)                                                                         --            --      467,535       782,783
   Travelers Managed Allocation Series: Moderate Subaccount
     (Cost $0)                                                                         --            --    1,495,528     3,335,275
   Travelers Managed Allocation Series: Moderate-Aggressive
     Subaccount (Cost $0)                                                              --            --    1,351,375     5,941,224
   Travelers Managed Allocation Series: Moderate-Conservative
     Subaccount (Cost $0)                                                              --            --       35,340        68,889
   Travelers Managed Income Subaccount (Cost $0)                                       --            --      599,489    16,944,096
   Travelers Mercury Large Cap Core Subaccount (Cost $0)                               --            --      149,248     3,288,991
   Travelers MFS(R) Mid Cap Growth Subaccount (Cost $0)                                --            --      392,973     6,418,880
   Travelers MFS(R) Total Return Subaccount (Cost $0)                                  --            --    2,219,828    70,593,615
   Travelers MFS(R) Value Subaccount (Cost $0)                                         --            --      509,628     2,998,581
   Travelers Mondrian International Stock Subaccount (Cost $0)                         --            --      825,637     8,083,923
   Travelers Pioneer Fund Subaccount (Cost $0)                                         --            --       95,588     1,746,191
   Travelers Pioneer Mid Cap Value Subaccount (Cost $0)                                --            --       68,248       152,204
   Travelers Pioneer Strategic Income Subaccount (Cost $0)                             --            --      583,689     2,464,462
   Travelers Quality Bond Subaccount (Cost $0)                                         --            --      382,607     2,560,437
   Travelers Strategic Equity Subaccount (Cost $0)                                     --            --      399,958     8,307,650
   Travelers Style Focus Series: Small Cap Growth Subaccount (Cost$0)                  --            --       13,774        53,797
   Travelers Style Focus Series: Small Cap Value Subaccount (Cost $0)                  --            --       56,418        94,832
   Travelers U.S. Government Securities Subaccount (Cost $0)                           --            --       11,335        72,100
   Travelers Van Kampen Enterprise Subaccount (Cost $0)                                --            --       67,050     2,545,849
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $0)                                                                   --  $         --  $13,725,512  $173,302,533
                                                                                =========  ============  ===========  ============
Van Kampen Life Investment Trust (0.9%)
   Van Kampen LIT Comstock Subaccount (Class II) (Cost $3,392,139)                297,797  $  4,377,613  $   519,012  $  1,215,465
   Van Kampen LIT Enterprise Subaccount (Class II) (Cost $84,985)                   6,417        99,844       43,781        67,284
   Van Kampen LIT Strategic Growth Subaccount (Class I)
     (Cost $7,377,128)                                                            190,677     5,493,400       65,909     1,180,381
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $10,854,252)                                                     494,891  $  9,970,857  $   628,702  $  2,463,130
                                                                                =========  ============  ===========  ============
Variable Insurance Products Fund (3.5%)
   VIP Contrafund(R) Subaccount (Service Class 2) (Cost $3,232,142)               131,185  $  4,081,172  $   975,315  $    710,997
   VIP Contrafund(R) Subaccount (Service Class) (Cost $13,489,085)                534,430    16,770,421    4,780,026     3,493,864
   VIP Dynamic Capital Appreciation Subaccount (Service Class 2)
     (Cost $304,401)                                                               43,238       409,893      170,435       181,268
   VIP Mid Cap Subaccount (Service Class 2) (Cost $15,215,869)                    594,254    20,353,205    4,510,266     3,760,603
                                                                                ---------  ------------  -----------  ------------
     Total (Cost $32,241,497)                                                   1,303,107  $ 41,614,691  $10,436,042  $  8,146,732
                                                                                =========  ============  ===========  ============

5. FINANCIAL HIGHLIGHTS

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended    Units    Lowest to     Assets     Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ---------------
AIM Variable Insurance Funds
   AIM V.I. Capital Appreciation
      Subaccount (Series II)              2006      459  1.116 - 1.195     542          --         1.85 - 2.45      (0.45) - 4.09
                                          2005      241  1.134 - 1.148     275          --         1.85 - 2.45        5.98 - 6.59
                                          2004      165  1.070 - 1.077     177          --         1.85 - 2.45        1.71 - 7.81
   AIM V.I. Core Equity
      Subaccount (Series I)               2006      734  1.074 - 1.082     793        0.52         1.30 - 2.45        7.40 - 8.20
   AIM V.I. Mid Cap Core Equity
      Subaccount (Series II)              2006      263  1.204 - 1.335     346        0.74         1.85 - 2.55        4.24 - 8.98
                                          2005      255  1.210 - 1.225     310        0.31         1.85 - 2.45        4.67 - 7.07
                                          2004      222  1.156 - 1.163     258        0.03         1.85 - 2.45       8.43 - 10.13
   AIM V.I. Premier Equity
      Subaccount (Series I)               2006       --  0.851 - 1.343      --        0.85         1.30 - 2.45        4.72 - 5.12
                                          2005    1,155  0.810 - 1.279   1,078        0.79         1.30 - 2.45        3.13 - 4.33
                                          2004    1,436  0.779 - 1.232   1,316        0.44         1.30 - 2.45        3.23 - 4.38
                                          2003    1,690  0.748 - 1.184   1,451        0.30         1.30 - 2.45      21.01 - 27.35
                                          2002    1,460  0.607 - 0.782   1,007        0.59         1.30 - 2.05   (31.70) - (25.57)
AllianceBernstein Variable
Products Series Fund, Inc.
   AllianceBernstein Growth and
      Income Subaccount (Class B)         2006       --  1.147 - 1.466      --          --         1.30 - 2.55        4.18 - 4.63
                                          2005    4,081  1.101 - 1.403   5,178        1.27         1.30 - 2.55        2.06 - 4.46
                                          2004    4,009  1.107 - 1.365   4,932        0.74         1.30 - 2.45       6.74 - 10.64
                                          2003    3,401  1.016 - 1.248   3,779        0.77         1.30 - 2.45       1.63 - 35.78
                                          2002      702  0.785 - 0.788     552        0.05         1.30 - 2.05    (20.47) - (3.79)
   AllianceBernstein Large-Cap
      Growth Subaccount (Class B)         2006       --  0.733 - 1.351      --          --         1.30 - 2.45     (3.11) - (1.97)
                                          2005    8,370  0.749 - 1.383   7,035          --         1.30 - 2.45      12.11 - 22.02
                                          2004    9,558  0.663 - 1.224   7,096          --         1.30 - 2.45        5.70 - 6.88
                                          2003   10,240  0.621 - 1.150   6,897          --         1.30 - 2.45       3.61 - 30.83
                                          2002   11,167  0.511 - 0.803   5,997          --         1.30 - 2.05   (32.23) - (31.74)
American Funds Insurance Series
   American Funds Global Growth
      Subaccount (Class 2)                2006   25,747  1.314 - 1.950  42,136        0.87         1.30 - 2.65       9.83 - 18.88
                                          2005   25,193  1.116 - 1.649  35,142        0.67         1.30 - 2.65       9.63 - 12.72
                                          2004   23,987  1.022 - 1.473  29,725        0.44         1.30 - 2.65       7.74 - 12.01
                                          2003   19,299  0.914 - 1.322  20,561        0.39         1.30 - 2.60       5.52 - 41.36
                                          2002   13,460  0.686 - 0.995   9,782        0.91         1.30 - 2.05     (16.34) - 0.80
   American Funds Growth
      Subaccount (Class 2)                2006   66,300  1.189 - 1.769 104,973        0.79         1.30 - 2.70        7.26 - 8.82
                                          2005   69,340  1.097 - 1.633 101,606        0.71         1.30 - 2.70       5.15 - 15.38
                                          2004   65,927  0.961 - 1.429  84,437        0.19         1.30 - 2.65       6.86 - 12.32
                                          2003   49,144  0.869 - 1.292  55,477        0.15         1.30 - 2.60       4.54 - 43.44
                                          2002   25,489  0.647 - 0.918  19,272        0.03         1.30 - 2.05   (25.95) - (25.41)
   American Funds Growth-Income
      Subaccount (Class 2)                2006   69,039  1.169 - 1.617 106,680        1.53         1.30 - 2.70      12.15 - 13.76
                                          2005   74,386  1.039 - 1.428 101,735        1.34         1.30 - 2.70        2.05 - 4.43
                                          2004   72,845  1.064 - 1.372  95,895        0.96         1.30 - 2.65        4.84 - 9.58
                                          2003   56,026  0.999 - 1.265  67,614        1.37         1.30 - 2.60       6.41 - 37.73
                                          2002   27,289  0.768 - 0.916  24,585        1.12         1.30 - 2.05   (20.03) - (19.36)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended    Units    Lowest to     Assets     Income         Lowest to          Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)        Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Capital Appreciation Fund
   Capital Appreciation Fund              2006       --  1.272 - 1.601      --          --         1.30 - 2.45       (1.32) - 0.38
                                          2005      693  1.287 - 1.615     992          --         1.30 - 2.45        0.69 - 17.95
                                          2004      450  1.111 - 1.385     524          --         1.75 - 2.45      (0.29) - 17.33
                                          2003      388  0.949 - 1.183     384        0.06         1.85 - 2.45       20.04 - 26.52
                                          2002      237  0.775 - 0.777     184        1.79         1.85 - 2.05     (11.40) - (6.17)
Credit Suisse Trust
   Credit Suisse Trust Emerging
      Markets Subaccount                  2006       47  2.230 - 2.695     106        0.50         1.85 - 2.45       29.32 - 30.12
                                          2005       56  1.717 - 2.084      97        0.84         1.85 - 2.45       24.87 - 25.64
                                          2004      108  1.370 - 1.669     150        0.29         1.85 - 2.45       21.91 - 22.62
                                          2003      114  1.119 - 1.369     128          --         1.85 - 2.45       40.05 - 41.57
                                          2002       54  0.799 - 0.801      43        0.30         1.85 - 2.05     (13.50) - (1.48)
Delaware VIP Trust
   Delaware VIP REIT Subaccount
      (Standard Class)                    2006       --  1.404 - 2.351      --        2.04         1.30 - 2.65       19.22 - 30.96
                                          2005    1,679  1.083 - 1.798   2,905        1.88         1.30 - 2.65      (3.39) - 13.80
                                          2004    1,634  1.459 - 1.696   2,696        1.88         1.75 - 2.65       23.05 - 28.92
                                          2003    1,243  1.250 - 1.319   1,588        1.47         1.85 - 2.45        6.11 - 34.94
                                          2002      423  0.952 - 0.953     403          --         1.85 - 2.05      (8.89) - (4.13)
Dreyfus Variable Investment Fund
   Dreyfus VIF Appreciation
      Subaccount (Initial Shares)         2006      437  1.138 - 1.379     565        1.57         1.75 - 2.65       13.43 - 14.37
                                          2005      465  0.997 - 1.209     524        0.02         1.75 - 2.65         1.67 - 2.64
                                          2004      439  0.975 - 1.184     482        1.79         1.75 - 2.65         1.52 - 3.15
                                          2003      418  0.948 - 1.151     425        1.89         1.85 - 2.45        5.31 - 20.80
                                          2002      136          0.799     109        2.20                1.85               (4.54)
   Dreyfus VIF Developing Leaders
      Subaccount (Initial Shares)         2006      958  1.114 - 1.442   1,155        0.42         1.75 - 2.65         1.09 - 1.99
                                          2005    1,250  1.096 - 1.420   1,497          --         1.75 - 2.65         0.63 - 3.94
                                          2004    1,434  1.057 - 1.371   1,639        0.21         1.75 - 2.65         6.88 - 9.36
                                          2003    1,135  0.969 - 1.258   1,175        0.04         1.85 - 2.45        2.28 - 33.87
                                          2002      460  0.751 - 0.752     346        0.03         1.85 - 2.05    (19.49) - (10.91)
FAM Variable Series Funds, Inc.
   FAMVS Mercury Global
      Allocation V.I. Subaccount
      (Class III)                         2006       --  1.388 - 1.434      --          --         1.30 - 2.65         8.35 - 8.82
                                          2005    1,563  1.280 - 1.318   2,023        2.58         1.30 - 2.65        7.29 - 11.51
                                          2004    1,177  1.193 - 1.208   1,412        6.61         1.55 - 2.65        1.77 - 12.10
                                          2003       22  1.073 - 1.074      24       11.14         1.85 - 2.45         0.00 - 7.73
   FAMVS Mercury Value
      Opportunities V.I. Subaccount
      (Class III)                         2006       --  1.334 - 1.467      --          --         1.30 - 2.65        6.68 - 11.56
                                          2005    2,119  1.200 - 1.315   2,742        0.82         1.30 - 2.65        7.30 - 16.53
                                          2004    1,201  1.118 - 1.210   1,438          --         1.30 - 2.65        5.27 - 13.73
                                          2003       10  1.066 - 1.067      11        0.22         2.25 - 2.45         0.47 - 5.02

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended    Units    Lowest to     Assets     Income         Lowest to          Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)        Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Franklin Templeton Variable Insurance
Products Trust
   FTVIPT Franklin Income Securities
      Subaccount (Class 2)                2006    2,849  1.186 - 1.209   3,413        3.70         1.30 - 2.45        0.42 - 16.70
                                          2005    1,130  1.028 - 1.036   1,166        1.14         1.30 - 2.45       (3.63) - 5.18
   FTVIPT Franklin Rising Dividends
      Securities Subaccount (Class 2)     2006      841  1.160 - 1.314   1,080        1.04         1.85 - 2.55        0.54 - 15.08
                                          2005      912  1.080 - 1.143   1,028        1.00         1.85 - 2.55         0.89 - 3.05
                                          2004      386  1.118 - 1.125     432        0.53         1.85 - 2.45         5.17 - 9.12
   FTVIPT Franklin Small-Mid Cap
      Growth Securities Subaccount
      (Class 2)                           2006    7,931  0.958 - 1.577  10,122          --         1.30 - 2.75         5.71 - 7.26
                                          2005    9,720  0.895 - 1.476  11,531          --         1.30 - 2.75         2.09 - 5.75
                                          2004   11,189  0.868 - 1.433  12,822          --         1.30 - 2.60        8.66 - 13.37
                                          2003    9,766  0.790 - 1.307   9,781          --         1.30 - 2.60        3.66 - 46.36
                                          2002    6,103  0.585 - 0.859   3,772        0.25         1.30 - 2.05    (30.15) - (29.63)
   FTVIPT Mutual Shares Securities
      Subaccount (Class 2)                2006       --  1.248 - 1.714      --          --         1.30 - 2.70       15.23 - 16.89
                                          2005   14,278  1.079 - 1.473  19,888        0.90         1.30 - 2.70         5.78 - 9.23
                                          2004   12,665  1.138 - 1.355  16,195        0.77         1.30 - 2.65        8.64 - 11.21
                                          2003    8,301  1.031 - 1.223   9,560        0.85         1.30 - 2.60        7.62 - 28.23
                                          2002      976  0.841 - 0.845     822        0.03         1.30 - 2.05     (15.72) - (3.10)
   FTVIPT Templeton Developing
      Markets Securities Subaccount
      (Class 2)                           2006    3,300  1.948 - 2.837   9,119        1.11         1.30 - 2.70       24.71 - 26.43
                                          2005    3,432  1.562 - 2.244   7,540        1.23         1.30 - 2.70        6.25 - 25.78
                                          2004    2,146  1.260 - 1.784   3,774        1.66         1.30 - 2.65        3.04 - 25.57
                                          2003      752  1.261 - 1.449   1,083        0.13         1.30 - 2.45        3.87 - 44.90
   FTVIPT Templeton Foreign Securities
      Subaccount (Class 2)                2006   14,655  1.271 - 1.937  24,893        1.27         1.30 - 2.60       18.36 - 19.93
                                          2005   15,565  1.071 - 1.623  22,314        1.18         1.30 - 2.60        7.31 - 11.77
                                          2004   13,846  1.079 - 1.498  18,336        1.07         1.30 - 2.60        2.39 - 16.90
                                          2003    9,571  0.925 - 1.285  10,510        1.68         1.30 - 2.60        6.25 - 43.08
                                          2002    5,263  0.710 - 0.907   3,935        1.58         1.30 - 2.05    (20.28) - (19.64)
   FTVIPT Templeton Growth Securities
      Subaccount (Class 2)                2006       --  1.409 - 1.855      --          --         1.30 - 2.60       18.63 - 20.20
                                          2005    3,099  1.187 - 1.549   4,386        1.10         1.30 - 2.60         3.62 - 7.52
                                          2004    1,769  1.160 - 1.444   2,283        1.13         1.30 - 2.60        2.08 - 15.69
                                          2003      507  1.020 - 1.263     550        1.43         1.75 - 2.45        1.18 - 32.15
                                          2002      149  0.788 - 0.789     117          --         1.85 - 2.05      (6.08) - (5.05)
High Yield Bond Trust
   High Yield Bond Trust                  2006       --  1.067 - 1.086      --        6.62         1.75 - 2.65         1.91 - 2.18
                                          2005      141  1.047 - 1.063     149        0.01         1.75 - 2.65       (1.49) - 3.04
                                          2004       70  1.061 - 1.075      75       13.02         1.75 - 2.65         2.91 - 7.69
Janus Aspen Series
   Janus Aspen Balanced Subaccount
      (Service Shares)                    2006       --  1.171 - 1.274      --          --         1.75 - 2.45         2.94 - 3.31
                                          2005    1,138  1.135 - 1.236   1,382        2.09         1.75 - 2.45         5.06 - 5.81
                                          2004    1,147  1.076 - 1.173   1,321        2.33         1.75 - 2.45         5.24 - 6.29
                                          2003      946  1.015 - 1.106   1,024        2.95         1.85 - 2.45        2.69 - 12.76
                                          2002      197  0.911 - 0.912     180        2.89         1.85 - 2.05      (1.19) - (1.08)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended    Units    Lowest to     Assets     Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)      Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ---------------
Janus Aspen Series -- (Continued)
   Janus Aspen Global Life Sciences
      Subaccount (Service Shares)         2006       36  1.174 - 1.555      52          --         1.85 - 2.45        3.77 - 4.36
                                          2005       44  1.125 - 1.496      61          --         1.85 - 2.45       9.66 - 10.29
                                          2004       46  1.020 - 1.362      58          --         1.85 - 2.45      11.42 - 12.09
                                          2003       50  0.910 - 1.219      57          --         1.85 - 2.45      11.53 - 23.98
                                          2002        2          0.734       2          --                1.85              (5.05)
   Janus Aspen Global Technology
      Subaccount (Service Shares)         2006       81  1.017 - 1.545     102          --         1.85 - 2.45        5.20 - 5.77
                                          2005      103  0.962 - 1.462     123          --         1.85 - 2.45       8.91 - 18.00
                                          2004      187  0.880 - 1.330     184          --         1.85 - 2.45     (1.93) - (1.34)
                                          2003      180  0.894 - 1.352     176          --         1.85 - 2.45      19.84 - 43.75
                                          2002       10          0.624       6          --                1.85              (5.02)
   Janus Aspen Mid Cap Growth
      Subaccount (Service Shares)         2006    4,256  0.549 - 1.893   3,119          --         1.30 - 2.45       4.21 - 11.82
                                          2005    4,871  0.492 - 1.699   3,333          --         1.30 - 2.45       4.85 - 10.64
                                          2004    5,338  0.446 - 1.543   3,208          --         1.30 - 2.45      17.57 - 19.00
                                          2003    5,777  0.376 - 1.302   2,757          --         1.30 - 2.45       3.44 - 35.60
                                          2002    5,698  0.283 - 0.817   1,756          --         1.30 - 2.05   (29.62) - (29.10)
   Janus Aspen Worldwide Growth
      Subaccount (Service Shares)         2006      145  1.095 - 1.447     197        1.49         1.85 - 2.45      15.14 - 15.71
                                          2005      224  0.947 - 1.254     263        1.22         1.85 - 2.45        2.99 - 3.69
                                          2004      253  0.916 - 1.213     280        0.79         1.85 - 2.45        0.58 - 2.56
                                          2003      307  0.894 - 1.185     338        0.94         1.85 - 2.45      21.14 - 27.83
                                          2002      119  0.738 - 0.739      88        0.39         1.85 - 2.05     (2.64) - (1.07)
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap
      Subaccount                          2006       --  1.269 - 1.751      --          --         1.30 - 2.55       5.72 - 12.53
                                          2005    2,129  1.140 - 1.556   3,191          --         1.30 - 2.55        1.28 - 7.49
                                          2004    1,917  1.125 - 1.516   2,845          --         1.30 - 2.55       0.81 - 13.39
                                          2003      675  1.326 - 1.337     897          --         1.30 - 2.45       2.31 - 30.45
Legg Mason Partners Investment Series
   LMPIS Dividend Strategy
      Subaccount                          2006    1,718  0.919 - 1.352   2,090        1.96         1.30 - 2.60      14.86 - 16.50
                                          2005    2,154  0.791 - 1.166   2,274        1.92         1.30 - 2.60     (2.71) - (1.48)
                                          2004    2,494  0.805 - 1.188   2,665        1.00         1.30 - 2.60      (0.97) - 3.93
                                          2003    1,847  0.791 - 1.169   1,922        0.95         1.30 - 2.45       4.66 - 32.13
                                          2002      389  0.650 - 0.819     265        0.79         1.30 - 2.05   (27.39) - (10.81)
   LMPIS Premier Selections All Cap
      Growth Subaccount                   2006    2,231  0.954 - 1.414   2,705          --         1.30 - 2.45        4.73 - 5.94
                                          2005    2,459  0.903 - 1.340   2,818        0.12         1.30 - 2.45        3.80 - 4.94
                                          2004    2,573  0.863 - 1.282   2,814          --         1.30 - 2.45        0.32 - 1.63
                                          2003    2,325  0.852 - 1.267   2,499          --         1.30 - 2.45       3.43 - 40.78
                                          2002    1,350  0.644 - 0.861   1,005        0.08         1.30 - 2.05   (28.24) - (27.71)
Legg Mason Partners Variable
Portfolios V
   LMPVPV Small Cap Growth
      Opportunities Subaccount            2006    1,951  1.238 - 1.770   3,117          --         1.30 - 2.60     (3.86) - 11.49
                                          2005    5,039  1.116 - 1.595   7,504          --         1.30 - 2.60        2.23 - 7.45
                                          2004    3,913  1.083 - 1.546   5,611        0.09         1.30 - 2.60      12.66 - 14.08
                                          2003    4,919  0.953 - 1.360   6,374          --         1.30 - 2.60       3.10 - 46.11
                                          2002      531  0.685 - 0.887     420          --         1.30 - 2.05   (27.13) - (23.31)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets     Income          Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ---------------- ----------------
Legg Mason Partners Variable
Portfolios I, Inc.
   LMPVPI All Cap Subaccount
     (Class I)                            2006    9,415  1.194 - 1.660  14,437        1.24         1.30 - 2.60      15.13 - 16.57
                                          2005   11,738  1.029 - 1.430  15,483        0.78         1.30 - 2.60        1.38 - 2.74
                                          2004   14,833  1.006 - 1.397  19,251        0.60         1.30 - 2.60        0.57 - 6.90
                                          2003   11,797  0.946 - 1.312  14,207        0.30         1.30 - 2.45       6.26 - 44.49
                                          2002    8,600  0.692 - 0.897   7,453        0.50         1.30 - 2.05   (26.62) - (25.99)
   LMPVPI All Cap Subaccount
     (Class II)                           2006      104  1.217 - 1.230     127        2.45         2.10 - 2.75       6.33 - 15.01
                                          2005        2          1.061       2        0.61                2.75               3.51
   LMPVPI Investors Subaccount
     (Class I)                            2006    6,988  1.206 - 1.648  10,538        1.36         1.30 - 2.60      15.18 - 16.76
                                          2005   10,081  1.038 - 1.418  13,243        1.15         1.30 - 2.60        3.82 - 5.12
                                          2004   11,119  0.991 - 1.353  13,956        1.72         1.30 - 2.60        6.95 - 9.58
                                          2003    7,848  0.914 - 1.247   8,915        1.78         1.30 - 2.45       3.71 - 37.38
                                          2002    4,823  0.703 - 0.856   4,029        1.33         1.30 - 2.05   (24.62) - (24.10)
   LMPVPI Large Cap Growth
     Subaccount (Class I)                 2006      276  1.169 - 1.405     355          --         1.75 - 2.65        1.55 - 2.42
                                          2005      363  1.145 - 1.377     452        0.02         1.75 - 2.65        2.47 - 3.39
                                          2004      495  1.111 - 1.337     585        0.20         1.75 - 2.65     (4.52) - (1.33)
                                          2003      162  1.128 - 1.359     194        0.03         1.85 - 2.45       3.03 - 41.85
                                          2002       19  0.797 - 0.798      15          --         1.85 - 2.05      (4.44) - 5.70
   LMPVPI Small Cap Growth
     Subaccount (Class I)                 2006    3,325  1.131 - 1.837   5,376          --         1.30 - 2.60       9.82 - 11.33
                                          2005    6,709  1.021 - 1.657  10,158          --         1.30 - 2.60       2.24 - 13.20
                                          2004    5,790  0.990 - 1.607   8,374          --         1.30 - 2.60       7.76 - 13.58
                                          2003    4,247  0.875 - 1.420   5,231          --         1.30 - 2.60       5.38 - 56.04
                                          2002    1,701  0.598 - 0.805   1,330          --         1.30 - 2.05    (36.10) - (1.97)
   LMPVPI Total Return Subaccount
     (Class II)                           2006      540  1.156 - 1.232     640        4.94         1.85 - 2.65       5.88 - 10.36
                                          2005       96  1.056 - 1.120     107        1.85         1.85 - 2.55        0.45 - 4.83
                                          2004       74  1.099 - 1.107      81        3.07         1.75 - 2.45        4.07 - 6.65
                                          2003       13          1.038      13        0.26                1.75               0.97
Legg Mason Partners Variable
Portfolios II
   LMPVPII Aggressive Growth
     Subaccount (Class I)                 2006      529  1.297 - 1.635     811          --         1.75 - 2.45        8.44 - 9.13
                                          2005      581  1.192 - 1.502     836          --         1.75 - 2.45       7.24 - 13.25
                                          2004      537  1.107 - 1.390     716          --         1.75 - 2.45        3.53 - 7.12
                                          2003      292  1.035 - 1.302     366          --         1.85 - 2.45       6.46 - 37.62
                                          2002        3          0.755       2          --                1.85              (2.83)
   LMPVPII Aggressive Growth
     Subaccount (Class II)                2006      558  1.214 - 1.325     728          --         1.75 - 2.55        8.01 - 8.87
                                          2005      600  1.124 - 1.215     723          --         1.85 - 2.55        6.95 - 7.71
                                          2004      510  1.121 - 1.130     573          --         1.75 - 2.45        1.82 - 6.91
                                          2003       13          1.057      13          --                1.75               2.03
   LMPVPII Appreciation
     Subaccount                           2006   22,667  1.149 - 1.481  30,360        1.04         1.30 - 2.60      11.89 - 13.28
                                          2005   26,702  1.019 - 1.312  31,713        0.83         1.30 - 2.60        1.60 - 2.96
                                          2004   28,234  0.994 - 1.280  32,703        1.19         1.30 - 2.60        4.12 - 7.39
                                          2003   24,386  0.930 - 1.196  26,061        0.88         1.30 - 2.60       3.33 - 30.14
                                          2002   12,922  0.760 - 0.920  10,564        1.71         1.30 - 2.05   (19.19) - (18.17)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------   ---------------
Legg Mason Partners Variable Portfolios II -- (Continued)
   LMPVPII Diversified Strategic
     Income Subaccount                    2006   10,106  1.126 - 1.308  12,610        5.63         1.30 - 2.60         2.64 - 4.06
                                          2005   12,591  1.097 - 1.257  15,110        5.19         1.30 - 2.60         0.00 - 1.21
                                          2004   14,278  1.097 - 1.242  17,036        5.29         1.30 - 2.60         2.90 - 5.94
                                          2003   11,488  1.055 - 1.178  13,157        7.81         1.30 - 2.60        1.47 - 10.30
                                          2002    5,981  1.025 - 1.068   6,350       10.31         1.30 - 2.05         2.77 - 3.49
   LMPVPII Equity Index Subaccount
     (Class II)                           2006   10,862  0.998 - 1.527  13,806        1.30         1.30 - 2.60       12.20 - 13.65
                                          2005   12,248  0.880 - 1.349  13,874        1.17         1.30 - 2.60         1.57 - 6.87
                                          2004   13,983  0.857 - 1.316  15,369        1.41         1.30 - 2.60         4.06 - 8.90
                                          2003   11,969  0.790 - 1.214  11,956        1.43         1.30 - 2.60        5.41 - 32.75
                                          2002    6,316  0.628 - 0.870   4,244        2.01         1.30 - 2.05    (23.75) - (21.47)
   LMPVPII Fundamental Value
     Subaccount                           2006   26,344  1.212 - 1.657  41,271        1.50         1.30 - 2.60       13.77 - 15.28
                                          2005   32,161  1.056 - 1.443  43,838        0.92         1.30 - 2.60         2.11 - 3.44
                                          2004   34,836  1.025 - 1.401  46,065        0.70         1.30 - 2.60       (0.64) - 6.85
                                          2003   29,652  0.964 - 1.316  36,658        0.78         1.30 - 2.60        6.17 - 47.26
                                          2002   19,474  0.708 - 0.906  17,252        1.19         1.30 - 2.05    (22.87) - (22.29)
   LMPVPII Growth and Income
     Subaccount (Class I)                 2006       44  1.206 - 1.459      60        0.28         1.85 - 2.45        9.67 - 10.43
                                          2005       68  1.095 - 1.326      85        0.37         1.85 - 2.45         1.15 - 1.66
                                          2004       69  1.079 - 1.307      85        0.96         1.85 - 2.45         3.08 - 6.48
                                          2003       68  1.016 - 1.231      77        0.59         1.85 - 2.45        1.74 - 32.51
                                          2002       16          0.798      13        0.10                1.85                5.00
Legg Mason Partners Variable Portfolios III, Inc.
   LMPVPIII Adjustable Rate
     Income Subaccount                    2006    4,065  0.993 - 1.036   4,113        4.20         1.30 - 2.60         1.43 - 2.68
                                          2005    5,124  0.979 - 1.009   5,087        2.97         1.30 - 2.60       (0.31) - 1.10
                                          2004    4,939  0.982 - 0.998   4,896        1.71         1.30 - 2.60      (1.41) - (0.10)
                                          2003      561  0.996 - 1.000     560        0.65         1.30 - 2.60       (0.40) - 0.10)
   LMPVPIII Aggressive Growth
     Subaccount                           2006   41,761  1.011 - 1.596  62,034          --         1.30 - 2.60         5.98 - 7.38
                                          2005   48,566  0.946 - 1.492  67,565          --         1.30 - 2.60        8.81 - 10.21
                                          2004   50,711  0.862 - 1.359  64,062          --         1.30 - 2.60         1.92 - 8.57
                                          2003   41,866  0.798 - 1.258  48,504          --         1.30 - 2.60        4.12 - 39.78
                                          2002   24,219  0.604 - 0.870  20,422          --         1.30 - 2.05    (33.99) - (33.54)
   LMPVPIII High Income
     Subaccount                           2006   14,538  1.174 - 1.510  20,536        7.01         1.30 - 2.60         8.11 - 9.54
                                          2005   18,520  1.085 - 1.384  24,072        7.59         1.30 - 2.60         0.00 - 1.97
                                          2004   21,164  1.134 - 1.372  27,423        8.78         1.30 - 2.60         0.08 - 9.02
                                          2003   18,563  1.043 - 1.263  22,024       11.23         1.30 - 2.60        0.46 - 25.81
                                          2002    5,344  0.830 - 0.985   4,647       27.71         1.30 - 2.05      (5.21) - (4.45)
   LMPVPIII International All Cap
     Growth Subaccount                    2006    2,696  0.891 - 1.946   2,788        1.96         1.30 - 2.45       22.84 - 24.25
                                          2005    3,461  0.719 - 1.572   2,952        1.45         1.30 - 2.45        9.01 - 10.27
                                          2004    3,639  0.654 - 1.432   2,736        0.95         1.30 - 2.45       15.01 - 16.34
                                          2003    3,772  0.563 - 1.235   2,412        0.96         1.30 - 2.45       14.93 - 32.61
                                          2002    8,011  0.449 - 0.853   4,559        1.27         1.30 - 2.05    (27.23) - (26.67)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  -----------------
Legg Mason Partners Variable Portfolios III, Inc. -- (Continued)
   LMPVPIII Large Cap Growth
     Subaccount                           2006   18,872  0.976 - 1.441   22,029       0.15         1.30 - 2.60         1.97 - 3.22
                                          2005   22,842  0.947 - 1.401   26,026       0.13         1.30 - 2.60        2.54 - 11.32
                                          2004   25,639  0.914 - 1.354   28,370       0.36         1.30 - 2.60       (4.25) - 2.20
                                          2003   25,838  0.925 - 1.373   28,800       0.03         1.30 - 2.60        2.47 - 51.84
                                          2002   15,605  0.637 - 0.872   10,353       0.35         1.30 - 2.05    (26.33) - (25.78)
   LMPVPIII Large Cap Value
     Subaccount                           2006    6,461  1.101 - 1.610    7,998       1.19         1.30 - 2.45       15.36 - 16.76
                                          2005    7,715  0.948 - 1.385    8,234       1.55         1.30 - 2.45         3.99 - 5.06
                                          2004    8,722  0.906 - 1.322    8,890       1.88         1.30 - 2.45         7.96 - 9.29
                                          2003    9,385  0.833 - 1.216    8,757       1.79         1.30 - 2.45       10.68 - 40.26
                                          2002    9,123  0.664 - 0.806    6,658       4.15         1.30 - 2.05    (26.98) - (22.83)
   LMPVPIII Mid Cap Core
     Subaccount                           2006    9,314  1.225 - 1.636   14,946       0.52         1.30 - 2.45       12.05 - 13.30
                                          2005   11,236  1.085 - 1.444   15,994       0.61         1.30 - 2.45         5.71 - 6.88
                                          2004   12,312  1.020 - 1.353   16,480         --         1.30 - 2.45        7.75 - 12.30
                                          2003   11,292  0.940 - 1.247   13,921         --         1.30 - 2.45        3.03 - 40.16
                                          2002    7,534  0.737 - 0.979    7,254       0.10         1.30 - 2.05    (20.78) - (20.15)
   LMPVPIII Money Market
     Subaccount                           2006   14,187  0.990 - 1.117   14,864       4.53         1.30 - 2.50         0.10 - 3.23
                                          2005   15,086  0.969 - 1.082   15,322       2.75         1.30 - 2.45         0.31 - 1.50
                                          2004   17,620  0.966 - 1.066   17,818       0.82         1.30 - 2.45      (1.63) - (0.37)
                                          2003   23,357  0.978 - 1.070   23,854       0.66         1.30 - 2.45       (1.50) - 0.00
                                          2002   23,533  0.992 - 1.077   24,476       1.25         1.30 - 2.05      (0.80) - (0.09)
   LMPVPIII Social Awareness
     Stock Subaccount                     2006       --          1.170       --         --                1.85                5.69
                                          2005       --          1.107       --         --                1.85                7.48
Legg Mason Partners Variable Portfolios IV
   LMPVPIV Multiple Discipline
     Subaccount-All Cap Growth
     and Value                            2006   61,916  1.175 - 1.690   93,637       0.57         1.30 - 2.70       10.64 - 12.22
                                          2005   80,428  1.062 - 1.506  109,248       0.35         1.30 - 2.70         0.95 - 8.01
                                          2004   86,831  1.170 - 1.450  114,555       0.37         1.30 - 2.60         1.47 - 5.30
                                          2003   51,100  1.126 - 1.377   64,837       0.12         1.30 - 2.60        1.71 - 34.84
                                          2002    1,294  1.060 - 1.062    1,371         --         1.30 - 2.05       (5.27) - 8.61
   LMPVPIV Multiple Discipline
     Subaccount-Balanced All Cap
     Growth and Value                     2006   49,167  1.123 - 1.455   65,912       1.39         1.30 - 2.70         7.57 - 9.15
                                          2005   64,578  1.044 - 1.333   79,925       1.15         1.30 - 2.70         1.62 - 6.77
                                          2004   69,906  1.112 - 1.296   84,896       0.93         1.30 - 2.60         2.30 - 3.68
                                          2003   42,262  1.087 - 1.250   50,139       0.67         1.30 - 2.60        3.72 - 23.08
                                          2002    1,343  1.037 - 1.039    1,393         --         1.30 - 2.05       (1.80) - 6.13
   LMPVPIV Multiple Discipline
     Subaccount-Global All Cap
     Growth and Value                     2006   14,817  1.424 - 1.816   23,789       1.16         1.30 - 2.60       12.21 - 13.71
                                          2005   16,335  1.269 - 1.597   23,291       0.76         1.30 - 2.60        3.85 - 10.96
                                          2004   15,077  1.222 - 1.519   20,667       0.58         1.30 - 2.60         5.39 - 8.89
                                          2003    5,305  1.138 - 1.395    6,702       0.40         1.30 - 2.60        5.46 - 35.47
                                          2002      259  1.073 - 1.075      278         --         1.30 - 2.05       (6.36) - 3.07

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Legg Mason Partners Variable Portfolios IV -- (Continued)
   LMPVPIV Multiple Discipline
     Subaccount-Large Cap
     Growth and Value                     2006    6,468  1.286 - 1.626    9,319       0.72         1.30 - 2.60       9.45 - 10.84
                                          2005    7,888  1.175 - 1.467   10,314       0.59         1.30 - 2.60        0.86 - 2.23
                                          2004    8,334  1.165 - 1.435   10,741       0.94         1.30 - 2.60      (0.68) - 5.36
                                          2003    4,677  1.210 - 1.362    5,793       0.64         1.30 - 2.45       7.86 - 32.88
                                          2002      102  1.068 - 1.069      109         --         1.40 - 2.05      (4.39) - 0.09
Lord Abbett Series Fund, Inc.
   Lord Abbett Growth and Income
     Subaccount (Class VC)                2006    7,822  1.264 - 1.634   12,355       1.20         1.30 - 2.65       3.06 - 15.80
                                          2005    8,792  1.106 - 1.411   12,083       0.99         1.30 - 2.65        0.56 - 5.33
                                          2004    8,276  1.248 - 1.385   11,267       1.10         1.30 - 2.65       7.65 - 14.37
                                          2003    3,560  1.138 - 1.245    4,404       1.33         1.30 - 2.60       5.47 - 23.29
   Lord Abbett Mid-Cap Value
     Subaccount (Class VC)                2006    9,271  1.333 - 1.827   16,405       0.46         1.30 - 2.70       9.26 - 10.79
                                          2005   11,345  1.220 - 1.649   18,260       0.48         1.30 - 2.70        1.92 - 6.99
                                          2004    8,801  1.159 - 1.543   13,372       0.40         1.30 - 2.65       2.66 - 22.46
                                          2003    3,702  1.153 - 1.260    4,635       1.13         1.30 - 2.60       3.50 - 24.26
Managed Assets Trust
   Managed Assets Trust                   2006       --  1.121 - 1.132       --       1.98         1.75 - 2.25        2.94 - 3.10
                                          2005       98  1.089 - 1.098      107       0.01         1.75 - 2.25        1.58 - 3.29
                                          2004       13  1.072 - 1.073       14       3.60         2.15 - 2.25        4.08 - 5.82
Met Investors Series Trust
   MIST Batterymarch Mid-Cap Stock
     Subaccount (Class A)                 2006      782  1.350 - 1.659    1,141         --         1.75 - 2.65     (5.44) - (4.86)
   MIST BlackRock High Yield
     Subaccount (Class A)                 2006    1,210  1.250 - 1.410    1,688         --         1.75 - 2.65        4.69 - 5.31
   MIST BlackRock Large-Cap Core
     Subaccount (Class A)                 2006    2,664  0.938 - 1.635    3,068         --         1.30 - 2.65        5.15 - 6.12
   MIST Dreman Small-Cap Value
     Subaccount (Class A)                 2006      355  1.339 - 1.365      478       0.82         1.30 - 2.45       5.93 - 13.75
   MIST Harris Oakmark International
     Subaccount (Class A)                 2006    4,862  1.626 - 1.962    8,865         --         1.26 - 2.41       9.56 - 10.42
   MIST Janus Capital Appreciation
     Subaccount (Class A)                 2006      640  1.300 - 1.646      933         --         1.30 - 2.45        1.73 - 2.75
   MIST Legg Mason Partners Managed
     Assets Subaccount (Class A)          2006       18  1.183 - 1.195       21         --         1.75 - 2.15        5.34 - 5.57
   MIST Lord Abbett Bond Debenture
     Subaccount (Class A)                 2006    1,746  1.231 - 1.396    2,393         --         1.75 - 2.65        4.06 - 4.71
   MIST Lord Abbett Growth and Income
     Subaccount (Class B)                 2006   22,966  1.068 - 1.078   24,644         --         1.30 - 2.70        6.69 - 7.69
   MIST Lord Abbett Mid-Cap Value
     Subaccount (Class B)                 2006      324  1.067 - 1.074      346         --         1.30 - 2.25       5.41 - 12.99
   MIST Met/AIM Capital Appreciation
     Subaccount (Class A)                 2006    3,740  0.973 - 1.446    4,068       0.18         1.30 - 2.60     (1.89) - (1.00)
   MIST Met/AIM Small Cap Growth
     Subaccount (Class A)                 2006       83  1.254 - 1.272      105         --         1.70 - 2.60      (1.42) - 7.07
   MIST MFS(R) Value Subaccount
     (Class A)                            2006    2,788  1.371 - 1.413    3,880       1.39         1.30 - 2.55       9.78 - 10.74
   MIST Neuberger Berman Real Estate
     Subaccount (Class A)                 2006    3,564  1.212 - 1.223    4,335         --         1.30 - 2.65       5.01 - 21.93
   MIST Oppenheimer Capital
     Appreciation Subaccount (Class B)    2006      230  1.001 - 1.006      231         --         1.85 - 2.55       0.70 - 11.07
   MIST Pioneer Fund Subaccount
     (Class A)                            2006    1,055  1.421 - 1.599    1,647         --         1.30 - 2.60        6.84 - 7.75

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Met Investors Series Trust -- (Continued)
   MIST Pioneer Mid-Cap Value
     Subaccount (Class A)                 2006      142  1.136 - 1.157      163       0.19         1.30 - 2.45       1.06 - 14.29
   MIST Pioneer Strategic Income
     Subaccount (Class A)                 2006    2,988  1.044 - 1.177    3,466       5.33         1.30 - 2.45        2.97 - 3.79
   MIST Third Avenue Small Cap Value
     Subaccount (Class B)                 2006    6,636  1.022 - 1.031    6,806         --         1.30 - 2.65        1.89 - 2.79
Metropolitan Series Fund, Inc.
   MSF BlackRock Aggressive Growth
     Subaccount (Class D)                 2006    5,128  0.854 - 1.540    5,078         --         1.30 - 2.70     (3.09) - (2.21)
   MSF BlackRock Bond Income
     Subaccount (Class A)                 2006    2,154  1.036 - 1.157    2,396         --         1.75 - 2.65        3.08 - 3.77
   MSF BlackRock Bond Income
     Subaccount (Class E)                 2006   12,668  1.042 - 1.261   14,433         --         1.30 - 2.45        3.23 - 3.96
   MSF BlackRock Money Market
     Subaccount (Class A)                 2006    2,162  0.995 - 1.020    2,174       3.30         1.75 - 2.75        1.19 - 2.11
   MSF Capital Guardian U.S. Equity
     Subaccount (Class A)                 2006    2,490  0.743 - 1.377    2,151         --         1.30 - 2.45        2.22 - 4.04
   MSF FI Large Cap Subaccount
     (Class A)                            2006   12,353  0.799 - 1.384   11,510         --         1.30 - 2.65        0.63 - 1.62
   MSF FI Value Leaders Subaccount
     (Class D)                            2006    9,944  1.218 - 1.477   14,010         --         1.30 - 2.65        1.86 - 2.76
   MSF MetLife Aggressive Allocation
     Subaccount (Class B)                 2006      923  1.054 - 1.062      976         --         1.30 - 2.55       5.19 - 12.03
   MSF MetLife Conservative
     Allocation Subaccount (Class B)      2006      365  1.037 - 1.043      380         --         1.55 - 2.40        3.60 - 4.20
   MSF MetLife Conservative to Moderate
     Allocation Subaccount (Class B)      2006      541  1.043 - 1.048      565         --         1.80 - 2.45      (0.67) - 7.73
   MSF MetLife Moderate
     Allocation Subaccount (Class B)      2006    3,903  1.048 - 1.057    4,101         --         1.30 - 2.55       1.74 - 10.01
   MSF MetLife Moderate to
     Aggressive Allocation Subaccount
     (Class B)                            2006    6,103  1.052 - 1.062    6,449         --         1.30 - 2.60       4.99 - 11.81
   MSF MFS(R) Total Return
     Subaccount (Class F)                 2006   43,909  1.104 - 1.511   61,560         --         1.30 - 2.65        6.13 - 7.09
   MSF Oppenheimer Global Equity
     Subaccount (Class B)                 2006    7,601  1.044 - 1.053    7,964         --         1.24 - 2.59       4.82 - 16.19
   MSF T. Rowe Price Large Cap
     Growth Subaccount (Class B)          2006    6,288  1.063 - 1.071    6,722         --         1.30 - 2.45        6.51 - 7.31
   MSF Western Asset Management
     High Yield Bond Subaccount
     (Class A)                            2006      181  1.125 - 1.153      207         --         1.75 - 2.65        5.44 - 6.17
   MSF Western Asset Management U.S.
     Government Subaccount
     (Class A)                            2006       70  1.053 - 1.077       74         --         1.60 - 2.40        2.87 - 3.38
Money Market Portfolio
   Money Market Portfolio                 2006       --  0.978 - 0.999       --       1.41         1.75 - 2.75        0.50 - 0.81
                                          2005    1,433  0.973 - 0.993    1,404       2.80         1.75 - 2.75        0.30 - 1.12
                                          2004    2,027  0.969 - 0.980    1,976       1.03         1.75 - 2.45     (1.42) - (0.51)
                                          2003    2,368  0.982 - 0.986    2,332       0.77         1.85 - 2.45     (1.31) - (0.10)
                                          2002      990  0.995 - 0.996      986       0.74         1.85 - 2.05     (0.40) - (0.30)
Oppenheimer Variable Account Funds
   Oppenheimer Capital Appreciation
     Subaccount/VA (Service Shares)       2006       --  1.114 - 1.184       --       0.19         1.85 - 2.55        1.12 - 4.41
                                          2005      126  1.069 - 1.134      142       0.71         1.85 - 2.55        2.46 - 3.00
                                          2004      111  1.097 - 1.101      122       0.03         1.85 - 2.25       3.00 - 10.56

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended    Units    Lowest to    Assets       Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ---------------
Oppenheimer Variable Account Funds -- (Continued)
   Oppenheimer Global Securities
      Subaccount/VA (Service Shares)      2006       --  1.409 - 1.536       --       0.85         1.85 - 2.55        8.47 - 8.78
                                          2005      280  1.299 - 1.412      391       0.78         1.85 - 2.55       5.78 - 17.59
                                          2004      209  1.253 - 1.261      263       0.08         1.85 - 2.45      12.25 - 22.97
   Oppenheimer Main Street/VA
      Subaccount (Service Shares)         2006       --  1.320 - 1.333       --       0.97         1.75 - 2.15      19.35 - 19.77
                                          2005       53  1.106 - 1.113       59       0.31         1.75 - 2.15        3.56 - 7.05
                                          2004        2          1.068        2         --                2.15               8.32
PIMCO Variable Insurance Trust
   PIMCO VIT Real Return Subaccount
      (Administrative Class)              2006   11,166  1.042 - 1.129   12,325       4.22         1.30 - 2.65     (1.91) - (0.62)
                                          2005   13,461  1.061 - 1.136   15,024       2.78         1.30 - 2.65      (0.63) - 0.80
                                          2004   12,333  1.066 - 1.127   13,747       1.04         1.30 - 2.65        5.21 - 7.44
                                          2003    5,346  1.041 - 1.049    5,580       0.50         1.30 - 2.60      (1.13) - 5.12
   PIMCO VIT Total Return Subaccount
      (Administrative Class)              2006   48,442  1.051 - 1.262   55,490       4.41         1.30 - 2.70        1.06 - 2.52
                                          2005   57,303  1.039 - 1.231   64,250       3.40         1.30 - 2.70      (1.14) - 1.07
                                          2004   59,889  1.043 - 1.218   67,209       1.89         1.30 - 2.65        1.55 - 3.57
                                          2003   51,348  1.022 - 1.176   56,496       2.78         1.30 - 2.60      (1.14) - 3.70
                                          2002   23,265  1.071 - 1.134   25,547       4.05         1.30 - 2.05        6.89 - 7.90
Pioneer Variable Contracts Trust
   Pioneer America Income
      VCT Subaccount (Class II)           2006      279  1.001 - 1.026      283       4.44         1.85 - 2.75      (0.69) - 1.28
                                          2005      263  1.000 - 1.020      265       4.45         1.85 - 2.75     (1.07) - (0.10)
                                          2004      218  1.007 - 1.014      220       4.04         1.85 - 2.45      (0.89) - 1.00
   Pioneer Balanced VCT Subaccount
      (Class II)                          2006       --  1.030 - 1.146       --       2.23         1.85 - 2.85        2.59 - 8.12
                                          2005       89  1.036 - 1.080       96       1.76         1.85 - 2.55        1.14 - 1.79
                                          2004       63  1.054 - 1.061       67       1.74         1.85 - 2.45        0.95 - 4.25
   Pioneer Cullen Value VCT
      Subaccount (Class II)               2006      230  1.244 - 1.264      289       0.16         1.85 - 2.75       8.86 - 14.68
                                          2005      130  1.092 - 1.097      143         --         2.10 - 2.75       4.78 - 10.71
   Pioneer Emerging Markets VCT
      Subaccount (Class II)               2006      106  2.282 - 2.356      246       0.30         1.85 - 2.75      31.83 - 33.03
                                          2005      108  1.731 - 1.771      190       0.49         1.85 - 2.75      28.99 - 35.09
                                          2004       80  1.302 - 1.311      104       0.36         1.85 - 2.45      11.00 - 24.62
   Pioneer Equity Income VCT
      Subaccount (Class II)               2006      622  1.377 - 1.505      917       2.32         1.85 - 2.55      19.11 - 19.92
                                          2005      700  1.156 - 1.255      864       2.18         1.85 - 2.55      (0.52) - 4.28
                                          2004      560  1.204 - 1.212      676       2.11         1.85 - 2.45      10.56 - 15.10
   Pioneer Europe VCT Subaccount
      (Class II)                          2006       --          1.703       --       2.10                1.85              26.71
                                          2005       14          1.344       19       0.48                1.85               5.83
                                          2004       14          1.270       18         --                1.85              20.95
   Pioneer Fund VCT Subaccount
      (Class II)                          2006      425  1.337 - 1.367      573       1.09         1.85 - 2.45      13.50 - 14.39
                                          2005      458  1.178 - 1.195      543       1.13         1.85 - 2.45        3.42 - 4.09
                                          2004      343  1.139 - 1.148      392       1.18         1.75 - 2.45       7.30 - 10.42
                                          2003       13          1.053       13         --                1.75               1.64
   Pioneer Global High Yield VCT
      Subaccount (Class II)               2006       87  1.132 - 1.149       99       7.29         1.85 - 2.75        0.18 - 9.95
                                          2005       14  1.039 - 1.045       14       3.60         1.85 - 2.75        1.75 - 2.87
   Pioneer Growth Shares
      VCT Subaccount (Class II)           2006       85  1.085 - 1.166       95         --         1.85 - 2.55       6.26 - 12.32
                                          2005       22  1.075 - 1.087       23       0.59         2.25 - 2.55        0.09 - 0.93
                                          2004       21  1.068 - 1.070       23         --         2.25 - 2.45       2.39 - 11.02

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ---------------
Pioneer Variable Contracts Trust -- (Continued)
   Pioneer High Yield VCT
      Subaccount (Class II)               2006      896  1.129 - 1.154    1,023       5.30         1.85 - 2.75        5.59 - 6.46
                                          2005      990  1.069 - 1.084    1,067       5.23         1.85 - 2.75     (0.74) - (0.09)
                                          2004      733  1.077 - 1.085      792       5.03         1.75 - 2.45        2.87 - 5.85
                                          2003       13          1.025       13       0.14                1.75               0.39
   Pioneer Ibbotson Aggressive Allocation
      VCT Subaccount (Class II)           2006      361  1.206 - 1.220      438       0.24         1.85 - 2.55       7.45 - 14.99
                                          2005       83  1.083 - 1.084       90         --         2.10 - 2.35      (0.46) - 2.56
   Pioneer Ibbotson Growth
      Allocation VCT Subaccount
      (Class II)                          2006    2,345  1.060 - 1.184    2,714       0.17         1.85 - 2.90       0.09 - 10.29
                                          2005       98  1.065 - 1.069      104         --         2.10 - 2.75        2.99 - 3.10
   Pioneer Ibbotson Moderate
     Allocation
      VCT Subaccount (Class II)           2006    3,495  1.049 - 1.139    3,945       0.21         1.85 - 2.85      (0.29) - 9.01
                                          2005      194  1.044 - 1.049      203         --         1.85 - 2.75        0.00 - 4.50
   Pioneer International Value VCT
      Subaccount (Class II)               2006       86  1.561 - 1.729      147       0.25         1.85 - 2.75       4.66 - 19.86
                                          2005       30  1.309 - 1.425       43       0.06         2.25 - 2.75      12.65 - 17.82
                                          2004       29          1.265       36       0.41                2.25              15.74
   Pioneer Mid Cap Value VCT
      Subaccount (Class II)               2006      252  1.306 - 1.464      354         --         1.85 - 2.75       9.29 - 10.24
                                          2005      304  1.195 - 1.328      391       0.18         1.85 - 2.75      (0.50) - 6.62
                                          2004      114  1.249 - 1.257      143       0.30         1.85 - 2.45      12.61 - 19.64
   Pioneer Oak Ridge Large Cap
      Growth VCT Subaccount
      (Class II)                          2006      347  1.098 - 1.171      401       0.03         1.85 - 2.75      (0.72) - 0.86
                                          2005      357  1.124 - 1.161      413       0.15         1.85 - 2.75       5.79 - 12.41
                                          2004      177  1.089 - 1.093      193         --         1.85 - 2.25       4.81 - 12.59
   Pioneer Real Estate Shares VCT
      Subaccount (Class II)               2006      151  1.947 - 2.097      309       2.42         1.85 - 2.55      20.63 - 33.99
                                          2005      134  1.463 - 1.565      206       3.46         1.85 - 2.55       3.83 - 12.75
                                          2004       54  1.378 - 1.388       74       3.27         1.85 - 2.45      20.88 - 22.18
   Pioneer Small and Mid Cap
      Growth VCT Subaccount
      (Class II)                          2006       75  1.148 - 1.164       87         --         1.85 - 2.35        5.32 - 5.82
                                          2005       75  1.090 - 1.100       82         --         1.85 - 2.35        2.16 - 6.31
                                          2004       18  1.067 - 1.071       19         --         1.85 - 2.35        2.59 - 5.75
   Pioneer Small Cap Value VCT
      Subaccount (Class II)               2006      186  1.389 - 1.528      279         --         1.85 - 2.55       9.38 - 12.11
                                          2005      204  1.249 - 1.363      274         --         1.85 - 2.55        2.97 - 9.04
                                          2004       81  1.242 - 1.250      101         --         1.85 - 2.45      13.47 - 20.23
   Pioneer Small Company VCT
      Subaccount (Class II)               2006       --  1.203 - 1.222       --         --         1.85 - 2.45        5.80 - 6.08
                                          2005       42  1.137 - 1.152       48         --         1.85 - 2.45     (0.79) - (0.17)
                                          2004       25  1.146 - 1.154       29         --         1.85 - 2.45       6.36 - 15.71
   Pioneer Strategic Income VCT
      Subaccount (Class II)               2006    1,259  1.130 - 1.159    1,444       5.13         1.85 - 2.75        1.98 - 4.23
                                          2005      942  1.093 - 1.112    1,040       5.57         1.85 - 2.75      (0.81) - 1.75
                                          2004      692  1.098 - 1.105      762       5.00         1.85 - 2.45        5.37 - 6.47
   Pioneer Value VCT Subaccount
      (Class II)                          2006      366  1.242 - 1.347      484       0.22         1.85 - 2.55      10.13 - 12.91
                                          2005      340  1.107 - 1.193      399       0.08         1.85 - 2.55      (0.81) - 2.76
                                          2004      233  1.153 - 1.161      269       0.03         1.85 - 2.45        4.42 - 8.24

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)    Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to          Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)        Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ------------------
Putnam Variable Trust
   Putnam VT Discovery Growth
      Subaccount (Class IB)               2006      158  0.887 - 1.515      184         --         1.30 - 2.25          8.58 - 9.62
                                          2005      229  0.811 - 1.387      239         --         1.30 - 2.25          4.84 - 5.94
                                          2004      461  0.768 - 1.315      494         --         1.30 - 2.25          5.17 - 6.18
                                          2003      502  0.725 - 1.244      499         --         1.30 - 2.25        23.70 - 30.36
                                          2002      341  0.558 - 0.853      248         --         1.30 - 2.05      (30.82) - (5.13)
   Putnam VT International Equity
      Subaccount (Class IB)               2006    2,558  1.397 - 1.989    4,495       0.62         1.30 - 2.45        11.15 - 26.07
                                          2005    2,421  1.111 - 1.584    3,425       1.47         1.30 - 2.45         9.48 - 10.85
                                          2004    2,574  1.005 - 1.436    3,323       1.49         1.30 - 2.45         7.08 - 14.92
                                          2003    2,562  0.879 - 1.257    2,895       0.55         1.30 - 2.45        22.80 - 37.98
                                          2002      956  0.694 - 0.919      779       0.46         1.30 - 2.05     (19.35) - (18.76)
   Putnam VT Small Cap Value
      Subaccount (Class IB)               2006    3,863  1.422 - 2.164    7,989       0.34         1.30 - 2.60        14.35 - 15.74
                                          2005    4,709  1.243 - 1.877    8,487       0.18         1.30 - 2.60          4.28 - 7.93
                                          2004    4,591  1.507 - 1.783    7,923       0.35         1.30 - 2.60        22.93 - 24.58
                                          2003    3,941  1.215 - 1.439    5,469       0.25         1.30 - 2.60         9.22 - 54.65
                                          2002    1,943  0.826 - 0.980    1,806       0.17         1.30 - 2.05      (26.77) - (1.43)
The Travelers Series Trust
   Travelers AIM Capital
     Appreciation Subaccount              2006       --  0.985 - 1.465       --         --         1.30 - 2.60          6.17 - 6.55
                                          2005    4,118  0.925 - 1.376    4,308       0.22         1.30 - 2.60          5.95 - 7.34
                                          2004    4,534  0.864 - 1.287    4,465       0.14         1.30 - 2.60          0.85 - 5.44
                                          2003    3,968  0.824 - 1.229    3,587         --         1.30 - 2.60         1.66 - 31.32
                                          2002    3,141  0.647 - 0.901    2,083         --         1.30 - 2.05     (25.46) - (22.54)
   Travelers Convertible
      Securities Subaccount               2006       --  1.183 - 1.337       --       0.86         1.75 - 2.65          6.19 - 6.52
                                          2005    2,126  1.114 - 1.257    2,625       2.09         1.75 - 2.65       (2.28) - (1.40)
                                          2004    4,239  1.140 - 1.280    5,230       2.99         1.75 - 2.65          1.06 - 4.40
                                          2003    1,274  1.156 - 1.230    1,514       6.06         1.85 - 2.45         3.27 - 23.93
                                          2002      197  0.935 - 0.936      184      10.89         1.85 - 2.05        (4.00) - 2.63
   Travelers Disciplined Mid Cap
      Stock Subaccount                    2006       --  1.423 - 1.749       --       0.54         1.75 - 2.65          8.88 - 9.17
                                          2005      896  1.304 - 1.604    1,272         --         1.75 - 2.65         9.50 - 10.47
                                          2004      878  1.184 - 1.458    1,132       0.31         1.75 - 2.65        12.37 - 14.30
                                          2003      655  1.038 - 1.279      735       0.46         1.85 - 2.45         2.32 - 39.82
                                          2002      112  0.792 - 0.793       89       0.81         1.85 - 2.05      (10.09) - (2.94)
   Travelers Equity Income
      Subaccount                          2006       --  1.188 - 1.441       --       1.34         1.30 - 2.65          4.71 - 5.20
                                          2005   12,058  1.132 - 1.372   15,840         --         1.30 - 2.65          1.74 - 5.53
                                          2004   12,702  1.102 - 1.335   16,268       1.43         1.30 - 2.65         4.50 - 11.99
                                          2003   10,494  1.021 - 1.236   12,393       1.29         1.30 - 2.60         5.21 - 40.78
                                          2002    4,706  0.792 - 0.955    4,123       1.31         1.30 - 2.05      (15.68) - (4.12)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  -----------------
The Travelers Series Trust -- (Continued)
   Travelers Federated
      High Yield Subaccount               2006       --  1.194 - 1.341       --       7.85         1.75 - 2.65          2.14 - 2.53
                                          2005    2,005  1.169 - 1.309    2,602         --         1.75 - 2.65        (0.09) - 2.11
                                          2004    2,134  1.170 - 1.299    2,758       8.24         1.75 - 2.65          0.86 - 8.40
                                          2003    1,636  1.187 - 1.202    1,952      12.59         1.85 - 2.45         3.00 - 20.18
                                          2002      181  0.990 - 0.991      179      29.91         1.85 - 2.05          5.31 - 7.26
   Travelers Federated
      Stock Subaccount                    2006       --  1.128 - 1.408       --       1.65         1.75 - 2.45          3.26 - 3.45
                                          2005      151  1.091 - 1.362      184         --         1.75 - 2.45          2.82 - 3.56
                                          2004      131  1.058 - 1.321      152       1.80         1.75 - 2.45          7.68 - 9.78
                                          2003       97  0.977 - 1.221       98       2.20         1.85 - 2.25        10.40 - 25.32
                                          2002       17          0.782       14       1.67                1.85                (0.76)
   Travelers Large Cap
      Subaccount                          2006       --  0.788 - 1.366       --       0.43         1.30 - 2.65          2.68 - 3.22
                                          2005    7,100  0.765 - 1.326    6,551         --         1.30 - 2.65          5.85 - 7.22
                                          2004    7,325  0.715 - 1.241    6,235       0.81         1.30 - 2.65         3.91 - 11.77
                                          2003    6,574  0.681 - 1.185    5,236       0.50         1.30 - 2.45         3.59 - 27.35
                                          2002    4,594  0.555 - 0.862    2,664       0.50         1.30 - 2.05     (24.36) - (23.77)
   Travelers Managed Allocation Series:
      Aggressive Subaccount               2006       --  1.169 - 1.182       --       2.05         1.40 - 2.55          2.16 - 6.32
                                          2005      417  1.103 - 1.108      461         --         1.80 - 2.55        (0.54) - 7.91
   Travelers Managed Allocation Series:
      Conservative Subaccount             2006       --  1.016 - 1.025       --       4.29         1.55 - 2.45        (0.59) - 0.39
                                          2005      355  1.016 - 1.021      361       0.93         1.55 - 2.40          0.39 - 1.70
   Travelers Managed Allocation Series:
      Moderate Subaccount                 2006       --  1.084 - 1.095       --       2.89         1.30 - 2.45          1.12 - 3.69
                                          2005    1,911  1.050 - 1.056    2,010       1.08         1.30 - 2.35          1.74 - 5.10
   Travelers Managed Allocation Series:
      Moderate-Aggressive
      Subaccount                          2006       --  1.124 - 1.138       --       2.24         1.30 - 2.60          1.98 - 4.40
                                          2005    4,588  1.081 - 1.090    4,979       0.56         1.30 - 2.60        (0.37) - 6.78
   Travelers Managed Allocation Series:
      Moderate-Conservative
      Subaccount                          2006       --  1.045 - 1.050       --       3.61         1.80 - 2.35          0.77 - 1.75
                                          2005       37          1.027       38       0.77                2.35                 1.68
   Travelers Managed Income
      Subaccount                          2006       --  1.009 - 1.213       --       2.07         1.30 - 2.45       (1.27) - (0.82)
                                          2005   15,088  1.021 - 1.223   16,744       3.38         1.30 - 2.45        (1.11) - 0.08
                                          2004   18,096  1.032 - 1.222   20,142       4.63         1.30 - 2.45        (0.48) - 2.86
                                          2003   17,342  1.028 - 1.204   19,275       4.83         1.30 - 2.45          0.19 - 7.02
                                          2002   10,172  0.981 - 1.125   10,922      12.00         1.30 - 2.05          0.10 - 0.90
   Travelers Mercury
      Large Cap Core Subaccount           2006       --  0.885 - 1.545       --       0.21         1.30 - 2.65          5.79 - 6.30
                                          2005    2,917  0.833 - 1.455    3,043         --         1.30 - 2.65         9.13 - 10.59
                                          2004    3,157  0.755 - 1.321    2,981       0.60         1.30 - 2.65         2.01 - 15.54
                                          2003    2,838  0.662 - 1.159    2,204       0.75         1.30 - 2.45         3.87 - 25.87
                                          2002    2,747  0.555 - 0.846    1,649       0.61         1.30 - 2.05     (26.67) - (26.09)

                                            Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                           Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                           Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                           ------  ------  -------------  -------  -------------  ----------------  ----------------
The Travelers Series Trust -- (Continued)
   Travelers MFS(R) Mid Cap
      Growth Subaccount                     2006       --  0.877 - 1.578       --         --         1.30 - 2.70        5.40 - 5.97
                                            2005    6,273  0.830 - 1.492    5,980         --         1.30 - 2.70        0.55 - 8.80
                                            2004    1,259  0.822 - 1.459    1,293         --         1.75 - 2.45       8.22 - 12.06
                                            2003    1,052  0.736 - 1.306      912         --         1.85 - 2.45       1.87 - 37.37
                                            2002      227  0.548 - 0.549      125         --         1.85 - 2.05    (12.30) - (1.08)
   Travelers MFS(R) Total Return
      Subaccount                            2006       --  1.038 - 1.411       --       1.30         1.30 - 2.65        2.90 - 3.37
                                            2005   53,150  1.008 - 1.365   67,690       2.14         1.30 - 2.65        0.00 - 1.64
                                            2004   54,146  1.095 - 1.343   68,423       2.86         1.30 - 2.65        8.05 - 9.99
                                            2003   44,879  1.038 - 1.221   52,177       3.23         1.30 - 2.60       4.65 - 19.58
                                            2002   20,936  0.906 - 1.061   21,749       7.45         1.30 - 2.05     (7.22) - (6.52)
   Travelers MFS(R) Value
      Subaccount                            2006       --  1.248 - 1.276       --         --         1.30 - 2.55        3.80 - 8.15
                                            2005    1,959  1.158 - 1.180    2,289       2.00         1.30 - 2.45      (0.76) - 6.95
                                            2004      208  1.114 - 1.120      232       2.99         1.70 - 2.45       1.83 - 14.81
   Travelers Mondrian International
      Stock Subaccount                      2006       --  1.480 - 1.781       --       3.73         1.30 - 2.45      14.57 - 15.00
                                            2005    4,680  1.290 - 1.551    6,788       0.05         1.30 - 2.45       5.31 - 11.11
                                            2004    3,759  1.202 - 1.441    5,100       2.04         1.30 - 2.45      10.28 - 14.34
                                            2003    1,903  1.060 - 1.266    2,230       5.52         1.30 - 2.45       3.77 - 26.22
                                            2002       46  0.842 - 0.843       39       2.21         1.85 - 2.05     (6.55) - (0.24)
   Travelers Pioneer Fund
      Subaccount                            2006       --  1.330 - 1.484       --       1.03         1.30 - 2.60        5.72 - 6.23
                                            2005    1,140  1.258 - 1.397    1,562         --         1.30 - 2.60        3.44 - 5.64
                                            2004    1,006  1.225 - 1.336    1,328       1.20         1.30 - 2.45        0.91 - 9.69
                                            2003      360  1.208 - 1.218      436       3.01         1.30 - 2.45       3.31 - 18.79
   Travelers Pioneer Mid Cap Value
      Subaccount                            2006       --  1.087 - 1.097       --         --         1.30 - 2.35        2.62 - 5.28
                                            2005       75  1.035 - 1.041       77       0.33         1.40 - 2.35        0.10 - 6.55
   Travelers Pioneer Strategic Income
      Subaccount                            2006       --  1.013 - 1.134       --         --         1.30 - 2.45        0.18 - 1.07
                                            2005    1,668  1.005 - 1.122    1,849       5.36         1.30 - 2.45        0.09 - 2.59
                                            2004      260  1.088 - 1.096      283      20.96         1.30 - 2.45       0.74 - 11.19
   Travelers Quality Bond
      Subaccount                            2006       --  1.005 - 1.115       --       6.07         1.75 - 2.65     (1.23) - (0.98)
                                            2005    2,125  1.017 - 1.126    2,324         --         1.75 - 2.65     (1.07) - (0.09)
                                            2004    2,698  1.028 - 1.127    2,976       5.02         1.75 - 2.65        0.19 - 2.28
                                            2003    1,778  1.058 - 1.110    1,950       7.69         1.75 - 2.45      (0.09) - 5.02
                                            2002      565  1.054 - 1.055      597      10.29         1.85 - 2.05        3.13 - 3.94

                                           Year            Unit Value      Net    Investment(1)  Expense Ratio(2)   Total Return(3)
                                          Ended   Units     Lowest to     Assets      Income         Lowest to         Lowest to
                                          Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)       Highest (%)
                                          ------  ------  -------------  -------  -------------  ----------------  -----------------
The Travelers Series Trust -- (Concluded)
   Travelers Strategic Equity
      Subaccount                           2006       --  0.755 - 1.433      --        0.36         1.30 - 2.60       (2.50) - 4.44
                                           2005    9,470  0.723 - 1.374   7,870        0.59         1.30 - 2.60       (0.58) - 0.82
                                           2004   10,790  0.720 - 1.369   8,881        1.42         1.30 - 2.60         7.45 - 8.81
                                           2003   11,342  0.663 - 1.263   8,404          --         1.30 - 2.60        1.53 - 31.24
                                           2002   11,839  0.508 - 0.749   6,281        0.60         1.30 - 2.05    (34.93) - (34.49)
   Travelers Style Focus Series: Small
      Cap Growth Subaccount                2006       --  1.272 - 1.282      --        0.01         1.75 - 2.60        0.23 - 15.08
                                           2005       32  1.108 - 1.114      35          --         1.75 - 2.60        1.00 - 11.10
   Travelers Style Focus Series: Small
      Cap Value Subaccount                 2006       --  1.264 - 1.272      --        0.01         1.75 - 2.45        1.36 - 14.59
                                           2005       29  1.106 - 1.110      32        1.05         1.75 - 2.35        1.28 - 10.05
   Travelers U.S. Government
      Securities Subaccount                2006       --  1.023 - 1.047      --        6.42         1.75 - 2.55      (3.94) - (3.62)
                                           2005       64  1.064 - 1.090      68          --         1.75 - 2.55       (0.19) - 2.77
                                           2004       32  1.045 - 1.071      33        2.35         1.75 - 2.55         4.06 - 6.20
   Travelers Van Kampen Enterprise
      Subaccount                           2006       --  0.723 - 1.340      --        0.03         1.30 - 2.45         3.48 - 3.96
                                           2005    3,039  0.696 - 1.292   2,437        0.10         1.30 - 2.45         2.64 - 8.60
                                           2004    3,403  0.656 - 1.219   2,532        0.57         1.30 - 2.45       (0.70) - 2.48
                                           2003    3,359  0.641 - 1.193   2,350        0.17         1.30 - 2.45        9.33 - 27.94
                                           2002    3,316  0.519 - 0.828   1,776        0.73         1.30 - 2.05    (30.76) - (26.94)
Van Kampen Life Investment Trust
   Van Kampen LIT Comstock
      Subaccount (Class II)                2006    2,880  1.166 - 1.659   4,377        1.35         1.75 - 2.65       13.08 - 14.11
                                           2005    3,546  1.028 - 1.461   4,762        0.96         1.75 - 2.65         1.38 - 4.37
                                           2004    3,714  1.127 - 1.433   4,863        0.69         1.75 - 2.65       13.09 - 15.26
                                           2003    2,528  0.979 - 1.247   2,788        0.43         1.85 - 2.45        1.55 - 31.02
                                           2002      760  0.764 - 0.766     582          --         1.85 - 2.05      (15.55) - 0.79
   Van Kampen LIT Enterprise
      Subaccount (Class II)                2006       89  1.000 - 1.332     100        0.19         1.85 - 2.25         4.41 - 4.88
                                           2005      108  0.956 - 1.275     117        0.47         1.85 - 2.25         5.48 - 5.94
                                           2004       98  0.904 - 1.207      98        0.14         1.85 - 2.25         1.52 - 3.78
                                           2003       85  0.889 - 1.187      80        0.32         1.85 - 2.25        8.68 - 23.51
                                           2002       78          0.723      57          --                1.85               (8.25)
   Van Kampen LIT Strategic Growth
      Subaccount (Class I)                 2006    6,396  0.758 - 1.357   5,493          --         1.30 - 2.60         0.25 - 1.58
                                           2005    7,611  0.749 - 1.342   6,449        0.28         1.30 - 2.60         5.17 - 6.48
                                           2004    9,178  0.704 - 1.264   7,243          --         1.30 - 2.60         3.29 - 8.69
                                           2003    9,929  0.668 - 1.201   7,282          --         1.30 - 2.60        0.33 - 28.77
                                           2002    9,507  0.533 - 0.752   5,180        0.36         1.30 - 2.05    (33.86) - (33.37)
Variable Insurance Products Fund
   VIP Contrafund(R) Subaccount
      (Service Class 2)                    2006    2,449  1.231 - 1.745   4,081        1.00         1.75 - 2.65         8.55 - 9.45
                                           2005    2,472  1.130 - 1.600   3,766        0.13         1.75 - 2.65        4.14 - 14.63
                                           2004    2,401  1.226 - 1.401   3,177        0.18         1.75 - 2.65        7.19 - 13.02
                                           2003    1,349  1.087 - 1.243   1,569        0.16         1.85 - 2.45        3.50 - 31.99
                                           2002      389  0.865 - 0.867     337          --         1.85 - 2.05     (11.98) - (2.92)

5. FINANCIAL HIGHLIGHTS -- (Concluded)

                                          Year            Unit Value      Net    Investment(1)  Expense Ratio(2)  Total Return(3)
                                         Ended   Units     Lowest to     Assets      Income         Lowest to        Lowest to
                                         Dec 31  (000s)   Highest ($)   ($000s)    Ratio (%)       Highest (%)      Highest (%)
                                         ------  ------  -------------  -------  -------------  ----------------  ----------------
Variable Insurance Products Fund -- (Concluded)
VIP Contrafund(R)
   Subaccount (Service Class)             2006   10,236  1.234 - 1.789   16,769       1.11         1.30 - 2.60       8.72 - 10.16
                                          2005   10,191  1.132 - 1.630   15,252       0.18         1.30 - 2.60       8.43 - 15.40
                                          2004    8,691  1.154 - 1.419   11,222       0.24         1.30 - 2.60      12.38 - 13.83
                                          2003    7,290  1.017 - 1.254    8,223       0.26         1.30 - 2.60       4.59 - 34.23
                                          2002    4,210  0.804 - 0.995    3,538       0.73         1.30 - 2.05    (11.27) - (1.18)
VIP Dynamic Capital Appreciation
   Subaccount (Service Class 2)           2006      286  1.393 - 1.520      410       0.20         1.75 - 2.45       1.01 - 11.71
                                          2005      296  1.247 - 1.365      383         --         1.85 - 2.25      18.04 - 18.42
                                          2004      248  1.053 - 1.155      267         --         1.85 - 2.25     (6.02) - (0.57)
                                          2003      214  1.059 - 1.164      229         --         1.85 - 2.25      22.71 - 30.35
                                          2002      163          0.863      141       0.20                1.85              10.93
VIP Mid Cap Subaccount
   (Service Class 2)                      2006   10,253  1.546 - 2.107   20,351       0.18         1.30 - 2.65       4.45 - 10.91
                                          2005   10,977  1.410 - 1.907   19,746         --         1.30 - 2.65      14.52 - 20.23
                                          2004    9,909  1.226 - 1.643   15,358         --         1.30 - 2.65      18.09 - 23.08
                                          2003    6,041  1.155 - 1.341    7,600       0.08         1.30 - 2.45     (0.60) - 45.51
                                          2002      892  0.853 - 0.857      762         --         1.30 - 2.05     (15.12) - 0.94


(1) These amounts represent the dividends, excluding distributions of capital gains, received by the Subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the Subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005

                                      AIM V.I. Capital Appreciation       AIM V.I. Core Equity       AIM V.I. Mid Cap Core Equity
                                         Subaccount (Series II)          Subaccount (Series I)          Subaccount (Series II)
                                      -----------------------------   ----------------------------   ------------------------------
                                          2006            2005            2006            2005            2006            2005
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   beginning of year ..............        240,879          164,606             --              --          255,024         222,467
Accumulation units purchased and
   transferred from other funding
   options ........................        241,026           94,693        882,228              --           17,929          38,727
Accumulation units redeemed and
   transferred to other funding
   options ........................        (23,015)         (18,420)      (147,870)             --          (10,282)         (6,170)
Annuity units .....................             --               --             --              --               --              --
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   end of year ....................        458,890          240,879        734,358              --          262,671         255,024
                                      ============   ==============   ============   =============   ==============   =============

                                                                           AllianceBernstein               AllianceBernstein
                                            AIM V.I. Premier               Growth and Income                Large-Cap Growth
                                      Equity Subaccount (Series I)        Subaccount (Class B)            Subaccount (Class B)
                                      -----------------------------   ----------------------------   ------------------------------
                                           2006           2005            2006           2005             2006            2005
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   beginning of year ..............      1,154,705        1,436,122      4,080,654       4,008,996        8,369,786       9,558,394
Accumulation units purchased and
   transferred from other funding
   options ........................            471            2,468        253,447         509,702          101,269         161,565
Accumulation units redeemed and
   transferred to other funding
   options ........................     (1,155,176)        (283,885)    (4,334,101)       (438,044)      (8,471,055)     (1,350,173)
Annuity units .....................             --               --             --              --               --              --
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   end of year ....................             --        1,154,705             --       4,080,654               --       8,369,786
                                      ============   ==============   ============   =============   ==============   =============

                                             American Funds                  American Funds                 American Funds
                                              Global Growth                Growth Subaccount                Growth-Income
                                          Subaccount (Class 2)                  (Class2)                  Subaccount (Class 2)
                                      -----------------------------   ----------------------------   ------------------------------
                                           2006           2005            2006           2005             2006            2005
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   beginning of year ..............     25,192,945       23,986,976     69,340,330      65,926,832       74,385,817      72,844,614
Accumulation units purchased and
   transferred from other funding
   options ........................      3,736,844        3,905,312      8,021,053       9,663,081        6,657,902       8,408,834
Accumulation units redeemed and
   transferred to other funding
   options ........................     (3,182,660)      (2,699,343)   (11,061,558)     (6,249,583)     (12,004,425)     (6,867,631)
Annuity units .....................             --               --             --              --               --              --
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   end of year ....................     25,747,129       25,192,945     66,299,825      69,340,330       69,039,294      74,385,817
                                      ============   ==============   ============   =============   ==============   =============

                                                                      Credit Suisse Trust Emerging        Delaware VIP REIT
                                        Capital Appreciation Fund          Markets Subaccount        Subaccount (Standard Class)
                                      -----------------------------   ----------------------------   ------------------------------
                                           2006            2005            2006           2005            2006           2005
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   beginning of year ..............        693,037          450,167         55,803         108,326        1,679,473       1,633,919
Accumulation units purchased and
   transferred from other funding
   options ........................        228,468          362,166            574             299          288,942         398,190
Accumulation units redeemed and
   transferred to other funding
   options ........................       (921,505)        (119,296)        (9,510)        (52,822)      (1,968,415)       (352,636)
Annuity units .....................             --               --             --              --               --              --
                                      ------------   --------------   ------------   -------------   --------------   -------------
Accumulation and annuity units
   end of year ....................             --          693,037         46,867          55,803               --       1,679,473
                                      ============   ==============   ============   =============   ==============   =============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                            Dreyfus VIF                    FAMVS Mercury Global
                                        Dreyfus VIF Appreciation         Developing Leaders             Allocation V.I. Subaccount
                                       Subaccount (Initial Shares)   Subaccount (Initial Shares)               (Class III)
                                     ------------------------------  -------------------------------  -----------------------------
                                         2006             2005           2006             2005             2006            2005
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   beginning of year ..............        464,982          439,044      1,250,182         1,433,514       1,563,475      1,177,435
Accumulation units purchased and
   transferred from other funding
   options ........................         25,490           39,004         21,033            43,730          39,147        558,249
Accumulation units redeemed and
   transferred to other funding
   options ........................        (53,367)         (13,066)      (313,340)         (227,062)     (1,602,622)      (172,209)
Annuity units .....................             --               --             --                --              --            --
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   end of year ....................        437,105          464,982        957,875         1,250,182              --      1,563,475
                                     =============    =============  =============   ===============  ==============   ============

                                          FAMVS Mercury Value           FTVIPT Franklin Income            FTVIPT Franklin Rising
                                     Opportunities V.I. Subaccount       Securities Subaccount             Dividends Securities
                                              (Class III)                      (Class 2)                   Subaccount (Class 2)
                                     ------------------------------  -------------------------------  -----------------------------
                                         2006             2005           2006             2005             2006            2005
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   beginning of year ..............      2,118,747        1,200,814      1,130,035                --         912,332        385,550
Accumulation units purchased and
   transferred from other funding
   options ........................        444,157        1,101,168      3,176,358         1,254,503         101,075        545,143
Accumulation units redeemed and
   transferred to other funding
   options ........................     (2,562,904)        (183,235)    (1,456,978)         (124,468)       (172,409)       (18,361)
Annuity units .....................             --               --             --                --              --             --
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   end of year ....................             --        2,118,747      2,849,415         1,130,035         840,998        912,332
                                     =============    =============  =============   ===============  ==============   ============

                                       FTVIPT Franklin Small-Mid          FTVIPT Mutual Shares               FTVIPT Templeton
                                         Cap Growth Securities                Securities              Developing Markets Securities
                                         Subaccount (Class 2)            Subaccount (Class 2)              Subaccount (Class 2)
                                     ------------------------------  -------------------------------  -----------------------------
                                          2006            2005            2006            2005             2006            2005
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   beginning of year ..............      9,720,001       11,188,959     14,277,591        12,664,808       3,431,926      2,146,368
Accumulation units purchased and
   transferred from other funding
   options ........................        346,280          360,133        694,799         3,209,051       1,253,458      2,283,336
Accumulation units redeemed and
   transferred to other funding
   options ........................     (2,135,240)      (1,829,091)   (14,972,390)       (1,596,268)     (1,385,869)      (997,778)
Annuity units .....................             --               --             --                --              --             --
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   end of year ....................      7,931,041        9,720,001             --        14,277,591       3,299,515      3,431,926
                                     =============    =============  =============   ===============  ==============   ============

                                            FTVIPT Templeton
                                           Foreign Securities           FTVIPT Templeton Growth
                                          Subaccount (Class 2)       Securities Subaccount (Class 2)       High Yield Bond Trust
                                     ------------------------------  -------------------------------  -----------------------------
                                         2006              2005           2006            2005             2006            2005
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   beginning of year ..............     15,564,929       13,846,193      3,098,823         1,769,388         140,757         70,063
Accumulation units purchased and
   transferred from other funding
   options ........................      2,165,269        3,307,630        460,044         1,910,912          10,827        120,005
Accumulation units redeemed and
   transferred to other funding
   options ........................     (3,075,676)      (1,588,894)    (3,558,867)         (581,477)       (151,584)       (49,311)
Annuity units .....................             --               --             --                --              --             --
                                     -------------    -------------  -------------   ---------------  --------------   ------------
Accumulation and annuity units
   end of year ....................     14,654,522       15,564,929             --         3,098,823              --        140,757
                                     =============    =============  =============   ===============  ==============   ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                             Janus Aspen Global Life           Janus Aspen
                                                Janus Aspen Balanced          Sciences Subaccount           Global Technology
                                             Subaccount (Service Shares)        (Service Shares)       Subaccount (Service Shares)
                                             ---------------------------   -------------------------   ---------------------------
                                                 2006           2005          2006          2005           2006           2005
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units beginning of
   year ...................................     1,138,065      1,146,859        44,081        45,781        103,306        187,152
Accumulation units purchased and
   transferred from other funding
   options ................................         1,269         55,474           822            62         17,279          7,776
Accumulation units redeemed and
   transferred to other funding options ...    (1,139,334)       (64,268)       (8,750)       (1,762)       (40,069)       (91,622)
Annuity units .............................            --             --            --            --             --             --
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units end of
   year ...................................            --      1,138,065        36,153        44,081         80,516        103,306
                                             ============   ============   ===========   ===========   ============   ============

                                                  Janus Aspen Mid Cap        Janus Aspen Worldwide
                                                  Growth Subaccount            Growth Subaccount            Lazard Retirement
                                                  (Service Shares)              (Service Shares)           Small Cap Subaccount
                                             ---------------------------   -------------------------   ---------------------------
                                                 2006           2005          2006          2005           2006           2005
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units beginning of
   year ...................................     4,870,827      5,338,180       223,930       252,544      2,128,656      1,916,700
Accumulation units purchased and
   transferred from other funding
   options ................................        63,578        149,197           114         9,232        321,162        546,880
Accumulation units redeemed and transferred
   to other funding options ...............      (678,774)      (616,550)      (78,598)      (37,846)    (2,449,818)      (334,924)
Annuity units .............................            --             --            --            --             --             --
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units end of
   year ...................................     4,255,631      4,870,827       145,446       223,930             --      2,128,656
                                             ============   ============   ===========   ===========   ============   ============

                                               LMPIS Dividend Strategy      LMPIS Premier Selections     LMPVPV Small Cap Growth
                                                     Subaccount            All Cap Growth Subaccount    Opportunities Subaccount
                                             ---------------------------   -------------------------   ---------------------------
                                                 2006           2005          2006          2005           2006           2005
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units beginning of
   year ...................................     2,153,588      2,494,262     2,458,758     2,572,662      5,039,373      3,912,673
Accumulation units purchased and
   transferred from other funding
   options ................................        55,759        139,228        80,457        48,854        229,244      2,110,981
Accumulation units redeemed and transferred
   to other funding options ...............      (491,603)      (479,902)     (308,074)     (162,758)    (3,317,952)      (984,086)
Annuity units .............................            --             --            --            --            535           (195)
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units end of
   year ...................................     1,717,744      2,153,588     2,231,141     2,458,758      1,951,200      5,039,373
                                             ============   ============   ===========   ===========   ============   ============

                                                   LMPVPI All Cap                LMPVPI All Cap              LMPVPI Investors
                                                Subaccount (Class I)         Subaccount (Class II)        Subaccount (Class I)
                                             ---------------------------   -------------------------   ---------------------------
                                                 2006           2005          2006          2005           2006           2005
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units beginning of
   year ...................................    11,737,699     14,832,978         1,716            --     10,080,697     11,119,172
Accumulation units purchased and
   transferred from other funding
   options ................................       250,670        499,674       130,378         1,716        225,790      1,529,271
Accumulation units redeemed and transferred
   to other funding options ...............    (2,573,119)    (3,594,953)      (28,316)           --     (3,318,165)    (2,567,746)
Annuity units .............................            --             --            --            --             --             --
                                             ------------   ------------   -----------   -----------   ------------   ------------
Accumulation and annuity units end of
   year ...................................     9,415,250     11,737,699       103,778         1,716      6,988,322     10,080,697
                                             ============   ============   ===========   ===========   ============   ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                LMPVPI Large Cap Growth       LMPVPI Small Cap Growth       LMPVPI Total Return
                                                  Subaccount (Class I)          Subaccount (Class I)       Subaccount (Class II)
                                             -----------------------------   -------------------------   -------------------------
                                                  2006           2005           2006           2005          2006          2005
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units beginning of
   year ...................................        362,596         495,158     6,708,896     5,789,908        96,085        73,713
Accumulation units purchased and
   transferred from other funding
   options ................................        170,313          29,549       138,337     1,874,083       459,636        23,705
Accumulation units redeemed and transferred
   to other funding options ...............       (256,895)       (162,111)   (3,521,910)     (955,095)      (16,102)       (1,333)
Annuity units .............................             --              --            --            --            --            --
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units end of
   year ...................................        276,014         362,596     3,325,323     6,708,896       539,619        96,085
                                             =============   =============   ===========   ===========   ===========   ===========

                                              LMPVPII Aggressive Growth      LMPVPII Aggressive Growth     LMPVPII Appreciation
                                                Subaccount (Class I)           Subaccount (Class II)             Subaccount
                                             -----------------------------   -------------------------   -------------------------
                                                  2006            2005           2006         2005           2006          2005
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units beginning of
   year ...................................        581,192         536,628       599,983       510,375    26,702,030    28,234,182
Accumulation units purchased and
   transferred from other funding
   options ................................         80,208          75,058        48,509       112,930       343,868     1,222,360
Accumulation units redeemed and transferred
   to other funding options ...............       (132,271)        (30,494)      (90,159)      (23,322)   (4,379,098)   (2,754,512)
Annuity units .............................             --              --            --            --            --            --
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units end of
   year ...................................        529,129         581,192       558,333       599,983    22,666,800    26,702,030
                                             =============   =============   ===========   ===========   ===========   ===========

                                             LMPVPII Diversified Strategic      LMPVPII Equity Index        LMPVPII Fundamental
                                                   Income Subaccount           Subaccount (Class II)         Value Subaccount
                                             -----------------------------   -------------------------   -------------------------
                                                  2006            2005          2006          2005           2006         2005
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units beginning of
   year ...................................     12,590,804      14,277,808    12,248,241    13,983,227    32,160,880    34,836,264
Accumulation units purchased and
   transferred from other funding
   options ................................        111,944         884,787       168,987       745,178       903,758     1,801,166
Accumulation units redeemed and transferred
   to other funding options ...............     (2,596,950)     (2,571,791)   (1,555,679)   (2,480,164)   (6,720,236)   (4,476,550)
Annuity units .............................             --              --            --            --            --            --
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units end of
   year ...................................    10,105,798       12,590,804    10,861,549    12,248,241    26,344,402    32,160,880
                                             =============   =============   ===========   ===========   ===========   ===========

                                               LMPVPII Growth and Income        LMPVPIII Adjustable         LMPVPIII Aggressive
                                                  Subaccount (Class I)         Rate Income Subaccount        Growth Subaccount
                                             -----------------------------   -------------------------   -------------------------
                                                  2006            2005          2006          2005           2006         2005
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units beginning of
   year ...................................         68,256          69,345     5,123,927     4,938,906    48,566,231    50,711,147
Accumulation units purchased and
   transferred from other funding
   options ................................            948             995       602,746     1,994,282     2,333,025     4,245,245
Accumulation units redeemed and transferred
   to other funding options ...............        (24,843)         (2,084)   (1,662,093)   (1,809,261)   (9,139,282)   (6,389,878)
Annuity units .............................             --              --            --            --           777          (283)
                                             -------------   -------------   -----------   -----------   -----------   -----------
Accumulation and annuity units end of
   year ...................................         44,361          68,256     4,064,580     5,123,927    41,760,751    48,566,231
                                             =============   =============   ===========   ===========   ===========   ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                        LMPVPIII High Income           LMPVPIII International         LMPVPIII Large Cap Growth
                                             Subaccount               All Cap Growth Subaccount              Subaccount
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............     18,520,226      21,163,525       3,460,887       3,638,527      22,842,147      25,638,749
Accumulation units purchased and
   transferred from other funding
   options ......................        906,174       2,287,594         133,752         321,449         534,244       1,304,982
Accumulation units redeemed and
   transferred to other funding
   options ......................     (4,888,355)     (4,930,893)       (898,194)       (499,089)     (4,504,254)     (4,101,584)
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................     14,538,045      18,520,226       2,696,445       3,460,887      18,872,137      22,842,147
                                    ============    ============    ============    ============    ============    ============

                                      LMPVPIII Large Cap Value          LMPVPIII Mid Cap Core              LMPVPIII Money
                                             Subaccount                      Subaccount                   Market Subaccount
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............      7,715,327       8,721,828      11,236,130      12,311,551      15,086,362      17,619,875
Accumulation units purchased and
   transferred from other funding
   options ......................         24,075          21,718         142,888         291,587      13,649,426      10,675,194
Accumulation units redeemed and
   transferred to other funding
   options ......................     (1,278,106)     (1,028,219)     (2,065,910)     (1,366,856)    (14,548,719)    (13,208,707)
Annuity units ...................             --              --             417            (152)             --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................      6,461,296       7,715,327       9,313,525      11,236,130      14,187,069      15,086,362
                                    ============    ============    ============    ============    ============    ============

                                     LMPVPIV Multiple Discipline     LMPVPIV Multiple Discipline     LMPVPIV Multiple Discipline
                                         Subaccount-All Cap              Subaccount-Balanced              Subaccount-Global
                                          Growth and Value            All Cap Growth and Value        All Cap Growth and Value
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............     80,427,810      86,830,720      64,578,208      69,906,009      16,335,057      15,077,342
Accumulation units purchased and
   transferred from other funding
   options ......................      1,109,241       6,423,279         707,776       5,639,764       1,542,745       3,514,028
Accumulation units redeemed and
   transferred to other funding
   options ......................    (19,621,370)    (12,826,189)    (16,119,231)    (10,967,565)     (3,060,886)     (2,256,313)
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................     61,915,681      80,427,810      49,166,753      64,578,208      14,816,916      16,335,057
                                    ============    ============    ============    ============    ============    ============

                                     LMPVPIV Multiple Discipline       Lord Abbett Growth and           Lord Abbett Mid-Cap
                                        Subaccount-Large Cap              Income Subaccount               Value Subaccount
                                          Growth and Value                   (Class VC)                      (Class VC)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............      7,888,159       8,334,158       8,791,711       8,276,150      11,345,009       8,801,044
Accumulation units purchased and
   transferred from other funding
   options ......................        278,416         977,474         592,948       1,276,818         721,799       3,449,691
Accumulation units redeemed and
   transferred to other funding
   options ......................     (1,698,811)     (1,423,473)     (1,562,763)       (761,257)     (2,795,478)       (905,726)
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................      6,467,764       7,888,159       7,821,896       8,791,711       9,271,330      11,345,009
                                    ============    ============    ============    ============    ============    ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                          MIST Batterymarch                MIST BlackRock
                                                                            Mid-Cap Stock                    High Yield
                                        Managed Assets Trust            Subaccount (Class A)            Subaccount (Class A)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............         98,263          13,189              --              --              --              --
Accumulation units purchased and
   transferred from other funding
   options ......................             --         176,669         889,169              --       1,588,772              --
Accumulation units redeemed and
   transferred to other funding
   options ......................        (98,263)        (91,595)       (107,323)             --        (378,821)             --
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................             --          98,263         781,846              --        1,209,951             --
                                    ============    ============    ============    ============    ============    ============

                                      MIST BlackRock Large-Cap               MIST Dreman                     MIST Harris
                                           Core Subaccount                 Small-Cap Value              Oakmark International
                                              (Class A)                 Subaccount (Class A)            Subaccount (Class A)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............             --              --              --              --              --              --
Accumulation units purchased and
   transferred from other funding
   options ......................      2,952,893              --         429,520              --       5,346,138              --
Accumulation units redeemed and
   transferred to other funding
   options ......................       (288,951)             --         (75,010)             --        (484,168)             --
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................      2,663,942              --         354,510              --       4,861,970              --
                                    ============    ============    ============    ============    ============    ============

                                         MIST Janus Capital           MIST Legg Mason Partners            MIST Lord Abbett
                                      Appreciation Subaccount              Managed Assets                  Bond Debenture
                                              (Class A)                 Subaccount (Class A)            Subaccount (Class A)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............             --              --              --              --              --              --
Accumulation units purchased and
   transferred from other funding
   options ......................        943,608              --          17,790              --       2,088,391              --
Accumulation units redeemed and
   transferred to other funding
   options ......................       (303,237)             --              --              --        (342,294)             --
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................        640,371              --          17,790              --       1,746,097              --
                                    ============    ============    ============    ============    ============    ============

                                       MIST Lord Abbett Growth            MIST Lord Abbett              MIST Met/AIM Capital
                                        and Income Subaccount               Mid-Cap Value             Appreciation Subaccount
                                              (Class B)                 Subaccount (Class B)                  (Class A)
                                    ----------------------------    ----------------------------    ----------------------------
                                        2006            2005            2006            2005            2006            2005
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   beginning of year ............             --              --              --              --              --              --
Accumulation units purchased and
   transferred from other funding
   options ......................     27,862,247              --         457,495              --       3,948,750              --
Accumulation units redeemed and
   transferred to other funding
   options ......................     (4,896,361)             --        (133,985)             --        (208,702)             --
Annuity units ...................             --              --              --              --              --              --
                                    ------------    ------------    ------------    ------------    ------------    ------------
Accumulation and annuity units
   end of year ..................     22,965,886              --         323,510              --       3,740,048              --
                                    ============    ============    ============    ============    ============    ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                MIST Met/AIM Small Cap                                         MIST Neuberger
                                                  Growth Subaccount             MIST MFS(R) Value            Berman Real Estate
                                                      (Class A)                Subaccount (Class A)         Subaccount (Class A)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..       110,110             --     3,366,308            --       4,131,811            --
Accumulation units redeemed and
   transferred to other funding options ....       (26,647)            --      (577,956)           --        (567,712)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................        83,463             --     2,788,352            --       3,564,099            --
                                              ============   ============   ===========   ===========   =============  ============

                                               MIST Oppenheimer Capital
                                                Appreciation Subaccount         MIST Pioneer Fund          MIST Pioneer Mid-Cap
                                                      (Class B)                Subaccount (Class A)     Value Subaccount (Class A)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..       252,504             --     1,250,968            --         213,089            --
Accumulation units redeemed and
   transferred to other funding options ....       (22,916)            --      (196,329)           --         (70,610)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................       229,588             --     1,054,639            --         142,479            --
                                              ============   ============   ===========   ===========   =============  ============

                                                MIST Pioneer Strategic         MIST Third Avenue         MSF BlackRock Aggressive
                                                   Income Subaccount            Small Cap Value              Growth Subaccount
                                                      (Class A)               Subaccount (Class B)               (Class D)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     3,597,687             --     7,421,938            --       6,116,668            --
Accumulation units redeemed and
   transferred to other funding options ....      (609,202)            --      (785,641)           --        (988,286)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     2,988,485             --     6,636,297            --       5,128,382            --
                                              ============   ============   ===========   ===========   =============  ============

                                                  MSF BlackRock Bond        MSF BlackRock Bond Income        MSF BlackRock Money
                                              Income Subaccount (Class A)      Subaccount (Class E)     Market Subaccount (Class A)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     2,558,521             --    14,663,843            --       4,704,469            --
Accumulation units redeemed and
   transferred to other funding options ....      (404,793)            --    (1,995,567)           --      (2,542,473)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     2,153,728             --    12,668,276            --       2,161,996            --
                                              ============   ============   ===========   ===========   =============  ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                               MSF Capital Guardian U.S.        MSF FI Large Cap            MSF FI Value Leaders
                                              Equity Subaccount (Class A)     Subaccount  (Class A)         Subaccount (Class D)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     2,891,578             --    15,462,611            --      11,675,080            --
Accumulation units redeemed and
   transferred to other funding options ....      (401,207)            --    (3,110,072)           --      (1,730,961)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     2,490,371             --    12,352,539            --       9,944,119            --
                                              ============   ============   ===========   ===========   =============  ============

                                                 MSF MetLife Aggressive           MSF MetLife           MSF MetLife Conservative to
                                                 Allocation Subaccount       Conservative Allocation       Moderate Allocation
                                                     (Class B)                Subaccount  (Class B)        Subaccount (Class B)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     1,028,800             --       406,752            --         909,821            --
Accumulation units redeemed and
   transferred to other funding options ....      (105,466)            --       (41,383)           --        (368,822)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................       923,334             --       365,369            --         540,999            --
                                              ============   ============   ===========   ===========   =============  ============

                                                  MSF MetLife Moderate         MSF MetLife Moderate
                                                 Allocation Subaccount       to Aggressive Allocation     MSF MFS(R) Total Return
                                                      (Class B)                Subaccount  (Class B)         Subaccount (Class F)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     4,373,892             --     6,733,290            --      51,726,072            --
Accumulation units redeemed and
   transferred to other funding options ....      (470,717)            --      (630,685)           --      (7,816,743)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     3,903,175             --     6,102,605            --      43,909,329            --
                                              ============   ============   ===========   ===========   =============  ============

                                                 MSF Oppenheimer Global        MSF T. Rowe Price             MSF Western Asset
                                                   Equity Subaccount            Large Cap Growth        Management High Yield Bond
                                                      (Class B)              Subaccount  (Class B)          Subaccount (Class A)
                                              ---------------------------   -------------------------   ---------------------------
                                                  2006           2005          2006          2005            2006         2005
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   beginning of year .......................            --             --            --            --              --            --
Accumulation units purchased and
   transferred from other funding options ..     8,585,311             --     6,913,356            --         186,964            --
Accumulation units redeemed and
   transferred to other funding options ....      (984,580)            --      (625,471)           --          (6,061)           --
Annuity units ..............................            --             --            --            --              --            --
                                              ------------   ------------   -----------   -----------   -------------  ------------
Accumulation and annuity units
   end of year .............................     7,600,731             --     6,287,885            --         180,903            --
                                              ============   ============   ===========   ===========   =============  ============

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                 MSF Western Asset                                          Oppenheimer Capital
                                            Management U.S. Government                                  Appreciation Subaccount/VA
                                               Subaccount (Class A)          Money Market Portfolio          (Service Shares)
                                          -----------------------------   ---------------------------   --------------------------
                                              2006              2005          2006           2005           2006           2005
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   beginning of year ..................             --               --      1,432,785      2,027,367       126,063        111,022
Accumulation units purchased and
   transferred from other funding
   options ............................         70,009               --        988,278      3,582,205         8,484         15,043
Accumulation units redeemed and
   transferred to other funding
   options ............................           (193)              --     (2,421,063)    (4,176,787)     (134,547)            (2)
Annuity units .........................             --               --             --             --            --             --
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   end of year ........................         69,816               --             --      1,432,785            --        126,063
                                          ============      ===========   ============   ============   ===========    ===========

                                          Oppenheimer Global Securities          Oppenheimer               PIMCO VIT Real Return
                                                  Subaccount/VA                Main Street/VA                    Subaccount
                                                (Service Shares)          Subaccount (Service Shares)     (Administrative Class)
                                          -----------------------------   ---------------------------   --------------------------
                                              2006              2005          2006           2005           2006           2005
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   beginning of year ..................        280,136          209,016         52,669          2,019    13,460,585     12,332,924
Accumulation units purchased and
   transferred from other funding
   options ............................         19,428           80,813            128         58,189     1,182,943      4,188,409
Accumulation units redeemed and
   transferred to other funding
   options ............................       (299,564)          (9,693)       (52,797)        (7,539)   (3,478,008)    (3,060,748)
Annuity units .........................             --               --             --             --            --             --
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   end of year ........................             --          280,136             --         52,669    11,165,520     13,460,585
                                          ============      ===========   ============   ============   ===========    ===========

                                             PIMCO VIT Total Return
                                                    Subaccount              Pioneer America Income         Pioneer Balanced VCT
                                             (Administrative Class)        VCT Subaccount (Class II)       Subaccount (Class II)
                                          -----------------------------   ---------------------------   --------------------------
                                              2006              2005          2006           2005           2006           2005
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   beginning of year ..................     57,303,394       59,889,236        263,041        217,634        89,490         63,370
Accumulation units purchased and
   transferred from other funding
   options ............................      3,849,251        8,574,182        100,182         99,148       376,698         26,680
Accumulation units redeemed and
   transferred to other funding
   options ............................    (12,710,247)     (11,160,024)       (84,520)       (53,741)     (466,188)          (560)
Annuity units .........................             --               --             --             --            --             --
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   end of year ........................     48,442,398       57,303,394        278,703        263,041            --         89,490
                                          ============      ===========   ============   ============   ===========    ===========

                                              Pioneer Cullen Value         Pioneer Emerging Markets     Pioneer Equity Income VCT
                                            VCT Subaccount (Class II)      VCT Subaccount (Class II)       Subaccount (Class II)
                                          -----------------------------   ---------------------------   --------------------------
                                              2006              2005          2006           2005           2006           2005
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   beginning of year ..................        130,141               --        108,156         79,633       699,835        560,361
Accumulation units purchased and
   transferred from other funding
   options ............................        100,152          130,141         20,466         47,755        41,800        219,174
Accumulation units redeemed and
   transferred to other funding
   options ............................            (29)              --        (22,973)       (19,232)     (119,559)       (79,700)
Annuity units .........................             --               --             --             --            --             --
                                          ------------      -----------   ------------   ------------   -----------    -----------
Accumulation and annuity units
   end of year ........................        230,264          130,141        105,649        108,156       622,076        699,835
                                          ============      ===========   ============   ============   ===========    ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                             Pioneer Europe VCT           Pioneer Fund VCT        Pioneer Global High Yield
                                            Subaccount (Class II)       Subaccount (Class II)     VCT Subaccount (Class II)
                                          -------------------------   -------------------------   -------------------------
                                             2006          2005           2006          2005         2006           2005
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ..................        14,289        14,289       458,481       343,076        13,586            --
Accumulation units purchased and
   transferred from other funding
   options ............................         3,343            --        42,907       135,345       171,798        13,586
Accumulation units redeemed and
   transferred to other funding
   options ............................       (17,632)           --       (76,379)      (19,940)      (98,753)           --
Annuity units .........................            --            --            --            --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year ........................            --        14,289       425,009       458,481        86,631        13,586
                                          ===========   ===========   ===========   ===========   ===========   ===========

                                            Pioneer Growth Shares         Pioneer High Yield      Pioneer Ibbotson Aggressive
                                               VCT Subaccount               VCT Subaccount         Allocation VCT Subaccount
                                                 (Class II)                   (Class II)                   (Class II)
                                          -------------------------   -------------------------   ---------------------------
                                              2006          2005          2006          2005          2006           2005
                                          -----------   -----------   -----------   -----------   ------------   ------------
Accumulation and annuity units
   beginning of year ..................        21,637        21,090       990,414       732,996         82,732             --
Accumulation units purchased and
   transferred from other funding
   options ............................        94,730           553       255,749       342,893        278,456         82,732
Accumulation units redeemed and
   transferred to other funding
   options ............................       (31,695)           (6)     (349,896)      (85,475)            (7)            --
Annuity units .........................            --            --            --            --             --             --
                                          -----------   -----------   -----------   -----------   ------------   ------------
Accumulation and annuity units
   end of year ........................        84,672        21,637       896,267       990,414        361,181         82,732
                                          ===========   ===========   ===========   ===========   ============   ============

                                           Pioneer Ibbotson Growth    Pioneer Ibbotson Moderate     Pioneer International
                                          Allocation VCT Subaccount   Allocation VCT Subaccount     Value VCT Subaccount
                                                  (Class II)                   (Class II)                 (Class II)
                                          -------------------------   -------------------------   -------------------------
                                              2006          2005          2006          2005          2006          2005
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ..................        97,584            --       193,840            --        30,034        28,542
Accumulation units purchased and
   transferred from other funding
   options ............................     2,578,808        97,603     3,342,262       193,840        72,969         2,191
Accumulation units redeemed and
   transferred to other funding
   options ............................      (331,827)          (19)      (40,667)           --       (17,021)         (699)
Annuity units .........................            --            --            --            --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year ........................     2,344,565        97,584     3,495,435       193,840        85,982        30,034
                                          ===========   ===========   ===========   ===========   ===========   ===========

                                            Pioneer Mid Cap Value      Pioneer Oak Ridge Large       Pioneer Real Estate
                                                VCT Subaccount              Cap Growth VCT          Shares VCT Subaccount
                                                  (Class II)            Subaccount (Class II)             (Class II)
                                          -------------------------   -------------------------   -------------------------
                                              2006          2005          2006          2005          2006          2005
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   beginning of year ..................       304,435       113,894       357,197       177,139       134,497        53,615
Accumulation units purchased and
   transferred from other funding
   options ............................        32,506       214,552        96,281       185,837        36,248       104,714
Accumulation units redeemed and
   transferred to other funding
   options ............................       (84,601)      (24,011)     (105,998)       (5,779)      (19,941)      (23,832)
Annuity units .........................            --            --            --            --            --            --
                                          -----------   -----------   -----------   -----------   -----------   -----------
Accumulation and annuity units
   end of year ........................       252,340       304,435       347,480       357,197       150,804       134,497
                                          ===========   ===========   ===========   ===========   ===========   ===========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                 Pioneer Small and Mid Cap       Pioneer Small Cap            Pioneer Small
                                                   Growth VCT Subaccount       Value VCT Subaccount            Company VCT
                                                       (Class II)                   (Class II)            Subaccount (Class II)
                                                 -------------------------   ------------------------   ------------------------
                                                     2006          2005         2006          2005          2006         2005
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   beginning of year .........................         74,627       17,809      203,540        80,757        41,618       25,465
Accumulation units purchased and
   transferred from other funding options ....          1,503       57,576       76,850       126,414            --       16,158
Accumulation units redeemed and
   transferred to other funding options ......         (1,203)        (758)     (94,555)       (3,631)      (41,618)          (5)
Annuity units ................................             --           --           --            --            --           --
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   end of year ...............................         74,927       74,627      185,835       203,540            --       41,618
                                                 ============   ==========   ==========   ===========   ===========   ==========

                                                  Pioneer Strategic Income                                 Putnam VT Discovery
                                                        VCT Subaccount           Pioneer Value VCT          Growth Subaccount
                                                         (Class II)            Subaccount (Class II)            (Class IB)
                                                 -------------------------   ------------------------   ------------------------
                                                     2006          2005         2006         2005           2006         2005
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   beginning of year .........................        942,190      691,579      339,858       232,753       228,945      460,903
Accumulation units purchased and
   transferred from other funding options ....        518,227      387,139       32,597       126,814         2,764        2,056
Accumulation units redeemed and
   transferred to other funding options ......       (200,950)    (136,528)      (6,253)      (19,709)      (73,833)    (234,014)
Annuity units ................................             --           --           --            --            --           --
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   end of year ...............................      1,259,467      942,190      366,202       339,858       157,876      228,945
                                                 ============   ==========   ==========   ===========   ===========   ==========

                                                  Putnam VT International      Putnam VT Small Cap            Travelers AIM
                                                     Equity Subaccount           Value Subaccount          Capital Appreciation
                                                        (Class IB)                  (Class IB)                  Subaccount
                                                 -------------------------   ------------------------   ------------------------
                                                     2006          2005         2006          2005          2006         2005
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   beginning of year .........................      2,421,246    2,573,659    4,709,024     4,591,487     4,117,616    4,534,187
Accumulation units purchased and
   transferred from other funding options ....        594,968      136,024      261,250       911,732         7,504      140,292
Accumulation units redeemed and
   transferred to other funding options ......       (458,177)    (288,437)  (1,107,658)     (794,195)   (4,125,120)    (556,863)
Annuity units ................................             --           --           --            --            --           --
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   end of year ...............................      2,558,037    2,421,246    3,862,616     4,709,024            --    4,117,616
                                                 ============   ==========   ==========   ===========   ===========   ==========

                                                   Travelers Convertible       Travelers Disciplined     Travelers Equity Income
                                                   Securities Subaccount     Mid Cap Stock Subaccount          Subaccount
                                                 -------------------------   ------------------------   ------------------------
                                                     2006          2005         2006         2005           2006        2005
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   beginning of year .........................      2,126,081    4,238,657      896,496       878,079    12,057,777   12,701,788
Accumulation units purchased and
   transferred from other funding options ....         32,671    2,095,470          917        61,490       291,212    1,825,272
Accumulation units redeemed and
   transferred to other funding options ......     (2,158,752)  (4,208,046)    (897,413)      (43,073)  (12,348,989)  (2,469,283)
Annuity units ................................             --           --           --            --            --           --
                                                 ------------   ----------   ----------   -----------   -----------   ----------
Accumulation and annuity units
   end of year ...............................             --    2,126,081           --       896,496            --   12,057,777
                                                 ============   ==========   ==========   ===========   ===========   ==========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                    Travelers Federated           Travelers Federated        Travelers Large Cap
                                                   High Yield Subaccount            Stock Subaccount             Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                   2006             2005           2006          2005          2006         2005
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   beginning of year .......................       2,004,539       2,133,939        150,721      130,768     7,100,269    7,325,132
Accumulation units purchased and
   transferred from other funding options ..          72,178         166,310          1,818       22,728       114,463      439,709
Accumulation units redeemed and
   transferred to other funding options ....      (2,076,717)       (295,710)      (152,539)      (2,775)   (7,214,732)    (664,572)
Annuity units ..............................              --              --             --           --            --           --
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................              --       2,004,539             --      150,721            --    7,100,269
                                               =============   =============   ============   ==========   ===========   ==========

                                                     Travelers Managed             Travelers Managed           Travelers Managed
                                               Allocation Series: Aggressive       Allocation Series:          Allocation Series:
                                                         Subaccount             Conservative Subaccount       Moderate Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                    2006           2005            2006          2005          2006          2005
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   beginning of year .......................         416,946              --        354,552           --     1,911,112           --
Accumulation units purchased and
   transferred from other funding options ..         247,150         465,256        410,433      505,117     1,146,450    1,913,129
Accumulation units redeemed and
   transferred to other funding options ....        (664,096)        (48,310)      (764,985)    (150,565)   (3,057,562)      (2,017)
Annuity units ..............................              --              --             --           --            --           --
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................              --         416,946             --      354,552            --    1,911,112
                                               =============   =============   ============   ==========   ===========   ==========

                                                                                   Travelers Managed
                                                     Travelers Managed             Allocation Series:
                                                Allocation Series: Moderate-     Moderate-Conservative        Travelers Managed
                                                    Aggressive Subaccount              Subaccount              Income Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                    2006            2005           2006          2005          2006         2005
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   beginning of year .......................       4,588,352              --         37,182           --    15,087,537   18,095,998
Accumulation units purchased and
   transferred from other funding options ..         635,802       4,696,920         28,259       37,249       305,589      691,581
Accumulation units redeemed and
   transferred to other funding options ....      (5,224,154)       (108,568)       (65,441)         (67)  (15,393,126)  (3,700,042)
Annuity units ..............................              --              --             --           --            --           --
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................              --       4,588,352             --       37,182            --   15,087,537
                                               =============   =============   ============   ==========   ===========   ==========

                                                                                                                Travelers MFS(R)
                                                  Travelers Mercury Large       Travelers MFS(R) Mid Cap          Total Return
                                                    Cap Core Subaccount            Growth Subaccount               Subaccount
                                               -----------------------------   -------------------------   ------------------------
                                                   2006            2005            2006          2005          2006         2005
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   beginning of year .......................       2,917,180       3,156,676      6,272,512    1,259,491    53,149,999   54,145,863
Accumulation units purchased and
   transferred from other funding options ..          59,134         188,840         97,776    5,677,708       513,428    5,074,769
Accumulation units redeemed and
   transferred to other funding options ....      (2,976,314)       (428,336)    (6,370,288)    (664,687)  (53,663,427)  (6,070,633)
Annuity units ..............................              --              --             --           --            --           --
                                               -------------   -------------   ------------   ----------   -----------   ----------
Accumulation and annuity units
   end of year .............................              --       2,917,180             --    6,272,512            --   53,149,999
                                               =============   =============   ============   ==========   ===========   ==========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Continued)

                                                                                Travelers Mondrian
                                                  Travelers MFS(R) Value        International Stock       Travelers Pioneer Fund
                                                        Subaccount                  Subaccount                  Subaccount
                                                 ------------------------    ------------------------    ------------------------
                                                    2006          2005          2006          2005          2006          2005
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   beginning of year .........................    1,959,455       207,836     4,679,830     3,759,211     1,139,961     1,006,160
Accumulation units purchased and
   transferred from other funding options ....      435,718     2,094,541       184,630     1,199,282        56,955       257,793
Accumulation units redeemed and
   transferred to other funding options ......   (2,395,173)     (342,922)   (4,864,460)     (278,663)   (1,196,916)     (123,992)
Annuity units ................................           --            --            --            --            --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ...............................           --     1,959,455            --     4,679,830            --     1,139,961
                                                 ==========    ==========    ==========    ==========    ==========    ==========

                                                    Travelers Pioneer           Travelers Pioneer
                                                      Mid Cap Value              Strategic Income           Travelers Quality
                                                        Subaccount                  Subaccount               Bond Subaccount
                                                 ------------------------    ------------------------    ------------------------
                                                    2006          2005          2006          2005          2006          2005
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   beginning of year .........................       74,696            --     1,667,699       259,559     2,124,820     2,697,553
Accumulation units purchased and
   transferred from other funding options ....       64,363        74,737       532,003     1,823,180       124,407       187,537
Accumulation units redeemed and
   transferred to other funding options ......     (139,059)          (41)   (2,199,702)     (415,040)   (2,249,227)     (760,270)
Annuity units ................................           --            --            --            --            --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ...............................           --        74,696            --     1,667,699            --     2,124,820
                                                 ==========    ==========    ==========    ==========    ==========    ==========

                                                                              Travelers Style Focus       Travelers Style Focus
                                                    Travelers Strategic          Series: Small Cap       Series: Small Cap Value
                                                     Equity Subaccount           Growth Subaccount             Subaccount
                                                 ------------------------    ------------------------    ------------------------
                                                    2006          2005          2006          2005          2006          2005
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   beginning of year .........................    9,470,394    10,789,685        31,673            --        28,848            --
Accumulation units purchased and
   transferred from other funding options ....       45,023        41,872        12,060        32,309        46,399        28,849
Accumulation units redeemed and
   transferred to other funding options ......   (9,515,417)   (1,361,163)      (43,733)         (636)      (75,247)           (1)
Annuity units ................................           --            --            --            --            --            --
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ...............................           --     9,470,394            --        31,673            --        28,848
                                                 ==========    ==========    ==========    ==========    ==========    ==========

                                                Travelers U.S. Government      Travelers Van Kampen      Van Kampen LIT Comstock
                                                  Securities Subaccount        Enterprise Subaccount       Subaccount (Class II)
                                                -------------------------    ------------------------    ------------------------
                                                    2006          2005          2006          2005          2006          2005
                                                -----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   beginning of year .........................       63,981        31,868     3,039,164     3,402,551     3,546,128     3,713,722
Accumulation units purchased and
   transferred from other funding options ....        5,793        40,254         2,787       105,305       101,138       495,491
Accumulation units redeemed and
   transferred to other funding options ......      (69,774)       (8,141)   (3,041,951)     (468,692)     (767,349)     (663,085)
Annuity units ................................           --            --            --            --            --            --
                                                -----------    ----------    ----------    ----------    ----------    ----------
Accumulation and annuity units
   end of year ...............................           --        63,981            --     3,039,164     2,879,917     3,546,128
                                                ===========    ==========    ==========    ==========    ==========    ==========

6. Schedules of Accumulation and Annuity Units for the years ended December 31, 2006 and 2005 -- (Concluded)

                                                     Van Kampen              Van Kampen LIT          VIP Contrafund(R)
                                                   LIT Enterprise           Strategic Growth             Subaccount
                                                Subaccount (Class II)      Subaccount (Class I)      (Service Class 2)
                                               -----------------------   -----------------------   -----------------------
                                                  2006         2005         2006         2005         2006         2005
                                               ----------   ----------   ----------   ----------   ----------   ----------
Accumulation and annuity units
   beginning of year .......................      108,325       97,877    7,611,302    9,178,326    2,472,196    2,401,225
Accumulation units purchased and
   transferred from other funding options ..        1,613       10,532       50,548       87,895      423,939      525,833
Accumulation units redeemed and
   transferred to other funding options ....      (21,392)         (84)  (1,266,225)  (1,654,919)    (447,064)    (454,862)
Annuity units ..............................           --           --           --           --           --           --
                                               ----------   ----------   ----------   ----------   ----------   ----------
Accumulation and annuity units
   end of year .............................       88,546      108,325    6,395,625    7,611,302    2,449,071    2,472,196
                                               ==========   ==========   ==========   ==========   ==========   ==========

                                                 VIP Contrafund(R)         VIP Dynamic Capital           VIP Mid Cap
                                                     Subaccount          Appreciation Subaccount         Subaccount
                                                  (Service Class)           (Service Class 2)         (Service Class 2)
                                               -----------------------   -----------------------   -----------------------
                                                  2006         2005          2006         2005       2006           2005
                                               ----------   ----------   ----------   ----------   ----------   ----------
Accumulation and annuity units
   beginning of year .......................   10,190,628    8,691,095      295,842      247,818   10,976,841    9,909,300
Accumulation units purchased and
   transferred from other funding options ..    2,637,288    2,595,749      118,929       75,768    1,730,961    3,244,196
Accumulation units redeemed and
   transferred to other funding options ....   (2,591,688)  (1,096,216)    (128,979)     (27,744)  (2,455,044)  (2,176,655)
Annuity units ..............................           --           --           --           --           --           --
                                               ----------   ----------   ----------   ----------   ----------   ----------
Accumulation and annuity units
   end of year .............................   10,236,228   10,190,628      285,792      295,842   10,252,758   10,976,841
                                               ==========   ==========   ==========   ==========   ==========   ==========

                  NOTES TO FINANCIAL STATEMENTS -- (Concluded)

7.  SUBSEQUENT EVENT

The Company plans to merge with and into MetLife Insurance Company of Connecticut ("MICC") on or about December 7, 2007. Upon consummation of the merger, the Company's separate corporate existence will cease by operation of law and MICC will assume legal ownership of all the assets of the Company, including the Separate Account and its assets. As a result of the merger, MICC will become responsible for all of the Company's liabilities and obligations, including those created under contracts initially issued by the Company and outstanding on the date of the merger. Such contracts will thereby become variable annuity contracts funded by the Separate Account of MICC, and each owner thereof will become a contractholder of MICC.

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

     (1)  Statement of Assets and Liabilities as of December 31, 2006

     (2)  Statement of Operations for the year ended December 31, 2006

     (3) Statement of Changes in Net Assets for the years ended December 31, 2006 and 2005

     (4)  Notes to Financial Statements

The consolidated financial statements and schedules of MetLife Life and Annuity Company of Connecticut and its subsidiary (formerly The Travelers Life and Annuity Company) and the reports of Independent Registered Public Accounting Firms, are contained in the Statement of Additional Information. The consolidated financial statements of MetLife Life and Annuity Company of Connecticut and subsidiaries include:

     (1)  Consolidated Balance Sheets as of December 31, 2006 and 2005

     (2) Consolidated Statements of Income for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (3) Consolidated Statements of Stockholder's Equity for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (4) Consolidated Statements of Cash Flows for the year ended December 31, 2006 and the six months ended December 31, 2005 and June 30, 2005 and the year ended December 31, 2004

     (5)  Notes to Consolidated Financial Statements

     (6)  Financial Statement Schedules

b) Exhibits

  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
1.           Resolution of The Travelers Life and Annuity Company Board of Directors
             authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No.
             333-82013, filed June 30, 1999.)
2.           Not Applicable.
3(a).        Distribution and Principal Underwriting Agreement among the Registrant, The
             Travelers Life and Annuity Company and Travelers Distribution LLC
             (Incorporated herein by reference to Exhibit 3(a) to the Registration
             Statement on Form N-4, File No. 333-58809 filed February 26, 2001.)
3(b).        Form of Selling Agreement.  (Incorporated herein by reference to Exhibit
             3(b) to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities to the Registration Statement on Form N-4, File No. 033-
             65343 filed April 6, 2006.)
3(c)         Agreement and Plan of Merger (10-26-06) (MLIDLLC into MLIDC).  (Incorporated herein by reference to Exhibit 3(c) to Post-Effective Amendment No. 16 to
             MetLife of CT Fund ABD II for Variable Annuities to the Registration
             Statement on Form N-4, File No. 033-65339/811-07463 filed April 6, 2007.)
3(d)         Master Retail Sales Agreement (MLIDC).  (Incorporated herein by reference to
             Exhibit 3(d) to Post-Effective Amendment No. 16 to MetLife of CT Fund ABD II
             for Variable Annuities to the Registration Statement on Form N-4, File No.
             033-65339/811-07463  filed April 6, 2007.)
4(a).        Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, File No. 333-82013, filed on
             September 29, 1999.).

  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
4(b).        Variable Annuity Contract. Incorporated herein by reference to Exhibit 4(b)
             to Post-Effective Amendment No. 3 to the Registration Statement on Form N-4,
             File No. 333-65922, filed June 11, 2003.)
4(c)-4(m).   RIDERS. (Incorporated herein by reference to Exhibit 4(c) through 4(m) to
             Post-Effective Amendment No. 3 to the Registration Statement on Form N-4,
             File No. 333-65926, filed June 11, 2003.)
4(n).        Form of Guaranteed Minimum Withdrawal Rider.  (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration
             Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)
4(o).        Form of Guaranteed Minimum Withdrawal Rider for Life.  (Incorporated herein by reference to Exhibit 4(o) to Post-Effective Amendment No. 7 to the
             Registration Statement on Form N-4, File No. 333-65922, filed on December
             23, 2005.)
4(p).        Company Name Change Endorsement The Travelers Life and Annuity Company
             effective May 1, 2006. (Incorporated herein by reference to Exhibit 4(c) to
             Post-Effective Amendment No. 14 to The Travelers Fund ABD II for Variable
             Annuities Registration Statement on Form N-4, File No. 033-65339 filed on
             April 7, 2006.)
5(a).        Application. (Incorporated herein by reference to Exhibit 5 to Post-
             Effective Amendment No. 5 to the Registration Statement on Form N-4, File
             No. 333-82009, filed on June 9, 2003.)
5(b).        Form of Variable Annuity Application.  (Incorporated herein by reference to
             Exhibit 5 to Post-Effective Amendment No. 14 to The Travelers Fund ABD for
             Variable Annuities to the Registration Statement on Form N-4, File No. 033-
             65343 filed April 6, 2006.)
6(a).        Charter of The Travelers Life and Annuity Company, as amended on April 10,
             1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration
             Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)
6(b).        By-Laws of The Travelers Life and Annuity Company, as amended on October 20,
             1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration
             Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)
6(c).        Certificate of Amendment of the Charter as Amended and Restated of The
             Travelers Life and Annuity Company effective May 1, 2006. (Incorporated herein by reference to Exhibit 6(c) to Post-Effective Amendment No. 14 to
             The Travelers Fund ABD II for Variable Annuities Registration Statement on
             Form N-4, File No. 033-65339 filed April 7, 2006.)


6(d).        Certificate of Correction of MetLife Life and Annuity Company of
             Connecticut. Filed herewith.


7.           Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit
             7 to Post-Effective Amendment No. 2 the Registration Statement on Form N-4,
             File No. 333-65942 filed April 15, 2003.)
8(a).        Form of Participation Agreement. (Incorporated herein by reference to
             Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on
             Form N-4, File No. 333-101778, filed April 21, 2005).
8(b).        Participation Agreement Among Metropolitan Series Fund, Inc., MetLife
             Advisers, LLC, Metropolitan Life Insurance Company, The Travelers Insurance
             Company and The Travelers Life and Annuity Company effective November 1,
             2005.  (Incorporated herein by reference to Exhibit 8(b) to Post-Effective
             Amendment No. 14 to The Travelers Fund ABD for Variable Annuities
             Registration Statement on Form N-4, File No. 033-65343 filed April 6, 2006.)
8(c).        Participation Agreement Among Met Investors Series Trust, Met Investors
             Advisory, LLC, MetLife Investors Distribution Company, The Travelers
             Insurance Company and The Travelers Life and Annuity Company effective
             November 1, 2005.  (Incorporated herein by reference to Exhibit 8(c) to
             Post-Effective Amendment No. 14 to The Travelers Fund ABD for Variable
             Annuities Registration Statement on Form N-4, File No. 033-65343 filed April
             6, 2006.)


8(d).        Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors,
             LLC, MetLife Securities, Inc. and MetLife Life and Annuity Company of Connecticut
             (effective April 30, 2007). Filed herewith.

8(e).        Participation Agreement Among Metropolitan Series Fund, Inc., MetLife Advisors,
             LLC, MetLife Investors Distribution Company and MetLife Life and Annuity Company of
             Connecticut (effective August 31, 2007). Filed herewith.


9(a).        Opinion of Counsel as to the legality of securities being registered.
             (Incorporated herein by reference to Exhibit 9 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)
9(b).        Opinion of Counsel as to the legality of securities being registered.
             (Incorporated herein by referenced to Exhibit 9(b) to the Registration
             Statement on Form N-4, File No. 333-65922 filed February 11, 2003.).
10(a).       Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed
             herewith.
10(b).       Consent of Deloitte & Touche LLP, Independent Registered Public Accounting
             Firm. Filed herewith.
11.          Not applicable.

  EXHIBIT
  NUMBER     DESCRIPTION
  -------    -----------
12.          Not applicable.
13.          Power of Attorney authorizing Michele H. Abate, John E. Connolly, Jr., James
             L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift to act as
             signatory for Michael K. Farrell, William J. Mullaney, Lisa M. Weber,
             Stanley J. Talbi, and Joseph J. Prochaska, Jr. (Incorporated herein by reference to Exhibit 13 to Post-Effective Amendment No. 10 to the
             Registration Statement on Form N-4, File No. 333-65922, filed on April 6,
             2007.)


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Principal Business Address:
    MetLife Life and Annuity Company of Connecticut
    One Cityplace
    Hartford, CT 06103-3415


NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Michael K. Farrell                 Director and President
10 Park Avenue
Morristown, NJ 07962
William J. Mullaney                Director
700 Quaker Lane
Warrick, RI 02886
Lisa M. Weber                      Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Steven A. Kandarian                Executive Vice President and Chief Investment Officer
10 Park Avenue
Morristown, NJ 07962
James L. Lipscomb                  Executive Vice President and General Counsel
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Joseph J. Prochaska, Jr.           Executive Vice President and Chief Accounting Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Stanley J. Talbi                   Executive Vice President and Chief Financial Officer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Gwenn L. Carr                      Senior Vice President and Secretary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Eric T. Steigernalt                Senior Vice President and Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
William D. Cammarata               Senior Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Elizabeth M. Forget                Senior Vice President
260 Madison Avenue
New York, NY 10016
Gene L. Lunman                     Senior Vice President
185 Asylum Street
Hartford, CT 06103
Roberto Baron                      Vice President and Senior Actuary
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
S. Peter Headley                   Vice President and Assistant Secretary
6750 Poplar Avenue
Germantown, TN 38138
Daniel D. Jordan                   Vice President and Assistant Secretary
501 Boylston Street
Boston, MA 02116
Bennett Kleinberg                  Vice President and Actuary
185 Asylum Street
Hartford, CT 06103
Paul L. LeClair                    Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Christopher A. Kremer              Vice President and Actuary
501 Boylston Street
Boston, MA 02116
Patrick D. Studley                 Vice President and Actuary
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jonathan L. Rosenthal              Vice President and Chief Hedging Officer
10 Park Avenue
Morristown, NJ 07962
Jeffrey N. Altman                  Vice President
10 Park Avenue
Morristown, NJ 07962
Steven J. Brash                    Vice President
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Herbert B. Brown                   Vice President
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Vincent Cirulli                    Vice President
10 Park Avenue
Morristown, NJ 07962
James R. Dingler                   Vice President
10 Park Avenue
Morristown, NJ 07962
Judith A. Gulotta                  Vice President
10 Park Avenue
Morristown, NJ 07962
Gregory M. Harrison                Vice President and Actuary
1 Metlife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
C. Scott Inglis                    Vice President
10 Park Avenue
Morristown, NJ 07962
James W. Koeger                    Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128
Joseph J. Massimo                  Vice President
18210 Crane Nest Drive
Tampa, FL 33647
Daniel A. O'Neill                  Vice President
10 Park Avenue
Morristown, NJ 07962

NAME AND PRINCIPAL                 POSITIONS AND OFFICES
BUSINESS ADDRESS                   WITH INSURANCE COMPANY
--------------------------------   ---------------------------------------------------------------------
Mark S. Reilly                     Vice President
185 Asylum Street
Hartford, CT 06103
Mark J. Remington                  Vice President
185 Asylum Street
Hartford, CT 06103
Ragai A. Roushdy                   Vice President
10 Park Avenue
Morristown, NJ 07962
Kevin M. Thorwarth                 Vice President
10 Park Avenue
Morristown, NJ 07962
Mark. H. Wilsmann                  Vice President
10 Park Avenue
Morristown, NJ 07962


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant is a separate account of MetLife Life and Annuity Company of Connecticut under Connecticut insurance law. The Depositor is a wholly owned subsidiary of MetLife, Inc., a publicly traded company. No person is controlled by the Registrant. The following outline indicates those entities that are controlled by MetLife, Inc. or are under the common control of MetLife, Inc.

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF SEPTEMBER 30, 2007

The following is a list of subsidiaries of MetLife, Inc. updated as of September 30, 2007. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, (if any)) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Insurance Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. (DE) - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Insurance Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

      4.    MetLife Reinsurance Company of Charleston (SC)

      5.    Entrecap Real Estate II, LLC (DE)

            a)    PREFCO Dix-Huit LLC (CT)

            b)    PREFCO X Holdings LLC (CT)

            c) PREFCO Ten Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Ten Limited Partnership is held by Entrecap Real Estate II, LLC and 0.1% general partnership is held by PREFCO X Holdings LLC.

            a)    PREFCO Vingt LLC (CT)

            b) PREFCO Twenty Limited Partnership (CT) - a 99% limited partnership interest of PREFCO Twenty Limited Partnership is held by Entrecap Real Estate II, LLC and 1% general partnership is held by PREFCO Vingt LLC.

     6.     Plaza Drive Properties, LLC (DE)

     7.     MTL Leasing, LLC (DE)

            a)    PREFCO IX Realty LLC (CT)

            b)    PREFCO XIV Holdings LLC (CT)

            c) PREFCO Fourteen Limited Partnership (CT) - a 99.9% limited partnership interest of PREFCO Fourteen Limited Partnership is held by MTL Leasing, LLC and 0.1% general partnership is held by PREFCO XIV Holdings LLC.

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by MetLife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A. and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by MetLife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            c) Met3 SIEFORE, S.A. de C.V. (Mexico)- 99.9% is owned by MetLife Afore, S.A. de C.V. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides automobile, homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

P.    First MetLife Investors Insurance Company (NY)

Q.    Walnut Street Securities, Inc. (MO)

R.    Newbury Insurance Company, Limited (BERMUDA)

S.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors Distribution Company (MO)

      2.    Met Investors Advisory, LLC (DE)

      3.    MetLife Investors Financial Agency, Inc. (TX)

T.    MetLife International Holdings, Inc. (DE)

      1.    MetLife Mexico Cares, S.A. de C.V. (Mexico)

            a)    Fundacion MetLife Mexico, A.C. (Mexico)

      2.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      3. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      4.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.99905% is owned by MetLife International Holdings, Inc. and 0.00095% is owned by Natiloporterm Holdings, Inc.

      5. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95.23% is owned by MetLife International Holdings, Inc. and 4.77% is owned by Natiloportem Holdings, Inc.

      6. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95.2499% is owned by MetLife International Holdings, Inc. and 4.7473% is owned by Natiloportem Holdings, Inc.

      7. MetLife Insurance Company of Korea Limited (South Korea)- 21.22% of MetLife Insurance Company of Korea Limited is owned by MetLife, Mexico, S.A. and 78.78% is owned by Metlife International Holdings, Inc.

      8. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 74.5485235740% is owned by MetLife International Holdings, Inc. and 25.451476126% is owned by MetLife Worldwide Holdings, Inc. and 0.0000003% is owned by Natiloportem Holdings, Inc.

      9.    MetLife Global, Inc. (DE)

      10. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

      11.   MetLife Insurance Limited (United Kingdom)

      12.   MetLife General Insurance Limited (Australia)

      13.   MetLife Limited (United Kingdom)

      14. MetLife Insurance S.A./NV (Belgium) - 99.9% is owned by MetLife International Holdings, Inc. and 0.1% is owned by third parties.

      15.   MetLife Services Limited (United Kingdom)

      16. Siembra Seguros de Vida S.A. (Argentina) - 97.9327% is owned by MetLife International Holdings, Inc. and 2.0672% is owned by Natiloportem Holdings, Inc.

      17.   MetLife Insurance Limited (Australia)

            a)    MetLife Insurance and Investment Trust (Australia)

            b)    MetLife Investments Pty Limited (Australia)

            c)    MetLife Services (Singapore) PTE Limited (Australia)

      18. Siembra Seguros de Retiro S.A. (Argentina) - 96.8819% is owned by MetLife International Holdings, Inc. and 3.1180% is owned by Natiloportem Holdings, Inc.

      19. Best Market S.A. (Argentina) - 5% of the shares are held by Natiloportem Holdings, Inc. and 94.9999% is owned by MetLife International Holdings Inc.

      20. Compania Previsional MetLife S.A. (Brazil) - 95.4635% is owned by MetLife International Holdings, Inc. and 4.5364% is owned by Natiloportem Holdings, Inc.

           (a) Met AFJP S.A. (Argentina) - 75.4088% of the shares of Met AFJP S.A. are held by Compania Previsional MetLife SA, 19.5912% is owned by Metropolitan Life Seguros de Vida SA, 3.9689% is held by Natiloportem Holdings, Inc. and 1.0310% is held by Metropolitan Life Seguros de Retiro SA.

      21.   MetLife Worldwide Holdings, Inc. (DE)

            a)    MetLife Towarzystwo Ubezpieczen na Zycie Spolka Akcyjna.
                  (Poland)

            b)    MetLife Direct Co., Ltd. (Japan)

            c)    MetLife Fubon Limited (Japan)

U.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 1% voting control of Park Twenty Three Investments Company is held by St. James Fleet Investments Two Limited. 1% of the shares of Park Twenty Three Investments Company is held by Metropolitan Life Insurance Company. 99% is owned by 334 Madison Euro Investment, Inc.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 1% voting control of Convent Station Euro Investments Four Company is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company. 99% is owned by Park Twenty Three Investments Company.

      2. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      3. One Madison Investments (Cayco) Limited (Cayman Islands)- 10.1% voting control of One Madison Investments (Cayco) Limited is held by Convent Station Euro Investments Four Company. 89.9% of the shares of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company.

      4. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      5.    GA Holding Corp. (MA)

      6.   Thorngate, LLC (DE)

      7.   Alternative Fuel I, LLC (DE)

      8.   Transmountain Land & Livestock Company (MT)

      9.   MetPark Funding, Inc. (DE)

      10.   HPZ Assets LLC (DE)

      11.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      12.   Metropolitan Tower Realty Company, Inc. (DE)

            a)    Midtown Heights, LLC (DE)

      13.   MetLife Real Estate Cayman Company (Cayman Islands)

      14.   Metropolitan Marine Way Investments Limited (Canada)

      15.   MetLife Private Equity Holdings, LLC (DE)

      16.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      17.   Metropolitan Realty Management, Inc. (DE)

      18.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      19.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

        20.   Bond Trust Account A (MA)

        21.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 9% General Partnership interest is held by Metropolitan Asset Management Corporation and 90% Limited Partnership interest is held by Metropolitan Life Insurance Company.

            b) MetLife Capital Limited Partnership (DE)- 1% General Partnership interest is held by 23rd Street Investments, Inc., 78.5% Limited Partnership interest is held by Metropolitan Life Insurance Company and 20.5% Limited Partnership interest is held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited.

            e) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and 0.01% of MetLife Latin America Asesorias e Inversiones Limitada.

      22.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      23.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   GenAmerica Management Corporation (MO)

                 (2) Reinsurance Group of America, Incorporated (MO) - 52.8% is owned by General American Life Insurance Company.

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   Timberlake Financial, L.L.C. (DE)

                                    (A)   Timberlake Reinsurance Company II (SC)

                              (ii)  RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                        (b)   RGA Worldwide Reinsurance Company, Ltd. (Barbados)

                        (c)   RGA Americas Reinsurance Company, Ltd. (Barbados)

                        (d)   RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                              (i) RGA Financial Group, L.L.C. (DE)- 80% is owned by RGA Reinsurance Company (Barbados) Ltd. RGA Reinsurance Company also owns a 20% non-equity membership in RGA Financial Group, L.L.C.

                        (e)   RGA Life Reinsurance Company of Canada (Canada)

                        (f)   RGA International Corporation (Nova Scotia/Canada)

                        (g)   RGA Holdings Limited (U.K.) (United Kingdom)

                              (i)   RGA UK Services Limited (United Kingdom)

                              (ii)  RGA Capital Limited U.K. (United
                                    Kingdom)

                              (iii) RGA Reinsurance (UK) Limited (United
                                    Kingdom)

                              (iv) RGA Services India Private Limited (India) - Reinsurance Group of America Incorporated owns 99% of RGA Services India Private Limited and RGA Holdings Limited owns 1%.

                        (h)   RGA South African Holdings (Pty) Ltd. (South
                              Africa)

                              (i) RGA Reinsurance Company of South Africa Limited (South Africa)

                        (i)   RGA Australian Holdings PTY Limited (Australia)

                              (i)   RGA Reinsurance Company of Australia
                                    Limited (Australia)

                              (ii)  RGA Asia Pacific PTY, Limited (Australia)

                        (j) General American Argentina Seguros de Vida, S.A. (Argentina) - 95% of General American Argentina Seguros de Vida, S.A. is owned by Reinsurance Group of America, Incorporated and 5% is owned by RGA Reinsurance Company (Barbados) Ltd.

                        (k)   RGA Technology Partners, Inc. (MO)

                        (l)   RGA International Reinsurance Company (Ireland)

                        (m)   RGA Capital Trust I (DE)

                              (i)   RGA Global Reinsurance Company, Ltd.
                                    (Bermuda)

      24.   Corporate Real Estate Holdings, LLC (DE)

      25. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control of Ten Park SPC is held by Metropolitan Asset Management Corporation

      26.   MetLife Tower Resources Group, Inc. (DE)

      27.   Headland - Pacific Palisades, LLC (CA)

      28. Headland Properties Associates (CA) - 1% is owned by Headland - Pacific Palisades, LLC and 99% is owned by Metropolitan
            Life Insurance Company.

      29.   Krisman, Inc. (MO)

      30.   Special Multi-Asset Receivables Trust (DE)

      31.   White Oak Royalty Company (OK)

      32.   500 Grant Street GP LLC (DE)

      33. 500 Grant Street Associates Limited Partnership (CT) - 99% of 500 Grant Street Associates Limited Partnership is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

      34.   MetLife Canada/MetVie Canada (Canada)

      35.   MetLife Retirement Services LLC (NJ)

            a)   MetLife Investment Funds Services LLC (NJ)

            b)   MetLife Investment Funds Management LLC (NJ)

            c)   MetLife Associates LLC (DE)

      36.   Euro CL Investments LLC (DE)

      37.   MEX DF Properties, LLC (DE)

      38. MSV Irvine Property, LLC (DE) - 4% of MSV Irvine Property, LLC is owned by Metropolitan Tower Realty Company, Inc. and 96% is owned by Metropolitan Life Insurance Company

      39.   MetLife Properties Ventures, LLC (DE)

            a)   Citypoint Holdings II Limited (UK)

      40.   Housing Fund Manager, LLC (DE)

      41. MTC Fund I, LLC (DE) 0.01% of MTC Fund I, LLC is held by Housing Fund Manager, LLC.

V.    MetLife Capital Trust II (DE)

W.    MetLife Capital Trust III (DE)

X. MetLife Insurance Company of Connecticut (Life Department) (Accident Department) (CT) 86.72% is owned by MetLife, Inc. and 13.28% is owned by MetLife Investors Group, Inc.

      1.    440 South LaSalle LLC (DE)

      2. Pilgrim Investments Oakmont Lane, LLC (DE) - 50% is owned by MetLife Insurance Company of Connecticut and 50% is owned by a third party.

      3. Pilgrim Alternative Investments Opportunity Fund I, LLC (DE) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      4.    Pilgrim Alternative Investments Opportunity Fund III Associates, LLC
            (CT) - 67% is owned by MetLife Insurance Company of Connecticut, and 33% is owned by third party.

      5.    Pilgrim Investments Highland Park, LLC (DE)

      6.    Metropolitan Connecticut Properties Ventures, LLC (DE)

      7.    Metropolitan Canadian Property Ventures LLC (NY)

      8.    Euro TI Investments LLC (DE)

      9.    Greenwich Street Investments, LLC (DE)

            a)    Greenwich Street Capital Offshore Fund, Ltd. (Virgin
                  Islands)

            b)    Greenwich Street Investments, L.P. (DE)

      10.   Hollow Creek, L.L.C. (CT)

      11. One Financial Place Corporation (DE) - 100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      12. One Financial Place Holdings, LLC (DE)-100% is owned in the aggregate by MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      13.   Plaza LLC (CT)

            a)    Tower Square Securities, Inc. (CT)

                  1) Tower Square Securities Insurance Agency of New Mexico, Inc. (NM)

                  2)    Tower Square Securities Insurance Agency of
                        Ohio, Inc. (OH) 99% is owned by Tower Square Securities, Inc.

      14.   TIC European Real Estate LP, LLC (DE)

      15.   MetLife European Holdings, Inc. (UK)

            a) MetLife Europe Limited (IRELAND)

               (i) MetLife Pensions Trustees Limited (UK)

            b) MetLife Assurance Limited (UK)

      16.   Travelers European Investments LLC (CT)

      17.   Travelers International Investments Ltd. (Cayman Islands)

      18.   MetLife Life and Annuity Company of Connecticut (CT)

            a)    Euro TL Investments LLC (DE)

      19.   TLA Holdings LLC (DE)

            a)    The Prospect Company (DE)

                  1)    Panther Valley, Inc. (NJ)

      20. TRAL & Co. (CT) - TRAL & Co. is a general partnership. Its partners are MetLife Insurance Company of Connecticut and MetLife Life and Annuity Company of Connecticut.

      21.   Tribeca Distressed Securities L.L.C. (DE)

      22.   MetLife Investors USA Insurance Comapny (DE)

      23.   MetLife Property Ventures Canada ULC (Canada)

Y.    MetLife Reinsurance Company of South Carolina (SC)

Z.    MetLife Investment Advisors Company, LLC (DE)

AA.   MetLife Standby I, LLC (DE)

      1.   MetLife Exchange Trust I (DE)

BB.   MetLife Services and Solutions, LLC (DE)

      1.   MetLife Solutions Pte. Ltd. (Singapore)

           (i)   MetLife Services East Private Limited (India)

CC.   Soap Acquisition Corporation (NY)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent corporation, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

                                        7


ITEM 27. NUMBER OF CONTRACT OWNERS


As of August 31, 2007, there were 1,386 qualified contracts and 1,514 non-qualified contracts of Vintage 3; there were 276 qualified contracts and 321 non-qualified contracts of Portfolio Architect 3; there were 214 qualified contracts and 372 non-qualified contracts of Portfolio Architect L; there were 1,136 qualified contracts and 1,067 non-qualified contracts of Vintage L; and there were 184 qualified contracts and 171 non-qualified contracts of Pioneer Annuistar Flex offered by the Registrant.


ITEM 28. INDEMNIFICATION

The Depositor's parent, MetLife, Inc. has secured a Financial Institutions Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors and Officers Liability and Corporate Reimbursement Insurance Policy with limits of $400 million under which the Depositor and MetLife Investors Distribution Company, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter.

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)  MetLife Investors Distribution Company
     5 Park Plaza, Suite 1900
     Irvine, CA 92614

     Prior to October 20, 2006, MLI Distribution LLC was the principal underwriter and distributor. On that date MLI Distribution LLC merged into MetLife Investors Distribution Company.

MetLife Investors Distribution Company also serves as principal underwriter and distributor for the following investment companies (other than the Registrant):

MetLife of CT Fund U for Variable Annuities
MetLife of CT Fund BD for Variable Annuities
MetLife of CT Fund BD II for Variable Annuities
MetLife of CT Fund BD III for Variable Annuities
MetLife of CT Fund BD IV for Variable Annuities
MetLife of CT Fund ABD for Variable Annuities
MetLife of CT Fund ABD II for Variable Annuities
MetLife of CT Separate Account PF for Variable Annuities
MetLife of CT Separate Account PF II for Variable Annuities
MetLife of CT Separate Account QP for Variable Annuities
MetLife of CT Separate Account QPN for Variable Annuities
MetLife of CT Separate Account TM for Variable Annuities
MetLife of CT Separate Account TM II for Variable Annuities
MetLife of CT Separate Account Five for Variable Annuities
MetLife of CT Separate Account Six for Variable Annuities
MetLife of CT Separate Account Seven for Variable Annuities
MetLife of CT Separate Account Eight for Variable Annuities

MetLife of CT Separate Account Nine for Variable Annuities
MetLife of CT Separate Account Ten for Variable Annuities
MetLife of CT Fund UL for Variable Life Insurance,
MetLife of CT Fund UL II for Variable Life Insurance
MetLife of CT Fund UL III for Variable Life Insurance
MetLife of CT Variable Life Insurance Separate Account One
MetLife of CT Variable Life Insurance Separate Account Two
MetLife of CT Variable Life Insurance Separate Account Three
Metropolitan Life Variable Annuity Separate Account I
Metropolitan Life Variable Annuity Separate Account II
MetLife of CT Separate Account Eleven for Variable Annuities
MetLife of CT Separate Account Twelve for Variable Annuities
MetLife of CT Separate Account Thirteen for Variable Annuities
MetLife of CT Separate Account Fourteen for Variable Annuities
MetLife Insurance Company of Connecticut Variable Annuity Separate Account 2002 MetLife Life and Annuity Company of Connecticut Variable Annuity Separate Account 2002
Met Investors Series Trust
MetLife Investors Variable Annuity Account One
MetLife Investors Variable Annuity Account Five
MetLife Investors Variable Life Account One
MetLife Investors Variable Life Account Five
MetLife Investors USA Separate Account A
MetLife Investors USA Variable Life Account A
First MetLife Investors Variable Annuity Account One
General American Separate Account Eleven
General American Separate Account Twenty-Eight
General American Separate Account Twenty-Nine
General American Separate Account Two
Security Equity Separate Account Twenty-Six
Security Equity Separate Account Twenty-Seven


Metropolitan Tower Life Separate Account One
Metropolitan Tower Life Separate Account Two



Metropolitan Life Separate Account E



Metropolitan Series Fund, Inc.



Paragon Separate Account A


Paragon Separate Account B


Paragon Separate Account C


Paragon Separate Account D





(b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are officers and managers of MetLife Investors Distribution Company. The principal business address for MetLife Investors Distribution Company is 5 Park Plaza, Suite 1900, Irvine, CA 92614.

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ----------------------------------------------------------------
Michael K. Farrell           Director
10 Park Avenue
Morristown, NJ 07962
Craig W. Markham             Director and Vice President
13045 Tesson Ferry Road
St. Louis, MO 63128

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ----------------------------------------------------------------
William J. Toppeta           Director
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Paul A. Sylvester            President, National Sales Manager- Annuities & LTC
10 Park Avenue
Morristown, NJ 07962
Elizabeth M. Forget          Executive Vice President, Investment Fund Management & Marketing
260 Madison Avenue
New York, NY 10016
Paul A. LaPiana              Executive Vice President, National Sales Manager-Life
5 Park Plaza
Suite 1900
Irvine, CA 92614
Richard C. Pearson           Executive Vice President, General Counsel and Secretary
5 Park Plaza
Suite 1900
Irvine, CA 92614
Andrew Aiello                Senior Vice President, Channel Head-National Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jeffrey A. Barker            Senior Vice President, Channel Head-Independent Accounts
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Douglas P. Rodgers           Senior Vice President, Channel Head-LTC
10 Park Avenue
Morristown, NJ 07962
Myrna F. Solomon             Senior Vice President, Channel Head-Banks
501 Boylston Street
Boston, MA 02116
Leslie Sutherland            Senior Vice President, Channel Head-Broker/Dealers
1 MetLife Plaza
Long Island City, NY 11101
Edward C. Wilson             Senior Vice President, Channel Head-Wirehouse
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Curtis Wohlers               Senior Vice President, Channel Head-Planners
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Jay S. Kaduson               Senior Vice President
10 Park Avenue
Morristown, NJ 07962
Eric T. Steigernalt          Treasurer
1 MetLife Plaza
27-01 Queens Plaza North
Long Island City, NY 11101
Peter Gruppuso               Vice President and Chief Financial Officer
485-E US Highway 1 South
Iselin, NJ 08830

NAME AND PRINCIPAL           POSITIONS AND OFFICES
BUSINESS ADDRESS             WITH UNDERWRITER
--------------------------   ----------------------------------------------------------------
Debora L. Buffington         Vice President, Director of Compliance
5 Park Plaza
Suite 1900
Irvine, CA 92614
David DeCarlo                Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Charles M. Deuth             Vice President, National Accounts
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paul M. Kos                  Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Deron J. Richens             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Cathy Sturdivant             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614
Paulina Vakouros             Vice President
5 Park Plaza
Suite 1900
Irvine, CA 92614


(c) Compensation from the Registrant. The following commissions and other compensation were received by the Distributor, directly or indirectly, from the Registrant during the Registrant's last fiscal year:

                                               (2)
                                               NET
                  (1)                      UNDERWRITING         (3)              (4)              (5)
           NAME OF PRINCIPAL              DISCOUNTS AND   COMPENSATION ON     BROKERAGE          OTHER
              UNDERWRITER                  COMMISSIONS       REDEMPTION      COMMISSIONS      COMPENSATION
           -----------------             ---------------  ---------------  ---------------  ---------------
MetLife Investors Distribution
Company................................    $62,664,479           $0               $0               $0



ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

(1)  MetLife Life and Annuity Company of Connecticut
     One Cityplace
     Hartford, Connecticut 06103-3415

ITEM 31. MANAGEMENT SERVICES

Not Applicable.

ITEM 32. UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this Registration Statement and has caused this amendment to this Registration Statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 31st day of October 2007.


            METLIFE OF CT SEPARATE ACCOUNT TEN FOR VARIABLE ANNUITIES
                                  (Registrant)

                 METLIFE LIFE AND ANNUITY COMPANY OF CONNECTICUT
                                   (Depositor)

                                        By:      /s/ MICHAEL K. FARRELL
                                            ------------------------------------
                                                Michael K. Farrell, President


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 31st day of October 2007.





         /s/ *MICHAEL K. FARRELL                  President and Director
---------------------------------------------
             (Michael K. Farrell)

          /s/ *STANLEY J. TALBI                   Executive Vice President and Chief
---------------------------------------------        Financial Officer
              (Stanley J. Talbi)

      /s/ *JOSEPH J. PROCHASKA, JR.               Executive Vice President and Chief
---------------------------------------------        Accounting Officer
          (Joseph J. Prochaska, Jr.)

         /s/ *WILLIAM J. MULLANEY                 Director
---------------------------------------------
            (William J. Mullaney)

            /s/ *LISA M. WEBER                    Director
---------------------------------------------
               (Lisa M. Weber)



                                        By:       /s/ MICHELE H. ABATE
                                            ------------------------------------
                                             Michele H. Abate, Attorney-in-Fact

* MetLife Life and Annuity Company of Connecticut. Executed by Michele H. Abate on behalf of those indicated pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 (File Nos. 333-65922/811-09413) filed as Exhibit 13 on April 6, 2007.

                                  EXHIBIT INDEX

6(d)    Certificate of Correction (MLACC)
8(d)    4/30/07 Participation Agreement (Metropolitan Series Fund, Inc.)
8(e)    8/31/07 Participation Agreement (Metropolitan Series Fund, Inc.)
10(a)   Consent of KPMG LLP, Independent Registered Public Accounting Firm.
10(b)   Consent of Deloitte & Touche LLP, Independent Registered Public
        Accounting Firm.